Securities Act of 1933 Registration No. 002-69972

Investment Company Act of 1940 Registration No. 811-03114

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  176

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

[X] Amendment No.  176

Fidelity Select Portfolios

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Nicole Macarchuk, Secretary and Chief Legal Officer

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on April 29, 2025 pursuant to paragraph (b) of Rule 485 at 12:01 a.m. Eastern Time.

Fidelity® Select Portfolios®

Telecommunications Services Sector

Fund	Ticker
Telecommunications Portfolio Class Telecommunications Portfolio	FSTCX
Wireless Portfolio	FWRLX

In this prospectus, the term "shares" (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Telecommunications Portfolio
Wireless Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund /Class:

Telecommunications Portfolio

/Telecommunications Portfolio

Investment Objective
Telecommunications Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.75%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of telecommunications services.

These companies may include, for example, providers of communications and high-density data transmission services; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and internet service providers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration.

The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2.31%	22.81%	1.69%	- 8.02%	20.40%	20.61%	- 2.78%	- 16.99%	7.27%	21.18%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.85%	September 30, 2024
Lowest Quarter Return	- 19.04%	September 30, 2022
Year-to-Date Return	8.30%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Telecommunications Portfolio
Return Before Taxes	21.18%	4.82%	6.00%
Return After Taxes on Distributions	20.50%	2.99%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares	12.95%	3.51%	4.45%
MSCI U.S. IM Telecommunication Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	28.15%	5.03%	4.57%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nicole Abernethy (Portfolio Manager) has managed the fund since 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Wireless Portfolio
Investment Objective
Wireless Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%
Total annual operating expenses	0.71%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$73
3 years	$227
5 years	$395
10 years	$883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 49 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in activities relating to wireless communications services or products.

These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software, or other companies with products or services related to wireless communications.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Wireless Industry Concentration.

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 3.09%	10.07%	25.02%	- 6.21%	40.14%	33.09%	12.14%	- 27.81%	25.93%	17.17%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.39%	June 30, 2020
Lowest Quarter Return	- 15.42%	June 30, 2022
Year-to-Date Return	0.88%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Wireless Portfolio
Return Before Taxes	17.17%	9.71%	10.79%
Return After Taxes on Distributions	14.71%	7.81%	8.91%
Return After Taxes on Distributions and Sale of Fund Shares	11.78%	7.34%	8.31%
Fidelity Wireless Index℠ (reflects no deduction for fees, expenses, or taxes)	12.81%	7.16%	8.11%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nicole Abernethy (Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Telecommunications Portfolio

The fund invests primarily in companies principally engaged in the development, production, or distribution of telecommunications services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, providers of communications and high-density data transmission services; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and internet service providers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Wireless Portfolio

The fund invests primarily in companies engaged in activities relating to wireless communications services or products . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in cellular communications, paging, mobile radio, wireless LANs, microwave transmission, personal communications devices and networks, related software, or other companies with products or services related to wireless communications.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, and rapid obsolescence. Wireless network operators can also face significant capital expenditures to build networks of critical mass, and can carry heavy debt burdens from financings.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Telecommunications Portfolio and Wireless Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

Fund	NAV Calculation Times (Eastern Time)
Telecommunications Portfolio	4:00 p.m.
Wireless Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Telecommunications Portfolio	April, July, October, December
Wireless Portfolio	April, December

Fund Name	Capital Gains Paid
Telecommunications Portfolio	April, December
Wireless Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Telecommunications Portfolio and Wireless Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Telecommunications Portfolio and Wireless Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Telecommunications Portfolio and Wireless Portfolio.

Portfolio Manager(s)

Nicole Abernethy is Portfolio Manager of both Telecommunications Portfolio and Wireless Portfolio, which she has managed since 2020 and 2024, respectively. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Telecommunications Portfolio	0.72%
Wireless Portfolio	0.72%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Telecommunications Portfolio/Telecommunications Portfolio	0.67%
Wireless Portfolio	0.67%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Telecommunications Portfolio is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Telecommunications Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.59	$46.97	$54.73	$67.04	$60.99
Income from Investment Operations
Net investment income (loss) B,C	1.25	1.20	1.09	1.71 D	.86
Net realized and unrealized gain (loss)	13.83	(1.87) E	(5.24)	(5.18)	10.71
Total from investment operations	15.08	(.67)	(4.15)	(3.47)	11.57
Distributions from net investment income	(1.19)	(1.23)	(1.15)	(1.89)	(.57)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.19)	(1.71)	(3.61)	(8.84)	(5.52) F
Net asset value, end of period	$58.48	$44.59	$46.97	$54.73	$67.04
Total Return G	34.31%	(1.33)% E	(7.71)%	(5.99)%	19.15%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75%	.85%	.82%	.79%	.81%
Expenses net of fee waivers, if any	.75%	.84%	.82%	.79%	.81%
Expenses net of all reductions	.75%	.84%	.82%	.79%	.79%
Net investment income (loss)	2.48%	2.75%	2.20%	2.57% D	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$178,652	$147,413	$171,885	$199,560	$242,284
Portfolio turnover rate J	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.04%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.41)%.

F Total distributions per share do not sum due to rounding.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Wireless Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.17	$12.91	$13.34	$10.69
Income from Investment Operations
Net investment income (loss) B,C	.15	.12	.09	.10	.10
Net realized and unrealized gain (loss)	1.94	1.89	(1.95)	.54	3.50
Total from investment operations	2.09	2.01	(1.86)	.64	3.60
Distributions from net investment income	(.13)	(.11)	(.09)	(.09)	(.10)
Distributions from net realized gain	(1.00)	(.17)	(.79)	(.98)	(.86)
Total distributions	(1.13)	(.28)	(.88)	(1.07)	(.95) D
Net asset value, end of period	$12.86	$11.90	$10.17	$12.91	$13.34
Total Return E	18.31%	19.83%	(14.79)%	4.40%	36.09%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.81%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.71%	.80%	.79%	.77%	.79%
Expenses net of all reductions	.71%	.80%	.79%	.77%	.78%
Net investment income (loss)	1.18%	1.16%	.85%	.69%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$325,790	$324,107	$302,206	$403,566	$440,296
Portfolio turnover rate H	49%	22%	11%	30%	55%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

Fidelity Wireless Index ℠   is a modified market capitalization-weighted index of stocks designed to measure the performance of companies engaged in activities relating to wireless communications services or products. S&P Dow Jones is the index calculation agent.

MSCI U.S. IM Telecommunication Services 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Telecommunications Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910415.115	SELTS-PRO-0425

Fidelity® Select Portfolios®

Materials Sector

Materials Portfolio

Class /Ticker

Fidelity Advisor® Materials Fund

A /FMFAX M /FMFTX C /FMFCX I /FMFEX Z /FIJFX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Materials Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund /Class:

Materials Portfolio

/Fidelity Advisor® Materials Fund A, M, C, I, Z
Investment Objective
Materials Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus and in the sales charge waiver appendix to the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.72%	0.72%	0.72%	0.70%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Total annual operating expenses	0.99%	1.24%	1.74%	0.72%	0.59%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$670	$670	$472	$472	$277	$177	$74	$74	$60	$60
3 years	$872	$872	$730	$730	$548	$548	$230	$230	$189	$189
5 years	$1,091	$1,091	$1,007	$1,007	$944	$944	$401	$401	$329	$329
10 years	$1,718	$1,718	$1,797	$1,797	$1,853	$1,853	$894	$894	$738	$738

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

These companies may include, for example, manufacturers of sand, lime, concrete and other building materials, metal, glass, plastic, or cardboard containers or packaging; producers of industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; fertilizer and other agriculture-related chemical products; companies that produce adhesives, sealants, and other high value-added chemicals; producers of aluminum and related materials; companies engaged in producing and extracting metals and minerals; producers of gold, iron, steel, and companies mining precious metals and minerals; and manufacturers of timber, related wood products, and paper.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 8.91%	11.71%	25.86%	- 23.85%	12.10%	21.43%	31.28%	- 10.10%	7.02%	- 3.16%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	24.19%	June 30, 2020
Lowest Quarter Return	- 26.36%	March 31, 2020
Year-to-Date Return	1.17%	March 31, 2025

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	- 8.73%	6.96%	4.35%
Return After Taxes on Distributions	- 11.05%	5.95%	3.37%
- Return After Taxes on Distributions and Sale of Fund Shares	- 3.39%	5.48%	3.33%
Class M - Return Before Taxes	- 6.79%	7.19%	4.30%
Class C - Return Before Taxes	- 4.75%	7.42%	4.34%
Class I - Return Before Taxes	- 2.91%	8.54%	5.26%
Class Z - Return Before Taxes	- 2.77%	8.69%	5.65 % A
MSCI U.S. IMI Materials 25-50 Index (reflects no deduction for fees, expenses, or taxes)	0.54%	9.01%	7.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

A From October 2, 2018 .

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ashley Fernandes (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Materials Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Materials refers to industrial or agricultural materials and unfinished goods, such as chemicals, gases, metals, or other natural or synthetic materials.

These companies may include, for example, manufacturers of sand, lime, concrete and other building materials, metal, glass, plastic, or cardboard containers or packaging; producers of industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; fertilizer and other agriculture-related chemical products; companies that produce adhesives, sealants, and other high value-added chemicals; producers of aluminum and related materials; companies engaged in producing and extracting metals and minerals; producers of gold, iron, steel, and companies mining precious metals and minerals; and manufacturers of timber, related wood products, and paper.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Materials Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity ® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny ® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor ® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity's managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature . After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity ® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity ® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity ® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity ® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for shares of Fidelity ® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or Class Z shares of other Fidelity ® funds available through your employee benefit plan, or if the Fidelity ® fund does not offer Class Z shares, then other classes of the Fidelity ® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class's prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line ® ): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Materials Portfolio	April, December

Fund Name	Capital Gains Paid
Materials Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Ashley Fernandes is Portfolio Manager of Materials Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Materials Portfolio	0.72%	0.72%	0.72%	0.70%	0.56%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Materials Portfolio/Class A	0.72%
Materials Portfolio/Class M	0.72%
Materials Portfolio/Class C	0.72%
Materials Portfolio/Class I	0.70%
Materials Portfolio/Class Z	0.56%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus. In all instances, it is the purchaser's responsibility to notify a fund or the purchaser's intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00% (c)
$4,000,000 but less than $25,000,000	None	None	0.50% (c)
$25,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees . Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor ® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity Advisor® Materials Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$97.67	$99.98	$102.68	$87.03	$59.39
Income from Investment Operations
Net investment income (loss) B,C	.58	1.01	.79	.46	.33
Net realized and unrealized gain (loss)	(.69)	1.70	(.54)	15.77	27.72
Total from investment operations	(.11)	2.71	.25	16.23	28.05
Distributions from net investment income	(.70)	(1.06)	(.80)	(.58)	(.41)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.18)	(5.02)	(2.95)	(.58)	(.41)
Net asset value, end of period	$87.38	$97.67	$99.98	$102.68	$87.03
Total Return D,E	(.06) %	2.88%	.39%	18.64%	47.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.99%	1.03%	1.03%	1.03%	1.08%
Expenses net of fee waivers, if any	.99%	1.02%	1.03%	1.03%	1.08%
Expenses net of all reductions	.99%	1.02%	1.03%	1.03%	1.08%
Net investment income (loss)	.60%	1.07%	.81%	.46%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$95,277	$109,696	$124,777	$138,219	$101,238
Portfolio turnover rate H	65%	51% I	47%	43%	36%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Materials Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.39	$98.77	$101.52	$86.14	$58.84
Income from Investment Operations
Net investment income (loss) B,C	.34	.77	.54	.20	.14
Net realized and unrealized gain (loss)	(.67)	1.67	(.53)	15.59	27.42
Total from investment operations	(.33)	2.44	.01	15.79	27.56
Distributions from net investment income	(.48)	(.86)	(.61)	(.41)	(.26)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(9.96)	(4.82)	(2.76)	(.41)	(.26)
Net asset value, end of period	$86.10	$96.39	$98.77	$101.52	$86.14
Total Return D,E	(.30) %	2.63%	.15%	18.32%	46.86%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of fee waivers, if any	1.24%	1.27%	1.28%	1.29%	1.36%
Expenses net of all reductions	1.24%	1.27%	1.28%	1.29%	1.36%
Net investment income (loss)	.35%	.82%	.56%	.20%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,144	$33,182	$38,570	$37,100	$24,768
Portfolio turnover rate H	65%	51% I	47%	43%	36%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returns do not include the effect of the sales charges.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Materials Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$93.33	$95.85	$98.63	$83.76	$57.30
Income from Investment Operations
Net investment income (loss) B,C	(.13)	.29	.06	(.28)	(.18)
Net realized and unrealized gain (loss)	(.63)	1.60	(.53)	15.15	26.64
Total from investment operations	(.76)	1.89	(.47)	14.87	26.46
Distributions from net investment income	-	(.45)	(.16)	-	-
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(9.48)	(4.41)	(2.31)	-	-
Net asset value, end of period	$83.09	$93.33	$95.85	$98.63	$83.76
Total Return D,E	(.80) %	2.11%	(.36)%	17.75%	46.18%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.74%	1.78%	1.78%	1.78%	1.83%
Expenses net of fee waivers, if any	1.74%	1.77%	1.78%	1.78%	1.83%
Expenses net of all reductions	1.74%	1.77%	1.78%	1.78%	1.83%
Net investment income (loss)	(.15)%	.32%	.06%	(.29)%	(.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,581	$13,269	$17,053	$21,261	$23,296
Portfolio turnover rate H	65%	51% I	47%	43%	36%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returnsdo not include the effect of the contingent deferred sales charge.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Materials Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$98.13	$100.42	$103.07	$87.29	$59.52
Income from Investment Operations
Net investment income (loss) B,C	.85	1.28	1.06	.74	.55
Net realized and unrealized gain (loss)	(.71)	1.71	(.54)	15.83	27.80
Total from investment operations	.14	2.99	.52	16.57	28.35
Distributions from net investment income	(.95)	(1.32)	(1.02)	(.79)	(.58)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.43)	(5.28)	(3.17)	(.79)	(.58)
Net asset value, end of period	$87.84	$98.13	$100.42	$103.07	$87.29
Total Return D	.21%	3.16%	.66%	18.97%	47.70%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.72%	.75%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.72%	.75%	.76%	.75%	.78%
Expenses net of all reductions	.72%	.75%	.76%	.75%	.78%
Net investment income (loss)	.87%	1.34%	1.08%	.74%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$123,039	$144,811	$208,630	$238,282	$190,132
Portfolio turnover rate G	65%	51% H	47%	43%	36%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

H Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Materials Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$97.99	$100.27	$102.92	$87.14	$59.40
Income from Investment Operations
Net investment income (loss) B,C	.98	1.41	1.20	.88	.67
Net realized and unrealized gain (loss)	(.71)	1.72	(.54)	15.81	27.75
Total from investment operations	.27	3.13	.66	16.69	28.42
Distributions from net investment income	(1.15)	(1.45)	(1.16)	(.91)	(.68)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.63)	(5.41)	(3.31)	(.91)	(.68)
Net asset value, end of period	$87.63	$97.99	$100.27	$102.92	$87.14
Total Return D	.35%	3.32%	.81%	19.14%	47.92%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.59%	.61%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58%	.61%	.61%	.62%	.64%
Expenses net of all reductions	.58%	.61%	.61%	.62%	.63%
Net investment income (loss)	1.01%	1.48%	1.23%	.88%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$52,271	$52,204	$104,940	$73,790	$47,051
Portfolio turnover rate G	65%	51% H	47%	43%	36%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI U.S. IMI Materials 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Materials companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund's SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the fund's Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson's policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus.
  Return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Shares acquired through a right of reinstatement.
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares sold in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in the fund's prospectus.
  Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.
  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
  Shares purchased through rights of reinstatement.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.
  Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
  Breakpoints as described in the prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

  Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Shares purchased through a Merrill investment advisory program
  Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
  Shares purchased through the Merrill Edge Self-Directed platform
  Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
  Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
  Shares purchased by eligible employees of Merrill or its affiliates and their family memberswho purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
  Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
  Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

  Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))
  Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
  Shares sold due to return of excess contributions from an IRA account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
  Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
  Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
  Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund familyat Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge
  Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by or through a 529 Plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
  Employees and registered representatives of OPCO or its affiliates and their family members
  Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. ("PFSI")

Policies Regarding Transactions Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services ("PSS"). Clients of PFSI (also referred to as "shareholders") purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer.

Share Classes

  Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
  Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

  Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor   Funds held by the shareholder on the PSS platform.

  It is the shareholder's responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor Fund purchased with a sales charge. No shares of Fidelity Advisor Funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor Fund purchased on the PSS platform.
  Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan ("PDP") on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
  ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

  By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period, through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
  Only holdings of Fidelity Advisor Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder's responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor Funds on the PSS platform, or other facts qualifying the purchaser for this discount.
  Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
  If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James &  Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
  Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus
  Shares sold due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

  Breakpoints as described in this prospectus
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser's household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.835898.120	AMF-PRO-0425

Fidelity® Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Class /Ticker

Fidelity Advisor® Consumer Staples Fund

A /FDAGX M /FDTGX C /FDCGX I /FDIGX Z /FIJCX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Consumer Staples Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund /Class:

Consumer Staples Portfolio

/Fidelity Advisor® Consumer Staples Fund A, M, C, I, Z
Investment Objective
Consumer Staples Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus and in the sales charge waiver appendix to the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.70%	0.70%	0.70%	0.69%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.97%	1.22%	1.72%	0.71%	0.58%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$668	$668	$470	$470	$275	$175	$73	$73	$59	$59
3 years	$866	$866	$724	$724	$542	$542	$227	$227	$186	$186
5 years	$1,080	$1,080	$997	$997	$933	$933	$395	$395	$324	$324
10 years	$1,696	$1,696	$1,776	$1,776	$1,831	$1,831	$883	$883	$726	$726

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.

These companies may include, for example, drug stores and pharmacies; retail food stores and super centers; producers of packaged foods and tobacco products; breweries, vintners, distillers, and non-alcoholic beverage producers; producers of agricultural products; and producers of non-durable household products and personal and beauty care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration.

The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
1.63%	2.78%	11.75%	- 16.07%	31.38%	11.25%	14.18%	- 0.73%	2.70%	5.25%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	17.13%	March 31, 2019
Lowest Quarter Return	- 16.65%	March 31, 2020
Year-to-Date Return	0.58%	March 31, 2025

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	- 0.81%	5.14%	5.16%
Return After Taxes on Distributions	- 2.64%	3.63%	3.53%
- Return After Taxes on Distributions and Sale of Fund Shares	0.84%	3.85%	3.78%
Class M - Return Before Taxes	1.30%	5.36%	5.12%
Class C - Return Before Taxes	3.50%	5.59%	5.15%
Class I - Return Before Taxes	5.53%	6.68%	6.07%
Class Z - Return Before Taxes	5.66%	6.81%	8.22 % A
MSCI U.S. IMI Consumer Staples 25-50 Index (reflects no deduction for fees, expenses, or taxes)	13.38%	8.32%	8.18%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

A From October 2, 2018 .

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ben Shuleva (Portfolio Manager) has managed the fund since 2020.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Consumer Staples Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer staples tend to be essential products whose demand remains stable over economic cycles, such as food, beverages, tobacco, and household and personal care products.

These companies may include, for example, drug stores and pharmacies; retail food stores and super centers; producers of packaged foods and tobacco products; breweries, vintners, distillers, and non-alcoholic beverage producers; producers of agricultural products; and producers of non-durable household products and personal and beauty care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments affect agricultural products as well as other consumer staples.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Consumer Staples Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity ® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny ® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor ® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity's managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature . After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity ® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity ® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity ® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity ® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for shares of Fidelity ® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or Class Z shares of other Fidelity ® funds available through your employee benefit plan, or if the Fidelity ® fund does not offer Class Z shares, then other classes of the Fidelity ® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class's prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line ® ): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Consumer Staples Portfolio	April, July, October, December

Fund Name	Capital Gains Paid
Consumer Staples Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Ben Shuleva is Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Consumer Staples Portfolio	0.71%	0.72%	0.71%	0.69%	0.56%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Consumer Staples Portfolio/Class A	0.70%
Consumer Staples Portfolio/Class M	0.70%
Consumer Staples Portfolio/Class C	0.70%
Consumer Staples Portfolio/Class I	0.69%
Consumer Staples Portfolio/Class Z	0.56%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus. In all instances, it is the purchaser's responsibility to notify a fund or the purchaser's intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00% (c)
$4,000,000 but less than $25,000,000	None	None	0.50% (c)
$25,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees . Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor ® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity Advisor® Consumer Staples Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.15	$91.25	$95.55	$89.40	$79.57
Income from Investment Operations
Net investment income (loss) B,C	1.62	1.68	1.38	1.40	1.34
Net realized and unrealized gain (loss)	4.42	2.68	(2.79)	14.98	11.24
Total from investment operations	6.04	4.36	(1.41)	16.38	12.58
Distributions from net investment income	(1.70)	(1.50)	(1.36)	(1.55)	(1.42)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.36)	(4.46)	(2.89)	(10.23)	(2.75)
Net asset value, end of period	$89.83	$91.15	$91.25	$95.55	$89.40
Total Return D,E	6.74%	4.90%	(1.49)%	18.83%	16.00%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.97%	1.01%	1.01%	1.01%	1.04%
Expenses net of fee waivers, if any	.97%	1.00%	1.01%	1.01%	1.04%
Expenses net of all reductions	.97%	1.00%	1.01%	1.01%	1.03%
Net investment income (loss)	1.74%	1.80%	1.51%	1.45%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$282,128	$290,687	$297,850	$293,276	$248,234
Portfolio turnover rate H	45%	54% I	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Totalreturns do not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Consumer Staples Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$89.96	$90.11	$94.39	$88.43	$78.74
Income from Investment Operations
Net investment income (loss) B,C	1.37	1.42	1.13	1.13	1.10
Net realized and unrealized gain (loss)	4.35	2.66	(2.76)	14.81	11.11
Total from investment operations	5.72	4.08	(1.63)	15.94	12.21
Distributions from net investment income	(1.47)	(1.27)	(1.12)	(1.30)	(1.19)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.13)	(4.23)	(2.65)	(9.98)	(2.52)
Net asset value, end of period	$88.55	$89.96	$90.11	$94.39	$88.43
Total Return D,E	6.46%	4.63%	(1.74)%	18.51%	15.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	1.22%	1.27%	1.27%	1.28%	1.31%
Expenses net of fee waivers, if any	1.22%	1.26%	1.27%	1.28%	1.31%
Expenses net of all reductions	1.22%	1.26%	1.27%	1.28%	1.30%
Net investment income (loss)	1.49%	1.54%	1.25%	1.18%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$54,901	$58,373	$62,870	$64,707	$56,664
Portfolio turnover rate H	45%	54% I	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Total returnsdo not include the effect of the sales charges.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Consumer Staples Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$88.04	$88.22	$92.48	$86.73	$77.27
Income from Investment Operations
Net investment income (loss) B,C	.89	.95	.67	.65	.68
Net realized and unrealized gain (loss)	4.26	2.61	(2.69)	14.51	10.87
Total from investment operations	5.15	3.56	(2.02)	15.16	11.55
Distributions from net investment income	(.95)	(.78)	(.71)	(.79)	(.80)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.62)	(1.30)
Total distributions	(6.61)	(3.74)	(2.24)	(9.41)	(2.09) D
Net asset value, end of period	$86.58	$88.04	$88.22	$92.48	$86.73
Total Return E,F	5.94%	4.12%	(2.23)%	17.92%	15.14%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.72%	1.76%	1.77%	1.77%	1.79%
Expenses net of fee waivers, if any	1.72%	1.75%	1.76%	1.76%	1.79%
Expenses net of all reductions	1.72%	1.75%	1.76%	1.76%	1.78%
Net investment income (loss)	.99%	1.05%	.76%	.70%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$35,365	$52,661	$78,497	$88,645	$104,955
Portfolio turnover rate I	45%	54% J	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returnsdo not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Consumer Staples Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.11	$92.16	$96.48	$90.17	$80.23
Income from Investment Operations
Net investment income (loss) B,C	1.89	1.95	1.65	1.67	1.60
Net realized and unrealized gain (loss)	4.45	2.72	(2.83)	15.13	11.34
Total from investment operations	6.34	4.67	(1.18)	16.80	12.94
Distributions from net investment income	(1.93)	(1.76)	(1.61)	(1.80)	(1.67)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.59)	(4.72)	(3.14)	(10.49) D	(3.00)
Net asset value, end of period	$90.86	$92.11	$92.16	$96.48	$90.17
Total Return E	7.01%	5.19%	(1.22)%	19.15%	16.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.71%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.71%	.73%	.74%	.74%	.75%
Net investment income (loss)	2.00%	2.08%	1.78%	1.72%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$113,822	$143,350	$158,019	$149,160	$132,898
Portfolio turnover rate H	45%	54% I	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Consumer Staples Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.98	$92.05	$96.36	$90.08	$80.14
Income from Investment Operations
Net investment income (loss) B,C	2.01	2.07	1.76	1.79	1.71
Net realized and unrealized gain (loss)	4.45	2.70	(2.82)	15.10	11.35
Total from investment operations	6.46	4.77	(1.06)	16.89	13.06
Distributions from net investment income	(2.04)	(1.88)	(1.73)	(1.93)	(1.79)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.70)	(4.84)	(3.25) D	(10.61)	(3.12)
Net asset value, end of period	$90.74	$91.98	$92.05	$96.36	$90.08
Total Return E	7.15%	5.31%	(1.09)%	19.29%	16.49%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.58%	.61%	.61%	.61%	.62%
Expenses net of fee waivers, if any	.58%	.60%	.61%	.61%	.62%
Expenses net of all reductions	.58%	.60%	.61%	.61%	.62%
Net investment income (loss)	2.13%	2.20%	1.91%	1.85%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$38,570	$58,026	$88,741	$77,826	$43,591
Portfolio turnover rate H	45%	54% I	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI U.S. IMI Consumer Staples 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Consumer Staples companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund's SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the fund's Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson's policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus.
  Return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Shares acquired through a right of reinstatement.
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares sold in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in the fund's prospectus.
  Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.
  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
  Shares purchased through rights of reinstatement.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.
  Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
  Breakpoints as described in the prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

  Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Shares purchased through a Merrill investment advisory program
  Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
  Shares purchased through the Merrill Edge Self-Directed platform
  Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
  Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
  Shares purchased by eligible employees of Merrill or its affiliates and their family memberswho purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
  Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
  Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

  Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))
  Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
  Shares sold due to return of excess contributions from an IRA account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
  Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
  Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
  Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund familyat Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge
  Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by or through a 529 Plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
  Employees and registered representatives of OPCO or its affiliates and their family members
  Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. ("PFSI")

Policies Regarding Transactions Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services ("PSS"). Clients of PFSI (also referred to as "shareholders") purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer.

Share Classes

  Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
  Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

  Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor   Funds held by the shareholder on the PSS platform.

  It is the shareholder's responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor Fund purchased with a sales charge. No shares of Fidelity Advisor Funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor Fund purchased on the PSS platform.
  Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan ("PDP") on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
  ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

  By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period, through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
  Only holdings of Fidelity Advisor Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder's responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor Funds on the PSS platform, or other facts qualifying the purchaser for this discount.
  Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
  If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James &  Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
  Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus
  Shares sold due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

  Breakpoints as described in this prospectus
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser's household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.835868.120	ACSF-PRO-0425

Fidelity® Select Portfolios®

Telecommunications Services Sector

Telecommunications Portfolio

Class /Ticker

Fidelity Advisor® Telecommunications Fund

A /FTUAX M /FTUTX C /FTUCX I /FTUIX Z /FIJGX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Telecommunications Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund /Class:

Telecommunications Portfolio

/Fidelity Advisor® Telecommunications Fund A, M, C, I, Z
Investment Objective
Telecommunications Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.72%	0.72%	0.72%	0.67%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.08%	0.08%	0.08%	0.08%	0.08%
Total annual operating expenses	1.05%	1.30%	1.80%	0.75%	0.64%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$676	$676	$478	$478	$283	$183	$77	$77	$65	$65
3 years	$890	$890	$748	$748	$566	$566	$240	$240	$205	$205
5 years	$1,121	$1,121	$1,038	$1,038	$975	$975	$417	$417	$357	$357
10 years	$1,784	$1,784	$1,863	$1,863	$1,919	$1,919	$930	$930	$798	$798

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of telecommunications services.

These companies may include, for example, providers of communications and high-density data transmission services; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and internet service providers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Telecom Services Industry Concentration.

The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
1.96%	22.39%	1.37%	- 8.33%	19.96%	20.22%	- 3.06%	- 17.23%	6.95%	20.84%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.79%	September 30, 2024
Lowest Quarter Return	- 19.12%	September 30, 2022
Year-to-Date Return	8.22%	March 31, 2025

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	13.89%	3.28%	5.03%
Return After Taxes on Distributions	13.32%	1.54%	3.35%
- Return After Taxes on Distributions and Sale of Fund Shares	8.57%	2.32%	3.69%
Class M - Return Before Taxes	16.30%	3.48%	4.97%
Class C - Return Before Taxes	18.95%	3.73%	5.04%
Class I - Return Before Taxes	21.20%	4.85%	6.00%
Class Z - Return Before Taxes	21.31%	4.97%	4.83 % A
MSCI U.S. IM Telecommunication Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	28.15%	5.03%	4.57%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

A From October 2, 2018 .

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nicole Abernethy (Portfolio Manager) has managed the fund since 2020.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Telecommunications Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies principally engaged in the development, production, or distribution of telecommunications services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, providers of communications and high-density data transmission services; operators of fixed-line telecommunications networks; and providers of cellular or wireless communications services and internet service providers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Telecommunications Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity ® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny ® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor ® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity's managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature . After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity ® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity ® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity ® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity ® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for shares of Fidelity ® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or Class Z shares of other Fidelity ® funds available through your employee benefit plan, or if the Fidelity ® fund does not offer Class Z shares, then other classes of the Fidelity ® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class's prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line ® ): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Telecommunications Portfolio	April, July, October, December

Fund Name	Capital Gains Paid
Telecommunications Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Nicole Abernethy is Portfolio Manager of Telecommunications Portfolio, which she has managed since 2020. She also manages other funds. Since joining Fidelity Investments in 2011, Ms. Abernethy has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Telecommuni- cations Portfolio	0.72%	0.72%	0.72%	0.67%	0.56%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Telecommunications Portfolio/Class A	0.72%
Telecommunications Portfolio/Class M	0.72%
Telecommunications Portfolio/Class C	0.72%
Telecommunications Portfolio/Class I	0.67%
Telecommunications Portfolio/Class Z	0.56%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus. In all instances, it is the purchaser's responsibility to notify a fund or the purchaser's intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00% (c)
$4,000,000 but less than $25,000,000	None	None	0.50% (c)
$25,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees . Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor ® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity Advisor® Telecommunications Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.20	$46.57	$54.28	$66.52	$60.60
Income from Investment Operations
Net investment income (loss) B,C	1.09	1.06	.93	1.51 D	.66
Net realized and unrealized gain (loss)	13.71	(1.85) E	(5.19)	(5.14)	10.61
Total from investment operations	14.80	(.79)	(4.26)	(3.63)	11.27
Distributions from net investment income	(1.05)	(1.10)	(.99)	(1.66)	(.39)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.05)	(1.58)	(3.45)	(8.61)	(5.35)
Net asset value, end of period	$57.95	$44.20	$46.57	$54.28	$66.52
Total Return F,G	33.91%	(1.60)% E	(7.98)%	(6.28)%	18.75%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of fee waivers, if any	1.05%	1.13%	1.13%	1.09%	1.11%
Expenses net of all reductions	1.05%	1.12%	1.13%	1.09%	1.10%
Net investment income (loss)	2.19%	2.48%	1.89%	2.27% D	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$20,390	$16,323	$18,744	$22,023	$29,800
Portfolio turnover rate J	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.68)%.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Telecommunications Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$43.84	$46.21	$53.88	$66.09	$60.25
Income from Investment Operations
Net investment income (loss) B,C	.96	.95	.80	1.29 D	.46
Net realized and unrealized gain (loss)	13.59	(1.84) E	(5.14)	(5.08)	10.54
Total from investment operations	14.55	(.89)	(4.34)	(3.79)	11.00
Distributions from net investment income	(.95)	(1.00)	(.86)	(1.48)	(.20)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(.95)	(1.48)	(3.33) F	(8.42) F	(5.16)
Net asset value, end of period	$57.44	$43.84	$46.21	$53.88	$66.09
Total Return G,H	33.59%	(1.84)% E	(8.21)%	(6.55)%	18.39%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.30%	1.38%	1.39%	1.39%	1.41%
Expenses net of fee waivers, if any	1.30%	1.38%	1.38%	1.38%	1.41%
Expenses net of all reductions	1.30%	1.37%	1.38%	1.38%	1.40%
Net investment income (loss)	1.93%	2.23%	1.64%	1.97% D	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$9,614	$6,380	$7,301	$7,733	$9,038
Portfolio turnover rate K	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.44%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.92)%.

F Total distributions per share do not sum due to rounding.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Telecommunications Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.05	$46.38	$54.04	$66.17	$60.32
Income from Investment Operations
Net investment income (loss) B,C	.71	.74	.56	1.01 D	.17
Net realized and unrealized gain (loss)	13.68	(1.85) E	(5.15)	(5.09)	10.54
Total from investment operations	14.39	(1.11)	(4.59)	(4.08)	10.71
Distributions from net investment income	(.64)	(.75)	(.61)	(1.10)	(.07)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.79)
Total distributions	(.64)	(1.22) F	(3.07)	(8.05)	(4.86)
Net asset value, end of period	$57.80	$44.05	$46.38	$54.04	$66.17
Total Return G,H	32.91%	(2.33)% E	(8.66)%	(6.97)%	17.88%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.80%	1.88%	1.88%	1.83%	1.86%
Expenses net of fee waivers, if any	1.80%	1.88%	1.87%	1.83%	1.86%
Expenses net of all reductions	1.80%	1.87%	1.87%	1.83%	1.84%
Net investment income (loss)	1.44%	1.73%	1.15%	1.52% D	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$2,113	$2,547	$3,923	$5,254	$7,801
Portfolio turnover rate K	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.35 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .99%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (2.41)%.

F Totaldistributions per share do not sum due to rounding.

G Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Telecommunications Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.49	$46.84	$54.58	$66.84	$60.86
Income from Investment Operations
Net investment income (loss) B,C	1.26	1.23	1.10	1.74 D	.88
Net realized and unrealized gain (loss)	13.77	(1.87) E	(5.21)	(5.18)	10.66
Total from investment operations	15.03	(.64)	(4.11)	(3.44)	11.54
Distributions from net investment income	(1.20)	(1.23)	(1.16)	(1.87)	(.60)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.20)	(1.71)	(3.63) F	(8.82)	(5.56)
Net asset value, end of period	$58.32	$44.49	$46.84	$54.58	$66.84
Total Return G	34.29%	(1.25)% E	(7.67)%	(5.97)%	19.13%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.75%	.80%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.75%	.79%	.78%	.77%	.79%
Expenses net of all reductions	.75%	.79%	.78%	.77%	.78%
Net investment income (loss)	2.48%	2.81%	2.25%	2.59% D	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$7,664	$6,344	$28,441	$12,038	$30,622
Portfolio turnover rate J	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.33)%.

F Total distributions per share do not sum due to rounding.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Telecommunications Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$44.34	$46.72	$54.46	$66.75	$60.75
Income from Investment Operations
Net investment income (loss) B,C	1.29	1.26	1.18	1.83 D	.95
Net realized and unrealized gain (loss)	13.77	(1.86) E	(5.23)	(5.20)	10.67
Total from investment operations	15.06	(.60)	(4.05)	(3.37)	11.62
Distributions from net investment income	(1.22)	(1.31)	(1.22)	(1.98)	(.67)
Distributions from net realized gain	-	(.48)	(2.46)	(6.95)	(4.96)
Total distributions	(1.22)	(1.78) F	(3.69) F	(8.92) F	(5.62) F
Net asset value, end of period	$58.18	$44.34	$46.72	$54.46	$66.75
Total Return G	34.47%	(1.16)% E	(7.56)%	(5.87)%	19.31%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.64%	.69%	.67%	.65%	.67%
Expenses net of fee waivers, if any	.64%	.68%	.66%	.65%	.67%
Expenses net of all reductions	.64%	.68%	.66%	.65%	.65%
Net investment income (loss)	2.59%	2.92%	2.36%	2.71% D	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,903	$2,296	$2,685	$5,587	$31,271
Portfolio turnover rate J	40%	26%	24%	28%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.36 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.17%.

E Netrealized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been (1.24)%.

F Total distributions per share do not sum due to rounding.

G Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

MSCI U.S. IM Telecommunication Services 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Telecommunications Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund's SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the fund's Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson's policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus.
  Return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Shares acquired through a right of reinstatement.
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares sold in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in the fund's prospectus.
  Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.
  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
  Shares purchased through rights of reinstatement.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.
  Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
  Breakpoints as described in the prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

  Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Shares purchased through a Merrill investment advisory program
  Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
  Shares purchased through the Merrill Edge Self-Directed platform
  Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
  Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
  Shares purchased by eligible employees of Merrill or its affiliates and their family memberswho purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
  Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
  Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

  Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))
  Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
  Shares sold due to return of excess contributions from an IRA account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
  Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
  Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
  Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund familyat Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge
  Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by or through a 529 Plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
  Employees and registered representatives of OPCO or its affiliates and their family members
  Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. ("PFSI")

Policies Regarding Transactions Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services ("PSS"). Clients of PFSI (also referred to as "shareholders") purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer.

Share Classes

  Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
  Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

  Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor   Funds held by the shareholder on the PSS platform.

  It is the shareholder's responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor Fund purchased with a sales charge. No shares of Fidelity Advisor Funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor Fund purchased on the PSS platform.
  Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan ("PDP") on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
  ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

  By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period, through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
  Only holdings of Fidelity Advisor Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder's responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor Funds on the PSS platform, or other facts qualifying the purchaser for this discount.
  Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
  If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James &  Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
  Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus
  Shares sold due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

  Breakpoints as described in this prospectus
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser's household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.835913.120	ATLC-PRO-0425

Fidelity® Select Portfolios®

Consumer Discretionary Sector

Communication Services Portfolio

Class /Ticker

Fidelity Advisor® Communication Services Fund

A /FGDMX M /FGEMX C /FGHMX I /FGJMX Z /FGKMX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Communication Services Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund /Class:

Communication Services Portfolio

/Fidelity Advisor® Communication Services Fund A, M, C, I, Z
Investment Objective
Communication Services Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 19 of the prospectus and in the sales charge waiver appendix to the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.69%	0.69%	0.69%	0.69%	0.56%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.96%	1.21%	1.71%	0.71%	0.58%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$667	$667	$469	$469	$274	$174	$73	$73	$59	$59
3 years	$863	$863	$721	$721	$539	$539	$227	$227	$186	$186
5 years	$1,075	$1,075	$992	$992	$928	$928	$395	$395	$324	$324
10 years	$1,685	$1,685	$1,765	$1,765	$1,821	$1,821	$883	$883	$726	$726

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of communication services.

These companies may include, for example, interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communication Services Concentration.

The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prior to December 1, 2018, the fund was named Multimedia Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

Visit institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
2019	2020	2021	2022	2023	2024
32.26%	34.98%	15.63%	- 38.47%	56.40%	32.63%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	26.38%	June 30, 2020
Lowest Quarter Return	- 22.29%	June 30, 2022
Year-to-Date Return	- 5.12%	March 31, 2025

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2024	Past 1 year	Past 5 years	Life of class
Class A - Return Before Taxes	25.01%	13.43%	14.69 % A
Return After Taxes on Distributions	23.59%	12.53%	12.25 % A
- Return After Taxes on Distributions and Sale of Fund Shares	15.70%	10.51%	10.97 % A
Class M - Return Before Taxes	27.67%	13.69%	14.85 % B
Class C - Return Before Taxes	30.64%	13.95%	14.96 % C
Class I - Return Before Taxes	32.98%	15.12%	16.15 % D
Class Z - Return Before Taxes	33.14%	15.27%	16.30 % E
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index (reflects no deduction for fees, expenses, or taxes)	33.06%	11.57%	12.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	15.13%

A From November 30, 2018 .
B From November 30, 2018 .
C From November 30, 2018 .
D From November 30, 2018 .
E From November 30, 2018 .

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Communication Services Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in  companies engaged in the development, production, or distribution of communication services . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified under the 1940 Act, which means it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Communication Services Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity ® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny ® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor ® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity's managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature . After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity ® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity ® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity ® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity ® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for shares of Fidelity ® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or Class Z shares of other Fidelity ® funds available through your employee benefit plan, or if the Fidelity ® fund does not offer Class Z shares, then other classes of the Fidelity ® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class's prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line ® ): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Communication Services Portfolio	April, December

Fund Name	Capital Gains Paid
Communication Services Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Priyanshu Bakshi is Portfolio Manager of Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Communication Services Portfolio	0.72%	0.72%	0.71%	0.69%	0.56%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Communication Services Portfolio/Class A	0.69%
Communication Services Portfolio/Class M	0.69%
Communication Services Portfolio/Class C	0.69%
Communication Services Portfolio/Class I	0.69%
Communication Services Portfolio/Class Z	0.56%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus. In all instances, it is the purchaser's responsibility to notify a fund or the purchaser's intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00% (c)
$4,000,000 but less than $25,000,000	None	None	0.50% (c)
$25,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees . Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor ® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity Advisor® Communication Services Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$94.42	$62.24	$78.37	$87.31	$60.63
Income from Investment Operations
Net investment income (loss) B,C	(.34)	(.40) D	(.48)	(.60)	(.59)
Net realized and unrealized gain (loss)	25.16	32.58	(15.65)	(3.18)	30.37
Total from investment operations	24.82	32.18	(16.13)	(3.78)	29.78
Distributions from net realized gain	(5.07)	-	-	(5.16)	(3.10)
Total distributions	(5.07)	-	-	(5.16)	(3.10)
Net asset value, end of period	$114.17	$94.42	$62.24	$78.37	$87.31
Total Return E,F	26.91%	51.70%	(20.58)%	(5.05)%	50.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.96%	1.05%	1.07%	1.03%	1.08%
Expenses net of fee waivers, if any	.96%	1.04%	1.07%	1.03%	1.08%
Expenses net of all reductions	.96%	1.04%	1.07%	1.03%	1.07%
Net investment income (loss)	(.33)%	(.51)% D	(.74)%	(.65)%	(.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$78,619	$56,157	$24,285	$33,679	$22,962
Portfolio turnover rate I	83%	45% J	45%	57%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.57)%.

E Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returnsdo not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Communication Services Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$93.45	$61.75	$77.94	$86.94	$60.52
Income from Investment Operations
Net investment income (loss) B,C	(.59)	(.59) D	(.63)	(.82)	(.77)
Net realized and unrealized gain (loss)	24.86	32.29	(15.56)	(3.15)	30.29
Total from investment operations	24.27	31.70	(16.19)	(3.97)	29.52
Distributions from net realized gain	(5.07)	-	-	(5.03)	(3.10)
Total distributions	(5.07)	-	-	(5.03)	(3.10)
Net asset value, end of period	$112.65	$93.45	$61.75	$77.94	$86.94
Total Return E,F	26.60%	51.34%	(20.77)%	(5.28)%	50.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.21%	1.30%	1.31%	1.27%	1.32%
Expenses net of fee waivers, if any	1.21%	1.29%	1.31%	1.27%	1.32%
Expenses net of all reductions	1.21%	1.29%	1.31%	1.27%	1.32%
Net investment income (loss)	(.58)%	(.76)% D	(.98)%	(.88)%	(1.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$13,597	$9,725	$3,499	$5,817	$5,386
Portfolio turnover rate I	83%	45% J	45%	57%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.

E Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returnsdo not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Communication Services Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$91.23	$60.57	$76.81	$86.05	$60.20
Income from Investment Operations
Net investment income (loss) B,C	(1.06)	(.93) D	(.90)	(1.27)	(1.12)
Net realized and unrealized gain (loss)	24.18	31.59	(15.34)	(3.07)	30.07
Total from investment operations	23.12	30.66	(16.24)	(4.34)	28.95
Distributions from net realized gain	(5.07)	-	-	(4.90)	(3.10)
Total distributions	(5.07)	-	-	(4.90)	(3.10)
Net asset value, end of period	$109.28	$91.23	$60.57	$76.81	$86.05
Total Return E,F	25.97%	50.62%	(21.14)%	(5.76)%	49.77%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.71%	1.77%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.71%	1.77%	1.78%	1.78%	1.79%
Net investment income (loss)	(1.07)%	(1.24)% D	(1.45)%	(1.39)%	(1.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$12,596	$13,074	$7,478	$8,938	$6,856
Portfolio turnover rate I	83%	45% J	45%	57%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.30)%.

E Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returnsdo not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Communication Services Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.89	$78.93	$87.86	$60.80
Income from Investment Operations
Net investment income (loss) B,C	(.08)	(.17) D	(.28)	(.34)	(.39)
Net realized and unrealized gain (loss)	25.53	32.97	(15.76)	(3.22)	30.55
Total from investment operations	25.45	32.80	(16.04)	(3.56)	30.16
Distributions from net realized gain	(5.25)	-	-	(5.37)	(3.10)
Total distributions	(5.25)	-	-	(5.37)	(3.10)
Net asset value, end of period	$115.89	$95.69	$62.89	$78.93	$87.86
Total Return E	27.22%	52.15%	(20.32)%	(4.79)%	51.31%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.71%	.76%	.76%	.75%	.78%
Expenses net of fee waivers, if any	.71%	.75%	.75%	.75%	.77%
Expenses net of all reductions	.71%	.75%	.75%	.75%	.77%
Net investment income (loss)	(.07)%	(.22)% D	(.43)%	(.37)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$75,661	$43,534	$11,961	$32,089	$26,521
Portfolio turnover rate H	83%	45% I	45%	57%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.28)%.

E Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Fidelity Advisor® Communication Services Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$96.26	$63.18	$79.20	$88.04	$60.85
Income from Investment Operations
Net investment income (loss) B,C	.06	(.07) D	(.19)	(.22)	(.28)
Net realized and unrealized gain (loss)	25.72	33.15	(15.83)	(3.23)	30.57
Total from investment operations	25.78	33.08	(16.02)	(3.45)	30.29
Distributions from net investment income	- E	-	-	-	-
Distributions from net realized gain	(5.42)	-	-	(5.39)	(3.10)
Total distributions	(5.42)	-	-	(5.39)	(3.10)
Net asset value, end of period	$116.62	$96.26	$63.18	$79.20	$88.04
Total Return F	27.41%	52.36%	(20.23)%	(4.65)%	51.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58%	.62%	.62%	.62%	.64%
Expenses net of fee waivers, if any	.58%	.61%	.62%	.61%	.64%
Expenses net of all reductions	.58%	.61%	.62%	.61%	.63%
Net investment income (loss)	.05%	(.08)% D	(.29)%	(.23)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$107,432	$34,325	$3,314	$6,477	$3,817
Portfolio turnover rate I	83%	45% J	45%	57%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.14)%.

E Amount represents less than $.005 per share.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Communication Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices. Index returns shown for periods prior to December 1, 2018 are returns of the MSCI U.S. IM Media 25-50 Index.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund's SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the fund's Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson's policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus.
  Return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Shares acquired through a right of reinstatement.
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares sold in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in the fund's prospectus.
  Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.
  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
  Shares purchased through rights of reinstatement.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.
  Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
  Breakpoints as described in the prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

  Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Shares purchased through a Merrill investment advisory program
  Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
  Shares purchased through the Merrill Edge Self-Directed platform
  Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
  Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
  Shares purchased by eligible employees of Merrill or its affiliates and their family memberswho purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
  Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
  Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

  Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))
  Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
  Shares sold due to return of excess contributions from an IRA account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
  Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
  Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
  Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund familyat Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge
  Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by or through a 529 Plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
  Employees and registered representatives of OPCO or its affiliates and their family members
  Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. ("PFSI")

Policies Regarding Transactions Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services ("PSS"). Clients of PFSI (also referred to as "shareholders") purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer.

Share Classes

  Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
  Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

  Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor   Funds held by the shareholder on the PSS platform.

  It is the shareholder's responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor Fund purchased with a sales charge. No shares of Fidelity Advisor Funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor Fund purchased on the PSS platform.
  Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan ("PDP") on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
  ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

  By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period, through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
  Only holdings of Fidelity Advisor Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder's responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor Funds on the PSS platform, or other facts qualifying the purchaser for this discount.
  Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
  If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James &  Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
  Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus
  Shares sold due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

  Breakpoints as described in this prospectus
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser's household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9891787.108	ABAM-PRO-0425

Fidelity® Select Portfolios®

Health Care Sector

Fund /Ticker

Biotechnology Portfolio /FBIOX

Health Care Portfolio /FSPHX

Health Care Services Portfolio /FSHCX

Medical Technology and Devices Portfolio /FSMEX

Pharmaceuticals Portfolio /FPHAX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Biotechnology Portfolio
Health Care Portfolio
Health Care Services Portfolio
Medical Technology and Devices Portfolio
Pharmaceuticals Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Biotechnology Portfolio
Investment Objective
Biotechnology Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.63%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$64
3 years	$202
5 years	$351
10 years	$786

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology.

These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based in whole or in part on genetic analysis and genetic engineering.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Biotechnology Industry Concentration.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation, and revenue patterns can be erratic.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
13.67%	- 23.72%	27.87%	- 10.73%	35.96%	38.34%	- 12.37%	- 15.87%	10.08%	7.28%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	33.64%	June 30, 2020
Lowest Quarter Return	- 28.45%	March 31, 2016
Year-to-Date Return	- 1.38%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Biotechnology Portfolio
Return Before Taxes	7.28%	3.79%	4.95%
Return After Taxes on Distributions	6.94%	2.11%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	4.50%	2.93%	3.76%
MSCI U.S. IMI Biotechnology 25-50 Index (reflects no deduction for fees, expenses, or taxes)	3.49%	7.83%	7.08%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Rajiv Kaul (Portfolio Manager) has managed the fund since 2005.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Health Care Portfolio
Investment Objective
Health Care Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.63%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$64
3 years	$202
5 years	$351
10 years	$786

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
6.57%	- 10.68%	24.02%	7.44%	31.46%	24.43%	11.50%	- 12.82%	4.13%	4.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.15%	December 31, 2019
Lowest Quarter Return	- 15.01%	December 31, 2018
Year-to-Date Return	- 1.03%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Health Care Portfolio
Return Before Taxes	4.93%	5.74%	8.22%
Return After Taxes on Distributions	2.46%	4.10%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	4.69%	4.39%	6.38%
MSCI U.S. IMI Health Care 25-50 Index (reflects no deduction for fees, expenses, or taxes)	2.75%	7.29%	8.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Edward Yoon (Portfolio Manager) has managed the fund since 2008.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Health Care Services Portfolio
Investment Objective
Health Care Services Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.67%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.

These companies may include, for example, owners and operators of health care facilities, HMOs, and other managed plans; other health care providers and health care service companies; and distributors and wholesalers of health care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Services Industry Concentration.

The health care services industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
6.95%	2.25%	24.34%	10.45%	19.91%	18.52%	20.15%	0.84%	1.51%	- 13.24%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.24%	December 31, 2019
Lowest Quarter Return	- 15.65%	December 31, 2024
Year-to-Date Return	14.13%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Health Care Services Portfolio
Return Before Taxes	- 13.24%	4.81%	8.58%
Return After Taxes on Distributions	- 16.16%	3.42%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares	- 5.62%	3.83%	6.75%
MSCI U.S. IMI Health Care Providers & Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	- 4.01%	8.50%	10.20%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Justin Segalini (Co-Portfolio Manager) has managed the fund since 2016.

It is expected that on or about June 30, 2025, Mr. Segalini will transition off the fund and Mr. Kenner will assume sole portfolio manager responsibilities.

Harrison Kenner (Co-Portfolio Manager) has managed the fund since 2025.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Medical Technology and Devices Portfolio
Investment Objective
Medical Technology and Devices Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.63%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$64
3 years	$202
5 years	$351
10 years	$786

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, development, manufacture, distribution, supply, or sale of medical equipment and devices and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers.

These companies may include, for example, manufacturers of health care equipment and supplies including drug delivery systems and eye care products, firms providing services directly related to the pharmaceutical and biotechnology industries, and companies providing applications, systems and/or data processing software, and IT consulting services and tools to doctors, hospitals, and health care businesses.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Medical Technology and Devices Industry Concentration.

The medical technology and devices industry can be significantly affected by patent considerations, competition, technology, government regulation, and government reimbursement for medical expenses.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prior to January 1, 2018, the fund was named Medical Equipment and Systems Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
7.11%	8.68%	26.57%	16.20%	29.56%	30.04%	24.49%	- 24.83%	0.62%	9.89%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.41%	June 30, 2020
Lowest Quarter Return	- 19.65%	June 30, 2022
Year-to-Date Return	- 2.25%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Medical Technology and Devices Portfolio
Return Before Taxes	9.89%	6.12%	11.56%
Return After Taxes on Distributions	7.60%	4.79%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	7.52%	4.75%	9.12%
MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index (reflects no deduction for fees, expenses, or taxes)	3.85%	4.87%	11.19%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Edward Yoon (Portfolio Manager) has managed the fund since 2007.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Pharmaceuticals Portfolio
Investment Objective
Pharmaceuticals Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.67%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types.

These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale, or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs, including veterinary drugs.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Exposure to Europe.

Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds.
  Pharmaceuticals Industry Concentration.

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
8.19%	- 16.27%	10.69%	5.81%	31.63%	11.07%	11.82%	0.98%	12.52%	9.40%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.51%	March 31, 2024
Lowest Quarter Return	- 13.57%	December 31, 2024
Year-to-Date Return	- 0.12%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Pharmaceuticals Portfolio
Return Before Taxes	9.40%	9.07%	7.98%
Return After Taxes on Distributions	8.93%	7.23%	6.42%
Return After Taxes on Distributions and Sale of Fund Shares	5.93%	6.81%	6.06%
MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index (reflects no deduction for fees, expenses, or taxes)	6.19%	6.61%	5.70%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Karim Suwwan de Felipe (Portfolio Manager) has managed the fund since 2017.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Biotechnology Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, and distribution of various biotechnological products, services, and processes and companies that benefit significantly from scientific and technological advances in biotechnology. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based in whole or in part on genetic analysis and genetic engineering.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Health Care Portfolio

The fund invests primarily in c ompanies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies engaged in the research, development, manufacturing, or marketing of products based on biotechnology research; companies engaged in research, development, or production of pharmaceuticals, including veterinary drugs; manufacturers, distributors, and wholesalers of health care equipment, devices, and supplies including drug delivery systems and eye care products; and owners and operators of health care facilities, HMOs, and other managed plans.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Health Care Services Portfolio

The fund invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, owners and operators of health care facilities, HMOs, and other managed plans; other health care providers and health care service companies; and distributors and wholesalers of health care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Medical Technology and Devices Portfolio

The fund invests primarily in companies engaged in research, development, manufacture, distribution, supply or sale of medical equipment, devices and related technologies, companies enabling drug discovery, and companies providing information technology services primarily to health care providers. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of health care equipment and supplies including drug delivery systems and eye care products, firms providing services directly related to the pharmaceutical and biotechnology industries, and companies providing applications, systems and/or data processing software, and IT consulting services and tools to doctors, hospitals, and health care businesses.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Pharmaceuticals Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, sale, or distribution of pharmaceuticals and drugs of all types . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale, or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs, including veterinary drugs.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Europe . Europe includes both developed and emerging markets. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls with which EU members and candidates for EMU membership are required to comply. In addition, the private and public sectors' debt problems of a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States, public deficits are an ongoing concern in many European countries, the region is currently facing great political and economic uncertainty and many European economies are experiencing slow economic growth or recession. Eastern European countries generally continue to move toward market economies. However, their markets remain relatively undeveloped and can be particularly sensitive to social, political, and economic developments. The EU faces challenges related to member states seeking to change their relationship with the EU, exemplified by the United Kingdom's withdrawal. There can be significant uncertainty as to the terms and consequences of EU member states seeking to change their relationship with the EU. Among other things, a member state's decision to leave the EU could result in increased volatility and illiquidity in the European and such member state's economies, as well as the broader global economy. Companies with a significant amount of business in the member state or Europe may experience lower revenue and/or profit growth, which may adversely affect the value of a fund's investments. In addition, uncertainty regarding any member state's exit from the EU may lead to instability in the foreign exchange markets, including volatility in the value of the euro.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation. Revenue patterns can be erratic. For example, biotechnology companies can have persistent losses during a new product's development phase.

The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability. Furthermore, the types of products or services produced or provided by health care companies quickly can become obsolete. In addition, pharmaceutical companies and other companies in the health care industries can be significantly affected by patent expirations as well as product liability claims.

The health care services industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses. Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The industry can also be significantly affected by rising costs of medical products and services, pricing pressure from health maintenance organizations, and an increased emphasis on outpatient services.

The medical technology and devices industry can be significantly affected by patent considerations, competition, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may invest Biotechnology Portfolio's, Heath Care Portfolio's, and Medical Technology and Devices Portfolio's assets in securities of private or newly public companies.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

Fund	NAV Calculation Times (Eastern Time)
Biotechnology Portfolio	4:00 p.m.
Health Care Portfolio	4:00 p.m.
Health Care Services Portfolio	4:00 p.m.
Medical Technology and Devices Portfolio	4:00 p.m.
Pharmaceuticals Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Biotechnology Portfolio	April, December
Health Care Portfolio	April, December
Health Care Services Portfolio	April, December
Medical Technology and Devices Portfolio	April, December
Pharmaceuticals Portfolio	April, December

Fund Name	Capital Gains Paid
Biotechnology Portfolio	April, December
Health Care Portfolio	April, December
Health Care Services Portfolio	April, December
Medical Technology and Devices Portfolio	April, December
Pharmaceuticals Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio.

Portfolio Manager(s)

Rajiv Kaul is Portfolio Manager of Biotechnology Portfolio, which he has managed since 2005. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

Eddie Yoon is Portfolio Manager of Health Care Portfolio and Medical Technology and Devices Portfolio, which he has managed since 2008 and 2007, respectively. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Yoon has worked as a research analyst and portfolio manager.

Harrison Kenner is Co-Portfolio Manager of Health Care Services Portfolio, which he has managed since 2025. Since joining Fidelity Investments in 2018, Mr. Kenner has worked as a research analyst and portfolio manager.

Justin Segalini is Co-Portfolio Manager of Health Care Services Portfolio, which he has managed since 2016. Since joining Fidelity Investments in 2007, Mr. Segalini has worked as a research analyst, sector specialist, and portfolio manager.

It is expected that on or about June 30, 2025, Mr. Segalini will transition off Health Care Services Portfolio and Mr. Kenner will assume sole portfolio manager responsibilities.

Karim Suwwan de Felipe is Portfolio Manager of Pharmaceuticals Portfolio, which he has managed since 2017. Since joining Fidelity Investments in 2010, Mr. Suwwan de Felipe has worked as a research analyst and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Biotechnology Portfolio	0.67%
Health Care Portfolio	0.65%
Health Care Services Portfolio	0.69%
Medical Technology and Devices Portfolio	0.66%
Pharmaceuticals Portfolio	0.70%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Biotechnology Portfolio	0.62%
Health Care Portfolio	0.62%
Health Care Services Portfolio	0.66%
Medical Technology and Devices Portfolio	0.62%
Pharmaceuticals Portfolio	0.65%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements (consolidated as applicable), is included in the annual report. Annual reports are available for free upon request.

  Biotechnology Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.53	$15.96	$15.78	$25.52	$21.02
Income from Investment Operations
Net investment income (loss) B,C	.07	.03	(.01)	(.03)	(.01)
Net realized and unrealized gain (loss)	.26 D	3.62	.19	(6.91)	9.41
Total from investment operations	.33	3.65	.18	(6.94)	9.40
Distributions from net investment income	(.23)	(.08)	-	(.03)	(.07)
Distributions from net realized gain	-	-	-	(2.77)	(4.84)
Total distributions	(.23)	(.08)	-	(2.80)	(4.90) E
Net asset value, end of period	$19.63	$19.53	$15.96	$15.78	$25.52
Total Return F	1.72 % D	22.99%	1.14%	(29.49)%	47.35%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63%	.71%	.72%	.69%	.70%
Expenses net of fee waivers, if any	.63%	.71%	.71%	.69%	.70%
Expenses net of all reductions	.63%	.71%	.71%	.69%	.69%
Net investment income (loss)	.34%	.15%	(.05)%	(.14)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,272,932	$4,914,531	$4,969,107	$5,280,692	$8,873,624
Portfolio turnover rate I	38%	52% J	51%	46%	78%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 1.62%.

E Total distributions per share do not sum due to rounding.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J Portfolio turnover rate excludes securities received or delivered in-kind.

  Health Care Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.34	$27.18	$28.30	$32.18	$26.53
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.02)	(.03)	(.03)	- D
Net realized and unrealized gain (loss)	.56	3.18	(.50)	(.92)	9.23
Total from investment operations	.53	3.16	(.53)	(.95)	9.23
Distributions from net investment income	(.01)	-	-	(.04) E	(.18)
Distributions from net realized gain	(2.93)	-	(.59)	(2.89) E	(3.40)
Total distributions	(2.94)	-	(.59)	(2.93)	(3.58)
Net asset value, end of period	$27.93	$30.34	$27.18	$28.30	$32.18
Total Return F	1.94%	11.63%	(2.05)%	(3.67)%	36.00%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.63%	.69%	.69%	.68%	.69%
Expenses net of fee waivers, if any	.63%	.68%	.68%	.67%	.69%
Expenses net of all reductions	.63%	.68%	.68%	.67%	.69%
Net investment income (loss)	(.09)%	(.06)%	(.10)%	(.10)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,733,240	$7,912,942	$8,153,464	$8,999,209	$10,353,077
Portfolio turnover rate I	40%	46%	40%	31%	52%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Health Care Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$134.37	$124.77	$131.98	$121.44	$94.72
Income from Investment Operations
Net investment income (loss) B,C	.63	.52	.28	.29	.06
Net realized and unrealized gain (loss)	(11.08)	9.84	(.47)	20.01	27.59
Total from investment operations	(10.45)	10.36	(.19)	20.30	27.65
Distributions from net investment income	(.70)	(.46)	(.31)	(.22) D	(.93)
Distributions from net realized gain	(15.86)	(.30)	(6.71)	(9.55) D	-
Total distributions	(16.56)	(.76)	(7.02)	(9.76) E	(.93)
Net asset value, end of period	$107.36	$134.37	$124.77	$131.98	$121.44
Total Return F	(7.23) %	8.32%	(.64)%	16.85%	29.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67%	.73%	.73%	.71%	.73%
Expenses net of fee waivers, if any	.67%	.73%	.73%	.71%	.73%
Expenses net of all reductions	.67%	.73%	.73%	.71%	.73%
Net investment income (loss)	.51%	.41%	.21%	.22%	.05%
Supplemental Data
Net assets, end of period (000 omitted)	$1,085,139	$1,545,017	$1,708,702	$1,214,032	$1,100,913
Portfolio turnover rate I	56%	32%	30%	35%	34%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Medical Technology and Devices Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$65.92	$61.64	$70.83	$74.99	$55.88
Income from Investment Operations
Net investment income (loss) B,C	(.24)	(.25)	(.24)	(.37)	(.24)
Net realized and unrealized gain (loss)	4.83	4.53	(7.84)	2.97	24.19
Total from investment operations	4.59	4.28	(8.08)	2.60	23.95
Distributions from net realized gain	(5.96)	-	(1.11)	(6.76)	(4.84)
Total distributions	(5.96)	-	(1.11)	(6.76)	(4.84)
Net asset value, end of period	$64.55	$65.92	$61.64	$70.83	$74.99
Total Return D	7.21%	6.94%	(11.64)%	2.95%	44.20%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.63%	.70%	.70%	.68%	.70%
Expenses net of fee waivers, if any	.63%	.70%	.70%	.68%	.70%
Expenses net of all reductions	.63%	.70%	.70%	.68%	.70%
Net investment income (loss)	(.37)%	(.40)%	(.38)%	(.46)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,993,724	$5,863,119	$6,911,485	$8,905,834	$8,673,299
Portfolio turnover rate G	31%	42%	37%	32%	58%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Pharmaceuticals Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$26.94	$21.77	$22.53	$23.92	$21.71
Income from Investment Operations
Net investment income (loss) B,C	.21	.21	.23	.27	.27
Net realized and unrealized gain (loss)	1.19	6.87	.19	.97	4.04
Total from investment operations	1.40	7.08	.42	1.24	4.31
Distributions from net investment income	(.31)	(.15)	(.30)	(.28)	(.31)
Distributions from net realized gain	(.17)	(1.76)	(.88)	(2.35)	(1.79)
Total distributions	(.48)	(1.91)	(1.18)	(2.63)	(2.10)
Net asset value, end of period	$27.86	$26.94	$21.77	$22.53	$23.92
Total Return D	5.32%	34.35%	1.60%	5.15%	20.46%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.67%	.74%	.76%	.75%	.77%
Expenses net of fee waivers, if any	.67%	.74%	.76%	.75%	.77%
Expenses net of all reductions	.67%	.74%	.76%	.75%	.76%
Net investment income (loss)	.73%	.88%	.99%	1.10%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$1,318,823	$1,080,280	$761,179	$934,748	$833,380
Portfolio turnover rate G	51%	44%	45%	29%	32%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

MSCI North America IMI + ADR Custom Pharmaceuticals 25/50 Linked Index is a float-adjusted market capitalization weighted index designed to measure the performance of companies engaged in the research, development or production of pharmaceuticals, including veterinary drugs. The index is composed of securities in the large, mid and small cap size-segments of the United States and Canada markets, as well as the American Depositary Receipts (ADRs) of companies from other developed foreign markets. The index is capped using the MSCI 25/50 methodology on a quarterly basis. Index returns shown for periods prior to April 1, 2017 are returns of the S&P ®  Custom Pharmaceuticals Index.

MSCI U.S. IMI Biotechnology 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Biotechnology companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Custom Health Care Technology and Equipment 25/50 Linked Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of health care technology and health care equipment companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 indices. Index returns shown for periods prior to December 29, 2017 are returns of the MSCI U.S. IMI Health Care Equipment & Supplies 25/50 Index.

MSCI U.S. IMI Health Care 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Health Care companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Health Care Providers & Services 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Health Care Providers & Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910405.115	SELHC-PRO-0425

Fidelity® Select Portfolios®

Materials Sector

Gold Portfolio

Class /Ticker

Fidelity Advisor® Gold Fund

A /FGDAX M /FGDTX C /FGDCX I /FGDIX Z /FIJDX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Gold Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Converting Shares
Exchanging Shares
Rollover IRAs
Account Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information
Sales Charge Waiver Policies Applied by Certain Intermediaries

Fund Summary

Fund /Class:

Gold Portfolio

/Fidelity Advisor® Gold Fund A, M, C, I, Z
Investment Objective
Gold Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 20 of the prospectus and in the sales charge waiver appendix to the prospectus.

Shareholder fees

(fees paid directly from your investment)

	Class A	Class M	Class C	Class I	Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%	3.50%	None	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	None A	None A	1.00 % B	None	None

A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
B On Class C shares redeemed less than one year after purchase.
Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z
Management fee	0.70%	0.70%	0.70%	0.70%	0.57%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	None	None
Other expenses	0.02%	0.02%	0.02%	0.02%	0.03%
Total annual operating expenses	0.97%	1.22%	1.72%	0.72%	0.60%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$668	$668	$470	$470	$275	$175	$74	$74	$61	$61
3 years	$866	$866	$724	$724	$542	$542	$230	$230	$192	$192
5 years	$1,080	$1,080	$997	$997	$933	$933	$401	$401	$335	$335
10 years	$1,696	$1,696	$1,776	$1,776	$1,831	$1,831	$894	$894	$750	$750

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. The Adviser treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary organized under the laws of the Cayman Islands.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to Canada.

Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
  Gold Industry Concentration.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk.

Investment in Fidelity Select Gold Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 18.07%	46.80%	8.28%	- 13.28%	35.05%	26.45%	- 10.70%	- 13.74%	- 0.65%	14.59%

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	55.40%	June 30, 2020
Lowest Quarter Return	- 29.01%	June 30, 2022
Year-to-Date Return	33.87%	March 31, 2025

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Class A - Return Before Taxes	8.01%	0.89%	4.77%
Return After Taxes on Distributions	6.88%	0.32%	4.35%
- Return After Taxes on Distributions and Sale of Fund Shares	5.11%	0.59%	3.69%
Class M - Return Before Taxes	10.33%	1.09%	4.72%
Class C - Return Before Taxes	12.79%	1.37%	4.81%
Class I - Return Before Taxes	14.87%	2.39%	5.72%
Class Z - Return Before Taxes	15.06%	2.53%	8.57 % A
S&P® Global BMI Gold Capped 20/45 Linked Index (reflects no deduction for fees, expenses, or taxes)	11.44%	5.03%	9.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

A From October 2, 2018 .

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.

Boris Shepov (Co-Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a retirement account or through an investment professional.

You may buy or sell shares in various ways:

Internet

institutional.fidelity.com

Phone

To reach a Fidelity representative 1-877-208-0098

Mail

Fidelity Investments P.O. Box 770002 Cincinnati, OH 45277-0081	Overnight Express: Fidelity Investments 100 Crosby Parkway Covington, KY 41015

Class I and Class Z eligibility requirements are listed in the "Additional Information about the Purchase and Sale of Shares" section of the prospectus.

The price to buy one share of Class A or Class M is its offering price, if you pay a front-end sales charge, or its net asset value per share (NAV), if you qualify for a front-end sales charge waiver.

The price to buy one share of Class C, Class I, or Class Z is its NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable contingent deferred sales charge (CDSC).

The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Gold Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. The Adviser treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the Adviser and has the same investment objective as the fund. The Adviser intends to invest the Subsidiary's assets directly in gold and other precious metals, but may also make indirect investments through exchange traded funds. The Adviser may also invest the fund's assets in other precious metals in the form of bullion, coins, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in other precious metal and mineral-related activities.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks and potentially in precious metals.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, the fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Canada . The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor, and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be significantly impacted by changes in supply and demand and are subject to substantial fluctuations over short periods of time. Operational costs including labor and fuel can affect miners and the industry as a whole.

Subsidiary Risk . The investments held by the Subsidiary are generally similar to those that are permitted to be held by Gold Portfolio and, therefore, the Subsidiary is subject to risks similar to those of that fund, including the risks of investing in the gold industry. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. Gold Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Gold Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Ways to Invest

You may buy or sell shares through a retirement account or an investment professional. When you invest through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ. Additional fees may apply to your investment in shares, including a transaction fee if you buy or sell shares through a broker or other investment professional. Your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

Each class of the fund has different expenses and features, as described in the applicable prospectus. Investors eligible to purchase one class of shares may also be eligible to purchase other classes of shares of the fund. Your investment professional, as applicable, can help you choose the class of shares that best suits your investment needs. However, plan participants may purchase only the classes of shares that are eligible for sale and available through their plan. Certain classes may have higher expenses than those offered by the plan.

Additional Information Regarding Class I Eligibility

Class I shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity ® fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which Fidelity serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Employer-sponsored health savings accounts investing through an intermediary;

9. Former Destiny ® Planholders who exchange, or have exchanged, from Class O to Class I of Fidelity Advisor ® funds;

10. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class I shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker; and

11. Investors whose account is no longer associated with a financial intermediary and whose shares were exchanged by Fidelity from Class A, Class M, or Class C of the fund to Class I shares of the same fund; only in certain employee benefit plan accounts may such investors add to their position in Class I.

Investors may be able to purchase Class I in other circumstances. Please contact Fidelity or your investment professional for more information about Class I shares.

Additional Information Regarding Class Z Eligibility

Class Z shares generally are offered to:

1. Certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans generally include profit sharing, 401(k), 403(b), 457(b), defined benefit, retiree health savings plans, and similar plans, but generally do not include: retail retirement or non-retirement accounts; Individual Retirement Accounts (IRAs) (such as traditional, Roth, SEP, SARSEP, and SIMPLE IRAs); Coverdell Education Savings Accounts; individual 403(b) accounts that are not part of an employer's 403(b) plan; plans investing through the Fidelity Advisor ® 403(b) program; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or qualified tuition programs;

2. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

3. Investors who purchase shares through brokerage programs of certain brokers acting solely as agents for their customers and that have entered into an agreement with the distributor to offer Class Z shares through such programs. An investor transacting in such programs may be required to pay a commission and/or other forms of compensation to the broker;

4. Mutual funds dedicated for use in Fidelity's managed account programs, and investment vehicles dedicated for use by the Fidelity Investments Charitable Gift Fund, for which Fidelity serves as investment manager; and

5. Employee benefit plans sponsored by FMR LLC or an affiliate.

Investors may be able to purchase Class Z in other circumstances. Please contact Fidelity or your investment professional for more information about Class Z shares.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share of Class A or Class M is its offering price or its NAV, depending on whether you pay a front-end sales charge.

The price to buy one share of Class C, Class I, or Class Z is its NAV. Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. Class I and Class Z shares are sold without a sales charge.

If you pay a front-end sales charge, your price will be Class A's or Class M's offering price. When you buy Class A or Class M shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class M shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class M's NAV.

The offering price of Class A or Class M is its NAV plus the sales charge. The offering price is calculated by dividing Class A's or Class M's NAV by the difference between one and the applicable front-end sales charge percentage and rounding to the nearest cent.

The dollar amount of the sales charge for Class A or Class M is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Shares will be bought at the offering price or NAV, as applicable, next calculated after an order is received in proper form.

It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the offering price or NAV, as applicable, next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Shares can be bought or sold through investment professionals using an automated order placement and settlement system that guarantees payment for orders on a specified date.

Certain financial institutions that meet creditworthiness criteria established by FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by that time, the order will be canceled and the financial institution will be liable for any losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share of Class A, Class M, or Class C is its NAV, minus any applicable CDSC. The price to sell one share of Class I or Class Z is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form, minus any applicable CDSC.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary, minus any applicable CDSC. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Class Z: When your relationship with your managed account provider is terminated, your shares may be sold at the NAV next calculated, in which case the redemption proceeds will remain in your account pending your instruction.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Converting Shares

The fund will automatically convert your class of shares of the fund to Class Z shares, if Class Z of the fund is available under your plan.

The fund may convert your Class Z shares to another class of shares of the fund, including classes of shares not offered in this prospectus that are available under your plan, if your plan is no longer eligible to offer Class Z. Information on the other classes of shares of the fund can be found in that class's prospectus. Investors will be notified in writing before any such conversion to another class.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion.

Conversion Feature . After a maximum of eight years from the initial date of purchase, Class C shares convert automatically to Class A shares of a fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class C shares bought through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class C non-Dividend Shares to your total Class C non-Dividend Shares. A fund may convert shares sooner in certain circumstances. A shorter holding period may also apply depending on your intermediary. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of this prospectus.

A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Class A shareholder, you have the privilege of exchanging Class A shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Daily Money Class shares of Fidelity ® funds that offer Daily Money Class shares.

As a Class M shareholder, you have the privilege of exchanging Class M shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares at NAV or for Advisor M Class shares of Fidelity ® Government Money Market Fund. If you purchased your Class M shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class M shares for shares of Fidelity ® Capital Appreciation Fund.

As a Class C shareholder, you have the privilege of exchanging Class C shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for Advisor C Class shares of Fidelity ® Treasury Money Market Fund.

As a Class I shareholder, you have the privilege of exchanging Class I shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or for shares of Fidelity ® funds.

As a Class Z shareholder, you have the privilege of exchanging Class Z shares for the same class of shares of other Fidelity ® funds that offer Advisor classes of shares or Class Z shares of other Fidelity ® funds available through your employee benefit plan, or if the Fidelity ® fund does not offer Class Z shares, then other classes of the Fidelity ® fund that are available through your plan.

Through your investment professional, you may also move between certain share classes of the same fund. For more information, see the Statement of Additional Information (SAI) or consult your investment professional.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  An exchange of shares is not subject to any applicable CDSCs.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you if you own shares in a taxable account.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Rollover IRAs

Class Z shares generally are not available to IRA rollover accounts. Assets from retirement plans may be invested in other class(es) of shares of the fund through an IRA rollover, including class(es) of shares not offered in this prospectus. Each class of the fund has different expenses and features and may have higher expenses than Class Z shares. Information on the other class(es) of shares of the fund, including any class expenses and features, can be found in the applicable class's prospectus.

Please contact your investment professional for more information.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit institutional.fidelity.com or contact your investment professional for more information.

Electronic Funds Transfer (Fidelity Advisor Money Line ® ): electronic money movement through the Automated Clearing House

  To transfer money between a bank account and your fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of shares.
  Make periodic (automatic) redemptions of shares.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

  To make contributions from your fund account to your Fidelity Advisor® IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of a Fidelity® fund that offers Advisor classes of shares.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Gold Portfolio	April, December

Fund Name	Capital Gains Paid
Gold Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in the same class of shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in the same class of shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact Fidelity or your investment professional directly.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Any dividends and capital gain distributions paid to retirement plan participants will be automatically reinvested.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Distributions by the fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account).

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Exchanges within a tax-advantaged retirement plan account will not result in a capital gain or loss for federal tax purposes. Please consult your tax advisor regarding the tax treatment of distributions from a tax-advantaged retirement plan account.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser also manages the Subsidiary.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr.Oldham has worked as a research analyst and portfolio manager.

Boris Shepov is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.

The SAI provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for each class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Class A	Class M	Class C	Class I	Class Z
Gold Portfolio	0.74%	0.74%	0.74%	0.71%	0.58%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of each class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Gold Portfolio/Class A	0.70%
Gold Portfolio/Class M	0.70%
Gold Portfolio/Class C	0.70%
Gold Portfolio/Class I	0.70%
Gold Portfolio/Class Z	0.57%

The Subsidiary has entered into a separate contract with the Adviser for the management of its portfolio pursuant to which the Subsidiary does not pay the Adviser a fee.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Class A, Class M, Class C, Class I, and Class Z shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares, including compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses for Class Z shares.

This may take the form of (as applicable):

  Sales charges and concessions (not applicable to Class I and Class Z shares).
  Distribution and/or service (12b-1) fees (not applicable to Class I and Class Z shares).
  Finder's fees (not applicable to Class C, Class I, and Class Z shares).
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the SAI.

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

You may pay a sales charge when you buy or sell your Class A, Class M, and Class C shares.

FDC collects the sales charge.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell Class A, Class M, and Class C shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

The availability of certain sales charge waivers and discounts may depend on whether you purchase your shares directly from a fund or through an intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC (back-end) waivers. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus. In all instances, it is the purchaser's responsibility to notify a fund or the purchaser's intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from a fund or through another intermediary to receive these waivers or discounts.

The front-end sales charge will be reduced for purchases of Class A and Class M shares according to the sales charge schedules below.

Sales Charges and Concessions - Class A
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 but less than $4,000,000	None	None	1.00% (c)
$4,000,000 but less than $25,000,000	None	None	0.50% (c)
$25,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity® fund that offers Advisor classes of shares or Daily Money Class shares of another Fidelity® fund that offers Daily Money Class shares, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class M
Sales Charge
	As a % of offering price (a)	As an approximate % of net amount invested (a)	Investment professional concession as % of offering price
Less than $50,000 (b)	3.50%	3.63%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.50%
$100,000 but less than $250,000	2.50%	2.56%	2.00%
$250,000 but less than $500,000	1.50%	1.52%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25% (c)

(a)   The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

(b) Purchases of $10.00 or less will not pay a sales charge.

(c) Certain conditions and exceptions apply. See "Fund Services - Fund Distribution - Finder's Fees."

Investments in Class M shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class M shares of one fund for Class M shares of another Fidelity® fund that offers Advisor classes of shares or Advisor M Class shares of Fidelity® Government Money Market Fund, your Class M shares retain the CDSC schedule in effect when they were originally bought.

Class A or Class M shares purchased by an individual or company through the Combined Purchase, Rights of Accumulation, or Letter of Intent program may receive a reduced front-end sales charge according to the sales charge schedules above. To qualify for a Class A or Class M front-end sales charge reduction under one of these programs, you must notify Fidelity in advance of your purchase.

Combined Purchase, Rights of Accumulation, and Letter of Intent Programs. The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Combined Purchase and Rights of Accumulation program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or parent-subsidiary group of "employee benefit plans" (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code). The following qualify as an "individual" or "company" for the purposes of determining eligibility for the Letter of Intent program: an individual, spouse, and their children under age 21 purchasing for his/her or their own account; a trustee, administrator, or other fiduciary purchasing for a single trust estate or a single fiduciary account (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)); an IRA or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans); plans investing through the Fidelity Advisor® 403(b) program; and tax-exempt organizations (as defined in Section 501(c)(3) of the Internal Revenue Code).

Combined Purchase. To receive a Class A or Class M front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class M shares with purchases of: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iii) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Purchases may be aggregated across multiple intermediaries on the same day for the purpose of qualifying for the Combined Purchase program.

Rights of Accumulation. To receive a Class A or Class M front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class M shares the current value of your holdings in: (i) Class A, Class M, and Class C shares of any Fidelity® fund that offers Advisor classes of shares, (ii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, (iii) Daily Money Class shares of a fund that offers Daily Money Class shares acquired by exchange from any Fidelity® fund that offers Advisor classes of shares, (iv) Class O shares of Fidelity Advisor® Diversified Stock Fund and Fidelity Advisor® Capital Development Fund, and (v) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class M shares. The current value of your holdings will be added to your purchase of Class A or Class M shares for the purpose of qualifying for the Rights of Accumulation program. Purchases and holdings may be aggregated across multiple intermediaries for the purpose of qualifying for the Rights of Accumulation program.

Letter of Intent. You may receive a Class A or Class M front-end sales charge reduction on your purchases of Class A and Class M shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter. Each Class A or Class M purchase you make toward completing your Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class M shares of any Fidelity® fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of a fund that offers Daily Money Class shares that had been previously exchanged from a Fidelity® fund that offers Advisor classes of shares), (ii) Class C shares of any Fidelity® fund that offers Advisor classes of shares, (iii) Advisor C Class shares of Fidelity® Treasury Money Market Fund, and (iv) Class A Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor® 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter. Purchases may be aggregated across multiple intermediaries for the purpose of qualifying for the Letter of Intent program. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Fidelity will register Class A or Class M shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class M shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class M shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class M front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class M shares at the then-current offering price applicable to the total investment.

Detailed information about these programs also is available on institutional.fidelity.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain with your investment professional or other investment professionals from the same intermediary.

Class C shares may, upon redemption less than one year after purchase, for any reason, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investment professionals will receive as compensation from FDC, at the time of the sale, a concession equal to 1.00% of your purchase of Class C shares. A concession will not apply to Class C shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC for Class A, Class M, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class M, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

A front-end sales charge will not apply to the following Class A or Class M shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor® 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs, SIMPLE, SEP, or SARSEP plans; or health savings accounts.

2. Purchased for an insurance company separate account.

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department.

4. Purchased with the proceeds of a redemption of Fidelity® or Fidelity Advisor® fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor® fund shares held in an account for which Fidelity Management Trust Company or an affiliate serves as custodian.

5. Purchased with any proceeds of a distribution from a Fidelity® recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor® 403(b) program) that is rolled directly into a Fidelity Advisor® IRA for which Fidelity Management Trust Company or an affiliate serves as custodian.

6. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals.

7. Purchased to repay a loan against Class A or Class M shares held in the investor's Fidelity Advisor® 403(b) program.

8. Purchased for an employer-sponsored health savings account.

9. (Applicable only to Class A) Purchased by a former Destiny® Planholder in a Fidelity Advisor® account that was converted directly from a Destiny® Plan account after September 30, 2008. This waiver shall apply as long as the ownership of the Fidelity Advisor® account does not change. If the Fidelity Advisor® account is no longer directly held at Fidelity, your intermediary may be able to apply the waiver, assuming the stated conditions are met. Please contact your investment professional for more information.

10. Purchased for a mutual fund only brokerage platform that charges a platform entrance fee and where the distributor has agreed with the broker to participate in such platform.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class M's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with a fund's merger with or acquisition of any investment company or trust. FDC also exercises its right to waive Class A's and Class M's front-end sales charge on purchases of $10.00 or less.

The CDSC may be waived on the redemption of shares (applies to Class A, Class M, and Class C, unless otherwise noted):

1. For disability or death.

2. From employer-sponsored retirement plans (except SIMPLE IRAs, SEPs, and SARSEPs) in accordance with required minimum distributions as mandated by the Internal Revenue Code and related regulations.

3. For required minimum distributions from Traditional IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, and SARSEPs (excludes Roth accounts) as mandated by the Internal Revenue Code and related regulations.

4. Through the Fidelity Advisor® Systematic Withdrawal Program, if the amount does not exceed 12% of the account balance in a rolling 12-month period.

5. (Applicable to Class A and Class M only) Held by insurance company separate accounts.

6. (Applicable to Class A and Class M only) From an employee benefit plan (except SIMPLE IRAs, SEPs, SARSEPs, and plans covering self-employed individuals and their employees) or 403(b) programs (except Fidelity Advisor® 403(b) programs for which Fidelity or an affiliate serves as custodian).

7. (Applicable to Class A and Class M only) On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined (to determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase).

8. (Applicable to Class C only) On which investment professionals did not receive a concession at the time of purchase.

To qualify for a Class A or Class M front-end sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class M, or Class C CDSC waiver.

Information on sales charge reductions and waivers is available free of charge on institutional.fidelity.com.

Finder's Fees . Finder's fees may be paid to investment professionals who sell Class A and Class M shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class M share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class M shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Accumulated account value for purposes of finder's fees eligibility is determined the same as it is for Rights of Accumulation. Daily Money Class shares of a fund that offers Daily Money Class shares are not counted for this purpose unless acquired by exchange from any Fidelity® fund that offers Advisor classes of shares. For information, see "Combined Purchase, Rights of Accumulation, and Letter of Intent Programs" above.

Finder's fees are not paid in connection with purchases of Class A or Class M shares by insurance company separate accounts or managed account programs that charge an asset-based fee, or purchases of Class A or Class M shares made with the proceeds from the redemption of shares of any Fidelity® fund or any retirement plan recordkept at Fidelity.

Investment professionals should contact Fidelity in advance to determine if they qualify to receive a finder's fee. Finder's fees will be paid in connection with shares recordkept in a Fidelity Advisor ® 401(k) Retirement Plan only at the time of the initial conversion of assets. Investment professionals should contact Fidelity for more information.

Reinstatement Privilege. If you have sold all or part of your Class A, Class M, or Class C shares of the fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or another Fidelity® fund that offers Advisor classes of shares, at the NAV next determined after receipt in proper form of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC you paid, if any, on shares will be reimbursed to you by reinvesting that amount in Class A, Class M, or Class C shares, as applicable.

You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply. For purposes of the CDSC schedule, the holding period will continue as if the Class A, Class M, or Class C shares had not been redeemed. To qualify for the reinstatement privilege, you must notify Fidelity in writing in advance of your reinvestment.

Distribution and Service Plan(s)

Class A of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class A of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class A shares. Class A of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Currently, the Trustees have not approved such payments. The Trustees may approve 12b-1 (distribution) fee payments at an annual rate of up to 0.50% of Class A's average net assets when the Trustees believe that it is in the best interests of Class A shareholders to do so.

In addition, pursuant to the Class A plan, Class A of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class A's average net assets throughout the month for providing shareholder support services.

Except as provided below, FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class A shares on which a finder's fee was paid to intermediaries, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Class M of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class M of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class M shares. Class M of the fund may pay this 12b-1 (distribution) fee at an annual rate of 0.50% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class M of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets throughout the month. Class M's 12b-1 (distribution) fee rate for the fund may be increased only when the Trustees believe that it is in the best interests of Class M shareholders to do so.

FDC may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries, including its affiliates, for providing services intended to result in the sale of Class M shares.

In addition, pursuant to the Class M plan, Class M of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class M's average net assets throughout the month for providing shareholder support services.

FDC may reallow up to the full amount of this 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

Class C of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Under the plan, Class C of the fund is authorized to pay FDC a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Class C shares. Class C of the fund currently pays FDC a monthly 12b-1 (distribution) fee at an annual rate of 0.75% of its average net assets throughout the month.

In addition, pursuant to the Class C plan, Class C of the fund pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of Class C's average net assets throughout the month for providing shareholder support services.

Normally, after the first year of investment, FDC may reallow up to the full amount of the 12b-1 (distribution) fees to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of the 12b-1 (service) fee to intermediaries, including its affiliates, for providing shareholder support services.

For purchases of Class C shares made through reinvestment of dividends or capital gain distributions, during the first year of investment and thereafter, FDC may reallow up to the full amount of this 12b-1 (distribution) fee paid by such shares to intermediaries, including its affiliates, for providing services intended to result in the sale of Class C shares and may reallow up to the full amount of this 12b-1 (service) fee paid by such shares to intermediaries, including its affiliates, for providing shareholder support services.

Any fees paid out of Class A's, Class M's, and Class C's assets on an ongoing basis pursuant to a Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the above payments, each Class A, Class M, and Class C plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services. The Adviser, directly or through FDC or one or more affiliates, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class A, Class M, and Class C.

Each of Class I and Class Z of the fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Class I and Class Z.

If payments made by the Adviser to FDC or to intermediaries under Class I's and Class Z's Distribution and Service Plan were considered to be paid out of Class I's and Class Z's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Financial Highlights for Gold Portfolio are presented on a consolidated basis for the fund and its Subsidiary. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity Advisor® Gold Fund Class A

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.49	$21.12	$26.27	$24.15	$21.67
Income from Investment Operations
Net investment income (loss) B,C	.08	.07	.15	.27 D	(.04)
Net realized and unrealized gain (loss)	10.20	(2.60)	(5.23)	2.20	3.74
Total from investment operations	10.28	(2.53)	(5.08)	2.47	3.70
Distributions from net investment income	(.83)	(.10)	(.07)	(.35)	(1.22)
Total distributions	(.83)	(.10)	(.07)	(.35)	(1.22)
Net asset value, end of period	$27.94	$18.49	$21.12	$26.27	$24.15
Total Return E,F	56.39%	(12.09)%	(19.42)%	10.37%	16.59%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.97%	1.07%	1.09%	1.07%	1.08%
Expenses net of fee waivers, if any	.97%	1.06%	1.08%	1.07%	1.08%
Expenses net of all reductions	.97%	1.06%	1.08%	1.07%	1.07%
Net investment income (loss)	.30%	.34%	.67%	1.02% D	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$102,946	$66,421	$73,943	$86,977	$82,989
Portfolio turnover rate I	17%	46%	46%	38%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .57%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes toConsolidated Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Gold Fund Class M

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$18.03	$20.55	$25.63	$23.57	$21.16
Income from Investment Operations
Net investment income (loss) B,C	.01	.02	.09	.19 D	(.12)
Net realized and unrealized gain (loss)	9.94	(2.54)	(5.11)	2.16	3.67
Total from investment operations	9.95	(2.52)	(5.02)	2.35	3.55
Distributions from net investment income	(.77)	- E	(.06)	(.29)	(1.14)
Total distributions	(.77)	- E	(.06)	(.29)	(1.14)
Net asset value, end of period	$27.21	$18.03	$20.55	$25.63	$23.57
Total Return F,G	55.91%	(12.25)%	(19.66)%	10.08%	16.28%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.22%	1.33%	1.35%	1.36%	1.37%
Expenses net of fee waivers, if any	1.22%	1.32%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.22%	1.31%	1.35%	1.35%	1.36%
Net investment income (loss)	.05%	.09%	.40%	.74% D	(.42)%
Supplemental Data
Net assets, end of period (000 omitted)	$25,723	$17,185	$21,586	$26,201	$24,535
Portfolio turnover rate J	17%	46%	46%	38%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

E Amount represents less than $.005 per share.

F Total returnswould have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Gold Fund Class C

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.90	$19.36	$24.24	$22.30	$20.07
Income from Investment Operations
Net investment income (loss) B,C	(.10)	(.07)	(.01)	.08 D	(.22)
Net realized and unrealized gain (loss)	9.33	(2.39)	(4.82)	2.05	3.49
Total from investment operations	9.23	(2.46)	(4.83)	2.13	3.27
Distributions from net investment income	(.58)	-	(.05)	(.19)	(1.04)
Total distributions	(.58)	-	(.05)	(.19)	(1.04)
Net asset value, end of period	$25.55	$16.90	$19.36	$24.24	$22.30
Total Return E,F	55.18%	(12.71)%	(20.00)%	9.62%	15.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.72%	1.79%	1.79%	1.77%	1.78%
Expenses net of fee waivers, if any	1.72%	1.78%	1.78%	1.77%	1.78%
Expenses net of all reductions	1.72%	1.78%	1.78%	1.77%	1.77%
Net investment income (loss)	(.45)%	(.38)%	(.03)%	.32% D	(.83)%
Supplemental Data
Net assets, end of period (000 omitted)	$15,367	$17,177	$27,978	$43,031	$51,195
Portfolio turnover rate I	17%	46%	46%	38%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.11 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.12)%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes toConsolidated Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Gold Fund Class I

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.14	$21.88	$27.15	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.14	.14	.23	.36 D	.05
Net realized and unrealized gain (loss)	10.56	(2.67)	(5.42)	2.27	3.85
Total from investment operations	10.70	(2.53)	(5.19)	2.63	3.90
Distributions from net investment income	(.88)	(.21)	(.08)	(.41)	(1.30)
Total distributions	(.88)	(.21)	(.08)	(.41)	(1.30)
Net asset value, end of period	$28.96	$19.14	$21.88	$27.15	$24.93
Total Return E	56.70%	(11.75)%	(19.20)%	10.74%	16.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.72%	.76%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.72%	.76%	.77%	.76%	.77%
Expenses net of all reductions	.72%	.76%	.77%	.76%	.76%
Net investment income (loss)	.55%	.64%	.98%	1.33% D	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$103,639	$77,125	$110,224	$152,799	$137,617
Portfolio turnover rate H	17%	46%	46%	38%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes toConsolidated Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity Advisor® Gold Fund Class Z

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.16	$21.92	$27.16	$24.94	$22.34
Income from Investment Operations
Net investment income (loss) B,C	.18	.18	.26	.40 D	.09
Net realized and unrealized gain (loss)	10.58	(2.68)	(5.41)	2.27	3.85
Total from investment operations	10.76	(2.50)	(5.15)	2.67	3.94
Distributions from net investment income	(.90)	(.26)	(.09)	(.45)	(1.34)
Total distributions	(.90)	(.26)	(.09)	(.45)	(1.34)
Net asset value, end of period	$29.02	$19.16	$21.92	$27.16	$24.94
Total Return E	56.95%	(11.67)%	(19.07)%	10.88%	17.12%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.60%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.60%	.62%	.63%	.62%	.64%
Expenses net of all reductions	.60%	.62%	.63%	.62%	.62%
Net investment income (loss)	.67%	.78%	1.12%	1.47% D	.32%
Supplemental Data
Net assets, end of period (000 omitted)	$47,018	$22,164	$93,634	$109,842	$105,293
Portfolio turnover rate H	17%	46%	46%	38%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P ® Global BMI Gold Capped 20/45 Linked Index is a modified market capitalization-weighted index of stocks designed to measure the performance of companies that produce gold and related products, including companies that mine or process gold and the South African finance houses which primarily invest in, but do not operate, gold mines. Index returns shown for periods prior to April 1, 2017 are returns of the S&P ®  Global BMI Gold Capped Index.

Sales Charge Waiver Policies Applied by Certain Intermediaries

Ameriprise Financial

Front-end sales charge reductions on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge reductions, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders can reduce their initial sales charge on the purchase of Class A shares as follows:

  Transaction size breakpoints, as described in this prospectus or the SAI.
  Rights of accumulation (ROA), as described in this prospectus or the SAI.
  Letter of intent, as described in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares purchased through Ameriprise Financial

Shareholders purchasing Class A shares of the fund through an Ameriprise Financial platform or account are eligible only for the following sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI. Such shareholders may purchase Class A shares at NAV without payment of a sales charge as follows:

  shares purchased by employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer- sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
  shares purchased through reinvestment of capital gains and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family).
  shares exchanged from Class C shares of the same fund in the month of or following the seven-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
  shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
  shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise Financial advisor and/or the advisor's spouse, advisor's lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor's lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
  shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CDSC waivers on Class A and C shares purchased through Ameriprise Financial

Fund shares purchased through an Ameriprise Financial platform or account are eligible only for the following CDSC waivers, which may differ from those disclosed elsewhere in this prospectus or the SAI:

  redemptions due to death or disability of the shareholder
  shares sold as part of a systematic withdrawal plan as described in this prospectus or the SAI redemptions made in connection with a return of excess contributions from an IRA account shares purchased through a Right of Reinstatement (as defined above)
  redemptions made as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

D.A. Davidson & Co. (D.A. Davidson)

Shareholders purchasing fund shares including existing fund shareholders through a D.A. Davidson platform or account, or through an introducing broker-dealer or independent registered investment advisor for which D.A. Davidson provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or a fund's SAI.

Front-End Sales Charge Waivers on Class A Shares available at D.A. Davidson

  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement).
  A shareholder in the fund's Class C Shares will have their shares converted at net asset value to Class A Shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson's policies and procedures.

CDSC Waivers on Class A and Class C Shares available at D.A. Davidson

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus.
  Return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA or other qualifying retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Edward D. Jones & Co., L.P. ("Edward Jones")

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

The following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information ("SAI") or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the fund family, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

• Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.

Rights of Accumulation ("ROA")

  The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the mutual fund family held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
  The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
  ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent ("LOI")

  Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
  Shares purchased in an Edward Jones fee-based program.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following ("Right of Reinstatement"):
  The redemption and repurchase occur in the same account.
  The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA.

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
  Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge ("CDSC") Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

  The death or disability of the shareholder.
  Systematic withdrawals with up to 10% per year of the account value.
  Return of excess contributions from an Individual Retirement Account (IRA).
  Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
  Shares exchanged in an Edward Jones fee-based program.
  Shares acquired through NAV reinstatement.
  Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

  Initial purchase minimum: $250
  Subsequent purchase minimum: none

Minimum Balances

Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

  A fee-based account held on an Edward Jones platform
  A 529 account held on an Edward Jones platform
  An account with an active systematic investment plan or LOI

Exchanging Share Classes

  At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.

Janney Montgomery Scott LLC (Janney)

If you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
  Shares acquired through a right of reinstatement.
  Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney's policies and procedures.

CDSC waivers on Class A and C shares available at Janney:

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares sold in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
  Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
  Shares acquired through a right of reinstatement.
  Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in the fund's prospectus.
  Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*Also referred to as an "initial sales charge."

J.P. Morgan Securities LLC

If you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAIs.

Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC

  Shares exchanged from Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC's share class exchange policy.
  Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
  Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
  Shares purchased through rights of reinstatement.
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
  Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.

Class C to Class A share conversion

  A shareholder in the fund's Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC's policies and procedures.

CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC

  Shares sold upon the death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Shares purchased in connection with a return of excess contributions from an IRA account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
  Shares acquired through a right of reinstatement.
  Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
  Breakpoints as described in the prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund's prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
  Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

Merrill Lynch

Purchases or sales of front-end (i.e. Class A) or level-load (i.e. Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill

  Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Shares purchased through a Merrill investment advisory program
  Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
  Shares purchased through the Merrill Edge Self-Directed platform
  Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
  Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
  Shares purchased by eligible employees of Merrill or its affiliates and their family memberswho purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement)
  Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees)
  Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill's account maintenance fees are not eligible for Rights of Reinstatement

CDSC Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill

  Shares sold due to the client's death or disability (as defined by Internal Revenue Code Section 22e(3))
  Shares sold pursuant to a systematic withdrawal program subject to Merrill's maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
  Shares sold due to return of excess contributions from an IRA account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
  Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent

  Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
  Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
  Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund familyat Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Morgan Stanley

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management:

  Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
  Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
  Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
  Shares purchased through a Morgan Stanley self-directed brokerage account
  Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management's share class conversion program
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge
  Your financial intermediary, on your behalf, can also convert Class M shares to Class A shares of the same fund, without a sales charge and on a tax free basis, if they are held in a brokerage account.

E*TRADE Front-End Sales Charge Waiver

Shareholders purchasing fund shares through an E*TRADE self-directed brokerage account will be eligible for a waiver of the front-end sales charge with respect to Class A shares (or the equivalent). This includes shares purchased through the reinvestment of dividends and capital gains distributions.

Oppenheimer & Co. (OPCO)

Shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO:

  Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
  Shares purchased by or through a 529 Plan
  Shares purchased through an OPCO affiliated investment advisory program
  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
  Employees and registered representatives of OPCO or its affiliates and their family members
  Directors or Trustees of the fund, and employees of the fund's investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO:

  Death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus
  Return of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
  Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
  Shares acquired through a right of reinstatement

Front-end Load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent:

  Breakpoints as described in this prospectus.
  Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PFS Investments Inc. ("PFSI")

Policies Regarding Transactions Through PFSI

The following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services ("PSS"). Clients of PFSI (also referred to as "shareholders") purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information ("SAI") or through another broker-dealer.

Share Classes

  Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.
  Class C shares: only in accounts with existing Class C share holdings.

Breakpoints

  Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation ("ROA")

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Fidelity Advisor   Funds held by the shareholder on the PSS platform.

  It is the shareholder's responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Fidelity Advisor Fund purchased with a sales charge. No shares of Fidelity Advisor Funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Fidelity Advisor Fund purchased on the PSS platform.
  Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan ("PDP") on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder-level grouping, which allows the plan account of the electing employee ROA with other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.
  ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent ("LOI")

  By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period, through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.
  Only holdings of Fidelity Advisor Funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder's responsibility to inform PFSI at the time of a purchase of all holdings of Fidelity Advisor Funds on the PSS platform, or other facts qualifying the purchaser for this discount.
  Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.
  If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
  Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e., systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.
  Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

Raymond James &  Associates, Inc., Raymond James Financial Services, Inc. and Each Entity's Affiliates (Raymond James)

Intermediary-Defined Sales Charge Waiver Policies:

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold fund shares. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in a fund's prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James:

  Shares purchased in an investment advisory program.
  Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
  Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
  Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
  A shareholder in the fund's Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James:

  Death or disability of the shareholder.
  Shares sold as part of a systematic withdrawal plan as described in the fund's prospectus.
  Return of excess contributions from an IRA Account.
  Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus.
  Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
  Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent:

  Breakpoints as described in this prospectus.
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
  Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

Robert W. Baird & Co. (Baird)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on A-shares Available at Baird:

  Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
  Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird
  Shares purchased from the proceeds of redemptions from a fund of the fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
  A shareholder in a fund's C Shares will have their shares converted at NAV to A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
  Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on A and C shares Available at Baird:

  Shares sold due to death or disability of the shareholder
  Shares sold as part of a systematic withdrawal plan as described in a fund's prospectus
  Shares sold due to returns of excess contributions from an IRA Account
  Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
  Shares sold to pay Baird fees but only if the transaction is initiated by Baird
  Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:

  Breakpoints as described in this prospectus
  Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fidelity Advisor® funds held by accounts within the purchaser's household at Baird. Eligible Fidelity Advisor® funds not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
  Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Fidelity Advisor® funds through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (Stifel)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Stifel.

US Bancorp Investments, Inc. (USBI)

Front-end Sales Load Waiver on Class A Shares:

Shareholders who purchase fund shares through a USBI platform or account or who own shares for which USBI or an affiliate is the broker-dealer of record, including shares in an omnibus account, and who are invested in Class C shares will have their shares converted at NAV to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of USBI.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at institutional.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.835883.120	AGLD-PRO-0425

Fidelity® Select Portfolios®

Materials Sector

Fund	Ticker
Chemicals Portfolio	FSCHX
Gold Portfolio Class Gold Portfolio	FSAGX
Materials Portfolio Class Materials Portfolio	FSDPX

In this prospectus, the term "shares" (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Chemicals Portfolio
Gold Portfolio
Materials Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Chemicals Portfolio
Investment Objective
Chemicals Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 6 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.

These companies may include, for example, companies that produce industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; producers of fertilizer and other agriculture-related chemical products; manufacturers of industrial gases; and companies that produce adhesives, sealants, and other high value-added chemicals.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Chemicals Industry Concentration.

The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 5.10%	17.98%	31.75%	- 22.19%	8.24%	17.51%	31.97%	- 13.80%	12.73%	- 6.07%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.85%	June 30, 2020
Lowest Quarter Return	- 29.08%	March 31, 2020
Year-to-Date Return	- 1.19%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Chemicals Portfolio
Return Before Taxes	- 6.07%	7.20%	5.81%
Return After Taxes on Distributions	- 7.71%	5.88%	4.12%
Return After Taxes on Distributions and Sale of Fund Shares	- 2.29%	5.67%	4.35%
MSCI U.S. IMI Chemicals 25-50 Index (reflects no deduction for fees, expenses, or taxes)	- 2.27%	7.46%	7.33%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Emma Baumgartner (Portfolio Manager) has managed the fund since 2023.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund /Class:

Gold Portfolio

/Gold Portfolio

Investment Objective
Gold Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%
Total annual operating expenses	0.68%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$69
3 years	$218
5 years	$379
10 years	$847

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals.
  Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. The Adviser treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary organized under the laws of the Cayman Islands.
  Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.

Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Foreign exchange rates also can be extremely volatile.
  Geographic Exposure to Canada.

Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
  Gold Industry Concentration.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
  Subsidiary Risk.

Investment in Fidelity Select Gold Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 17.88%	47.28%	8.63%	- 13.00%	35.50%	26.85%	- 10.43%	- 13.46%	- 0.36%	14.93%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	55.55%	June 30, 2020
Lowest Quarter Return	- 28.97%	June 30, 2022
Year-to-Date Return	33.97%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Gold Portfolio
Return Before Taxes	14.93%	2.40%	5.72%
Return After Taxes on Distributions	13.69%	1.77%	5.23%
Return After Taxes on Distributions and Sale of Fund Shares	9.24%	1.75%	4.45%
S&P® Global BMI Gold Capped 20/45 Linked Index (reflects no deduction for fees, expenses, or taxes)	11.44%	5.03%	9.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.

Boris Shepov (Co-Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund /Class:

Materials Portfolio

/Materials Portfolio

Investment Objective
Materials Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%
Total annual operating expenses	0.70%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$72
3 years	$224
5 years	$390
10 years	$871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 65 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods.

These companies may include, for example, manufacturers of sand, lime, concrete and other building materials, metal, glass, plastic, or cardboard containers or packaging; producers of industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; fertilizer and other agriculture-related chemical products; companies that produce adhesives, sealants, and other high value-added chemicals; producers of aluminum and related materials; companies engaged in producing and extracting metals and minerals; producers of gold, iron, steel, and companies mining precious metals and minerals; and manufacturers of timber, related wood products, and paper.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Materials Industry Concentration.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 8.68%	11.99%	26.22%	- 23.65%	12.40%	21.78%	31.67%	- 9.85%	7.31%	- 2.89%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	24.28%	June 30, 2020
Lowest Quarter Return	- 26.30%	March 31, 2020
Year-to-Date Return	1.25%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Materials Portfolio
Return Before Taxes	- 2.89%	8.54%	5.25%
Return After Taxes on Distributions	- 5.40%	7.46%	4.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.22%	6.75%	4.06%
MSCI U.S. IMI Materials 25-50 Index (reflects no deduction for fees, expenses, or taxes)	0.54%	9.01%	7.84%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ashley Fernandes (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Chemicals Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; producers of fertilizer and other agriculture-related chemical products; manufacturers of industrial gases; and companies that produce adhesives, sealants, and other high value-added chemicals.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Gold Portfolio

The fund invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund normally invests at least 80% of its assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.

Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. The Adviser treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser may invest up to 25% of the fund's assets in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is managed by the Adviser and has the same investment objective as the fund. The Adviser intends to invest the Subsidiary's assets directly in gold and other precious metals, but may also make indirect investments through exchange traded funds. The Adviser may also invest the fund's assets in other precious metals in the form of bullion, coins, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in other precious metal and mineral-related activities.

Materials Portfolio

The fund invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Materials refers to industrial or agricultural materials and unfinished goods, such as chemicals, gases, metals, or other natural or synthetic materials.

These companies may include, for example, manufacturers of sand, lime, concrete and other building materials, metal, glass, plastic, or cardboard containers or packaging; producers of industrial and basic chemicals, including plastics, synthetic fibers, and commodity-based paints and pigments; fertilizer and other agriculture-related chemical products; companies that produce adhesives, sealants, and other high value-added chemicals; producers of aluminum and related materials; companies engaged in producing and extracting metals and minerals; producers of gold, iron, steel, and companies mining precious metals and minerals; and manufacturers of timber, related wood products, and paper.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks (and potentially in precious metals for Gold Portfolio).

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Canada . The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor, and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The chemicals industry can be significantly affected by competition, product obsolescence, raw materials prices, and government regulation. As regulations are developed and enforced, chemical companies could be required to alter or cease production of a product, to pay fines, to pay for cleaning up a disposal site, or to agree to restrictions on their operations. Some of the materials and processes used by these companies involve hazardous components and there can be risks associated with their production, handling, and disposal.

The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metal mining securities can be significantly impacted by changes in supply and demand and are subject to substantial fluctuations over short periods of time. Operational costs including labor and fuel can affect miners and the industry as a whole.

The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, and worldwide competition. At times, worldwide production of materials has exceeded demand as a result of over-building or economic downturns, which has led to commodity price declines and unit price reductions. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Subsidiary Risk . The investments held by the Subsidiary are generally similar to those that are permitted to be held by Gold Portfolio and, therefore, the Subsidiary is subject to risks similar to those of that fund, including the risks of investing in the gold industry. Because the Subsidiary is organized under Cayman Islands law and is not registered under the 1940 Act, the Subsidiary is not subject to the investor protections of the 1940 Act. Gold Portfolio relies on a private letter ruling from the Internal Revenue Service with respect to its investment in the Subsidiary. Changes in U.S. or Cayman Islands laws could result in the inability of the fund and/or the Subsidiary to operate as described in this prospectus.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Chemicals Portfolio, Gold Portfolio, and Materials Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

Fund	NAV Calculation Times (Eastern Time)
Chemicals Portfolio	4:00 p.m.
Gold Portfolio	4:00 p.m.
Materials Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Chemicals Portfolio	April, December
Gold Portfolio	April, December
Materials Portfolio	April, December

Fund Name	Capital Gains Paid
Chemicals Portfolio	April, December
Gold Portfolio	April, December
Materials Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

The Adviser also manages the Subsidiary.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Chemicals Portfolio, Gold Portfolio, and Materials Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Chemicals Portfolio, Gold Portfolio, and Materials Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Chemicals Portfolio, Gold Portfolio, and Materials Portfolio.

Portfolio Manager(s)

Emma Baumgartner is Portfolio Manager of Chemicals Portfolio, which she has managed since 2023. Since joining Fidelity Investments in 2008, Ms. Baumgartner has worked as a research analystand portfolio manager.

Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr.Oldham has worked as a research analyst and portfolio manager.

Boris Shepov is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.

Ashley Fernandes is Portfolio Manager of Materials Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Chemicals Portfolio	0.69%
Gold Portfolio	0.72%
Materials Portfolio	0.70%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Chemicals Portfolio	0.67%
Gold Portfolio/Gold Portfolio	0.65%
Materials Portfolio/Materials Portfolio	0.67%

The Subsidiary has entered into a separate contract with the Adviser for the management of its portfolio pursuant to which the Subsidiary does not pay the Adviser a fee.

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

Each of Gold Portfolio and Materials Portfolio is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Financial Highlights for Gold Portfolio are presented on a consolidated basis for the fund and its Subsidiary. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Chemicals Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$15.33	$15.43	$16.94	$14.67	$10.47
Income from Investment Operations
Net investment income (loss) B,C	.14	.17	.15	.15	.15
Net realized and unrealized gain (loss)	(.46)	.71	.01	2.34	4.21
Total from investment operations	(.32)	.88	.16	2.49	4.36
Distributions from net investment income	(.15)	(.18)	(.16)	(.14)	(.16)
Distributions from net realized gain	(.96)	(.80)	(1.51)	(.08)	-
Total distributions	(1.11)	(.98)	(1.67)	(.22)	(.16)
Net asset value, end of period	$13.90	$15.33	$15.43	$16.94	$14.67
Total Return D	(2.22) %	5.75%	1.09%	16.90%	41.65%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.75%	.75%	.74%	.79%
Expenses net of fee waivers, if any	.69%	.74%	.75%	.74%	.79%
Expenses net of all reductions	.69%	.74%	.75%	.74%	.78%
Net investment income (loss)	.92%	1.12%	.96%	.85%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$510,869	$621,182	$678,109	$758,900	$700,680
Portfolio turnover rate G	6%	19%	54%	15%	50%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Gold Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.13	$21.88	$27.14	$24.93	$22.33
Income from Investment Operations
Net investment income (loss) B,C	.15	.14	.23	.36 D	.06
Net realized and unrealized gain (loss)	10.55	(2.67)	(5.41)	2.27	3.84
Total from investment operations	10.70	(2.53)	(5.18)	2.63	3.90
Distributions from net investment income	(.89)	(.22)	(.08)	(.42)	(1.30)
Total distributions	(.89)	(.22)	(.08)	(.42)	(1.30)
Net asset value, end of period	$28.94	$19.13	$21.88	$27.14	$24.93
Total Return E	56.75%	(11.78)%	(19.17)%	10.71%	16.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.77%	.78%	.76%	.76%
Expenses net of fee waivers, if any	.68%	.76%	.78%	.76%	.76%
Expenses net of all reductions	.68%	.76%	.77%	.76%	.75%
Net investment income (loss)	.59%	.64%	.97%	1.33% D	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$1,279,975	$858,204	$1,229,416	$1,330,602	$1,319,440
Portfolio turnover rate H	17%	46%	46%	38%	46%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.12 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .89%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Materials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$98.34	$100.63	$103.29	$87.46	$59.63
Income from Investment Operations
Net investment income (loss) B,C	.88	1.28	1.07	.75	.53
Net realized and unrealized gain (loss)	(.72)	1.72	(.55)	15.86	27.87
Total from investment operations	.16	3.00	.52	16.61	28.40
Distributions from net investment income	(.99)	(1.33)	(1.03)	(.78)	(.57)
Distributions from net realized gain	(9.48)	(3.96)	(2.15)	-	-
Total distributions	(10.47)	(5.29)	(3.18)	(.78)	(.57)
Net asset value, end of period	$88.03	$98.34	$100.63	$103.29	$87.46
Total Return D	.24%	3.17%	.67%	18.98%	47.68%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.70%	.76%	.76%	.75%	.80%
Expenses net of fee waivers, if any	.69%	.75%	.75%	.74%	.80%
Expenses net of all reductions	.69%	.75%	.75%	.74%	.80%
Net investment income (loss)	.90%	1.34%	1.09%	.75%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$446,690	$516,428	$603,330	$645,773	$533,073
Portfolio turnover rate G	65%	51% H	47%	43%	36%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI U.S. IMI Chemicals 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Chemicals companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Materials 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Materials companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P ® Global BMI Gold Capped 20/45 Linked Index is a modified market capitalization-weighted index of stocks designed to measure the performance of companies that produce gold and related products, including companies that mine or process gold and the South African finance houses which primarily invest in, but do not operate, gold mines. Index returns shown for periods prior to April 1, 2017 are returns of the S&P ®  Global BMI Gold Capped Index.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910413.115	SELMT-PRO-0425

Fidelity® Select Portfolios®
Information Technology Sector

Fund/Ticker
Enterprise Technology Services Portfolio/FBSOX
Semiconductors Portfolio/FSELX
Software and IT Services Portfolio/FSCSX
Tech Hardware Portfolio/FDCPX
Technology Portfolio/FSPTX
Prospectus
April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Enterprise Technology Services Portfolio
Semiconductors Portfolio
Software and IT Services Portfolio
Tech Hardware Portfolio
Technology Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary
Fund:
Enterprise Technology Services Portfolio
Investment Objective
Enterprise Technology Services Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.66%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$67
3 years	$211
5 years	$368
10 years	$822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing enterprise technology services.
These companies may include, for example, providers of information technology and systems integration services, including information technology consulting, and information management services, providers of transaction and payment processing and related payment services, including payment service providers and gateways, providers of business support services relating to human capital, including payroll processing and providers of commercial electronic data processing and/or business process outsourcing services such as back-office automation.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Enterprise Technology Services Industry Concentration.
The enterprise technology services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for enterprise technology services.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to June 1, 2023, the fund was named IT Services Portfolio and operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.
Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
13.13%	5.19%	34.25%	4.19%	42.23%	31.41%	2.54%	-28.83%	23.17%	15.12%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.49%	March 31, 2019
Lowest Quarter Return	-19.72%	June 30, 2022
Year-to-Date Return	-0.35%	March 31, 2025
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Enterprise Technology Services Portfolio
Return Before Taxes	15.12%	6.34%	12.40%
Return After Taxes on Distributions	10.64%	3.73%	10.62%
Return After Taxes on Distributions and Sale of Fund Shares	12.00%	4.77%	10.10%
MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index (reflects no deduction for fees, expenses, or taxes)	17.10%	6.93%	12.17%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Elliot Mattingly (Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST®) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary
Fund:
Semiconductors Portfolio
Investment Objective
Semiconductors Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.62%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$63
3 years	$199
5 years	$346
10 years	$774

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.
These companies may include, for example, manufacturers of semiconductor equipment and related products.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Electronics Industry Concentration.
The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
2.24%	32.38%	35.06%	-11.75%	64.46%	44.01%	59.19%	-35.18%	78.14%	43.51%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	38.88%	March 31, 2023
Lowest Quarter Return	-29.26%	June 30, 2022
Year-to-Date Return	-17.87%	March 31, 2025
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Semiconductors Portfolio
Return Before Taxes	43.51%	30.60%	25.99%
Return After Taxes on Distributions	42.21%	28.28%	22.75%
Return After Taxes on Distributions and Sale of Fund Shares	26.70%	24.58%	20.67%
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index (reflects no deduction for fees, expenses, or taxes)	37.03%	30.57%	25.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Adam Benjamin (Portfolio Manager) has managed the fund since 2020.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST®) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary
Fund:
Software and IT Services Portfolio
Investment Objective
Software and IT Services Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.62%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$63
3 years	$199
5 years	$346
10 years	$774

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
These companies may include, for example, companies developing and marketing internet software and services; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; and other software and services companies.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Software and Information Technology Services Industry Concentration.
The software and information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
10.47%	10.31%	38.53%	4.19%	38.87%	45.37%	18.12%	-29.07%	51.56%	9.47%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	32.05%	June 30, 2020
Lowest Quarter Return	-19.27%	June 30, 2022
Year-to-Date Return	-12.10%	March 31, 2025
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Software and IT Services Portfolio
Return Before Taxes	9.47%	15.11%	17.31%
Return After Taxes on Distributions	6.97%	13.01%	15.20%
Return After Taxes on Distributions and Sale of Fund Shares	7.40%	11.81%	14.01%
MSCI U.S. IMI Software & Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	19.45%	14.89%	17.44%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Ali Khan (Co-Portfolio Manager) has managed the fund since 2014.
It is expected that Mr. Khan will transition off the fund on or about June 30, 2025, at which time Mr. Francfort will assume sole portfolio manager responsibilities.
Kevin Francfort (Co-Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST®) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary
Fund:
Tech Hardware Portfolio
Investment Objective
Tech Hardware Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in development, manufacture, or distribution of tech hardware.
These companies may include, for example, manufacturers of computers, communications equipment, and computer hardware, including personal computers, smartphones, tablets, and gaming consoles, servers, mainframes, workstations and ATMs; electronic computer components and peripherals including data storage components, motherboards, audio and video cards, monitors, keyboards and printers; and LANs, WANs, routers, telephones, switchboards and exchanges, and providers of related services.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors.
Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
  Geographic Exposure to the Pacific Basin.
Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
  Tech Hardware Industry Concentration.
The tech hardware industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, consumer preferences, and product obsolescence.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Prior to November 13, 2021, the fund was named Computers Portfolio and operated under certain different investment policies The fund's historical performance may not represent its current investment policies.
Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
-13.80%	15.81%	33.74%	-5.88%	40.04%	45.90%	23.61%	-28.55%	33.51%	22.44%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.30%	December 31, 2020
Lowest Quarter Return	-19.91%	June 30, 2022
Year-to-Date Return	-3.05%	March 31, 2025
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Tech Hardware Portfolio
Return Before Taxes	22.44%	16.07%	14.00%
Return After Taxes on Distributions	20.26%	13.18%	11.13%
Return After Taxes on Distributions and Sale of Fund Shares	14.63%	12.19%	10.58%
FactSet Technology Hardware Linked Index (reflects no deduction for fees, expenses, or taxes)	19.63%	15.05%	11.24%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Aidan Brandt (Portfolio Manager) has managed the fund since 2024.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST®) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary
Fund:
Technology Portfolio
Investment Objective
Technology Portfolio seeks capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.62%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.62%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$63
3 years	$199
5 years	$346
10 years	$774

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.
Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.
Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Technology Industry Concentration.
The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
  Issuer-Specific Changes.
The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund.
The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.
Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
7.40%	11.94%	49.86%	-8.79%	51.07%	63.71%	21.97%	-36.87%	59.83%	35.28%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	36.41%	June 30, 2020
Lowest Quarter Return	-25.71%	June 30, 2022
Year-to-Date Return	-14.26%	March 31, 2025
Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Technology Portfolio
Return Before Taxes	35.28%	22.20%	21.07%
Return After Taxes on Distributions	33.71%	19.69%	18.66%
Return After Taxes on Distributions and Sale of Fund Shares	21.78%	17.25%	16.96%
MSCI U.S. IMI Information Technology 25-50 Index (reflects no deduction for fees, expenses, or taxes)	29.38%	21.55%	20.54%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser
Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.
Portfolio Manager(s)
Adam Benjamin (Portfolio Manager) has managed the fund since 2022.
Purchase and Sale of Shares
You may buy or sell shares through a Fidelity® brokerage or mutual fund account, through a retirement account, or through an investment professional.
You may buy or sell shares in various ways:
Internet
www.fidelity.com
Phone
Fidelity Automated Service Telephone (FAST®) 1-800-544-5555
To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.
The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.
The fund is open for business each day the New York Stock Exchange (NYSE) is open.
There is no purchase minimum for fund shares.
Tax Information
Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics
Investment Details
Principal Investment Strategies
Enterprise Technology Services Portfolio
The fund invests primarily in companies engaged in providing enterprise technology services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
Enterprise technology services, involve the development and maintenance of data and payment processing services, internet infrastructure, IT consulting, and information management services for businesses and other organizations.
These companies may include, for example, providers of information technology and systems integration services, including information technology consulting, and information management services, providers of transaction and payment processing and related payment services, including payment service providers and gateways, providers of business support services relating to human capital, including payroll processing and providers of commercial electronic data processing and/or business process outsourcing services such as back-office automation.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Semiconductors Portfolio
The fund invests primarily in companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
These companies may include, for example, manufacturers of semiconductor equipment and related products.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Software and IT Services Portfolio
The fund invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
These companies may include, for example, companies developing and marketing internet software and services; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; and other software and services companies.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Tech Hardware Portfolio
The fund invests primarily in companies engaged in development, manufacture, or distribution of tech hardware. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
These companies may include, for example, manufacturers of computers, communications equipment, and computer hardware, including personal computers, smartphones, tablets, and gaming consoles, servers, mainframes, workstations and ATMs; electronic computer components and peripherals including data storage components, motherboards, audio and video cards, monitors, keyboards and printers; and LANs, WANs, routers, telephones, switchboards and exchanges, and providers of related services.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Technology Portfolio
The fund invests primarily in companies which the Adviser believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.
These companies may include, for example, manufacturers of communications equipment, products, and services, personal computers and other computer hardware components and peripherals; providers of information technology and systems integration services; companies developing and producing database management, home entertainment, educational, specialty, enterprise, and business software; manufacturers of electronic equipment, instruments or components, including copiers and faxes; semiconductor and related equipment manufacturers; and other information technology companies.
For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.
Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.
Each fund seeks capital appreciation.
The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.
The Adviser normally invests each fund's assets primarily in common stocks.
Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.
In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.
In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.
If the Adviser's strategies do not work as intended, the fund may not achieve its objective.
Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.
Description of Principal Security Types
In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:
Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.
Principal Investment Risks
Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.
The following factors can significantly affect a fund's performance:
Stock Market Volatility. The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Investing in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets economies can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. All of these factors can make emerging markets securities more volatile and potentially less liquid than securities issued in more developed markets.
Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.
Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.
Special Considerations regarding the Pacific Basin. The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience economic downturns at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are heavily dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.
Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.
The enterprise technology services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees. The success of companies that provide enterprise technology services is, in part, subject to continued demand for these services as companies and other organizations seek alternative, cost-effective means to meet their economic goals.
The semiconductors industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
The software and IT services industry can be significantly affected by intense competition, aggressive pricing, technological innovation, and product obsolescence.
The tech hardware industry can be significantly affected by obsolescence of existing technology, short product cycles, competition from existing competitors and new market entrants, customer preferences and general economic conditions. Additional risks include failure to obtain, or delays in obtaining, financing or regulatory approval.
The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.
In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.
Other Investment Strategies
In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.
The Adviser may invest Technology Portfolio's assets in securities of private or newly public companies.
The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies
The following is fundamental, that is, subject to change only by shareholder approval:
Each of Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio seeks capital appreciation.

Valuing Shares
Each fund is open for business each day the NYSE is open.
The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV.
Fund	NAV Calculation Times (Eastern Time)
Enterprise Technology Services Portfolio	4:00 p.m.
Semiconductors Portfolio	4:00 p.m.
Software and IT Services Portfolio	4:00 p.m.
Tech Hardware Portfolio	4:00 p.m.
Technology Portfolio	4:00 p.m.
NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).
To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.
NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.
Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.
Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.
Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information
Additional Information about the Purchase and Sale of Shares
As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.
General Information
Information on Fidelity
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.
In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.
Ways to Invest
Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity® brokerage account or a Fidelity® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity® brokerage account, your transactions generally involve your Fidelity® brokerage core (a settlement vehicle included as part of your Fidelity® brokerage account).
If you do not currently have a Fidelity® brokerage account or a Fidelity® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity® brokerage account or a Fidelity® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).
You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.
Information on Placing Orders
You should include the following information with any order:
  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares
Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.
Frequent Purchases and Redemptions
A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.
Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.
Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.
Excessive Trading Policy for each fund
The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.
Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.
Exceptions
The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.
A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.
A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.
Fidelity may choose not to monitor transactions below certain dollar value thresholds.
Omnibus Accounts
Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.
Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.
If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.
Retirement Plans
For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.
Other Information about the Excessive Trading Policy
The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.
The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.
As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.
Buying Shares
Eligibility
Shares are generally available only to investors residing in the United States.
There is no minimum balance or purchase minimum for fund shares.
Price to Buy
The price to buy one share is its NAV. Shares are sold without a sales charge.
Shares will be bought at the NAV next calculated after an order is received in proper form.
Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.
Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.
Selling Shares
The price to sell one share is its NAV.
Shares will be sold at the NAV next calculated after an order is received in proper form.
Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.
Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.
See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.
A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:
  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker (including Fidelity® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
When you place an order to sell shares, note the following:
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
Policies Concerning the Redemption of Fund Shares
If your account is held directly with a fund, the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity® money market fund that are used to buy shares of another Fidelity® fund are settled simultaneously.
If your account is held through an intermediary, the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.
As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.
Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.
In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.
Exchanging Shares
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity® funds.
However, you should note the following policies and restrictions governing exchanges:
  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.
The funds may terminate or modify exchange privileges in the future.
Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.
Features and Policies
Features
The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity® brokerage account or a Fidelity® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.
Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies
The following apply to you as a shareholder.
Statements that Fidelity sends to you, if applicable, include the following:
  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).
Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.
Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.
You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.
You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.
Fidelity may charge a fee for certain services, such as providing historical account documents.
Dividends and Capital Gain Distributions
Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.
Each fund normally pays dividends and capital gain distributions per the tables below:
Fund Name	Dividends Paid
Enterprise Technology Services Portfolio	April, December
Semiconductors Portfolio	April, December
Software and IT Services Portfolio	April, December
Tech Hardware Portfolio	April, December
Technology Portfolio	April, December
Fund Name	Capital Gains Paid
Enterprise Technology Services Portfolio	April, December
Semiconductors Portfolio	April, December
Software and IT Services Portfolio	April, December
Tech Hardware Portfolio	April, December
Technology Portfolio	April, December
Distribution Options
When you open an account, specify how you want to receive your distributions. The following distribution options are available:
  1. Reinvestment Option.
Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.
  2. Income-Earned Option.
Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.
  3. Cash Option.
Any dividends and capital gain distributions will be paid in cash.
  4. Directed Dividends® Option.
Any dividends will be automatically invested in shares of another identically registered Fidelity® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity® fund, automatically reinvested in additional shares of the fund, or paid in cash.
Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.
If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.
If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.
Tax Consequences
As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).
Taxes on Distributions
Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).
If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.
Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.
Taxes on Transactions
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.
Fund Services
Fund Management
Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.
Adviser
FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.
As of December 31, 2024, the Adviser had approximately $4.7 trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.
As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.
Sub-Adviser(s)
FMR Investment Management (UK) Limited (FMR UK), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1 billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.
FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio.
Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.
FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio.
Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.
FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Enterprise Technology Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, and Technology Portfolio.
Portfolio Manager(s)
Elliot Mattingly is Portfolio Manager of Enterprise Technology Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Mattingly has worked as an equity research analyst intern, research analyst, and portfolio manager.
Adam Benjamin is Portfolio Manager of Semiconductors Portfolio and Technology Portfolio, which he has managed since 2020 and 2022, respectively. He also manages other funds. Since joining Fidelity Investments in 2011, Mr. Benjamin has worked as a research analyst and portfolio manager.
Kevin Francfort is Co-Portfolio Manager of Software and IT Services Portfolio, which he has managed since 2024. Since joining Fidelity Investments in 2015, Mr. Francfort has worked as a research associate, research analyst, and portfolio manager.
Ali Khan is Co-Portfolio Manager of Software and IT Services Portfolio, which he has managed since 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.
It is expected that Mr. Khan will transition off Software and IT Services Portfolio on or about June 30, 2025, at which time Mr. Francfort will assume sole portfolio manager responsibilities.
Aidan Brandt is Portfolio Manager of Tech Hardware Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2019, Mr. Brandt has worked as a research analyst and portfolio manager.
The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).
From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Advisory Fee(s)
Each class of each fund pays a management fee to the Adviser.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.
When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.
The annual management fee rate for the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:
Fund	Retail Class
Enterprise Technology Services Portfolio	0.69%
Semiconductors Portfolio	0.64%
Software and IT Services Portfolio	0.64%
Tech Hardware Portfolio	0.68%
Technology Portfolio	0.64%
One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.
The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.
Fund/Class	Management Fee Rate
Enterprise Technology Services Portfolio	0.65%
Semiconductors Portfolio	0.62%
Software and IT Services Portfolio	0.62%
Tech Hardware Portfolio	0.67%
Technology Portfolio	0.62%
The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.
The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.
From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.
Reimbursement or waiver arrangements can decrease expenses and boost performance.
Fund Distribution
FDC distributes each fund's shares.
Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.
These payments are described in more detail in this section and in the SAI.
Distribution and Service Plan(s)
Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.
If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.
From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix
Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Enterprise Technology Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$66.86	$55.16	$70.27	$93.94	$73.62
Income from Investment Operations
Net investment income (loss) B,C	.05	- D	.02	(.27)	(.09)
Net realized and unrealized gain (loss)	8.28	14.08	(7.56)	(10.44)	25.34
Total from investment operations	8.33	14.08	(7.54)	(10.71)	25.25
Distributions from net investment income	(.04)	- D	(.01)	-	(.01)
Distributions from net realized gain	(11.03)	(2.37)	(7.55)	(12.96)	(4.93)
Total distributions	(11.07)	(2.38) E	(7.57) E	(12.96)	(4.93) E
Net asset value, end of period	$64.12	$66.86	$55.16	$70.27	$93.94
Total Return F	14.01%	25.85%	(11.88)%	(13.31)%	34.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.66%	.73%	.73%	.70%	.72%
Expenses net of fee waivers, if any	.66%	.72%	.73%	.70%	.72%
Expenses net of all reductions	.66%	.72%	.73%	.70%	.72%
Net investment income (loss)	.08%	.01%	.03%	(.29)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,806,285	$2,071,296	$2,086,468	$2,873,839	$4,135,311
Portfolio turnover rate I	63%	35%	43%	41%	31%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Semiconductors Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.30	$18.57	$20.23	$17.59	$11.47
Income from Investment Operations
Net investment income (loss) B,C	(.03)	.01	.03	.01	.07
Net realized and unrealized gain (loss)	3.40	12.47	(.71)	4.30	7.37
Total from investment operations	3.37	12.48	(.68)	4.31	7.44
Distributions from net investment income	-	(.02)	(.03)	(.01)	(.08)
Distributions from net realized gain	(1.33)	(1.72)	(.95)	(1.66)	(1.24)
Total distributions	(1.33)	(1.75) D	(.98)	(1.67)	(1.32)
Net asset value, end of period	$31.34	$29.30	$18.57	$20.23	$17.59
Total Return E	11.22%	69.34%	(2.91)%	24.57%	70.47%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.69%	.68%	.70%
Expenses net of fee waivers, if any	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.08)%	.04%	.17%	.03%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$19,224,451	$15,726,217	$7,764,453	$8,426,923	$5,717,786
Portfolio turnover rate H	59%	32%	35%	33%	87%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Software and IT Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.16	$21.02	$26.33	$27.31	$19.90
Income from Investment Operations
Net investment income (loss) B,C	(.02)	- D	- D	(.05)	(.03)
Net realized and unrealized gain (loss)	.65	10.28	(3.53)	1.03	8.82
Total from investment operations	.63	10.28	(3.53)	.98	8.79
Distributions from net investment income	-	-	-	-	(.15)
Distributions from net realized gain	(2.89)	(2.14)	(1.78)	(1.96)	(1.23)
Total distributions	(2.89)	(2.14)	(1.78)	(1.96)	(1.38)
Net asset value, end of period	$26.90	$29.16	$21.02	$26.33	$27.31
Total Return E	1.87%	49.47%	(13.67)%	2.98%	45.80%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.69%	.67%	.70%
Expenses net of fee waivers, if any	.62%	.67%	.69%	.67%	.70%
Expenses net of all reductions	.62%	.67%	.69%	.67%	.69%
Net investment income (loss)	(.09)%	(.02)%	(.01)%	(.17)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$10,268,026	$12,395,014	$8,675,039	$11,268,291	$11,894,544
Portfolio turnover rate H	14%	31%	4%	10%	22%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Tech Hardware Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.75	$76.41	$101.48	$114.74	$78.64
Income from Investment Operations
Net investment income (loss) B,C	.53	.50	.57	.42	.93 D
Net realized and unrealized gain (loss)	19.79	23.33	(13.00)	5.73	44.83
Total from investment operations	20.32	23.83	(12.43)	6.15	45.76
Distributions from net investment income	(.53)	(.49)	(.51)	(.73) E	(1.61)
Distributions from net realized gain	(7.65)	-	(12.13)	(18.68) E	(8.05)
Total distributions	(8.18)	(.49)	(12.64)	(19.41)	(9.66)
Net asset value, end of period	$111.89	$99.75	$76.41	$101.48	$114.74
Total Return F	20.58%	31.23%	(13.62)%	4.72%	62.60%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.73%	.73%	.72% I	.74%
Expenses net of fee waivers, if any	.68%	.72%	.73%	.72% I	.74%
Expenses net of all reductions	.68%	.72%	.73%	.72% I	.73%
Net investment income (loss)	.48%	.57%	.74%	.38% I	1.04% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,050,766	$927,219	$716,956	$913,649	$770,776
Portfolio turnover rate J	70%	39%	30%	99% K	78%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.44 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the merger.
Technology Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.74	$20.46	$24.92	$27.53	$19.65
Income from Investment Operations
Net investment income (loss) B,C	(.04)	- D	.01	(.06)	(.03)
Net realized and unrealized gain (loss)	5.22	11.28	(3.76)	.83	12.98
Total from investment operations	5.18	11.28	(3.75)	.77	12.95
Distributions from net investment income	-	- D	-	-	(.03)
Distributions from net realized gain	(1.74)	-	(.71)	(3.38)	(5.04)
Total distributions	(1.74)	- D	(.71)	(3.38)	(5.07)
Net asset value, end of period	$35.18	$31.74	$20.46	$24.92	$27.53
Total Return E	15.91%	55.15%	(15.43)%	1.91%	69.87%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.62%	.68%	.70%	.67%	.69%
Expenses net of fee waivers, if any	.62%	.68%	.69%	.67%	.69%
Expenses net of all reductions	.62%	.68%	.69%	.67%	.68%
Net investment income (loss)	(.12)%	(.01)%	.02%	(.23)%	(.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,063,566	$14,310,014	$8,636,146	$11,053,788	$11,986,342
Portfolio turnover rate H	44%	29%	24%	87%	107%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Additional Index Information
FactSet Technology Hardware Linked Index is a float-adjusted, modified market capitalization weighted index rebalanced on a quarterly basis designed to provide an equity benchmark to track the performance of companies engaged in the research, development, and manufacturing of technology hardware companies. Index returns shown for periods prior to July 1, 2017 are returns of the Fidelity Computers & Peripherals IndexSM. Index returns shown for the periods July 1, 2017 through November 12, 2021 are for the FactSet Computers & Peripherals Linked Index.
MSCI U.S. IMI Enterprise Technology Services 25/50 Linked Index is a modified market capitalization-weighted index of stocks designed to measure the performance of companies in the IT Services industry, Human Resource & Employment Services sub-industry, Data Processing & Outsourced Services sub-industry and Transaction & Payment Processing Services sub-industry as per the Global Industry Classification Standard (GICS®) in the MSCI U.S. Investable Market 2500 Index. Index returns shown for the periods prior to June 1, 2023 are returns of the MSCI U.S. IMI IT Services 25/50 Index.
MSCI U.S. IMI Information Technology 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Information Technology companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.
MSCI U.S. IMI Semiconductors & Semiconductor Equipment 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Semiconductors & Semiconductor Equipment companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.
MSCI U.S. IMI Software & Services 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Software & Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.
S&P 500® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.
For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.
The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114
Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.
1.910410.116	SELTEC-PRO-0425

Fidelity® Select Portfolios®

Consumer Discretionary Sector

Fund	Ticker
Automotive Portfolio	FSAVX
Communication Services Portfolio Class Communication Services Portfolio	FBMPX
Construction and Housing Portfolio	FSHOX
Consumer Discretionary Portfolio	FSCPX
Leisure Portfolio	FDLSX
Retailing Portfolio	FSRPX

In this prospectus, the term "shares" (as it relates to a multiple class fund) means the class of shares offered through this prospectus.

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Automotive Portfolio
Communication Services Portfolio
Construction and Housing Portfolio
Consumer Discretionary Portfolio
Leisure Portfolio
Retailing Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Automotive Portfolio
Investment Objective
Automotive Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.11%
Total annual operating expenses	0.78%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$80
3 years	$249
5 years	$433
10 years	$966

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.

These companies may include, for example, auto, truck, motorcycle, and scooter manufacturers; manufacturers of auto components and accessories; tire and rubber manufacturers; and auto dealers, and other automotive retailers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Exposure to the Pacific Basin.

Because the fund invests a meaningful portion of its assets in the Pacific Basin, the fund's performance is expected to be closely tied to social, political, and economic conditions within the Pacific Basin and to be more volatile than the performance of more geographically diversified funds.
  Automotive Industry Concentration.

The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
0.17%	- 5.83%	23.95%	- 13.54%	28.87%	62.44%	29.03%	- 37.43%	32.53%	6.14%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	34.96%	June 30, 2020
Lowest Quarter Return	- 26.87%	March 31, 2020
Year-to-Date Return	- 3.90%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Automotive Portfolio
Return Before Taxes	6.14%	13.03%	9.16%
Return After Taxes on Distributions	5.94%	11.97%	7.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.79%	10.16%	6.83%
FactSet Automotive Linked Index (reflects no deduction for fees, expenses, or taxes)	5.77%	12.76%	9.02%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Amy Ge (Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund /Class:

Communication Services Portfolio

/Communication Services Portfolio

Investment Objective
Communication Services Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.67%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$68
3 years	$214
5 years	$373
10 years	$835

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 83 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the development, production, or distribution of communication services.

These companies may include, for example, interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Communication Services Concentration.

The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prior to December 1, 2018, the fund was named Multimedia Portfolio, and the fund operated under certain different investment policies and compared its performance to a different additional index. The fund's historical performance may not represent its current investment policies.

Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 2.17%	9.50%	12.59%	- 3.27%	32.62%	35.40%	15.97%	- 38.30%	56.85%	33.02%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	26.48%	June 30, 2020
Lowest Quarter Return	- 22.24%	June 30, 2022
Year-to-Date Return	- 5.05%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Communication Services Portfolio
Return Before Taxes	33.02%	15.12%	12.08%
Return After Taxes on Distributions	31.49%	14.19%	9.95%
Return After Taxes on Distributions and Sale of Fund Shares	20.51%	11.91%	9.10%
MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index (reflects no deduction for fees, expenses, or taxes)	33.06%	11.57%	9.47%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Priyanshu Bakshi (Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Construction and Housing Portfolio
Investment Objective
Construction and Housing Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 36 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services.

These companies may include, for example, residential construction companies and manufacturers of prefabricated houses; owners and operators of home and garden improvement retail stores; manufacturers of building components and home improvement products and equipment; manufacturers of construction materials including sand, clay, gypsum, lime, aggregates, cement, concrete and bricks; companies engaged in real estate ownership, development, or management; and companies engaged in non-residential construction, including civil engineering companies and large-scale contractors.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Construction and Housing Industry Concentration.

The construction and housing industry can be significantly affected by changes in housing starts, the level of new and existing home sales, government spending, public works, interest rates, consumer confidence and spending, taxation, and demographic patterns.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
6.91%	5.05%	26.14%	- 15.59%	41.07%	25.60%	57.55%	- 22.75%	30.84%	15.30%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	32.95%	June 30, 2020
Lowest Quarter Return	- 25.74%	March 31, 2020
Year-to-Date Return	- 6.00%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Construction and Housing Portfolio
Return Before Taxes	15.30%	18.19%	14.55%
Return After Taxes on Distributions	14.22%	17.04%	12.85%
Return After Taxes on Distributions and Sale of Fund Shares	9.82%	14.40%	11.45%
MSCI U.S. IMI Construction & Housing 25-50 Index (reflects no deduction for fees, expenses, or taxes)	16.68%	16.66%	14.76%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jordan Michaels (Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Consumer Discretionary Portfolio
Investment Objective
Consumer Discretionary Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.03%
Total annual operating expenses	0.70%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$72
3 years	$224
5 years	$390
10 years	$871

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.

These companies may include, for example, on-line retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and home audio equipment; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; and companies providing educational, home security, legal, and personal services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Discretionary Industry Concentration.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
5.43%	4.35%	22.08%	- 0.94%	27.04%	35.69%	19.15%	- 34.83%	41.78%	24.61%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	31.89%	June 30, 2020
Lowest Quarter Return	- 26.29%	June 30, 2022
Year-to-Date Return	- 13.89%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Consumer Discretionary Portfolio
Return Before Taxes	24.61%	13.23%	12.15%
Return After Taxes on Distributions	22.54%	11.67%	11.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.04%	10.40%	9.86%
MSCI U.S. IMI Consumer Discretionary 25-50 Index (reflects no deduction for fees, expenses, or taxes)	24.48%	16.03%	14.04%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Jordan Michaels (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Leisure Portfolio
Investment Objective
Leisure Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, production, or distribution of goods or services in the leisure industries.

These companies may include, for example, gaming facility, hotel, cruise and travel agency owners and operators; sports, fitness, and amusement center operators; restaurants, caterers, other consumer services companies; manufacturers of leisure products and equipment; owners and operators of TV and cable companies; and other companies that produce or sell entertainment and other leisure products and services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Leisure Industry Concentration.

The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, and government regulation.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
3.32%	6.35%	29.05%	- 7.15%	28.76%	18.40%	21.56%	- 15.24%	30.12%	20.19%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.78%	June 30, 2020
Lowest Quarter Return	- 32.67%	March 31, 2020
Year-to-Date Return	- 4.48%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Leisure Portfolio
Return Before Taxes	20.19%	13.79%	12.45%
Return After Taxes on Distributions	18.18%	11.75%	10.51%
Return After Taxes on Distributions and Sale of Fund Shares	13.36%	10.55%	9.71%
MSCI U.S. IMI Consumer Services 25-50 Index (reflects no deduction for fees, expenses, or taxes)	16.70%	9.33%	11.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Kevin Francfort (Co-Portfolio Manager) has managed the fund since 2022.

It is expected that on or about June 30, 2025, Mr. Francfort will transition off the fund and Mr. Belisle will assume sole portfolio manager responsibilities.

Peter Belisle (Co-Portfolio Manager) has managed the fund since 2025.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Retailing Portfolio
Investment Objective
Retailing Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.63%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.64%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$65
3 years	$205
5 years	$357
10 years	$798

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in merchandising finished goods and services primarily to individual consumers.

These companies may include, for example, department stores and online retailers; specialty retailers including apparel, electronics, automotive, and home furnishing stores; and retail food stores and super centers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Retail Industry Concentration.

The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
18.41%	4.43%	25.82%	4.62%	26.32%	44.33%	18.16%	- 29.44%	26.85%	23.41%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	34.88%	June 30, 2020
Lowest Quarter Return	- 23.18%	June 30, 2022
Year-to-Date Return	- 8.30%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Retailing Portfolio
Return Before Taxes	23.41%	13.50%	14.50%
Return After Taxes on Distributions	19.70%	11.07%	13.02%
Return After Taxes on Distributions and Sale of Fund Shares	15.89%	10.43%	11.94%
MSCI U.S. IMI Multi-Sector Retailing 25-50 Linked Index (reflects no deduction for fees, expenses, or taxes)	23.82%	15.58%	15.59%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Boris Shepov (Co-Portfolio Manager) has managed the fund since 2018.

It is expected that on or about June 30, 2025, Mr. Shepov will transition off the fund and Ms. Pei will assume sole portfolio manager responsibilities.

Julia Pei (Co-Portfolio Manager) has managed the fund since 2025.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Automotive Portfolio

The fund invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, auto, truck, motorcycle, and scooter manufacturers; manufacturers of auto components and accessories; tire and rubber manufacturers; and auto dealers, and other automotive retailers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Communication Services Portfolio

The fund invests primarily in  companies engaged in the development, production, or distribution of communication services . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, interactive media and services including search engines, social media and networking platforms; companies that produce and sell entertainment and media such as movies, TV, cable, radio, internet and satellite companies; interactive gaming and home entertainment products and services; advertising; publishing and public relations companies; operators of fixed-line telecommunications networks and companies; providers of cellular or wireless communications services and equipment; and providers of communications and high-density data transmission services and equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Construction and Housing Portfolio

The fund invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of construction and housing products or services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, residential construction companies and manufacturers of prefabricated houses; owners and operators of home and garden improvement retail stores; manufacturers of building components and home improvement products and equipment; manufacturers of construction materials including sand, clay, gypsum, lime, aggregates, cement, concrete and bricks; companies engaged in real estate ownership, development, or management; and companies engaged in non-residential construction, including civil engineering companies and large-scale contractors.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Consumer Discretionary Portfolio

The fund invests primarily in companies engaged in the manufacture and distribution of consumer discretionary products and services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services.

These companies may include, for example, on-line retailers; department stores and specialty retailers including apparel, electronics, automotive, and home furnishing stores; manufacturers of auto parts and accessories, tire and rubber, autos, motorcycles, and scooters; manufacturers of consumer electronic products, including TVs and home audio equipment; manufacturers of household appliances and home furnishings; residential construction companies; manufacturers of leisure products; manufacturers of apparel, accessories, footwear, textiles, and luxury goods; gaming facility, hotel, cruise and travel agency owners and operators; restaurants and caterers; and companies providing educational, home security, legal, and personal services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Leisure Portfolio

The fund invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, gaming facility, hotel, cruise and travel agency owners and operators; sports, fitness, and amusement center operators; restaurants, caterers, other consumer services companies; manufacturers of leisure products and equipment; owners and operators of TV and cable companies; and other companies that produce or sell entertainment and other leisure products and services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Retailing Portfolio

The fund invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, department stores and online retailers; specialty retailers including apparel, electronics, automotive, and home furnishing stores; and retail food stores and super centers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding the Pacific Basin.   The Pacific Basin economies are in all stages of economic development. The majority of the economies in the region can be characterized as either developing or newly industrialized. Many of the Pacific Basin economies may be intertwined, so they may experience economic downturns at the same time. Furthermore, many of the Pacific Basin economies are characterized by high inflation, undeveloped financial services sectors, heavy reliance on international trade, frequent currency fluctuations, devaluations, or restrictions, political and social instability, and less efficient markets. The Australia and New Zealand economies are heavily dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base.

The communication services industries can be significantly affected by federal and state government regulation, intense competition, and obsolescence of existing technology. Many communication services companies compete for market share and can be impacted by competition from new market entrants, consumer and business confidence and spending, changes in consumer and business preferences, and general economic conditions. Certain communication services companies may be more susceptible than other companies to hacking and potential theft of proprietary or consumer information or disruptions in service, which could adversely affect their businesses.

The construction and housing industry can be significantly affected by changes in housing starts, the level of new and existing home sales, government spending on housing subsidies, public works, and transportation facilities such as highways and airports, as well as changes in interest rates, consumer confidence and spending, taxation, and demographic patterns.

The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products.

The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes and levels of disposable income, intense competition, and government regulation.

The retail industry can be significantly affected by consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success can be tied to its ability to anticipate changing consumer tastes.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

Fund	NAV Calculation Times (Eastern Time)
Automotive Portfolio	4:00 p.m.
Communication Services Portfolio	4:00 p.m.
Construction and Housing Portfolio	4:00 p.m.
Consumer Discretionary Portfolio	4:00 p.m.
Leisure Portfolio	4:00 p.m.
Retailing Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Automotive Portfolio	April, December
Communication Services Portfolio	April, December
Construction and Housing Portfolio	April, December
Consumer Discretionary Portfolio	April, December
Leisure Portfolio	April, December
Retailing Portfolio	April, December

Fund Name	Capital Gains Paid
Automotive Portfolio	April, December
Communication Services Portfolio	April, December
Construction and Housing Portfolio	April, December
Consumer Discretionary Portfolio	April, December
Leisure Portfolio	April, December
Retailing Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio.

Portfolio Manager(s)

Amy Ge is Portfolio Manager of Automotive Portfolio, which she has managed since 2024. Since joining Fidelity Investments in 2017, Ms.Ge has worked as a research analyst and portfolio manager.

Priyanshu Bakshi is Portfolio Manager of Communication Services Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Bakshi has worked as a research analyst, sector leader, and portfolio manager.

Jordan Michaels is Portfolio Manager of Construction and Housing Portfolio and Consumer Discretionary Portfolio, which he has managed since 2021 and 2022, respectively. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.

Peter Belisle is Co-Portfolio Manager of Leisure Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2016, Mr. Belisle has worked as a research analyst and portfolio manager.

Kevin Francfort is Co-Portfolio Manager of Leisure Portfolio, which he has managed since 2022. Since joining Fidelity Investments in 2015, Mr. Francfort has worked as a research associate, research analyst, and portfolio manager.

It is expected that on or about June 30, 2025, Mr. Francfort will transition off Leisure Portfolio and Mr. Belisle will assume sole portfolio manager responsibilities.

Julia Pei is Co-Portfolio Manager of Retailing Portfolio, which she has managed since 2025. She also manages other funds. Since joining Fidelity Investments in 2017, Ms. Pei has worked as a research analyst and portfolio manager.

Boris Shepov is Co-Portfolio Manager of Retailing Portfolio, which he has managed since 2018. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.

It is expected that on or about June 30, 2025, Mr. Shepov will transition off Retailing Portfolio and Ms. Pei will assume sole portfolio manager responsibilities.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Automotive Portfolio	0.72%
Communication Services Portfolio	0.71%
Construction and Housing Portfolio	0.70%
Consumer Discretionary Portfolio	0.68%
Leisure Portfolio	0.68%
Retailing Portfolio	0.68%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Automotive Portfolio	0.67%
Communication Services Portfolio/Communication Services Portfolio	0.65%
Construction and Housing Portfolio	0.67%
Consumer Discretionary Portfolio	0.67%
Leisure Portfolio	0.67%
Retailing Portfolio	0.63%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

FMR has contractually agreed to reimburse Automotive Portfolio to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.90% (the Expense Cap). If at any time during the current fiscal year expenses for Automotive Portfolio fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through June 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

Fund Distribution

Communication Services Portfolio is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Automotive Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$56.09	$45.99	$56.56	$54.21	$34.91
Income from Investment Operations
Net investment income (loss) B,C	.41	.41	.34 D	.23 E	.05 F
Net realized and unrealized gain (loss)	(.13)	10.14	(9.86)	3.82	23.73
Total from investment operations	.28	10.55	(9.52)	4.05	23.78
Distributions from net investment income	(.47)	(.45)	(.28)	(.29)	(.01)
Distributions from net realized gain	-	-	(.77)	(1.40)	(4.47)
Total distributions	(.47)	(.45)	(1.05)	(1.70) G	(4.48)
Net asset value, end of period	$55.90	$56.09	$45.99	$56.56	$54.21
Total Return H	.48%	23.02%	(16.92)%	7.20%	78.19%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.78%	.88%	.89%	.80%	.88%
Expenses net of fee waivers, if any	.78%	.87%	.88%	.80%	.88%
Expenses net of all reductions	.78%	.87%	.88%	.80%	.87%
Net investment income (loss)	.77%	.83%	.73% D	.37% E	.10% F
Supplemental Data
Net assets, end of period (000 omitted)	$68,132	$98,541	$106,479	$165,176	$198,225
Portfolio turnover rate K	58%	60%	54%	69%	56%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .54%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .20%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.14 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.21)%.

G Total distributions per share do not sum due to rounding.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Communication Services Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$95.69	$62.90	$78.98	$87.88	$60.82
Income from Investment Operations
Net investment income (loss) B,C	(.03)	(.18) D	(.30)	(.34)	(.36)
Net realized and unrealized gain (loss)	25.54	32.97	(15.78)	(3.22)	30.52
Total from investment operations	25.51	32.79	(16.08)	(3.56)	30.16
Distributions from net realized gain	(5.22)	-	-	(5.34)	(3.10)
Total distributions	(5.22)	-	-	(5.34)	(3.10)
Net asset value, end of period	$115.98	$95.69	$62.90	$78.98	$87.88
Total Return E	27.28%	52.13%	(20.36)%	(4.79)%	51.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.77%	.80%	.75%	.77%
Expenses net of fee waivers, if any	.67%	.76%	.79%	.74%	.77%
Expenses net of all reductions	.67%	.76%	.79%	.74%	.76%
Net investment income (loss)	(.03)%	(.23)% D	(.47)%	(.36)%	(.51)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,599,903	$1,359,432	$710,710	$958,304	$859,871
Portfolio turnover rate H	83%	45% I	45%	57%	63%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.29)%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

  Construction and Housing Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$115.78	$88.48	$89.80	$77.53	$58.56
Income from Investment Operations
Net investment income (loss) B,C	.89	.90	.76	.57	.59
Net realized and unrealized gain (loss)	6.60	27.28	(1.42)	17.59	21.82
Total from investment operations	7.49	28.18	(.66)	18.16	22.41
Distributions from net investment income	(.85)	(.88)	(.66)	(.53)	(.61)
Distributions from net realized gain	(3.97)	-	-	(5.36)	(2.83)
Total distributions	(4.82)	(.88)	(.66)	(5.89)	(3.44)
Net asset value, end of period	$118.45	$115.78	$88.48	$89.80	$77.53
Total Return D	6.47%	31.93%	(.70)%	22.95%	41.70%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.77%	.77%	.75%	.78%
Expenses net of fee waivers, if any	.69%	.76%	.76%	.75%	.78%
Expenses net of all reductions	.69%	.76%	.76%	.75%	.77%
Net investment income (loss)	.73%	.93%	.90%	.60%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$782,136	$742,431	$498,697	$713,338	$343,461
Portfolio turnover rate G	36%	27%	20%	70%	93%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Consumer Discretionary Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$62.00	$47.54	$63.23	$68.01	$45.58
Income from Investment Operations
Net investment income (loss) B,C	.01	.03	.01	(.16)	(.03)
Net realized and unrealized gain (loss)	7.89	15.70	(9.85)	1.92	23.23
Total from investment operations	7.90	15.73	(9.84)	1.76	23.20
Distributions from net investment income	(.05)	(.02)	(.02)	-	-
Distributions from net realized gain	(5.01)	(1.25)	(5.83)	(6.54)	(.77)
Total distributions	(5.05) D	(1.27)	(5.85)	(6.54)	(.77)
Net asset value, end of period	$64.85	$62.00	$47.54	$63.23	$68.01
Total Return E	12.37%	33.59%	(16.87)%	1.88%	50.96%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.70%	.75%	.76%	.73%	.76%
Expenses net of fee waivers, if any	.69%	.74%	.76%	.73%	.76%
Expenses net of all reductions	.69%	.74%	.76%	.73%	.75%
Net investment income (loss)	.01%	.05%	.02%	(.22)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$549,464	$555,323	$424,791	$418,675	$583,938
Portfolio turnover rate H	30%	33%	46%	38%	55%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Leisure Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.24	$15.85	$16.38	$18.94	$13.89
Income from Investment Operations
Net investment income (loss) B,C	.08	.09	.07	.01	.07
Net realized and unrealized gain (loss)	4.02	3.60	(.12)	1.41	5.40
Total from investment operations	4.10	3.69	(.05)	1.42	5.47
Distributions from net investment income	(.11)	(.07)	(.05)	(.02)	(.08)
Distributions from net realized gain	(1.41)	(.23)	(.42)	(3.96)	(.34)
Total distributions	(1.52)	(.30)	(.48) D	(3.98)	(.42)
Net asset value, end of period	$21.82	$19.24	$15.85	$16.38	$18.94
Total Return E	21.91%	23.47%	(.22)%	7.53%	41.30%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.73%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.69%	.73%	.74%	.73%	.77%
Expenses net of all reductions	.69%	.73%	.74%	.73%	.76%
Net investment income (loss)	.39%	.51%	.45%	.05%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$722,055	$676,697	$563,381	$646,800	$653,709
Portfolio turnover rate H	43%	39%	46%	79%	72%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Retailing Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.77	$16.75	$19.92	$23.50	$15.71
Income from Investment Operations
Net investment income (loss) B,C	.03	.05	.05	(.02)	(.01)
Net realized and unrealized gain (loss)	2.45	5.36	(2.76)	.11	9.35
Total from investment operations	2.48	5.41	(2.71)	.09	9.34
Distributions from net investment income	(.03)	(.06)	(.06)	-	-
Distributions from net realized gain	(2.51)	(1.33)	(.41)	(3.67)	(1.55)
Total distributions	(2.54)	(1.39)	(.46) D	(3.67)	(1.55)
Net asset value, end of period	$20.71	$20.77	$16.75	$19.92	$23.50
Total Return E	12.77%	33.23%	(13.86)%	(1.23)%	59.90%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.64%	.72%	.72%	.70%	.73%
Expenses net of fee waivers, if any	.64%	.71%	.72%	.70%	.73%
Expenses net of all reductions	.64%	.71%	.72%	.70%	.73%
Net investment income (loss)	.13%	.28%	.31%	(.07)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$3,001,829	$3,078,717	$2,774,090	$3,704,191	$4,055,939
Portfolio turnover rate H	39%	49%	32%	33%	46%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

FactSet Automotive Linked Index is a float-adjusted modified market capitalization weighted index designed to measure and track the performance of companies engaged in the manufacturing and distribution of automotive vehicles, parts and components. Index returns shown for periods prior to April 1, 2017 are returns of the S&P® Custom Automobiles & Components Index.

MSCI U.S. IMI Communication Services 25-50 (Media Linked) Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Communication Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices. Index returns shown for periods prior to December 1, 2018 are returns of the MSCI U.S. IM Media 25-50 Index.

MSCI U.S. IMI Construction & Housing 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Construction & Housing Custom companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Consumer Discretionary 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Consumer Discretionary companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Consumer Services 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Consumer Services companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Multi-Sector Retailing 25/50 Linked Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of companies in the Consumer Discretionary Distribution & Retail Industry Group, Food Retail sub-industry, Footwear sub-industry, Apparel, Accessories and Luxury Goods sub-industry and Consumer Staples Merchandise Retail sub-industry as per the Global Industry Classification Standard (GICS®) in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices. Index returns shown for the periods prior to June 1, 2023 are returns of the MSCI U.S. IMI Retailing 25/50 Index.

MSCI U.S. IMI Retailing 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Retailing companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910399.116	SELCON-PRO-0425

Fidelity® Select Portfolios®

Industrials Sector

Fund /Ticker

Defense and Aerospace Portfolio /FSDAX

Industrials Portfolio /FCYIX

Transportation Portfolio /FSRFX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Defense and Aerospace Portfolio
Industrials Portfolio
Transportation Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Defense and Aerospace Portfolio
Investment Objective
Defense and Aerospace Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.66%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$67
3 years	$211
5 years	$368
10 years	$822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, parts, or products, including defense electronics and space equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Defense and Aerospace Industry Concentration.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
3.60%	17.89%	34.21%	- 6.74%	33.74%	- 7.97%	4.88%	6.94%	16.21%	15.83%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.53%	December 31, 2022
Lowest Quarter Return	- 32.77%	March 31, 2020
Year-to-Date Return	7.52%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Defense and Aerospace Portfolio
Return Before Taxes	15.83%	6.80%	11.00%
Return After Taxes on Distributions	13.72%	5.13%	9.42%
Return After Taxes on Distributions and Sale of Fund Shares	10.68%	5.02%	8.67%
MSCI U.S. IMI Aerospace & Defense 25-50 Index (reflects no deduction for fees, expenses, or taxes)	19.57%	8.60%	12.98%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Clayton Pfannenstiel (Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Industrials Portfolio
Investment Objective
Industrials Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 32 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Industrials Industry Concentration.

Industrial industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, worldwide competition, and liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 1.97%	15.53%	20.08%	- 15.27%	27.99%	11.74%	17.08%	- 10.44%	23.12%	23.32%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.96%	June 30, 2020
Lowest Quarter Return	- 28.64%	March 31, 2020
Year-to-Date Return	- 2.87%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Industrials Portfolio
Return Before Taxes	23.32%	12.21%	10.13%
Return After Taxes on Distributions	22.13%	9.72%	8.17%
Return After Taxes on Distributions and Sale of Fund Shares	14.68%	8.98%	7.65%
MSCI U.S. IMI Industrials 25-50 Index (reflects no deduction for fees, expenses, or taxes)	17.05%	12.27%	10.95%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

David Wagner (Portfolio Manager) has managed the fund since 2023.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Transportation Portfolio
Investment Objective
Transportation Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing transportation services or companies principally engaged in the design, manufacture, distribution, or sale of transportation equipment.

These companies may include, for example, companies providing air freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Transportation Industry Concentration.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 18.51%	25.90%	22.20%	- 10.93%	18.39%	12.36%	27.73%	- 10.16%	19.24%	6.34%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.82%	September 30, 2020
Lowest Quarter Return	- 29.06%	March 31, 2020
Year-to-Date Return	- 5.37%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Transportation Portfolio
Return Before Taxes	6.34%	10.33%	8.01%
Return After Taxes on Distributions	4.69%	8.21%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	4.96%	7.76%	6.02%
MSCI U.S. IMI Transportation 25-50 Index (reflects no deduction for fees, expenses, or taxes)	2.52%	8.18%	7.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Moulis (Co-Portfolio Manager) has managed the fund since 2012.

It is expected that on or about June 30, 2025, Mr. Moulis will transition off the fund and Mr. Khan will assume sole portfolio manager responsibilities.

Ali Khan (Co-Portfolio Manager) has managed the fund since 2025.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Defense and Aerospace Portfolio

The fund invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, parts, or products, including defense electronics and space equipment.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Industrials Portfolio

The fund invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of industrial products, services, or equipment. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Industrial products, services and equipment, such as capital goods, construction services, machinery, commercial services, and transportation, are generally considered to be sensitive to the business cycle.

These companies may include, for example, manufacturers of civil or military aerospace and defense equipment, building components, and home improvement products and equipment; civil engineering companies and large-scale contractors; companies that produce electrical components or equipment; manufacturers of industrial machinery and industrial components and products; manufacturers of agricultural machinery and equipment; providers of commercial printing services; companies providing business support services related to human capital management and office supplies, providers of commercial data processing and business outsourcing services, environmental and facilities maintenance; companies providing transportation services, including airlines, couriers, marine, road & rail, and transportation infrastructure.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Transportation Portfolio

The fund invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies providing air freight or passenger air, maritime, rail, or land transportation and services; and airport, road, rail tracks and marine port owners and providers of related services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services.

The industrials industries can be significantly affected by general economic trends, including employment, economic growth, and interest rates, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, and insurance costs. Government regulation also can adversely affect transportation companies.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Defense and Aerospace Portfolio, Industrials Portfolio, and Transportation Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

Fund	NAV Calculation Times (Eastern Time)
Defense and Aerospace Portfolio	4:00 p.m.
Industrials Portfolio	4:00 p.m.
Transportation Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Defense and Aerospace Portfolio	April, December
Industrials Portfolio	April, December
Transportation Portfolio	April, December

Fund Name	Capital Gains Paid
Defense and Aerospace Portfolio	April, December
Industrials Portfolio	April, December
Transportation Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Defense and Aerospace Portfolio, Industrials Portfolio, and Transportation Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Defense and Aerospace Portfolio, Industrials Portfolio, and Transportation Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Defense and Aerospace Portfolio, Industrials Portfolio, and Transportation Portfolio.

Portfolio Manager(s)

Clayton Pfannenstiel is Portfolio Manager of Defense and Aerospace Portfolio, which he has managed since 2021. Since joining Fidelity Investments in 2018, Mr. Pfannenstiel has worked as a high yield research analyst and portfolio manager.

David Wagner is Portfolio Manager of Industrials Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.

Ali Khan is Co-Portfolio Manager of Transportation Portfolio, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Khan has worked as an equity research associate and portfolio manager.

Matthew Moulis is Co-Portfolio Manager of Transportation Portfolio, which he has managed since 2012. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Moulis has worked as a research analyst and portfolio manager.

It is expected that on or about June 30, 2025, Mr. Moulis will transition off Transportation Portfolio and Mr. Khan will assume sole portfolio manager responsibilities.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Defense and Aerospace Portfolio	0.70%
Industrials Portfolio	0.67%
Transportation Portfolio	0.70%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Defense and Aerospace Portfolio	0.65%
Industrials Portfolio	0.67%
Transportation Portfolio	0.67%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Defense and Aerospace Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.88	$15.91	$17.08	$16.28	$16.61
Income from Investment Operations
Net investment income (loss) B,C	.06 D	.10 E	.09 F	.01	(.04)
Net realized and unrealized gain (loss)	4.03	1.97	.12	2.12	.06
Total from investment operations	4.09	2.07	.21	2.13	.02
Distributions from net investment income	(.14)	(.11)	(.07)	-	(.05)
Distributions from net realized gain	(1.25)	(.99)	(1.31)	(1.33)	(.30)
Total distributions	(1.40) G	(1.10)	(1.38)	(1.33)	(.35)
Net asset value, end of period	$19.57	$16.88	$15.91	$17.08	$16.28
Total Return H	24.99%	13.11%	1.54%	14.06%	.69%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.66%	.74%	.75%	.74%	.77%
Expenses net of fee waivers, if any	.65%	.73%	.74%	.74%	.77%
Expenses net of all reductions	.65%	.73%	.74%	.74%	.76%
Net investment income (loss)	.32% D	.63% E	.58% F	.06%	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,836,808	$1,570,101	$1,573,774	$1,536,531	$1,638,194
Portfolio turnover rate K	33%	16%	15%	52%	30%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment incomeper share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .19%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .45%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .44%.

G Total distributions per share do not sum due to rounding.

H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Industrials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.92	$30.59	$31.41	$37.17	$31.90
Income from Investment Operations
Net investment income (loss) B,C	.08 D	.08 E	.04 F	(.04)	(.02)
Net realized and unrealized gain (loss)	5.09	9.25	.30	3.70	6.38
Total from investment operations	5.17	9.33	.34	3.66	6.36
Distributions from net investment income	(.22)	(.09)	(.04)	-	(.07) G
Distributions from net realized gain	(1.52)	(1.92)	(1.13)	(9.42)	(1.02) G
Total distributions	(1.74)	(2.00) H	(1.16) H	(9.42)	(1.09)
Net asset value, end of period	$41.35	$37.92	$30.59	$31.41	$37.17
Total Return I	13.64%	31.48%	1.19%	9.33%	21.41%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.69%	.74%	.76%	.74%	.76%
Expenses net of fee waivers, if any	.69%	.73%	.76%	.74%	.76%
Expenses net of all reductions	.69%	.73%	.76%	.74%	.74%
Net investment income (loss)	.20% D	.26% E	.14% F	(.10)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$676,192	$562,751	$453,525	$359,765	$564,209
Portfolio turnover rate L	32%	115% M	125%	151%	272%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .03%.

G The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

H Totaldistributions per share do not sum due to rounding.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

M Portfolio turnover rate excludes securities received or delivered in-kind.

  Transportation Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$110.59	$97.00	$105.82	$98.97	$82.12
Income from Investment Operations
Net investment income (loss) B,C	1.35	1.80	1.24	.64	1.06 D
Net realized and unrealized gain (loss)	3.49	14.59	(2.12)	19.26	23.43
Total from investment operations	4.84	16.39	(.88)	19.90	24.49
Distributions from net investment income	(1.48)	(1.75)	(1.16)	(1.03)	(.76)
Distributions from net realized gain	(5.81)	(1.05)	(6.78)	(12.03)	(6.88)
Total distributions	(7.29)	(2.80)	(7.94)	(13.05) E	(7.64)
Net asset value, end of period	$108.14	$110.59	$97.00	$105.82	$98.97
Total Return F	4.55%	17.13%	(.46)%	20.35%	34.62%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.76%	.76%	.77%	.80%
Expenses net of fee waivers, if any	.69%	.75%	.76%	.77%	.80%
Expenses net of all reductions	.69%	.75%	.76%	.77%	.80%
Net investment income (loss)	1.23%	1.82%	1.28%	.60%	1.29% D
Supplemental Data
Net assets, end of period (000 omitted)	$521,507	$610,529	$587,107	$679,303	$335,780
Portfolio turnover rate I	22%	33%	23%	66% J	52%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.34 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .88%.

E Total distributions per share do not sum due to rounding.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

J The portfolio turnover rate does not include the assets acquired in the merger.

Additional Index Information

MSCI U.S. IMI Aerospace & Defense 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Aerospace & Defense companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Industrials 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Industrials companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Transportation 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Transportation companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910407.115	SELCI-PRO-0425

Fund /Ticker

Fidelity® Environment and Alternative Energy Fund /FSLEX

Fidelity® Natural Resources Fund /FNARX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Fidelity® Environment and Alternative Energy Fund
Fidelity® Natural Resources Fund
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Fidelity® Environment and Alternative Energy Fund
Investment Objective
Fidelity® Environment and Alternative Energy Fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services.

These companies may include, for example, companies involved in alternative and renewable energy such as solar, wind, biofuels, hydropower, geothermal power, or power storage; energy management & efficiency and energy conservation products and services such as energy-efficient home or building design and insulation, including heating and cooling, lighting, or appliances, as well as fuel efficient vehicles transportation such as hybrid and electric car vehicles, railways, or other alternative energy transportation equipment and solutions; pollution reduction and prevention activities to control emissions; water infrastructure related to water distribution, water purification, the collection, treatment, or reclamation of wastewater, and other water storage and maintenance; companies involved in food, agriculture, and aquaculture production or distribution; and waste management and recycling activities such as the transportation, treatment, and disposal of hazardous or other wastes, transforming waste into energy and other recycling, and sanitation or filtration equipment or services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
  Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Sustainability Risk.

Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Environment and Alternative Energy Industry Concentration.

The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup or development of new technologies, and can be subject to risks associated with hazardous materials.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 4.59%	20.72%	25.25%	- 13.43%	26.83%	21.18%	30.42%	- 26.04%	26.29%	20.02%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	22.72%	December 31, 2020
Lowest Quarter Return	- 26.22%	March 31, 2020
Year-to-Date Return	- 8.63%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Environment and Alternative Energy Fund
Return Before Taxes	20.02%	12.12%	10.87%
Return After Taxes on Distributions	19.90%	11.10%	9.85%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	9.36%	8.61%
FTSE® Environmental Opportunities & Alternative Energy Index (reflects no deduction for fees, expenses, or taxes)	21.60%	17.90%	14.65%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Julia Pei (Co-Portfolio Manager) has managed the fund since 2021.

It is expected that on or about June 30, 2025, Ms. Pei will transition off the fund and Mr. Aronson will assume sole portfolio manager responsibilities.

Brian Aronson (Co-Portfolio Manager) has managed the fund since 2025.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Fidelity® Natural Resources Fund
Investment Objective
Fidelity® Natural Resources Fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 68 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks and in certain precious metals.
  Normally investing at least 80% of assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. The Adviser treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Geographic Exposure to Canada.

Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
  Natural Resources Industry Concentration.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 21.64%	30.24%	- 0.10%	- 24.22%	19.08%	- 20.85%	39.38%	41.03%	6.40%	3.76%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	34.81%	June 30, 2020
Lowest Quarter Return	- 48.28%	March 31, 2020
Year-to-Date Return	9.62%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Natural Resources Fund
Return Before Taxes	3.76%	11.43%	4.68%
Return After Taxes on Distributions	3.39%	10.96%	4.32%
Return After Taxes on Distributions and Sale of Fund Shares	2.49%	9.03%	3.64%
S&P® North American Natural Resources Sector Index (reflects no deduction for fees, expenses, or taxes)	8.11%	11.23%	4.72%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ashley Fernandes (Portfolio Manager) has managed the fund since 2021.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Fidelity® Environment and Alternative Energy Fund seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies engaged in business activities related to alternative and renewable energy, energy efficiency, pollution control, water infrastructure, waste and recycling technologies, or other environmental support services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies involved in alternative and renewable energy such as solar, wind, biofuels, hydropower, geothermal power, or power storage; energy management & efficiency and energy conservation products and services such as energy-efficient home or building design and insulation, including heating and cooling, lighting, or appliances, as well as fuel efficient vehicles transportation such as hybrid and electric car vehicles, railways, or other alternative energy transportation equipment and solutions; pollution reduction and prevention activities to control emissions; water infrastructure related to water distribution, water purification, the collection, treatment, or reclamation of wastewater, and other water storage and maintenance; companies involved in food, agriculture, and aquaculture production or distribution; and waste management and recycling activities such as the transportation, treatment, and disposal of hazardous or other wastes, transforming waste into energy and other recycling, and sanitation or filtration equipment or services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Investment Objective

Fidelity ®  Natural Resources Fund seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies that own or develop natural resources, or supply goods and services to such companies. The fund normally invests at least 80% of its assets in securities of companies principally engaged in owning or developing natural resources, or supplying goods and services to such companies, and in precious metals.

These companies may include, for example, companies involved either directly or through subsidiaries in exploring, mining, refining, processing, transporting, fabricating, dealing in, or owning natural resources. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, paper and forest products, real estate, food, textile and tobacco products, and other basic commodities. The Adviser treats investments in instruments whose value is linked to the price of precious metals as investments in precious metals.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks and potentially in precious metals.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Sustainable Investing Exclusions

For Fidelity ® Environment and Alternative Energy Fund:

As part of its investment approach, a fund also applies broad criteria ("exclusion criteria") that seek to exclude issuers that are directly engaged in, and/or derive significant revenue from, certain industries or product lines. At present, these include: civilian semi-automatic firearms; tobacco production, or bonds issued against the proceeds of tobacco settlements; for-profit prisons; controversial weapons (e.g., cluster munitions, land mines, biological/chemical weapons, blinding lasers, and incendiary weapons); and coal production and/or mining.

In determining whether an issuer is directly engaged in, and/or derives significant revenue from a particular industry or product line, a fund may use revenue thresholds (e.g., issuers that derive more than 5% of revenue from tobacco production) and/or categorical exclusions (e.g., issuers that derive any revenue from the operation of private prisons or issuers that are classified within the coal production or mining industries), depending on the industry or product line, based generally on data provided by one or more third-party vendor(s). The Adviser, in its sole discretion, retains the right not to use data provided by third-party vendors where it deems the data not representative of an issuer's current business operations. In such cases, or where data on specific issuers may not be available from third-party vendors, the Adviser may make reasonable estimates or otherwise exercise its discretion.

A fund's exclusion criteria may be updated periodically to, among other things, add or remove certain industries or product lines from the screening process, revise the revenue thresholds and categorical exclusions applicable to such activities, or change particular industries or product lines from a categorical exclusion to a revenue threshold, or vice versa. Once the Adviser determines that an issuer is not subject to the fund's exclusion criteria, the Adviser then employs the sustainability strategy discussed above. In addition, a fund may invest in third-party investment products (e.g., mutual funds, ETFs, and/or index futures) that apply different or no exclusion criteria or sustainable investment strategies.

The implementation of the sustainability strategy (or strategies) is conducted alongside traditional fundamental, bottom-up financial analysis of individual issuers, using traditional fundamental metrics and/or traditional quantitative metrics. The Adviser may also engage in dialogues with the issuer's management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and sustainability analysis. In addition, a fund may invest in an issuer prior to completion of the sustainability analysis or without engaging with the issuer's management.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Sustainability Risk. Application of FMR's environmental, social and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect Fidelity® Environment and Alternative Energy Fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to a fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. Socially responsible norms differ by country and region, and an issuer's ESG factors or the Adviser's assessment of such may change over time. Fidelity® Environment and Alternative Energy Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. When conducting the ESG ratings process of an issuer or compiling and maintaining the sustainable investing exclusion list, the Adviser may rely on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices with respect to ESG or to incorrectly include or exclude an issuer on or from its sustainable investing exclusion list. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice. A fund's investments in certain issuers may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Geographic Exposure. Social, political, and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, currency, or regulatory developments. Similarly, from time to time, a fund may invest a meaningful portion of its assets in the securities of issuers located in a single country or a limited number of countries. If the fund invests in this manner, there is a higher risk that social, political, economic, tax (such as a tax on foreign investments or financial transactions), currency, or regulatory developments in those countries may have a significant impact on the fund's investment performance.

Special Considerations regarding Canada . The Canadian and U.S. economies are closely integrated. The United States is Canada's largest trading partner and foreign investor, and the Canadian economy is significantly affected by developments in the U.S. economy. Canada is a major producer of forest products, metals, agricultural products, and energy-related products, such as oil, gas, and hydroelectricity. As a result, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Canada's economic growth may be significantly affected by disruptions in its relationship with major trading partners, fluctuations in currency, and global demand for commodities.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The environment and alternative energy industry can be significantly affected by government regulations and subsidies, rapid technological change, and changes in the supply and demand for traditional energy sources. Changing political priorities and global supply and demand may also have a significant impact on the availability of funding for remedial cleanup and for research, development, and adoption of new technologies. In addition, hazardous materials involved in environmental industries can present significant liability risk.

The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity® Environment and Alternative Energy Fund seeks capital appreciation.

Fidelity® Natural Resources Fund seeks capital appreciation.

Shareholder Notice

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

Fund	NAV Calculation Times (Eastern Time)
Fidelity® Environment and Alternative Energy Fund	4:00 p.m.
Fidelity® Natural Resources Fund	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Fidelity® Environment and Alternative Energy Fund	April, December
Fidelity® Natural Resources Fund	April, December

Fund Name	Capital Gains Paid
Fidelity® Environment and Alternative Energy Fund	April, December
Fidelity® Natural Resources Fund	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund.

Portfolio Manager(s)

Brian Aronson is Co-Portfolio Manager of Fidelity ® Environment and Alternative Energy Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2022, Mr. Aronson has worked as a research analyst and portfolio manager. Prior to joining the firm, Mr. Aronson served as a research analyst at Columbia Threadneedle Investments from 2011 to 2022.

Julia Pei is Co-Portfolio Manager of Fidelity ® Environment and Alternative Energy Fund, which she has managed since 2021. She also manages other funds. Since joining Fidelity Investments in 2017, Ms. Pei has worked as a research analyst and portfolio manager.

It is expected that on or about June 30, 2025, Ms. Pei will transition off Fidelity ® Environment and Alternative Energy Fund and Mr. Aronson will assume sole portfolio manager responsibilities.

Ashley Fernandes is Portfolio Manager of Fidelity ® Natural Resources Fund, which he has managed since 2021. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Fernandes has worked as a global energy analyst, research analyst, and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Fidelity® Environment and Alternative Energy Fund	0.72%
Fidelity® Natural Resources Fund	0.71%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Fidelity ® Environment and Alternative Energy Fund	0.67%
Fidelity ® Natural Resources Fund	0.67%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Fidelity® Environment and Alternative Energy Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$34.47	$27.85	$30.97	$30.16	$23.80
Income from Investment Operations
Net investment income (loss) B,C	.16	.18	.15	.11	.24
Net realized and unrealized gain (loss)	3.63	6.57	(3.09)	3.46	8.02
Total from investment operations	3.79	6.75	(2.94)	3.57	8.26
Distributions from net investment income	(.16)	(.13)	(.18)	(.10)	(.26)
Distributions from net realized gain	-	-	-	(2.66)	(1.64)
Total distributions	(.16)	(.13)	(.18)	(2.76)	(1.90)
Net asset value, end of period	$38.10	$34.47	$27.85	$30.97	$30.16
Total Return D	10.98%	24.26%	(9.46)%	11.02%	38.97%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.81%	.79%	.79%	.85%
Expenses net of fee waivers, if any	.69%	.80%	.79%	.79%	.85%
Expenses net of all reductions	.69%	.80%	.79%	.79%	.85%
Net investment income (loss)	.43%	.60%	.52%	.33%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$526,169	$523,777	$472,604	$755,742	$373,982
Portfolio turnover rate G	38%	35%	34%	89%	28%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Fidelity® Natural Resources Fund

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.94	$39.98	$34.22	$23.21	$20.59
Income from Investment Operations
Net investment income (loss) B,C	.76	.65	.83	.51	.30
Net realized and unrealized gain (loss)	.94	1.96	5.87	10.91	2.69
Total from investment operations	1.70	2.61	6.70	11.42	2.99
Distributions from net investment income	(.63)	(.65)	(.94)	(.41)	(.37)
Total distributions	(.63)	(.65)	(.94)	(.41)	(.37)
Net asset value, end of period	$43.01	$41.94	$39.98	$34.22	$23.21
Total Return D	4.11%	6.57%	19.78%	49.71%	14.76%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.69%	.77%	.77%	.82%	.89%
Expenses net of fee waivers, if any	.69%	.76%	.77%	.81%	.89%
Expenses net of all reductions	.69%	.76%	.77%	.81%	.88%
Net investment income (loss)	1.66%	1.60%	2.21%	1.84%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$571,855	$588,242	$812,429	$598,034	$292,887
Portfolio turnover rate G	68%	50%	74%	98%	90%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

FTSE ® Environmental Opportunities & Alternative Energy Index   is a modified market capitalization-weighted index designed to measure the performance of the equity markets of securities derived from the FTSE ® Environmental Opportunities USA Index and the largest 50 non-U.S. companies in the FTSE ® Environmental Opportunities Renewable & Alternative Energy Index.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P ® North American Natural Resources Sector Index   is a modified market capitalization-weighted index of U.S. traded stocks designed to measure the performance of companies in the natural resources sector.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.9901473.104	EAE-NRF-PRO-0425

Fidelity® Select Portfolios®

Utilities Sector

Fund /Ticker

Utilities Portfolio /FSUTX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Utilities Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Utilities Portfolio
Investment Objective
Utilities Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.65%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.66%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$67
3 years	$211
5 years	$368
10 years	$822

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the utilities industry and companies deriving a majority of their revenues from their utility operations.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants; and companies that engage in the generation and distribution of electricity using renewable sources.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Utilities Industry Concentration.

The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 10.89%	14.00%	17.96%	8.58%	22.66%	0.57%	17.68%	5.22%	- 1.17%	28.73%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.70%	September 30, 2024
Lowest Quarter Return	- 17.71%	March 31, 2020
Year-to-Date Return	2.50%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Utilities Portfolio
Return Before Taxes	28.73%	9.64%	9.72%
Return After Taxes on Distributions	26.48%	8.43%	8.54%
Return After Taxes on Distributions and Sale of Fund Shares	18.09%	7.37%	7.63%
MSCI U.S. IMI Utilities 25-50 Index (reflects no deduction for fees, expenses, or taxes)	23.20%	6.14%	8.30%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Pranay Kirpalani (Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Utilities Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies in the utilities industry and companies deriving a majority of their revenues from their utility operations . The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that produce electricity, including nuclear and non-nuclear facilities; companies that distribute and transmit natural and manufactured gas; water treatment and other utility companies; companies that operate as independent power producers, gas and power marketing and trading specialists and/or integrated energy merchants; and companies that engage in the generation and distribution of electricity using renewable sources.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, changes in taxation, natural resource conservation, intense competition, and commodity price fluctuations.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Utilities Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Utilities Portfolio	April, July, October, December

Fund Name	Capital Gains Paid
Utilities Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Pranay Kirpalani is Portfolio Manager of Utilities Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2013, Mr. Kirpalani has worked as a research analyst and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Utilities Portfolio	0.69%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Utilities Portfolio	0.65%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes the fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Utilities Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$99.55	$97.31	$100.38	$86.55	$91.20
Income from Investment Operations
Net investment income (loss) B,C	2.71	2.21	1.82	1.92	1.61
Net realized and unrealized gain (loss)	29.91	3.57	.04	14.72	(1.81)
Total from investment operations	32.62	5.78	1.86	16.64	(.20)
Distributions from net investment income	(2.44)	(2.13)	(1.75)	(1.71)	(2.12)
Distributions from net realized gain	(5.43)	(1.42)	(3.18)	(1.10)	(2.34)
Total distributions	(7.87)	(3.54) D	(4.93)	(2.81)	(4.45) D
Net asset value, end of period	$124.30	$99.55	$97.31	$100.38	$86.55
Total Return E	33.87%	6.01%	1.46%	19.19%	(.05)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.66%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.66%	.73%	.74%	.73%	.76%
Expenses net of all reductions	.66%	.73%	.74%	.73%	.75%
Net investment income (loss)	2.30%	2.23%	1.74%	1.96%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$1,976,718	$1,158,034	$1,352,766	$1,072,056	$896,285
Portfolio turnover rate H	69%	83%	53%	37%	64%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

MSCI U.S. IMI Utilities 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Utilities companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910416.115	SELUTL-PRO-0425

Fidelity® Select Portfolios®

Consumer Staples Sector

Consumer Staples Portfolio

Class /Ticker

Consumer Staples Portfolio /FDFAX

In this prospectus, the term "shares" (as it relates to the fund) means the class of shares offered through this prospectus.

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Consumer Staples Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund /Class:

Consumer Staples Portfolio

/Consumer Staples Portfolio

Investment Objective
Consumer Staples Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.66%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.68%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$69
3 years	$218
5 years	$379
10 years	$847

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture, sale, or distribution of consumer staples.

These companies may include, for example, drug stores and pharmacies; retail food stores and super centers; producers of packaged foods and tobacco products; breweries, vintners, distillers, and non-alcoholic beverage producers; producers of agricultural products; and producers of non-durable household products and personal and beauty care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Consumer Staples Industry Concentration.

The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
1.90%	3.07%	12.06%	- 15.82%	31.77%	11.57%	14.50%	- 0.44%	2.99%	5.56%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	17.22%	March 31, 2019
Lowest Quarter Return	- 16.58%	March 31, 2020
Year-to-Date Return	0.65%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Consumer Staples Portfolio
Return Before Taxes	5.56%	6.69%	6.08%
Return After Taxes on Distributions	3.57%	5.10%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares	4.72%	5.06%	4.52%
MSCI U.S. IMI Consumer Staples 25-50 Index (reflects no deduction for fees, expenses, or taxes)	13.38%	8.32%	8.18%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ben Shuleva (Portfolio Manager) has managed the fund since 2020.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Consumer Staples Portfolio seeks capital appreciation.

Principal Investment Strategies

The fund invests primarily in companies engaged in the manufacture, sale, or distribution of consumer staples. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Consumer staples tend to be essential products whose demand remains stable over economic cycles, such as food, beverages, tobacco, and household and personal care products.

These companies may include, for example, drug stores and pharmacies; retail food stores and super centers; producers of packaged foods and tobacco products; breweries, vintners, distillers, and non-alcoholic beverage producers; producers of agricultural products; and producers of non-durable household products and personal and beauty care products.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, and environmental factors, as well as the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities. Regulations and policies of various domestic and foreign governments affect agricultural products as well as other consumer staples.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Consumer Staples Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Consumer Staples Portfolio	April, July, October, December

Fund Name	Capital Gains Paid
Consumer Staples Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Ben Shuleva is Portfolio Manager of Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Consumer Staples Portfolio	0.68%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Consumer Staples Portfolio/Consumer Staples Portfolio	0.66%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes the fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the class's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Consumer Staples Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$92.39	$92.43	$96.75	$90.40	$80.42
Income from Investment Operations
Net investment income (loss) B,C	1.93	1.96	1.66	1.69	1.60
Net realized and unrealized gain (loss)	4.47	2.73	(2.84)	15.16	11.39
Total from investment operations	6.40	4.69	(1.18)	16.85	12.99
Distributions from net investment income	(1.95)	(1.77)	(1.61)	(1.81)	(1.68)
Distributions from net realized gain	(5.66)	(2.96)	(1.53)	(8.68)	(1.33)
Total distributions	(7.62) D	(4.73)	(3.14)	(10.50) D	(3.01)
Net asset value, end of period	$91.17	$92.39	$92.43	$96.75	$90.40
Total Return E	7.05%	5.20%	(1.21)%	19.16%	16.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.68%	.73%	.73%	.73%	.75%
Expenses net of fee waivers, if any	.67%	.72%	.73%	.73%	.75%
Expenses net of all reductions	.67%	.72%	.73%	.73%	.74%
Net investment income (loss)	2.03%	2.08%	1.79%	1.74%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$743,294	$895,019	$862,837	$1,032,956	$770,644
Portfolio turnover rate H	45%	54% I	46%	61%	51%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I Portfolio turnover rate excludes securities received or delivered in-kind.

Additional Index Information

MSCI U.S. IMI Consumer Staples 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Consumer Staples companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910400.115	SELCS-PRO-0425

Fidelity® Select Portfolios®

Financials Sector

Fund /Ticker

Banking Portfolio /FSRBX

Brokerage and Investment Management Portfolio /FSLBX

Financials Portfolio /FIDSX

FinTech Portfolio /FSVLX

Insurance Portfolio /FSPCX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Banking Portfolio
Brokerage and Investment Management Portfolio
Financials Portfolio
FinTech Portfolio
Insurance Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Banking Portfolio
Investment Objective
Banking Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.04%
Total annual operating expenses	0.71%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$73
3 years	$227
5 years	$395
10 years	$883

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 31 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in banking.

These companies may include, for example, national and regional banks engaged in conventional banking operations such as retail banking and corporate lending, and may also include banks providing a diverse range of financial services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Banking Industry Concentration.

The banking industry can be significantly affected by legislation, regulation, competition and by changes in general economic conditions and interest rates.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
0.65%	26.84%	12.68%	- 18.28%	35.59%	- 12.16%	38.33%	- 12.60%	8.46%	30.11%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	39.28%	December 31, 2020
Lowest Quarter Return	- 43.51%	March 31, 2020
Year-to-Date Return	- 4.84%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Banking Portfolio
Return Before Taxes	30.11%	8.43%	9.10%
Return After Taxes on Distributions	28.75%	6.87%	7.30%
Return After Taxes on Distributions and Sale of Fund Shares	18.77%	6.21%	6.86%
MSCI US IMI Banks 5% Capped Linked Index (reflects no deduction for fees, expenses, or taxes)	23.87%	5.92%	8.27%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Reed (Portfolio Manager) has managed the fund since 2016.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Brokerage and Investment Management Portfolio
Investment Objective
Brokerage and Investment Management Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the exchange of financial instruments, stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory and financial decision support services.

These companies may include, for example, investment management firms; institutions providing custody services; investment banks; brokerage and asset management firms; financial exchanges for securities, commodities, derivatives, and other financial instruments; and other financial institutions primarily engaged in capital markets including providers of financial decision support tools, products, and ratings.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Brokerage and Investment Management Industry Concentration.

The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 9.71%	6.70%	29.94%	- 15.02%	31.60%	22.58%	40.61%	- 17.53%	27.75%	35.74%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	23.48%	June 30, 2020
Lowest Quarter Return	- 20.86%	March 31, 2020
Year-to-Date Return	- 7.06%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Brokerage and Investment Management Portfolio
Return Before Taxes	35.74%	19.77%	13.19%
Return After Taxes on Distributions	35.52%	19.25%	12.19%
Return After Taxes on Distributions and Sale of Fund Shares	21.32%	15.99%	10.55%
MSCI U.S. IMI Capital Markets 5% Capped Linked Index (reflects no deduction for fees, expenses, or taxes)	34.40%	19.05%	13.06%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Nadim Rabaia (Portfolio Manager) has managed the fund since 2023.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Financials Portfolio
Investment Objective
Financials Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 35 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing financial services to consumers and industry.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage real estate investment trusts (REITs); providers of personal loans and other consumer payment and finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financials Industry Concentration.

The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 3.91%	18.67%	20.94%	- 15.86%	34.24%	0.94%	33.24%	- 8.17%	14.51%	32.80%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	30.78%	December 31, 2020
Lowest Quarter Return	- 34.99%	March 31, 2020
Year-to-Date Return	- 0.20%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Financials Portfolio
Return Before Taxes	32.80%	13.43%	11.33%
Return After Taxes on Distributions	30.72%	11.74%	9.87%
Return After Taxes on Distributions and Sale of Fund Shares	20.44%	10.29%	8.89%
MSCI U.S. IMI Financials 5% Capped Linked Index (reflects no deduction for fees, expenses, or taxes)	30.21%	11.96%	11.40%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Matthew Reed (Portfolio Manager) has managed the fund since 2019.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

FinTech Portfolio
Investment Objective
FinTech Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.75%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$77
3 years	$240
5 years	$417
10 years	$930

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 44 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in providing products and services in fintech.

These companies may include, for example, companies that provide software or hardware for e-commerce, mobile or point-of-sale payment systems, electronic payment processing, marketplace lending, products associated with digital assets or blockchain technology, financial software, data analytics, credit cards, or services related to these activities.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  FinTech Industry Concentration.

The fintech industry can be significantly affected by government regulations, technological innovation and development, competition from established financial companies and other fintech companies, economic conditions, and disruptions in credit markets.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Prior to October 23, 2021, the fund was named Consumer Finance Portfolio and operated under certain different investment policies. The fund's historical performance may not represent its current investment policies.

Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 4.96%	14.59%	23.11%	- 10.39%	34.18%	2.23%	22.54%	- 29.75%	24.55%	22.04%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	27.88%	December 31, 2020
Lowest Quarter Return	- 41.08%	March 31, 2020
Year-to-Date Return	- 4.85%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
FinTech Portfolio
Return Before Taxes	22.04%	5.99%	7.99%
Return After Taxes on Distributions	22.04%	5.03%	6.82%
Return After Taxes on Distributions and Sale of Fund Shares	13.05%	4.60%	6.17%
FactSet Financial Technologies Linked Index (reflects no deduction for fees, expenses, or taxes)	26.90%	6.44%	7.64%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Ruth Nagle (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Summary

Fund:

Insurance Portfolio
Investment Objective
Insurance Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.67%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.02%
Total annual operating expenses	0.69%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$70
3 years	$221
5 years	$384
10 years	$859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 55 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.

These companies may include, for example, Life and Health Insurance Companies, Multi-Line Insurance Companies, Property and Casualty Insurance Companies, Reinsurance Companies, and Insurance Brokers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Insurance Industry Concentration.

The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
3.47%	18.17%	15.38%	- 11.24%	30.03%	- 0.22%	29.30%	7.76%	12.98%	28.42%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	19.17%	December 31, 2020
Lowest Quarter Return	- 29.18%	March 31, 2020
Year-to-Date Return	8.14%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Insurance Portfolio
Return Before Taxes	28.42%	15.07%	12.63%
Return After Taxes on Distributions	25.30%	13.00%	10.27%
Return After Taxes on Distributions and Sale of Fund Shares	18.01%	11.50%	9.58%
MSCI U.S. IMI Insurance 25-50 Index (reflects no deduction for fees, expenses, or taxes)	27.18%	14.11%	12.43%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Fahim Razzaque (Portfolio Manager) has managed the fund since 2022.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Principal Investment Strategies

Banking Portfolio

The fund invests primarily in companies engaged in banking. The fund normally invests at least 80% of its assets in securities of companies principally engaged in banking activities.

These companies may include, for example, national and regional banks engaged in conventional banking operations such as retail banking and corporate lending, and may also include banks providing a diverse range of financial services.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Brokerage and Investment Management Portfolio

The fund invests primarily in companies engaged in the exchange of financial instruments, stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory and financial decision support services. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment management firms; institutions providing custody services; investment banks; brokerage and asset management firms; financial exchanges for securities, commodities, derivatives, and other financial instruments; and other financial institutions primarily engaged in capital markets including providers of financial decision support tools, products, and ratings.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Financials Portfolio

The fund invests primarily in companies that provide financial services to consumers and industry. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, investment banks; brokerage and asset management firms; companies providing life, health, and/or property and casualty insurance; commercial banks; financial institutions providing mortgages and mortgage-related services, including mortgage real estate investment trusts (REITs); providers of personal loans and other consumer payment and finance services; credit agencies; stock exchanges; investment management firms; institutions providing custody services; and reinsurance companies.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

FinTech Portfolio

The fund invests primarily in companies providing products and services in fintech. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, companies that provide software or hardware for e-commerce, mobile or point-of-sale payment systems, electronic payment processing, marketplace lending, products associated with digital assets or blockchain technology, financial software, data analytics, credit cards, or services related to these activities.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

Insurance Portfolio

The fund invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

These companies may include, for example, Life and Health Insurance Companies, Multi-Line Insurance Companies, Property and Casualty Insurance Companies, Reinsurance Companies, and Insurance Brokers.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The following applies to all funds. See the sections above for information unique to each fund.

Each fund   seeks capital appreciation.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests each fund's assets primarily in common stocks.

Each fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of some funds' assets at times.

In addition to concentrating on particular industries, each fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The funds are classified as non-diversified.

In buying and selling securities for a fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

Each fund has a policy of investing primarily in companies engaged in specified activities. Each fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the affected fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which a fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect each fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. A fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because each fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because each fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in a fund.

The following factors can significantly affect a fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The banking industry can be significantly affected by legislation, regulation, competition, changing economic conditions, changing interest rates, and instability in the financial markets in general. Credit losses resulting from financial difficulties of borrowers can have a significant negative impact. Changes in legislation in past years have increased competition in the industry.

The brokerage and investment management industry can be significantly affected by changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry. The performance of companies in this industry can be closely tied to the stock and bond markets and can suffer during market declines. Revenues can depend on overall market activity.

The financials industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

The fintech industry can be significantly affected by changing government regulations, economic conditions and deterioration in credit markets, and may currently face less regulation than traditional financial services companies and banks. Fintech companies face intense competition and potentially rapid product obsolescence. Companies in the fintech industry have high exposure to consumers and businesses in the form of loans and other financial products or services and a deterioration in credit markets could have a negative impact on the industry. Additionally, the fintech industry may be affected by evolving regulations and competition in both developed and foreign markets in which these companies operate.

The insurance industry can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Property and casualty insurance profits can be affected by weather catastrophes and other natural disasters. Life and health insurance profits can be affected by mortality and morbidity rates. Insurance companies can be adversely affected by inadequacy of cash reserves, the inability to collect from reinsurance carriers, liability for the coverage of environmental clean- up costs from past years, and as yet unanticipated liabilities. Also, insurance companies are subject to extensive government regulation, including the imposition of maximum rate levels, and can be adversely affected by proposed or potential tax law changes.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend a fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease a fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Each of Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio seeks capital appreciation.

Valuing Shares

Each fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV each business day as of the times noted in the table below. Each fund's assets normally are valued as of this time for the purpose of computing NAV.

Fund	NAV Calculation Times (Eastern Time)
Banking Portfolio	4:00 p.m.
Brokerage and Investment Management Portfolio	4:00 p.m.
Financials Portfolio	4:00 p.m.
FinTech Portfolio	4:00 p.m.
Insurance Portfolio	4:00 p.m.

NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which a fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy for each fund

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The funds may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of a fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

Each fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Banking Portfolio	April, December
Brokerage and Investment Management Portfolio	April, December
Financials Portfolio	April, December
FinTech Portfolio	April, December
Insurance Portfolio	April, December

Fund Name	Capital Gains Paid
Banking Portfolio	April, December
Brokerage and Investment Management Portfolio	April, December
Financials Portfolio	April, December
FinTech Portfolio	April, December
Insurance Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in a fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from each fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in a fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is each fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Banking Portfolio, Brokerage and Investment Management Portfolio, Financials Portfolio, FinTech Portfolio, and Insurance Portfolio.

Portfolio Manager(s)

Matthew Reed is Portfolio Manager of Banking Portfolio and Financials Portfolio, which he has managed since 2016 and 2019, respectively. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.

Nadim Rabaia is Portfolio Manager of Brokerage and Investment Management Portfolio, which he has managed since 2023. Since joining Fidelity Investments in 2015, Mr. Rabaia has worked as an equity research analyst and portfolio manager.

Ruth Nagle is Portfolio Manager of FinTech Portfolio, which she has managed since 2022. Since joining Fidelity Investments in 2019, Ms. Nagle has worked as a research analyst and portfolio manager.

Fahim Razzaque is Portfolio Manager of Insurance Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Razzaque has worked as a managing director of research, research analyst, and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of each fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating each fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once a fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee ratefor the class of shares of each fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Banking Portfolio	0.69%
Brokerage and Investment Management Portfolio	0.70%
Financials Portfolio	0.69%
FinTech Portfolio	0.72%
Insurance Portfolio	0.72%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for each fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Banking Portfolio	0.67%
Brokerage and Investment Management Portfolio	0.67%
Financials Portfolio	0.67%
FinTech Portfolio	0.67%
Insurance Portfolio	0.67%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes each fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of each fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund.

If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to, or to buy shares of the funds from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Banking Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.82	$26.24	$31.37	$26.31	$23.37
Income from Investment Operations
Net investment income (loss) B,C	.72	.75	.61	.58	.54
Net realized and unrealized gain (loss)	8.26	(.83) D	(4.24)	5.48	4.32
Total from investment operations	8.98	(.08)	(3.63)	6.06	4.86
Distributions from net investment income	(.74)	(.74)	(.67)	(.54)	(.55)
Distributions from net realized gain	(.66)	(.60)	(.83)	(.46)	(1.37)
Total distributions	(1.40)	(1.34)	(1.50)	(1.00)	(1.92)
Net asset value, end of period	$32.40	$24.82	$26.24	$31.37	$26.31
Total Return E	36.51%	.38% D	(11.27)%	23.37%	25.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.77%	.75%	.73%	.79%
Expenses net of fee waivers, if any	.71%	.76%	.74%	.73%	.79%
Expenses net of all reductions	.71%	.76%	.74%	.73%	.79%
Net investment income (loss)	2.44%	3.46%	2.29%	1.93%	2.84%
Supplemental Data
Net assets, end of period (000 omitted)	$508,072	$386,425	$429,884	$716,834	$537,860
Portfolio turnover rate H	31%	48%	21%	34%	32%

A For the year ended February 29.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Calculated based on average shares outstanding during the period.

D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .32%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Brokerage and Investment Management Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$141.98	$115.04	$121.01	$100.99	$74.99
Income from Investment Operations
Net investment income (loss) B,C	1.12	1.50	1.45	1.31	.93
Net realized and unrealized gain (loss)	42.00	27.09	(5.19)	20.54	28.01
Total from investment operations	43.12	28.59	(3.74)	21.85	28.94
Distributions from net investment income	(1.26)	(1.65)	(1.83)	(.83)	(1.06)
Distributions from net realized gain	-	-	(.41)	(1.01)	(1.88)
Total distributions	(1.26)	(1.65)	(2.23) D	(1.83) D	(2.94)
Net asset value, end of period	$183.84	$141.98	$115.04	$121.01	$100.99
Total Return E	30.36%	24.95%	(2.98)%	21.70%	39.69%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.76%	.75%	.74%	.76%
Expenses net of fee waivers, if any	.68%	.75%	.74%	.74%	.76%
Expenses net of all reductions	.68%	.75%	.74%	.74%	.76%
Net investment income (loss)	.68%	1.28%	1.33%	1.06%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,477,532	$836,425	$812,973	$1,209,722	$429,320
Portfolio turnover rate H	16%	36%	4%	3%	11%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Financials Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.50	$11.51	$13.23	$11.26	$9.49
Income from Investment Operations
Net investment income (loss) B,C	.24	.26	.24	.25	.20
Net realized and unrealized gain (loss)	3.84	1.09	(.74)	2.26	2.17
Total from investment operations	4.08	1.35	(.50)	2.51	2.37
Distributions from net investment income	(.24)	(.25)	(.23)	(.26)	(.21)
Distributions from net realized gain	(.66)	(.11)	(.98)	(.28)	(.39)
Total distributions	(.90)	(.36)	(1.22) D	(.54)	(.60)
Net asset value, end of period	$15.68	$12.50	$11.51	$13.23	$11.26
Total Return E	33.07%	12.15%	(3.30)%	22.47%	27.89%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.69%	.76%	.75%	.73%	.77%
Expenses net of fee waivers, if any	.69%	.76%	.75%	.72%	.77%
Expenses net of all reductions	.69%	.76%	.75%	.72%	.77%
Net investment income (loss)	1.70%	2.43%	2.12%	1.89%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,116,332	$698,311	$731,159	$819,910	$606,048
Portfolio turnover rate H	35%	66%	46%	53%	63%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total distributions per share do not sum due to rounding.

E Totalreturns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  FinTech Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.03	$13.73	$16.06	$19.37	$16.23
Income from Investment Operations
Net investment income (loss) B,C	(.01)	- D	- D	.14 E	.34 F
Net realized and unrealized gain (loss)	2.94	3.30	(2.33)	.04 G,H	3.14
Total from investment operations	2.93	3.30	(2.33)	.18	3.48
Distributions from net investment income	-	-	-	(.25)	(.34)
Distributions from net realized gain	-	-	-	(3.24)	-
Total distributions	-	-	-	(3.49)	(.34)
Net asset value, end of period	$19.96	$17.03	$13.73	$16.06	$19.37
Total Return I	17.20%	24.03%	(14.51)%	(.75)% G	21.94%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.75%	.87%	.87%	.81%	.89%
Expenses net of fee waivers, if any	.75%	.86%	.87%	.81%	.89%
Expenses net of all reductions	.75%	.86%	.87%	.81%	.89%
Net investment income (loss)	(.05)%	(.03)%	(.03)%	.63% E	2.35% F
Supplemental Data
Net assets, end of period (000 omitted)	$123,226	$111,737	$107,578	$161,851	$144,880
Portfolio turnover rate L	44%	43%	15%	164%	25%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.89%.

G Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.78)%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

  Insurance Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$85.17	$75.40	$69.86	$61.17	$58.44
Income from Investment Operations
Net investment income (loss) B,C	1.14 D	.99	.63	.78	.88
Net realized and unrealized gain (loss)	18.25	15.28	5.46	13.73	6.99
Total from investment operations	19.39	16.27	6.09	14.51	7.87
Distributions from net investment income	(1.02)	(.85)	(.55)	(.89)	(.94)
Distributions from net realized gain	(6.84)	(5.66)	-	(4.93)	(4.20)
Total distributions	(7.86)	(6.50) E	(.55)	(5.82)	(5.14)
Net asset value, end of period	$96.70	$85.17	$75.40	$69.86	$61.17
Total Return F	23.96%	23.26%	8.75%	24.68%	15.54%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69%	.80%	.81%	.78%	.83%
Expenses net of fee waivers, if any	.69%	.79%	.81%	.78%	.83%
Expenses net of all reductions	.69%	.79%	.81%	.78%	.83%
Net investment income (loss)	1.25%	1.32%	.90%	1.16%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$958,968	$599,894	$474,461	$245,931	$184,701
Portfolio turnover rate I	55%	80%	48%	15%	18%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.02%.

E Total distributions per share do not sum due to rounding.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

Additional Index Information

FactSet Financial Technologies Linked Index   is a float-adjusted, modified market capitalization weighted index rebalanced on a quarterly basis designed to provide an equity benchmark to track the performance of companies engaged in leveraging technology to deliver financial products and services, primarily in the areas of digital payment processing, enterprise data provider, enterprise financial management, insurance/real estate software, and trading solutions. Index returns shown for periods prior to October 23, 2021 are returns of the S&P® Consumer Finance Index.

MSCI U.S. IMI Banks 5% Capped Linked Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Banks in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices. Index returns shown for periods prior to September 1, 2016 are returns of the MSCI U.S. IM Banks 25/50 Index.

MSCI U.S. IMI Capital Markets 5% Capped Linked Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Capital Markets companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

MSCI U.S. IMI Financials 5% Capped Linked Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Financials companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices. Index returns shown for periods prior to September 1, 2016 are returns of the MSCI U.S. IM Financials 25/50 Index.

MSCI U.S. IMI Insurance 25-50 Index   is a modified market capitalization-weighted index of stocks designed to measure the performance of Insurance companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports and Form N-CSR also include additional information. Each fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find each fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or a fund's financial statements or to request other information.

The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910402.116	SELFIN-PRO-0425

Fidelity® Select Portfolios®

Energy Sector

Fund /Ticker

Energy Portfolio /FSENX

Prospectus

April 29, 2025

Like securities of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

245 Summer Street, Boston, MA 02210

Contents

Fund Summary	Energy Portfolio
Fund Basics	Investment Details
Valuing Shares
Shareholder Information	Additional Information about the Purchase and Sale of Shares
Exchanging Shares
Features and Policies
Dividends and Capital Gain Distributions
Tax Consequences
Fund Services	Fund Management
Fund Distribution
Appendix	Financial Highlights
Additional Index Information

Fund Summary

Fund:

Energy Portfolio
Investment Objective
Energy Portfolio seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.

Shareholder fees
(fees paid directly from your investment)	None

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	0.64%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.01%
Total annual operating expenses	0.65%
This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$66
3 years	$208
5 years	$362
10 years	$810

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15 % of the average value of its portfolio.
Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, marketing, storage, or transportation of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Principal Investment Risks
  Stock Market Volatility.

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure.

Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Energy Industry Concentration.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
  Issuer-Specific Changes.

The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

The value of securities of smaller issuers can be more volatile than that of larger issuers.
In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
  You could lose money by investing in the fund.
Performance

The following information is intended to help you understand the risks of investing in the fund.

The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Year-by-Year Returns
2015	2016	2017	2018	2019	2020	2021	2022	2023	2024
- 20.53%	33.84%	- 2.64%	- 24.92%	9.88%	- 32.51%	55.35%	63.03%	0.93%	4.26%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	40.23%	March 31, 2022
Lowest Quarter Return	- 52.25%	March 31, 2020
Year-to-Date Return	5.49%	March 31, 2025

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2024	Past 1 year	Past 5 years	Past 10 years
Energy Portfolio
Return Before Taxes	4.26%	12.46%	4.39%
Return After Taxes on Distributions	3.79%	11.81%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	2.86%	9.81%	3.36%
MSCI U.S. IMI Energy 25-50 Index (reflects no deduction for fees, expenses, or taxes)	6.67%	12.76%	4.51%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10%

Investment Adviser

Fidelity Management & Research Company LLC (FMR) (the Adviser) is the fund's manager. Other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

Maurice FitzMaurice (Co-Portfolio Manager) has managed the fund since 2020.

Kristen Dougherty (Co-Portfolio Manager) has managed the fund since 2024.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity ® brokerage or mutual fund account, through a retirement account, or through an investment professional.

You may buy or sell shares in various ways:

Internet

www.fidelity.com

Phone

Fidelity Automated Service Telephone (FAST ® ) 1-800-544-5555

To reach a Fidelity representative 1-800-544-6666

Mail

Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

There is no purchase minimum for fund shares.

Tax Information

Distributions you receive from the fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Company LLC (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Fund Basics

Investment Details

Investment Objective

Energy Portfolio seeks capital appreciation.

Principal Investment Strategies

Energy Portfolio

The fund invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. The fund normally invests at least 80% of its assets in securities of companies principally engaged in these activities.

Energy products and services are those related to the exploration, extraction, production, sale, or distribution of energy resources, including oil, gas, electricity, coal, and nuclear, geothermal, and solar power.

These companies may include, for example, integrated oil companies; drilling contractors and rig owners; drilling rig and equipment manufacturers and providers of supplies and services to companies engaged in oil and gas drilling; companies engaged in the exploration, production, refining, marketing, storage, or transportation of oil, gas, and/or refined products; and companies involved in the production and mining of coal, related products, and other consumable fuels.

For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors.

Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives.

The Adviser does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.

The Adviser normally invests the fund's assets primarily in common stocks.

The fund may invest in domestic and foreign securities. Foreign stocks may make up a majority of the fund's assets at times.

In addition to concentrating on particular industries, the fund may invest a significant percentage of its assets in relatively few companies and may invest up to 25% in a single company. The fund is classified as non-diversified.

In buying and selling securities for the fund, the Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

If the Adviser's strategies do not work as intended, the fund may not achieve its objective.

The fund has a policy of investing primarily in companies engaged in specified activities. The fund also has a policy of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities. These policies can be changed without a vote only upon 60 days' prior notice to shareholders of the fund.

Description of Principal Security Types

In addition to the security types discussed above, the following describes the types of securities in which the fund invests or may invest principally:

Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics.

Principal Investment Risks

Many factors affect the fund's performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a fund's performance. The fund's share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The fund's reaction to these developments will be affected by the types of securities in which the fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the fund's level of investment in the securities of that issuer. Because the fund concentrates its investments in a particular industry or group of related industries, the fund's performance could depend heavily on the performance of that industry or group of industries and could be more volatile than the performance of less concentrated funds. In addition, because the fund may invest a significant percentage of assets in a single issuer, the fund's performance could be closely tied to that one issuer and could be more volatile than the performance of more diversified funds. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money by investing in the fund.

The following factors can significantly affect the fund's performance:

Stock Market Volatility . The value of equity securities fluctuates in response to issuer, political, market, and economic developments. Fluctuations, especially in foreign markets, can be dramatic over the short as well as long term, and different parts of the market, including different market sectors, and different types of equity securities can react differently to these developments. For example, stocks of companies in one sector can react differently from those in another, large cap stocks can react differently from small cap stocks, and "growth" stocks can react differently from "value" stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. Changes in the financial condition of a single issuer can impact the market as a whole. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Foreign Exposure. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign exchange rates; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers or providers in, or foreign exchange rates with, a different country or region.

Industry Concentration. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry or group of related industries as a whole, and these companies can be sensitive to adverse economic, regulatory, or financial developments.

The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, energy conservation, the success of exploration projects, weather or meteorological events, and tax and other government regulations.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Smaller issuers can have more limited product lines, markets, or financial resources.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy for defensive purposes. If the fund does so, different factors could affect its performance and the fund may not achieve its investment objective.

Other Investment Strategies

In addition to the principal investment strategies discussed above, the Adviser may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

The Adviser may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Energy Portfolio seeks capital appreciation.

Valuing Shares

The fund is open for business each day the NYSE is open.

The NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

NAV is calculated using the values of other open-end funds, if any, in which the fund invests (referred to as underlying funds). Shares of underlying funds are valued at their respective NAVs. Other assets are valued primarily on the basis of market quotations, official closing prices, or information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized cost. If market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the Adviser's opinion, are deemed unreliable for a security, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. For example, if, in the Adviser's opinion, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, then that security will be fair valued in good faith by the Adviser in accordance with applicable fair value pricing policies. Fair value pricing will be used for high yield debt securities when available pricing information is determined to be stale or for other reasons not to accurately reflect fair value.

Arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Securities trading in overseas markets, if applicable, present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas markets but prior to the close of the U.S. market. Fair valuation of a fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of NAV by short-term traders.

Policies regarding excessive trading may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

Fair value pricing is based on subjective judgments and it is possible that the fair value of a security may differ materially from the value that would be realized if the security were sold.

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Information on Fidelity

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Ways to Invest

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity ® brokerage account, your transactions generally involve your Fidelity ® brokerage core (a settlement vehicle included as part of your Fidelity ® brokerage account).

If you do not currently have a Fidelity ® brokerage account or a Fidelity ® mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity ® brokerage account or a Fidelity ® mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-FIDELITY for the center nearest you).

You may also buy or sell shares through a retirement account (such as an IRA or an account funded through salary deduction) or an investment professional. Retirement specialists are available at 1-800-544-4774 to answer your questions about Fidelity ® retirement products. If you buy or sell shares through a retirement account or an investment professional, the procedures for buying, selling, and exchanging shares and the account features, policies, and fees may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

Information on Placing Orders

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as brokerage commissions or spreads paid to dealers who sell money market instruments), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Excessive Trading Policy

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account and each class of a multiple class fund is treated separately. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity ® funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity ® funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, the fund may in its discretion restrict, reject, or cancel any purchases or exchanges that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

Exceptions

The following transactions are exempt from the fund's excessive trading policy described above: (i) systematic withdrawal and/or contribution programs, (ii) mandatory retirement distributions, (iii) transactions initiated by a plan sponsor or sponsors of certain employee benefit plans or other related accounts, (iv) transactions within a qualified advisory program, and (v) transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund of funds, or other strategy funds.

A qualified advisory program is one that demonstrates to Fidelity that the program has investment strategies and trading policies designed to protect the interests of long-term investors and meets specific criteria outlined by Fidelity.

A qualified fund of funds is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the fund's excessive trading policies to shareholders at the fund of funds level, or demonstrates that the fund of funds has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the fund's Treasurer. Some qualified funds of funds may be exempt, as determined by the fund's Treasurer, from monitoring frequent trading based on the nature of the fund of funds.

Fidelity may choose not to monitor transactions below certain dollar value thresholds.

Omnibus Accounts

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers, and third-party administrators. Individual trades in omnibus accounts are often not disclosed to the fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by the fund and may increase costs to the fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the fund's excessive trading policy (described above), or their own excessive trading policy if approved by the Adviser. In these cases, the fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the fund's policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, the fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades. The fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to transactions that exceed thresholds established by the Board of Trustees. The fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. There is no assurance that the Adviser will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

Retirement Plans

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

Other Information about the Excessive Trading Policy

The fund's Treasurer is authorized to suspend the fund's policies during periods of severe market turbulence or national emergency. The fund reserves the right to modify its policies at any time without prior notice.

The fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described in "Valuing Shares," the fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders. There is no assurance that the fund's excessive trading policy will be effective, or will successfully detect or deter excessive or disruptive trading.

Buying Shares

Eligibility

Shares are generally available only to investors residing in the United States.

There is no minimum balance or purchase minimum for fund shares.

Price to Buy

The price to buy one share is its NAV. Shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

Certain financial institutions that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when shares are priced on the following business day. If payment is not received by that time, the order will be canceled and the financial institution could be held liable for resulting fees or losses.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form.

Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. If applicable, orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

See "Policies Concerning the Redemption of Fund Shares" below for additional redemption information.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When you wish to sell more than $100,000 worth of shares.
  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity® brokerage or mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity ® Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity® brokerage or mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Policies Concerning the Redemption of Fund Shares

If your account is held directly with a fund , the length of time that a fund typically expects to pay redemption proceeds depends on the method you have elected to receive such proceeds. A fund typically expects to make payment of redemption proceeds by wire, automated clearing house (ACH) or by issuing a check by the next business day following receipt of a redemption order in proper form. Proceeds from the periodic and automatic sale of shares of a Fidelity ® money market fund that are used to buy shares of another Fidelity ® fund are settled simultaneously.

If your account is held through an intermediary , the length of time that a fund typically expects to pay redemption proceeds depends, in part, on the terms of the agreement in place between the intermediary and a fund. For redemption proceeds that are paid either directly to you from a fund or to your intermediary for transmittal to you, a fund typically expects to make payments by wire, by ACH or by issuing a check on the next business day following receipt of a redemption order in proper form from the intermediary by a fund. Redemption orders that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three business days following receipt of a redemption order in proper form.

As noted elsewhere, payment of redemption proceeds may take longer than the time a fund typically expects and may take up to seven days from the date of receipt of the redemption order as permitted by applicable law.

Redemption Methods Available. Generally a fund expects to pay redemption proceeds in cash. To do so, a fund typically expects to satisfy redemption requests either by using available cash (or cash equivalents) or by selling portfolio securities. On a less regular basis, a fund may also satisfy redemption requests by utilizing one or more of the following sources, if permitted: borrowing from another Fidelity ® fund; drawing on an available line or lines of credit from a bank or banks; or using reverse repurchase agreements. These methods may be used during both normal and stressed market conditions.

In addition to paying redemption proceeds in cash, a fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption order in proper form by a fund.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity ® funds.

However, you should note the following policies and restrictions governing exchanges:

  The exchange limit may be modified for accounts held by certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your retirement plan materials for further information.
  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums. Check each fund's prospectus for details.

Features and Policies

Features

The following features may be available to buy and sell shares of the fund or to move money to and from your account, if you are investing through a Fidelity ® brokerage account or a Fidelity ® mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.
  You can use electronic funds transfer to:
  Make periodic (automatic) purchases of Fidelity® fund shares or payments to your Fidelity® brokerage account.
  Make periodic (automatic) redemptions of Fidelity® fund shares or withdrawals from your Fidelity® brokerage account.

Wire: electronic money movement through the Federal Reserve wire system To transfer money between a bank account and a Fidelity® brokerage account or Fidelity® mutual fund account.

Automatic Transactions: periodic (automatic) transactions

  To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity® brokerage account or Fidelity® mutual fund account.

  To make contributions from a Fidelity® mutual fund account to a Fidelity® mutual fund IRA.

  To sell shares of a Fidelity® money market fund and simultaneously to buy shares of another Fidelity® fund in a Fidelity® mutual fund account.

Policies

The following apply to you as a shareholder.

Statements that Fidelity sends to you, if applicable, include the following:

  Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund and certain transactions through automatic investment or withdrawal programs).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity ® funds, such as prospectuses, annual and semi-annual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. For certain types of accounts, we will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV, minus any applicable shareholder fees, calculated on the day Fidelity closes your fund position.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions.

The fund normally pays dividends and capital gain distributions per the tables below:

Fund Name	Dividends Paid
Energy Portfolio	April, December

Fund Name	Capital Gains Paid
Energy Portfolio	April, December

Distribution Options

When you open an account, specify how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option.

Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice, you will be assigned this option.

2. Income-Earned Option.

Any capital gain distributions will be automatically reinvested in additional shares. Any dividends will be paid in cash.

3. Cash Option.

Any dividends and capital gain distributions will be paid in cash.

4. Directed Dividends® Option.

Any dividends will be automatically invested in shares of another identically registered Fidelity ® fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity ® fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you (for non-retirement accounts).

Taxes on Distributions

Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.

For federal tax purposes, certain distributions, including dividends and distributions of short-term capital gains, are taxable to you as ordinary income, while certain distributions, including distributions of long-term capital gains, are taxable to you generally as capital gains. A percentage of certain distributions of dividends may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met).

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option.

Taxes on Transactions

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the price you receive when you sell them.

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

Adviser

FMR. The Adviser is the fund's manager. The address of the Adviser is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2024, the Adviser had approximately $4.7trillion in discretionary assets under management, and approximately $5.9 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

Sub-Adviser(s)

FMR Investment Management (UK) Limited (FMR UK) , at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2024, FMR UK had approximately $15.1billion in discretionary assets under management. FMR UK is an affiliate of the Adviser.

FMR UK may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) , at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2024, FMR H.K. had approximately $29.2 billion in discretionary assets under management. FMR H.K. is an affiliate of the Adviser.

FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Fidelity Management & Research (Japan) Limited (FMR Japan) , at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. As of March 31, 2024, FMR Japan had approximately $2.8 billion in discretionary assets under management. FMR Japan is an affiliate of the Adviser.

FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Portfolio Manager(s)

Kristen Dougherty is Co-Portfolio Manager of Energy Portfolio, which she has managed since 2024. She also manages other funds. Since joining Fidelity Investments in 2012, Ms. Dougherty has worked as a research analyst and portfolio manager.

Maurice FitzMaurice is Co-Portfolio Manager of Energy Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. FitzMaurice has worked as a research analyst and portfolio manager.

The Statement of Additional Information (SAI) provides additional information about the compensation of, any other accounts managed by, and any fund shares held by the portfolio manager(s).

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Advisory Fee(s)

Each class of the fund pays a management fee to the Adviser.

A different management fee rate may be applicable to each class of the fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The management fee is calculated and paid to the Adviser every month. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for the class of shares of the fund offered through this prospectus is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount listed below:

Fund	Retail Class
Energy Portfolio	0.70%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

The management fee, as a percentage of the class's average net assets, for the fiscal year ended February 28, 2025, for the fund is shown in the following table. Because a class's management fee rate may fluctuate, a class's management fee may be higher or lower in the future.

Fund/Class	Management Fee Rate
Energy Portfolio	0.64%

The Adviser pays FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's Form N-CSRS report for the fiscal period ended August 31, 2024.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

FDC distributes the fund's shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares.

These payments are described in more detail in this section and in the SAI.

Distribution and Service Plan(s)

The fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act with respect to its shares that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for shares of the fund.

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of the fund's assets on an ongoing basis, they would increase the cost of your investment and might cost you more than paying other types of sales charges.

From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity® funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity® funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to, or to buy shares of the fund from, any person to whom it is unlawful to make such offer.

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

  Energy Portfolio

Years ended February 28,	2025	2024 A	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$57.47	$54.94	$45.24	$29.25	$26.79
Income from Investment Operations
Net investment income (loss) B,C	1.16	1.12	1.46	.96	.99 D
Net realized and unrealized gain (loss)	.84	2.51	9.64	15.82	2.27
Total from investment operations	2.00	3.63	11.10	16.78	3.26
Distributions from net investment income	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Total distributions	(1.11)	(1.10)	(1.40)	(.79)	(.80)
Net asset value, end of period	$58.36	$57.47	$54.94	$45.24	$29.25
Total Return E	3.55%	6.66%	24.63%	58.37%	13.03%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.65%	.74%	.73%	.77%	.85%
Expenses net of fee waivers, if any	.65%	.73%	.73%	.77%	.85%
Expenses net of all reductions	.65%	.73%	.73%	.77%	.84%
Net investment income (loss)	1.90%	2.00%	2.75%	2.79%	4.50% D
Supplemental Data
Net assets, end of period (000 omitted)	$1,956,721	$2,131,562	$2,840,710	$2,407,641	$980,644
Portfolio turnover rate H	15%	17%	43%	56% I	31%

A For the year ended February 29.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 3.82%.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.

I The portfolio turnover rate does not include the assets acquired in the merger.

Additional Index Information

MSCI U.S. IMI Energy 25-50 Index is a modified market capitalization-weighted index of stocks designed to measure the performance of Energy companies in the MSCI U.S. Investable Market 2500 Index. The MSCI U.S. Investable Market 2500 Index is the aggregation of the MSCI U.S. Large Cap 300, Mid Cap 450, and Small Cap 1750 Indices.

S&P 500 ® Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.
For investors other than individuals:   When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN). You will be asked to provide information about the entity's control person and beneficial owners, and person(s) with authority over the account, including name, address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its Statement of Additional Information (SAI) and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports and Form N-CSR also include additional information. The fund's annual report includes a discussion of recent market conditions and the fund's investment strategies that affected performance. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, annual or semi-annual report, or the fund's financial statements or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number(s), 811-03114

Fidelity Distributors Company LLC (FDC) is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

1.910401.115	SELNR-PRO-0425

Fidelity® Select Portfolios®

Fund/Class	Ticker
Automotive Portfolio	FSAVX
Banking Portfolio	FSRBX
Biotechnology Portfolio	FBIOX
Brokerage and Investment Management Portfolio	FSLBX
Chemicals Portfolio	FSCHX
Communication Services Portfolio/Communication Services Portfolio	FBMPX
Construction and Housing Portfolio	FSHOX
Consumer Discretionary Portfolio	FSCPX
Consumer Staples Portfolio/Consumer Staples Portfolio	FDFAX
Defense and Aerospace Portfolio	FSDAX
Energy Portfolio	FSENX
Enterprise Technology Services Portfolio	FBSOX
Financials Portfolio	FIDSX
FinTech Portfolio	FSVLX
Gold Portfolio/Gold Portfolio	FSAGX
Health Care Portfolio	FSPHX
Health Care Services Portfolio	FSHCX
Industrials Portfolio	FCYIX
Insurance Portfolio	FSPCX
Leisure Portfolio	FDLSX
Materials Portfolio/Materials Portfolio	FSDPX
Medical Technology and Devices Portfolio	FSMEX
Pharmaceuticals Portfolio	FPHAX
Retailing Portfolio	FSRPX
Semiconductors Portfolio	FSELX
Software and IT Services Portfolio	FSCSX
Tech Hardware Portfolio	FDCPX
Technology Portfolio	FSPTX
Telecommunications Portfolio/Telecommunications Portfolio	FSTCX
Transportation Portfolio	FSRFX
Utilities Portfolio	FSUTX
Wireless Portfolio	FWRLX

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2025

This Statement of Additional Information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report(s) are supplied with this SAI.
To obtain a free additional copy of a prospectus or SAI, dated April 29, 2025, an annual report, a fund's financial statements, or a free copy of a fund's proxy voting record, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.
For more information on any Fidelity® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.
245 Summer Street, Boston, MA 02210

SEL-PTB-0425
1.474722.131

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.
The following are each fund's fundamental investment limitations set forth in their entirety.
Senior Securities
For each fund:
The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.
Borrowing
For each fund:
The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
Underwriting
For each fund:
The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.
Concentration
For Automotive Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the automotive industries.
For Banking Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in banking.
For Biotechnology Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the biotechnology industries.
For Brokerage and Investment Management Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the brokerage and investment management industries.
For Chemicals Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the chemicals industries.
For Communication Services Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the communication services industries.
For Construction and Housing Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the construction and housing industries.
For Consumer Discretionary Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer discretionary industries.
For Consumer Staples Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer staples industries.
For Defense and Aerospace Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the defense and aerospace industries.
For Energy Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the energy industries.
For Enterprise Technology Services Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the enterprise technology services industries.
For Financials Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the financial services industries.
For FinTech Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the fintech industry.
For Gold Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the gold industries.
For Health Care Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the health care industries.
For Health Care Services Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the health care services industries.
For Industrials Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the industrials industries.
For Insurance Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the insurance industries.
For Leisure Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the leisure industries.
For Materials Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the materials industries.
For Medical Technology and Devices Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the medical technology and devices industries.
For Pharmaceuticals Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the pharmaceuticals industries.
For Retailing Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the retailing industries.
For Semiconductors Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the semiconductors industries.
For Software and IT Services Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the software and information technology services industries.
For Tech Hardware Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the tech hardware industry.
For Technology Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the technology industries.
For Telecommunications Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the telecommunications industries.
For Transportation Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the transportation industries.
For Utilities Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the utilities industries.
For Wireless Portfolio:
The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the wireless industries.
For purposes of each fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.
For purposes of each fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.
For purposes of each fund's (other than Brokerage and Investment Management Portfolio and Financials Portfolio) concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.
For purposes of each of Brokerage and Investment Management Portfolio's and Financials Portfolio's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities. An issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.
Real Estate
For each fund:
The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).
Commodities
For each fund (other than Gold Portfolio):
The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
For Gold Portfolio:
The fund may not purchase any precious metals if, as a result, more than 50% of its total assets would be invested in precious metals.
The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
For purposes of Gold Portfolio's precious metals and commodities limitations discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.
Loans
For each fund:
The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
Pooled Funds
For each fund (other than Enterprise Technology Services Portfolio, Industrials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio):
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For Enterprise Technology Services Portfolio, Industrials Portfolio, and Medical Technology and Devices Portfolio:
The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.
Diversification
For each fund:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
Short Sales
For each fund:
The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
For each fund:
The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
Margin Purchases
For each fund:
The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
Borrowing
For each fund:
The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).
Illiquid Securities
For each fund:
The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.
Loans
For each fund:
The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)
Pooled Funds
For each fund (other than Enterprise Technology Services Portfolio, Industrials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, and Wireless Portfolio):
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For Enterprise Technology Services Portfolio, Industrials Portfolio, and Medical Technology and Devices Portfolio:
The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:
In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.
For a fund's policies and limitations on futures and options transactions, as applicable, see "Investment Policies and Limitations - Futures, Options, and Swaps."
Brokerage and Investment Management Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.
Financials Portfolio. The extent to which the fund may invest in a company that engages in securities-related activities is limited by federal securities laws.
Communication Services Portfolio. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.
On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.
Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity® funds and other advisory clients only) shares of Fidelity® Central funds. Generally, these securities offer less potential for gains than other types of securities.
Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity® fund's assets invested in the Central funds will be based upon the investment results of those funds.
Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. Similarly, the Subsidiary in which Gold Portfolio invests has also filed a notice claiming an exemption from the definition of CPO with respect to its operations. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion or exemption in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.
Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.
Companies "Principally Engaged" in a Designated Business Activity. For purposes of a Fidelity® fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities. For each of Brokerage and Investment Management Portfolio and Financials Portfolio, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for the fund.
Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.
Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.
Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund's registration statement, including political, social, and economic risks.
The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.
Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF's investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.
Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.
ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.
Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.
Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.
ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.
Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.
Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.
American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.
Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.
A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.
A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.
Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.
Funds of Funds and Other Large Shareholders. Certain Fidelity® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.
An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.
When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.
Funds' Rights as Investors. Fidelity® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.
Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.
Each of Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.
The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.
The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.
Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant's other customers, potentially resulting in losses to the fund.
Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.
There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.
Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.
Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.
If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.
Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.
Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.
There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.
Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."
Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.
Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.
Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.
Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.
A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.
In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.
Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.
If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.
A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.
Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.
Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.
The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded OTC or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.
Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.
Under the supervision of the Board of Trustees, a Fidelity® fund's adviser classifies the liquidity of a fund's investments and monitors the extent of a fund's illiquid investments.
Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.
Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment's liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund's investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.
Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.
A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.
Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services' decisions to downgrade the long-term sovereign credit rating of the United States.
Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.
Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.
Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.
Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
Gold Portfolio may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed securities only when its adviser is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.
As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.
If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.
Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.
Investment in Wholly-Owned Subsidiary. Gold Portfolio may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).
Gold Portfolio wholly owns and controls the Subsidiary. Gold Portfolio and the Subsidiary are both managed by FMR. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in gold and other precious metals. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in the gold industry.
By investing in the Subsidiary, Gold Portfolio may gain exposure to gold and other precious metals within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.
Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.
Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund's loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund's loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund's daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.
Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.
A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.
Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.
In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).
When engaging in direct lending, if permitted by its investment policies, a fund's performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.
For a Fidelity® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity® funds or other vehicles that may engage in such activities directly.
Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as "covenant-lite" loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower's operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower's financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.
Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.
Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.
A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.
For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.
Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.
Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.
Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.
Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions.
SEC Rule 18f-4. In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the "rule"). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a "limited derivatives users" exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision"). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund's investments and cost of doing business, which could adversely affect investors.
Securities Lending. A Fidelity® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.
The Fidelity® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund's adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund's Trustees.
Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.
Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.
The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.
A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.
A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.
Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the "de-SPAC Transaction"). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.
Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.
Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the OTC market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.
Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded OTC, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.
Temporary Defensive Policies. Each of Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.
If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.
Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.
Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.
Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.
In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.
Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund's service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund's manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund's ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.
While a fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS
Emerging Markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.
Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include less social, political, and economic stability and greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes. Foreign exchanges and broker-dealers may be subject to less oversight and regulation by local authorities. Local governments may decide to seize or confiscate securities held by foreign investors, restrict an investor's ability to sell or redeem securities, suspend or limit an issuer's ability to make dividend or interest payments, and/or limit or entirely restrict repatriation of invested capital, profits, and dividends. Capital gains may be subject to local taxation, including on a retroactive basis. Issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency. Investors may experience difficulty in enforcing legal claims related to the securities and shareholder claims common in the United States may not exist in emerging markets. Additionally, local judges may favor the interests of the issuer over those of foreign investors. U.S. authorities may be unable to investigate, bring, or enforce actions against non-U.S. companies and non-U.S. persons. Bankruptcy judgments may only be permitted to be paid in the local currency. Infrequent financial reporting, substandard disclosure, and differences in financial reporting, audit and accounting requirements and standards may make it difficult to ascertain the financial health of an issuer. Moreover, limited public information regarding an issuer may result in greater difficulty in determining market valuations of the securities.
In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The enduring low growth in the global economy has weakened the global demand for emerging market exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. Developing countries may also face disproportionately large exposure to the negative effects of climate change, due to both geography and a lack of access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters as well as extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies. Given the particular vulnerability of emerging market countries to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on developing countries.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret or laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced consistently, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as the imposition of price controls or policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
The United States, other nations, or other governmental entities (including supranational entities) could impose sanctions on a country that limits or restricts foreign investment, the movement of assets or other economic activity. In addition, an imposition of sanctions upon certain issuers in a country could have a materially adverse effect on the value of such companies' securities, delay a fund's ability to exercise certain rights as security holder, and/or impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of impacted company stocks.
Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristics exhibited by developed countries. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, governmental corruption, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.
Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves, which has resulted in some governments restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.
Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs that cause large budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate within emerging market countries, which has resulted in internal pressure for such governments to not make payments to foreign creditors, but instead to use these funds for social programs. As a result of either an inability to pay or submission to political pressure, the governments have sought to restructure their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted (in part or full) on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing but also their ability to borrow in the future. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. Recently, the U.S. Federal Reserve and other countries' central banks went through a period of interest rate increases in response to global inflation. Central banks' interest rate increases may have a disproportionately adverse effect on emerging market economies.
In addition to their continued reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any additional increases in U.S. interest rates may further restrict the access to credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain emerging market economies have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European debt crisis, a slowdown in China, the continued effects of a global pandemic, and persistent low growth in the global economy may inhibit growth for emerging market countries.
The COVID-19 pandemic has presented significant challenges to the economies of emerging markets, including, among others, rising inflation, food insecurity, subdued employment growth, and economic setback caused by supply chain disruption and the reduction in exports. Limited supplies of effective vaccination and medical resources have undermined the productive activities in emerging markets. The continually evolving variants of the COVID-19 virus have constantly challenged the existing containment strategy, causing significant human capital loss and social disturbances. The future direction of the pandemic is difficult to predict, and emerging markets are more likely to suffer more heavily from new developments in the virus due to their lack of sufficient access to medical resources.
These economic setbacks have been exacerbated by the ongoing conflict in Ukraine stemming from Russia's invasion into the country in early 2022, which is causing higher global inflation and the significant rise in energy and food prices. These problems may worsen if the war escalates or spreads into neighboring countries or other regions.
Canada. Canada is generally politically stable; its banking system is relatively robust and its financial market relatively transparent. Meanwhile, Canada is sensitive to commodity price changes. It is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, events affecting the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.
The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The economic and financial integration of the United States, Canada, and Mexico through the United States-Mexico-Canada Agreement (USMCA) may make the Canadian economy and securities market more sensitive to North American trade patterns. Any disruption in the continued operation of USMCA may have a significant and adverse impact on Canada's economic outlook and the value of a fund's investments in Canada.
Growth has continued to slow in recent years for certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Forecasts on growth remain modest. Oil prices have fluctuated greatly over time and the enduring volatility in the strength of the Canadian dollar may also negatively impact Canada's ability to export, which could limit Canada's economic growth. The global pandemic and the conflict in Ukraine continue to negatively impact the world economy including the Canadian market.
PORTFOLIO TRANSACTIONS
Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.
To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from the Adviser's policies, may apply to that fund, subject to applicable law.
The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.
A fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.
Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.
Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.
The Trustees of each fund periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.
The Selection of Securities Brokers and Dealers
The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute a fund's portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.
In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.
The Acquisition of Brokerage and Research Products and Services
Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.
Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser's or its affiliates' own research activities in providing investment advice to the funds.
Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).
Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as "hard dollars").
Benefit to the Adviser. The Adviser's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser's or its affiliates' funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively "unbundles" commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as "soft dollars") to a CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator's proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.
The Adviser's Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for a fund or the Adviser's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds' commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund's commissions.
Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser's and/or its affiliates' determination to pay for research products and services separately is wholly voluntary on the Adviser's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.
Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as "MiFID II", as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.
Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser's and its affiliates' policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.
FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.
Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.
If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year's research charges for those funds or rebated to those funds.
Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.
Commission Recapture
From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.
Affiliated Transactions
The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading, LLC (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.
In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.
The Trustees of each fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.
Non-U.S. Securities Transactions
To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.
Trade Allocation
Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity® funds, investment decisions for each fund are made independently from those of other Fidelity® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.
When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.
Commissions Paid
A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.
For each of Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Enterprise Technology Services Portfolio, Financials Portfolio, FinTech Portfolio, Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio, Leisure Portfolio, Materials Portfolio, Medical Technology and Devices Portfolio, Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, Tech Hardware Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio, the following table shows the fund's portfolio turnover rate for the fiscal period(s) ended February 28, 2025 and February 29, 2024. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser's investment outlook.
Turnover Rates	2025	2024
Automotive Portfolio	58%	60%
Banking Portfolio	31%	48%
Biotechnology Portfolio	38%	52%
Brokerage and Investment Management Portfolio	16%	36%
Chemicals Portfolio	6%	19%
Communication Services Portfolio	83%	45%
Construction and Housing Portfolio	36%	27%
Consumer Discretionary Portfolio	30%	33%
Consumer Staples Portfolio	45%	54%
Defense and Aerospace Portfolio	33%	16%
Energy Portfolio	15%	17%
Enterprise Technology Services Portfolio	63%	35%
Financials Portfolio	35%	66%
FinTech Portfolio	44%	43%
Gold Portfolio	17%	46%
Health Care Portfolio	40%	46%
Health Care Services Portfolio	56%	32%
Industrials Portfolio	32%	115%
Insurance Portfolio	55%	80%
Leisure Portfolio	43%	39%
Materials Portfolio	65%	51%
Medical Technology and Devices Portfolio	31%	42%
Pharmaceuticals Portfolio	51%	44%
Retailing Portfolio	39%	49%
Semiconductors Portfolio	59%	32%
Software and IT Services Portfolio	14%	31%
Tech Hardware Portfolio	70%	39%
Technology Portfolio	44%	29%
Telecommunications Portfolio	40%	26%
Transportation Portfolio	22%	33%
Utilities Portfolio	69%	83%
Wireless Portfolio	49%	22%

During the fiscal year ended February 28, 2025, the following fund(s) held securities issued by one or more of its regular brokers or dealers or a parent company of its regular brokers or dealers. The following table shows the aggregate value of the securities of the regular broker or dealer or parent company held by a fund as of the fiscal year ended February 28, 2025.
Fund	Regular Broker or Dealer	Aggregate Value of Securities Held
Banking Portfolio	Bank of America Corp.	$33,624,234
	Citigroup, Inc.	$30,428,970
Financials Portfolio	Bank of America Corp.	$55,813,270
	Citigroup, Inc.	$43,013,100
	Morgan Stanley	$26,874,909

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.
Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Automotive Portfolio	2025	$29,447	0.04%
	2024	$39,694	0.04%
	2023	$49,184	0.04%
Banking Portfolio	2025	$89,593	0.02%
	2024	$147,982	0.04%
	2023	$138,299	0.03%
Biotechnology Portfolio	2025	$1,656,988	0.04%
	2024	$2,125,226	0.05%
	2023	$2,193,716	0.04%
Brokerage and Investment Management Portfolio	2025	$110,153	0.01%
	2024	$142,513	0.02%
	2023	$61,889	0.01%
Chemicals Portfolio	2025	$21,908	0.00%
	2024	$45,277	0.01%
	2023	$155,287	0.02%
Communication Services Portfolio	2025	$750,168	0.05%
	2024	$383,890	0.03%
	2023	$198,566	0.03%
Construction and Housing Portfolio	2025	$75,168	0.01%
	2024	$47,585	0.01%
	2023	$57,689	0.01%
Consumer Discretionary Portfolio	2025	$46,281	0.01%
	2024	$43,492	0.01%
	2023	$54,583	0.01%
Consumer Staples Portfolio	2025	$395,645	0.03%
	2024	$445,426	0.03%
	2023	$397,481	0.02%
Defense and Aerospace Portfolio	2025	$197,294	0.01%
	2024	$161,788	0.01%
	2023	$79,895	0.01%
Energy Portfolio	2025	$282,355	0.01%
	2024	$403,764	0.02%
	2023	$617,850	0.02%
Enterprise Technology Services Portfolio	2025	$486,907	0.03%
	2024	$338,449	0.02%
	2023	$456,226	0.02%
Financials Portfolio	2025	$189,395	0.02%
	2024	$197,755	0.04%
	2023	$179,999	0.03%
FinTech Portfolio	2025	$16,520	0.02%
	2024	$19,997	0.02%
	2023	$11,776	0.01%
Gold Portfolio	2025	$603,054	0.04%
	2024	$2,076,656	0.14%
	2023	$1,746,721	0.12%
Health Care Portfolio	2025	$1,568,689	0.02%
	2024	$1,616,793	0.02%
	2023	$1,884,267	0.02%
Health Care Services Portfolio	2025	$258,934	0.02%
	2024	$178,229	0.01%
	2023	$318,581	0.02%
Industrials Portfolio	2025	$29,905	0.00%
	2024	$140,447	0.03%
	2023	$186,553	0.05%
Insurance Portfolio	2025	$190,808	0.02%
	2024	$140,603	0.03%
	2023	$66,268	0.02%
Leisure Portfolio	2025	$120,471	0.02%
	2024	$95,457	0.02%
	2023	$107,086	0.02%
Materials Portfolio	2025	$449,343	0.05%
	2024	$350,877	0.04%
	2023	$264,188	0.02%
Medical Technology and Devices Portfolio	2025	$840,231	0.02%
	2024	$1,214,941	0.02%
	2023	$1,466,108	0.02%
Pharmaceuticals Portfolio	2025	$501,474	0.03%
	2024	$255,280	0.03%
	2023	$242,593	0.03%
Retailing Portfolio	2025	$552,140	0.02%
	2024	$643,496	0.02%
	2023	$512,103	0.02%
Semiconductors Portfolio	2025	$2,274,429	0.01%
	2024	$1,011,840	0.01%
	2023	$909,399	0.01%
Software and IT Services Portfolio	2025	$639,099	0.01%
	2024	$1,205,001	0.01%
	2023	$156,992	0.00%
Tech Hardware Portfolio	2025	$463,228	0.05%
	2024	$149,610	0.02%
	2023	$191,146	0.03%
Technology Portfolio	2025	$1,290,155	0.01%
	2024	$896,850	0.01%
	2023	$1,004,889	0.01%
Telecommunications Portfolio	2025	$106,526	0.05%
	2024	$84,913	0.04%
	2023	$65,300	0.03%
Transportation Portfolio	2025	$94,953	0.02%
	2024	$129,917	0.02%
	2023	$106,148	0.02%
Utilities Portfolio	2025	$840,881	0.05%
	2024	$763,847	0.06%
	2023	$585,124	0.04%
Wireless Portfolio	2025	$120,852	0.04%
	2024	$59,884	0.02%
	2023	$46,122	0.01%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended February 28, 2025. Affiliated brokers are paid on a commission basis.
Fund(s)	Fiscal Year Ended	Broker	Affiliated With	C	ommissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Automotive Portfolio	2025	FCM(A)	FMR LLC		$1,776	6.03%	10.31%
	2025	Kezar Trading	FMR LLC		$57	0.19%	0.49%
	2024	FCM	FMR LLC		$2,175
	2024	Kezar Trading	FMR LLC		$62
	2023	FCM	FMR LLC		$2,113
	2023	Kezar Trading	FMR LLC		$1
Banking Portfolio	2025	FCM(A)	FMR LLC		$4,549	5.08%	10.29%
	2025	Kezar Trading	FMR LLC		$632	0.71%	1.67%
	2024	FCM	FMR LLC		$3,927
	2024	Kezar Trading	FMR LLC		$693
	2023	FCM	FMR LLC		$3,745
	2023	Kezar Trading	FMR LLC		$203
Biotechnology Portfolio	2025	FCM(A)	FMR LLC		$120,921	7.30%	14.87%
	2025	Kezar Trading(A)	FMR LLC		$19,442	1.17%	2.25%
	2024	FCM	FMR LLC		$119,185
	2024	Kezar Trading	FMR LLC		$20,909
	2023	FCM	FMR LLC		$153,871
	2023	Kezar Trading	FMR LLC		$27,138
Brokerage and Investment Management Portfolio	2025	FCM(A)	FMR LLC		$4,880	4.43%	7.33%
	2025	Kezar Trading	FMR LLC		$196	0.18%	0.39%
	2024	FCM	FMR LLC		$2,656
	2024	Kezar Trading	FMR LLC		$802
	2023	FCM	FMR LLC		$1,672
	2023	Kezar Trading	FMR LLC		$98
Chemicals Portfolio	2025	FCM(A)	FMR LLC		$1,414	6.45%	8.58%
	2025	Kezar Trading	FMR LLC		$52	0.24%	0.48%
	2024	FCM	FMR LLC		$1,022
	2024	Kezar Trading	FMR LLC		$863
	2023	FCM	FMR LLC		$6,229
	2023	Kezar Trading	FMR LLC		$2,007
Communication Services Portfolio	2025	FCM(A)	FMR LLC		$35,169	4.69%	11.98%
	2025	Kezar Trading	FMR LLC		$2,326	0.31%	0.58%
	2024	FCM	FMR LLC		$7,089
	2024	Kezar Trading	FMR LLC		$2,000
	2023	FCM	FMR LLC		$9,269
	2023	Kezar Trading	FMR LLC		$522
Construction and Housing Portfolio	2025	FCM(A)	FMR LLC		$2,810	3.74%	6.61%
	2025	Kezar Trading	FMR LLC		$106	0.14%	0.20%
	2024	FCM	FMR LLC		$1,286
	2024	Kezar Trading	FMR LLC		$208
	2023	FCM	FMR LLC		$2,060
	2023	Kezar Trading	FMR LLC		$84
Consumer Discretionary Portfolio	2025	FCM(A)	FMR LLC		$2,191	4.73%	9.68%
	2025	Kezar Trading	FMR LLC		$138	0.30%	0.96%
	2024	FCM	FMR LLC		$1,647
	2024	Kezar Trading	FMR LLC		$216
	2023	FCM	FMR LLC		$2,553
	2023	Kezar Trading	FMR LLC		$678
Consumer Staples Portfolio	2025	FCM(A)	FMR LLC		$14,598	3.69%	8.34%
	2025	Kezar Trading	FMR LLC		$1,825	0.46%	1.40%
	2024	FCM	FMR LLC		$10,659
	2024	Kezar Trading	FMR LLC		$4,079
	2023	FCM	FMR LLC		$18,851
	2023	Kezar Trading	FMR LLC		$4,247
Defense and Aerospace Portfolio	2025	FCM(A)	FMR LLC		$9,527	4.83%	9.99%
	2025	Kezar Trading	FMR LLC		$729	0.37%	1.45%
	2024	FCM	FMR LLC		$3,562
	2024	Kezar Trading	FMR LLC		$2,418
	2023	FCM	FMR LLC		$2,477
	2023	Kezar Trading	FMR LLC		$561
Energy Portfolio	2025	FCM(A)	FMR LLC		$11,864	4.20%	12.65%
	2025	Kezar Trading	FMR LLC		$973	0.34%	1.14%
	2024	FCM	FMR LLC		$17,242
	2024	Kezar Trading	FMR LLC		$2,324
	2023	FCM	FMR LLC		$29,644
	2023	Kezar Trading	FMR LLC		$3,818
Enterprise Technology Services Portfolio	2025	FCM(A)	FMR LLC		$21,943	4.51%	13.26%
	2025	Kezar Trading(A)	FMR LLC		$2,135	0.44%	2.11%
	2024	FCM	FMR LLC		$15,198
	2024	Kezar Trading	FMR LLC		$3,210
	2023	FCM	FMR LLC		$14,196
	2023	Kezar Trading	FMR LLC		$5,788
Financials Portfolio	2025	FCM(A)	FMR LLC		$6,786	3.58%	8.34%
	2025	Kezar Trading	FMR LLC		$1,112	0.59%	1.10%
	2024	FCM	FMR LLC		$5,379
	2024	Kezar Trading	FMR LLC		$1,170
	2023	FCM	FMR LLC		$4,433
	2023	Kezar Trading	FMR LLC		$599
FinTech Portfolio	2025	FCM(A)	FMR LLC		$405	2.45%	5.64%
	2025	Kezar Trading	FMR LLC		$31	0.19%	0.14%
	2024	FCM	FMR LLC		$520
	2024	Kezar Trading	FMR LLC		$311
	2023	FCM	FMR LLC		$188
	2023	Kezar Trading	FMR LLC		$2
Gold Portfolio	2025	FCM(A)	FMR LLC		$2,954	0.49%	2.09%
	2025	Kezar Trading	FMR LLC		$0	0.00%	0.00%
	2024	FCM	FMR LLC		$7,064
	2024	Kezar Trading	FMR LLC		$1,562
	2023	FCM	FMR LLC		$5,745
	2023	Kezar Trading	FMR LLC		$130
Health Care Portfolio	2025	FCM(A)	FMR LLC		$51,296	3.27%	13.47%
	2025	Kezar Trading(A)	FMR LLC		$10,265	0.65%	2.44%
	2024	FCM	FMR LLC		$42,212
	2024	Kezar Trading	FMR LLC		$15,080
	2023	FCM	FMR LLC		$54,571
	2023	Kezar Trading	FMR LLC		$17,225
Health Care Services Portfolio	2025	FCM(A)	FMR LLC		$13,352	5.16%	12.35%
	2025	Kezar Trading	FMR LLC		$2,353	0.91%	1.68%
	2024	FCM	FMR LLC		$6,115
	2024	Kezar Trading	FMR LLC		$1,372
	2023	FCM	FMR LLC		$12,207
	2023	Kezar Trading	FMR LLC		$5,062
Industrials Portfolio	2025	FCM(A)	FMR LLC		$2,010	6.72%	12.51%
	2025	Kezar Trading	FMR LLC		$243	0.81%	1.62%
	2024	FCM	FMR LLC		$7,719
	2024	Kezar Trading	FMR LLC		$2,925
	2023	FCM	FMR LLC		$7,000
	2023	Kezar Trading	FMR LLC		$1,326
Insurance Portfolio	2025	FCM(A)	FMR LLC		$3,694	1.94%	8.86%
	2025	Kezar Trading	FMR LLC		$759	0.40%	1.43%
	2024	FCM	FMR LLC		$2,212
	2024	Kezar Trading	FMR LLC		$139
	2023	FCM	FMR LLC		$2,041
	2023	Kezar Trading	FMR LLC		$240
Leisure Portfolio	2025	FCM(A)	FMR LLC		$4,587	3.81%	6.65%
	2025	Kezar Trading	FMR LLC		$284	0.24%	0.19%
	2024	FCM	FMR LLC		$2,919
	2024	Kezar Trading	FMR LLC		$149
	2023	FCM	FMR LLC		$4,777
	2023	Kezar Trading	FMR LLC		$993
Materials Portfolio	2025	FCM(A)	FMR LLC		$13,099	2.92%	9.14%
	2025	Kezar Trading	FMR LLC		$1,785	0.40%	1.22%
	2024	FCM	FMR LLC		$6,043
	2024	Kezar Trading	FMR LLC		$1,540
	2023	FCM	FMR LLC		$5,070
	2023	Kezar Trading	FMR LLC		$1,486
Medical Technology and Devices Portfolio	2025	FCM(A)	FMR LLC		$30,283	3.60%	13.14%
	2025	Kezar Trading	FMR LLC		$4,194	0.50%	1.71%
	2024	FCM	FMR LLC		$32,811
	2024	Kezar Trading	FMR LLC		$12,124
	2023	FCM	FMR LLC		$38,613
	2023	Kezar Trading	FMR LLC		$16,072
Pharmaceuticals Portfolio	2025	FCM(A)	FMR LLC		$19,096	3.81%	10.45%
	2025	Kezar Trading(A)	FMR LLC		$4,646	0.93%	2.24%
	2024	FCM	FMR LLC		$8,927
	2024	Kezar Trading	FMR LLC		$2,235
	2023	FCM	FMR LLC		$8,967
	2023	Kezar Trading	FMR LLC		$2,017
Retailing Portfolio	2025	FCM(A)	FMR LLC		$14,150	2.56%	8.64%
	2025	Kezar Trading	FMR LLC		$653	0.12%	1.08%
	2024	FCM	FMR LLC		$12,966
	2024	Kezar Trading	FMR LLC		$1,316
	2023	FCM	FMR LLC		$11,044
	2023	Kezar Trading	FMR LLC		$1,062
Semiconductors Portfolio	2025	FCM(A)	FMR LLC		$143,838	6.32%	14.99%
	2025	Kezar Trading	FMR LLC		$12,839	0.56%	1.50%
	2024	FCM	FMR LLC		$30,287
	2024	Kezar Trading	FMR LLC		$7,046
	2023	FCM	FMR LLC		$33,866
	2023	Kezar Trading	FMR LLC		$6,411
Software and IT Services Portfolio	2025	FCM(A)	FMR LLC		$8,540	1.34%	4.27%
	2025	Kezar Trading	FMR LLC		$334	0.05%	0.33%
	2024	FCM	FMR LLC		$16,515
	2024	Kezar Trading	FMR LLC		$1,646
	2023	FCM	FMR LLC		$3,389
	2023	Kezar Trading	FMR LLC		$314
Tech Hardware Portfolio	2025	FCM(A)	FMR LLC		$8,862	1.91%	11.67%
	2025	Kezar Trading	FMR LLC		$408	0.09%	0.62%
	2024	FCM	FMR LLC		$4,637
	2024	Kezar Trading	FMR LLC		$1,761
	2023	FCM	FMR LLC		$3,300
	2023	Kezar Trading	FMR LLC		$777
Technology Portfolio	2025	FCM(A)	FMR LLC		$58,393	4.53%	13.74%
	2025	Kezar Trading	FMR LLC		$3,852	0.30%	1.17%
	2024	FCM	FMR LLC		$23,362
	2024	Kezar Trading	FMR LLC		$5,021
	2023	FCM	FMR LLC		$31,600
	2023	Kezar Trading	FMR LLC		$4,536
Telecommunications Portfolio	2025	FCM(A)	FMR LLC		$18,466	17.33%	21.74%
	2025	Kezar Trading	FMR LLC		$1,237	1.16%	1.25%
	2024	FCM	FMR LLC		$6,460
	2024	Kezar Trading	FMR LLC		$396
	2023	FCM	FMR LLC		$2,086
	2023	Kezar Trading	FMR LLC		$66
Transportation Portfolio	2025	FCM(A)	FMR LLC		$6,304	6.64%	11.38%
	2025	Kezar Trading	FMR LLC		$314	0.33%	1.12%
	2024	FCM	FMR LLC		$4,471
	2024	Kezar Trading	FMR LLC		$184
	2023	FCM	FMR LLC		$3,737
	2023	Kezar Trading	FMR LLC		$322
Utilities Portfolio	2025	FCM(A)	FMR LLC		$21,510	2.56%	7.95%
	2025	Kezar Trading	FMR LLC		$2,244	0.27%	0.95%
	2024	FCM	FMR LLC		$8,674
	2024	Kezar Trading	FMR LLC		$3,124
	2023	FCM	FMR LLC		$13,469
	2023	Kezar Trading	FMR LLC		$4,478
Wireless Portfolio	2025	FCM(A)	FMR LLC		$5,566	4.61%	11.64%
	2025	Kezar Trading	FMR LLC		$503	0.42%	1.28%
	2024	FCM	FMR LLC		$1,449
	2024	Kezar Trading	FMR LLC		$0
	2023	FCM	FMR LLC		$1,996
	2023	Kezar Trading	FMR LLC		$257
(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended February 28, 2025.
Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Automotive Portfolio	2025	$22,241	$84,993,215
Banking Portfolio	2025	$66,203	$183,368,169
Biotechnology Portfolio	2025	$996,237	$2,460,038,105
Brokerage and Investment Management Portfolio	2025	$96,447	$575,445,510
Chemicals Portfolio	2025	$17,621	$125,830,668
Communication Services Portfolio	2025	$549,196	$1,734,193,605
Construction and Housing Portfolio	2025	$58,212	$411,313,791
Consumer Discretionary Portfolio	2025	$39,702	$252,429,073
Consumer Staples Portfolio	2025	$319,148	$1,008,053,818
Defense and Aerospace Portfolio	2025	$153,521	$731,549,882
Energy Portfolio	2025	$215,050	$525,048,747
Enterprise Technology Services Portfolio	2025	$408,689	$1,876,024,027
Financials Portfolio	2025	$154,915	$535,359,517
FinTech Portfolio	2025	$13,054	$74,952,211
Gold Portfolio	2025	$133,014	$178,783,125
Health Care Portfolio	2025	$1,133,881	$4,546,510,419
Health Care Services Portfolio	2025	$199,978	$1,163,245,652
Industrials Portfolio	2025	$24,916	$308,731,944
Insurance Portfolio	2025	$179,392	$802,538,898
Leisure Portfolio	2025	$87,785	$447,424,325
Materials Portfolio	2025	$242,411	$779,986,555
Medical Technology and Devices Portfolio	2025	$685,824	$3,076,959,979
Pharmaceuticals Portfolio	2025	$377,178	$1,039,144,975
Retailing Portfolio	2025	$483,217	$1,986,595,832
Semiconductors Portfolio	2025	$1,809,990	$15,164,070,011
Software and IT Services Portfolio	2025	$589,262	$3,813,763,637
Tech Hardware Portfolio	2025	$418,927	$1,029,195,823
Technology Portfolio	2025	$1,051,461	$8,960,243,946
Telecommunications Portfolio	2025	$51,215	$84,105,684
Transportation Portfolio	2025	$74,615	$256,123,079
Utilities Portfolio	2025	$675,815	$1,823,324,386
Wireless Portfolio	2025	$89,486	$218,623,677
The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended December 31, 2024.
Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Automotive Portfolio	December 31, 2024	$4,595
Banking Portfolio	December 31, 2024	$11,221
Biotechnology Portfolio	December 31, 2024	$173,486
Brokerage and Investment Management Portfolio	December 31, 2024	$14,791
Chemicals Portfolio	December 31, 2024	$2,912
Communication Services Portfolio	December 31, 2024	$78,577
Construction and Housing Portfolio	December 31, 2024	$9,893
Consumer Discretionary Portfolio	December 31, 2024	$7,479
Consumer Staples Portfolio	December 31, 2024	$47,428
Defense and Aerospace Portfolio	December 31, 2024	$35,383
Energy Portfolio	December 31, 2024	$36,306
Enterprise Technology Services Portfolio	December 31, 2024	$58,492
Financials Portfolio	December 31, 2024	$18,426
FinTech Portfolio	December 31, 2024	$2,800
Gold Portfolio	December 31, 2024	$28,907
Health Care Portfolio	December 31, 2024	$187,402
Health Care Services Portfolio	December 31, 2024	$37,054
Industrials Portfolio	December 31, 2024	$5,104
Insurance Portfolio	December 31, 2024	$23,142
Leisure Portfolio	December 31, 2024	$19,628
Materials Portfolio	December 31, 2024	$35,530
Medical Technology and Devices Portfolio	December 31, 2024	$126,655
Pharmaceuticals Portfolio	December 31, 2024	$66,945
Retailing Portfolio	December 31, 2024	$75,508
Semiconductors Portfolio	December 31, 2024	$249,237
Software and IT Services Portfolio	December 31, 2024	$155,166
Tech Hardware Portfolio	December 31, 2024	$87,738
Technology Portfolio	December 31, 2024	$161,339
Telecommunications Portfolio	December 31, 2024	$12,075
Transportation Portfolio	December 31, 2024	$14,680
Utilities Portfolio	December 31, 2024	$78,906
Wireless Portfolio	December 31, 2024	$13,898
VALUATION
The NAV is the value of a single share. For a non-multiple class fund, NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. For a multiple class fund, NAV is computed by adding a class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.
The Board of Trustees has designated each fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.
Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.
Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:
Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.
Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.
Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.
Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.
Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund's adviser through the Committee engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.
Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.
Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.
In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.
Each fund's adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION
A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.
Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.
A fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.
With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund's NAV. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.

DISTRIBUTIONS AND TAXES
Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account). Use of derivatives may increase taxable income and capital gains.
Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.
The following table shows a fund's aggregate capital loss carryforward as of February 28, 2025, which is available to offset future capital gains. A fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.
Fund	Capital Loss Carryforward (CLC)
Automotive Portfolio	$160,289
Biotechnology Portfolio	$241,084,197
Brokerage and Investment Management Portfolio	$31,019,671
Energy Portfolio	$822,959,428
FinTech Portfolio	$42,483,876
Gold Portfolio	$1,513,599,869
Telecommunications Portfolio	$17,629,290
Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.
Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.
Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, Gold Portfolio relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.
Investment in the Subsidiary (Gold Portfolio only). Gold Portfolio intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income," including net gains from transactions in commodities. Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.
Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 324 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Bettina Doulton (1964)
Year of Election or Appointment: 2020
Trustee
Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton owned and operated Phi Builders + Architects (through 2023).
Robert A. Lawrence (1952)
Year of Election or Appointment: 2020
Trustee
Chair of the Board of Trustees
Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Vijay C. Advani (1960)
Year of Election or Appointment: 2023
Trustee
Mr. Advani also serves as Trustee of other Fidelity® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).
Thomas P. Bostick (1956)
Year of Election or Appointment: 2021
Trustee
Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).
Donald F. Donahue (1950)
Year of Election or Appointment: 2018
Trustee
Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).
Vicki L. Fuller (1957)
Year of Election or Appointment: 2020
Trustee
Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee and Chair of the Compensation Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Equity Alliance (private equity, 2020-present) and as a member of the Board of Ariel Alternatives, LLC (private equity, 2020-present). Ms. Fuller previously served as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-2023). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York University's Stern School of Business (2022-present) and as a member of the Board of the Robert Wood Johnson Foundation (2023-present). Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and as a member of the Board, Audit Committee and Environmental, Health and Safety Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).
Patricia L. Kampling (1959)
Year of Election or Appointment: 2020
Trustee
Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).
Thomas A. Kennedy (1955)
Year of Election or Appointment: 2021
Trustee
Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).
Oscar Munoz (1959)
Year of Election or Appointment: 2021
Trustee
Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).
Karen B. Peetz (1955)
Year of Election or Appointment: 2024
Trustee
Ms. Peetz also serves as Trustee of other Fidelity® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).
David M. Thomas (1949)
Year of Election or Appointment: 2018
Trustee
Lead Independent Trustee
Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication). Mr. Thomas previously served as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023).
Susan Tomasky (1953)
Year of Election or Appointment: 2020
Trustee
Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).
Michael E. Wiley (1950)
Year of Election or Appointment: 2008
Trustee
Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Peter S. Lynch (1944)
Year of Election or Appointment: 2018
Member of the Advisory Board
Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2022
Deputy Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
Stephanie Caron (1969)
Year of Election or Appointment: 2024
Chief Financial Officer
Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).
William C. Coffey (1969)
Year of Election or Appointment: 2019
Assistant Secretary
Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present) and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).
Timothy M. Cohen (1969)
Year of Election or Appointment: 2018
Vice President
Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019) and Head of Global Equity Research (2016-2018).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Colm A. Hogan (1973)
Year of Election or Appointment: 2020
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Pamela R. Holding (1964)
Year of Election or Appointment: 2018
Vice President
Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).
Nicole Macarchuk (1968)
Year of Election or Appointment: 2024
Secretary and Chief Legal Officer (CLO)
Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).
Chris Maher (1972)
Year of Election or Appointment: 2020
Deputy Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Jason P. Pogorelec (1975)
Year of Election or Appointment: 2020
Chief Compliance Officer
Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Joyce Todisco (1983)
Year of Election or Appointment: 2024
Assistant Treasurer
Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).
Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.
The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.
The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.
The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations.
The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund's proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund's annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.
The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' independent auditors, and with the funds' CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds' service providers; (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board's consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers' internal control over financial reporting. The committee will also review periodically the funds' major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds' service providers' internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements.
The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.
The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.
The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function.
During the fiscal year ended February 28, 2025, each committee held the number of meetings shown in the table below:
COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6
Shareholder, Distribution, Brokerage, and Proxy Voting Committee	7
Audit Committee	4
Governance and Nominating Committee	9
Compliance Committee	5
Research Committee	8

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2024.
Interested Trustees
DOLLAR RANGE OF FUND SHARES	BETTINA DOULTON	ROBERT A LAWRENCE
Automotive Portfolio	none	none
Banking Portfolio	none	none
Biotechnology Portfolio	none	none
Brokerage and Investment Management Portfolio	none	none
Chemicals Portfolio	none	none
Communication Services Portfolio	none	none
Construction and Housing Portfolio	none	none
Consumer Discretionary Portfolio	none	none
Consumer Staples Portfolio	none	none
Defense and Aerospace Portfolio	none	none
Energy Portfolio	none	none
Enterprise Technology Services Portfolio	none	none
Financials Portfolio	none	none
FinTech Portfolio	none	none
Gold Portfolio	none	none
Health Care Portfolio	none	none
Health Care Services Portfolio	none	none
Industrials Portfolio	none	none
Insurance Portfolio	none	none
Leisure Portfolio	none	none
Materials Portfolio	none	none
Medical Technology and Devices Portfolio	none	none
Pharmaceuticals Portfolio	none	none
Retailing Portfolio	none	none
Semiconductors Portfolio	none	none
Software and IT Services Portfolio	none	none
Tech Hardware Portfolio	none	none
Technology Portfolio	none	none
Telecommunications Portfolio	none	none
Transportation Portfolio	none	none
Utilities Portfolio	none	none
Wireless Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

Independent Trustees
DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Automotive Portfolio	none	none	none	none
Banking Portfolio	none	none	none	none
Biotechnology Portfolio	none	$10,001 - $50,000	none	none
Brokerage and Investment Management Portfolio	none	none	none	none
Chemicals Portfolio	none	none	none	none
Communication Services Portfolio	none	none	none	none
Construction and Housing Portfolio	none	none	none	none
Consumer Discretionary Portfolio	none	none	none	none
Consumer Staples Portfolio	none	none	none	none
Defense and Aerospace Portfolio	none	none	none	none
Energy Portfolio	none	none	none	none
Enterprise Technology Services Portfolio	none	none	none	none
Financials Portfolio	none	none	none	none
FinTech Portfolio	none	$50,001 - $100,000	none	none
Gold Portfolio	none	none	none	none
Health Care Portfolio	none	none	over $100,000	$10,001 - $50,000
Health Care Services Portfolio	$50,001 - $100,000	none	none	none
Industrials Portfolio	none	none	none	none
Insurance Portfolio	none	none	none	none
Leisure Portfolio	none	none	none	none
Materials Portfolio	none	none	none	none
Medical Technology and Devices Portfolio	none	none	none	none
Pharmaceuticals Portfolio	none	none	none	none
Retailing Portfolio	none	none	none	none
Semiconductors Portfolio	none	over $100,000	none	none
Software and IT Services Portfolio	none	$1 - $10,000	none	none
Tech Hardware Portfolio	none	none	none	none
Technology Portfolio	none	over $100,000	over $100,000	none
Telecommunications Portfolio	none	none	none	none
Transportation Portfolio	none	none	none	none
Utilities Portfolio	none	none	none	none
Wireless Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Automotive Portfolio	none	none	none	none
Banking Portfolio	none	none	none	none
Biotechnology Portfolio	none	over $100,000	none	none
Brokerage and Investment Management Portfolio	none	none	none	none
Chemicals Portfolio	none	none	none	none
Communication Services Portfolio	none	none	none	none
Construction and Housing Portfolio	none	none	none	none
Consumer Discretionary Portfolio	none	none	none	none
Consumer Staples Portfolio	none	none	none	none
Defense and Aerospace Portfolio	$50,001 - $100,000	none	none	none
Energy Portfolio	none	none	none	none
Enterprise Technology Services Portfolio	none	none	none	none
Financials Portfolio	none	none	none	none
FinTech Portfolio	none	none	none	none
Gold Portfolio	none	none	none	none
Health Care Portfolio	none	none	none	none
Health Care Services Portfolio	none	none	none	none
Industrials Portfolio	none	none	none	none
Insurance Portfolio	none	none	none	none
Leisure Portfolio	none	none	none	none
Materials Portfolio	none	none	none	none
Medical Technology and Devices Portfolio	none	none	none	none
Pharmaceuticals Portfolio	none	none	none	none
Retailing Portfolio	none	none	none	none
Semiconductors Portfolio	none	none	none	none
Software and IT Services Portfolio	none	none	none	none
Tech Hardware Portfolio	none	none	none	none
Technology Portfolio	none	over $100,000	none	none
Telecommunications Portfolio	none	none	none	none
Transportation Portfolio	none	none	none	none
Utilities Portfolio	over $100,000	none	none	none
Wireless Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Automotive Portfolio	none	none	none
Banking Portfolio	none	none	none
Biotechnology Portfolio	none	none	none
Brokerage and Investment Management Portfolio	none	none	none
Chemicals Portfolio	none	none	none
Communication Services Portfolio	none	none	over $100,000
Construction and Housing Portfolio	none	none	none
Consumer Discretionary Portfolio	none	none	none
Consumer Staples Portfolio	none	none	none
Defense and Aerospace Portfolio	none	none	none
Energy Portfolio	none	none	none
Enterprise Technology Services Portfolio	none	none	none
Financials Portfolio	none	none	none
FinTech Portfolio	none	none	none
Gold Portfolio	none	none	none
Health Care Portfolio	none	none	none
Health Care Services Portfolio	none	none	none
Industrials Portfolio	none	none	none
Insurance Portfolio	none	none	over $100,000
Leisure Portfolio	none	none	none
Materials Portfolio	none	none	none
Medical Technology and Devices Portfolio	none	none	none
Pharmaceuticals Portfolio	none	none	none
Retailing Portfolio	none	none	none
Semiconductors Portfolio	none	none	none
Software and IT Services Portfolio	none	none	none
Tech Hardware Portfolio	none	none	none
Technology Portfolio	none	none	over $100,000
Telecommunications Portfolio	none	none	none
Transportation Portfolio	none	none	none
Utilities Portfolio	none	none	over $100,000
Wireless Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended February 28, 2025, or calendar year ended December 31, 2024, as applicable.
Compensation Table(A)
		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Automotive Portfolio	VIJAY ADVANI(B)	$19	$0
	THOMAS P BOSTICK	$19	$0
	DONALD F DONAHUE	$20	$0
	VICKI L FULLER	$19	$0
	PATRICIA L KAMPLING	$19	$0
	THOMAS A KENNEDY	$19	$0
	OSCAR MUNOZ	$19	$0
	KAREN PEETZ(C)	$19	$0
	DAVID M THOMAS	$22	$0
	SUSAN TOMASKY	$19	$0
	MICHAEL E WILEY	$20	$0
Banking Portfolio	VIJAY ADVANI(B)	$98	$0
	THOMAS P BOSTICK	$100	$0
	DONALD F DONAHUE	$108	$0
	VICKI L FULLER	$100	$0
	PATRICIA L KAMPLING	$100	$0
	THOMAS A KENNEDY	$100	$0
	OSCAR MUNOZ	$98	$0
	KAREN PEETZ(C)	$98	$0
	DAVID M THOMAS	$117	$0
	SUSAN TOMASKY	$100	$0
	MICHAEL E WILEY	$106	$0
Biotechnology Portfolio	VIJAY ADVANI(B)	$1,079	$925
	THOMAS P BOSTICK	$1,100	$426
	DONALD F DONAHUE	$1,183	$1,014
	VICKI L FULLER	$1,100	$444
	PATRICIA L KAMPLING	$1,100	$0
	THOMAS A KENNEDY	$1,100	$472
	OSCAR MUNOZ	$1,079	$769
	KAREN PEETZ(C)	$1,079	$925
	DAVID M THOMAS	$1,287	$0
	SUSAN TOMASKY	$1,100	$533
	MICHAEL E WILEY	$1,162	$0
Brokerage and Investment Management Portfolio	VIJAY ADVANI(B)	$225	$0
	THOMAS P BOSTICK	$229	$0
	DONALD F DONAHUE	$246	$0
	VICKI L FULLER	$229	$0
	PATRICIA L KAMPLING	$229	$0
	THOMAS A KENNEDY	$229	$0
	OSCAR MUNOZ	$225	$0
	KAREN PEETZ(C)	$225	$0
	DAVID M THOMAS	$268	$0
	SUSAN TOMASKY	$229	$0
	MICHAEL E WILEY	$242	$0
Chemicals Portfolio	VIJAY ADVANI(B)	$138	$0
	THOMAS P BOSTICK	$140	$0
	DONALD F DONAHUE	$151	$0
	VICKI L FULLER	$140	$0
	PATRICIA L KAMPLING	$140	$0
	THOMAS A KENNEDY	$140	$0
	OSCAR MUNOZ	$138	$0
	KAREN PEETZ(C)	$138	$0
	DAVID M THOMAS	$164	$0
	SUSAN TOMASKY	$140	$0
	MICHAEL E WILEY	$148	$0
Communication Services Portfolio	VIJAY ADVANI(B)	$370	$0
	THOMAS P BOSTICK	$377	$0
	DONALD F DONAHUE	$406	$0
	VICKI L FULLER	$377	$0
	PATRICIA L KAMPLING	$377	$0
	THOMAS A KENNEDY	$377	$0
	OSCAR MUNOZ	$370	$0
	KAREN PEETZ(C)	$370	$0
	DAVID M THOMAS	$441	$0
	SUSAN TOMASKY	$377	$0
	MICHAEL E WILEY	$398	$0
Construction and Housing Portfolio	VIJAY ADVANI(B)	$186	$0
	THOMAS P BOSTICK	$189	$0
	DONALD F DONAHUE	$204	$0
	VICKI L FULLER	$189	$0
	PATRICIA L KAMPLING	$189	$0
	THOMAS A KENNEDY	$189	$0
	OSCAR MUNOZ	$186	$0
	KAREN PEETZ(C)	$186	$0
	DAVID M THOMAS	$221	$0
	SUSAN TOMASKY	$189	$0
	MICHAEL E WILEY	$200	$0
Consumer Discretionary Portfolio	VIJAY ADVANI(B)	$118	$0
	THOMAS P BOSTICK	$120	$0
	DONALD F DONAHUE	$129	$0
	VICKI L FULLER	$120	$0
	PATRICIA L KAMPLING	$120	$0
	THOMAS A KENNEDY	$120	$0
	OSCAR MUNOZ	$118	$0
	KAREN PEETZ(C)	$118	$0
	DAVID M THOMAS	$141	$0
	SUSAN TOMASKY	$120	$0
	MICHAEL E WILEY	$127	$0
Consumer Staples Portfolio	VIJAY ADVANI(B)	$318	$0
	THOMAS P BOSTICK	$324	$0
	DONALD F DONAHUE	$349	$0
	VICKI L FULLER	$324	$0
	PATRICIA L KAMPLING	$324	$0
	THOMAS A KENNEDY	$324	$0
	OSCAR MUNOZ	$318	$0
	KAREN PEETZ(C)	$318	$0
	DAVID M THOMAS	$380	$0
	SUSAN TOMASKY	$324	$0
	MICHAEL E WILEY	$343	$0
Defense and Aerospace Portfolio	VIJAY ADVANI(B)	$385	$0
	THOMAS P BOSTICK	$393	$0
	DONALD F DONAHUE	$422	$0
	VICKI L FULLER	$393	$0
	PATRICIA L KAMPLING	$393	$0
	THOMAS A KENNEDY	$393	$0
	OSCAR MUNOZ	$385	$0
	KAREN PEETZ(C)	$385	$0
	DAVID M THOMAS	$459	$0
	SUSAN TOMASKY	$393	$0
	MICHAEL E WILEY	$415	$0
Energy Portfolio	VIJAY ADVANI(B)	$498	$0
	THOMAS P BOSTICK	$508	$0
	DONALD F DONAHUE	$546	$0
	VICKI L FULLER	$508	$0
	PATRICIA L KAMPLING	$508	$0
	THOMAS A KENNEDY	$508	$0
	OSCAR MUNOZ	$498	$0
	KAREN PEETZ(C)	$498	$0
	DAVID M THOMAS	$594	$0
	SUSAN TOMASKY	$508	$0
	MICHAEL E WILEY	$536	$0
Enterprise Technology Services Portfolio	VIJAY ADVANI(B)	$415	$0
	THOMAS P BOSTICK	$423	$0
	DONALD F DONAHUE	$455	$0
	VICKI L FULLER	$423	$0
	PATRICIA L KAMPLING	$423	$0
	THOMAS A KENNEDY	$423	$0
	OSCAR MUNOZ	$415	$0
	KAREN PEETZ(C)	$415	$0
	DAVID M THOMAS	$495	$0
	SUSAN TOMASKY	$423	$0
	MICHAEL E WILEY	$447	$0
Financials Portfolio	VIJAY ADVANI(B)	$181	$0
	THOMAS P BOSTICK	$184	$0
	DONALD F DONAHUE	$198	$0
	VICKI L FULLER	$184	$0
	PATRICIA L KAMPLING	$184	$0
	THOMAS A KENNEDY	$184	$0
	OSCAR MUNOZ	$181	$0
	KAREN PEETZ(C)	$181	$0
	DAVID M THOMAS	$216	$0
	SUSAN TOMASKY	$184	$0
	MICHAEL E WILEY	$195	$0
FinTech Portfolio	VIJAY ADVANI(B)	$24	$0
	THOMAS P BOSTICK	$25	$0
	DONALD F DONAHUE	$27	$0
	VICKI L FULLER	$25	$0
	PATRICIA L KAMPLING	$25	$0
	THOMAS A KENNEDY	$25	$0
	OSCAR MUNOZ	$24	$0
	KAREN PEETZ(C)	$24	$0
	DAVID M THOMAS	$29	$0
	SUSAN TOMASKY	$25	$0
	MICHAEL E WILEY	$26	$0
Gold Portfolio	VIJAY ADVANI(B)	$314	$0
	THOMAS P BOSTICK	$320	$0
	DONALD F DONAHUE	$344	$0
	VICKI L FULLER	$320	$0
	PATRICIA L KAMPLING	$320	$0
	THOMAS A KENNEDY	$320	$0
	OSCAR MUNOZ	$314	$0
	KAREN PEETZ(C)	$314	$0
	DAVID M THOMAS	$374	$0
	SUSAN TOMASKY	$320	$0
	MICHAEL E WILEY	$338	$0
Health Care Portfolio	VIJAY ADVANI(B)	$1,727	$0
	THOMAS P BOSTICK	$1,760	$0
	DONALD F DONAHUE	$1,893	$0
	VICKI L FULLER	$1,760	$0
	PATRICIA L KAMPLING	$1,760	$0
	THOMAS A KENNEDY	$1,760	$0
	OSCAR MUNOZ	$1,727	$0
	KAREN PEETZ(C)	$1,727	$0
	DAVID M THOMAS	$2,059	$0
	SUSAN TOMASKY	$1,760	$0
	MICHAEL E WILEY	$1,859	$0
Health Care Services Portfolio	VIJAY ADVANI(B)	$310	$0
	THOMAS P BOSTICK	$316	$0
	DONALD F DONAHUE	$340	$0
	VICKI L FULLER	$316	$0
	PATRICIA L KAMPLING	$316	$0
	THOMAS A KENNEDY	$316	$0
	OSCAR MUNOZ	$310	$0
	KAREN PEETZ(C)	$310	$0
	DAVID M THOMAS	$370	$0
	SUSAN TOMASKY	$316	$0
	MICHAEL E WILEY	$334	$0
Industrials Portfolio	VIJAY ADVANI(B)	$138	$0
	THOMAS P BOSTICK	$141	$0
	DONALD F DONAHUE	$152	$0
	VICKI L FULLER	$141	$0
	PATRICIA L KAMPLING	$141	$0
	THOMAS A KENNEDY	$141	$0
	OSCAR MUNOZ	$138	$0
	KAREN PEETZ(C)	$138	$0
	DAVID M THOMAS	$165	$0
	SUSAN TOMASKY	$141	$0
	MICHAEL E WILEY	$149	$0
Insurance Portfolio	VIJAY ADVANI(B)	$178	$0
	THOMAS P BOSTICK	$182	$0
	DONALD F DONAHUE	$195	$0
	VICKI L FULLER	$182	$0
	PATRICIA L KAMPLING	$182	$0
	THOMAS A KENNEDY	$182	$0
	OSCAR MUNOZ	$178	$0
	KAREN PEETZ(C)	$178	$0
	DAVID M THOMAS	$213	$0
	SUSAN TOMASKY	$182	$0
	MICHAEL E WILEY	$192	$0
Leisure Portfolio	VIJAY ADVANI(B)	$152	$0
	THOMAS P BOSTICK	$155	$0
	DONALD F DONAHUE	$166	$0
	VICKI L FULLER	$155	$0
	PATRICIA L KAMPLING	$155	$0
	THOMAS A KENNEDY	$155	$0
	OSCAR MUNOZ	$152	$0
	KAREN PEETZ(C)	$152	$0
	DAVID M THOMAS	$181	$0
	SUSAN TOMASKY	$155	$0
	MICHAEL E WILEY	$163	$0
Materials Portfolio	VIJAY ADVANI(B)	$196	$0
	THOMAS P BOSTICK	$199	$0
	DONALD F DONAHUE	$215	$0
	VICKI L FULLER	$199	$0
	PATRICIA L KAMPLING	$199	$0
	THOMAS A KENNEDY	$199	$0
	OSCAR MUNOZ	$196	$0
	KAREN PEETZ(C)	$196	$0
	DAVID M THOMAS	$233	$0
	SUSAN TOMASKY	$199	$0
	MICHAEL E WILEY	$211	$0
Medical Technology and Devices Portfolio	VIJAY ADVANI(B)	$1,245	$0
	THOMAS P BOSTICK	$1,269	$0
	DONALD F DONAHUE	$1,365	$0
	VICKI L FULLER	$1,269	$0
	PATRICIA L KAMPLING	$1,269	$0
	THOMAS A KENNEDY	$1,269	$0
	OSCAR MUNOZ	$1,245	$0
	KAREN PEETZ(C)	$1,245	$0
	DAVID M THOMAS	$1,485	$0
	SUSAN TOMASKY	$1,269	$0
	MICHAEL E WILEY	$1,341	$0
Pharmaceuticals Portfolio	VIJAY ADVANI(B)	$338	$0
	THOMAS P BOSTICK	$345	$0
	DONALD F DONAHUE	$371	$0
	VICKI L FULLER	$345	$0
	PATRICIA L KAMPLING	$345	$0
	THOMAS A KENNEDY	$345	$0
	OSCAR MUNOZ	$338	$0
	KAREN PEETZ(C)	$338	$0
	DAVID M THOMAS	$403	$0
	SUSAN TOMASKY	$345	$0
	MICHAEL E WILEY	$364	$0
Retailing Portfolio	VIJAY ADVANI(B)	$685	$0
	THOMAS P BOSTICK	$698	$0
	DONALD F DONAHUE	$751	$0
	VICKI L FULLER	$698	$0
	PATRICIA L KAMPLING	$698	$0
	THOMAS A KENNEDY	$698	$0
	OSCAR MUNOZ	$685	$0
	KAREN PEETZ(C)	$685	$0
	DAVID M THOMAS	$817	$0
	SUSAN TOMASKY	$698	$0
	MICHAEL E WILEY	$738	$0
Semiconductors Portfolio	VIJAY ADVANI(B)	$4,344	$746
	THOMAS P BOSTICK	$4,428	$293
	DONALD F DONAHUE	$4,762	$818
	VICKI L FULLER	$4,428	$0
	PATRICIA L KAMPLING	$4,428	$0
	THOMAS A KENNEDY	$4,428	$380
	OSCAR MUNOZ	$4,344	$529
	KAREN PEETZ(C)	$4,344	$746
	DAVID M THOMAS	$5,180	$0
	SUSAN TOMASKY	$4,428	$366
	MICHAEL E WILEY	$4,678	$0
Software and IT Services Portfolio	VIJAY ADVANI(B)	$2,547	$0
	THOMAS P BOSTICK	$2,596	$0
	DONALD F DONAHUE	$2,792	$0
	VICKI L FULLER	$2,596	$0
	PATRICIA L KAMPLING	$2,596	$0
	THOMAS A KENNEDY	$2,596	$0
	OSCAR MUNOZ	$2,547	$0
	KAREN PEETZ(C)	$2,547	$0
	DAVID M THOMAS	$3,037	$0
	SUSAN TOMASKY	$2,596	$0
	MICHAEL E WILEY	$2,743	$0
Tech Hardware Portfolio	VIJAY ADVANI(B)	$226	$0
	THOMAS P BOSTICK	$231	$0
	DONALD F DONAHUE	$248	$0
	VICKI L FULLER	$231	$0
	PATRICIA L KAMPLING	$231	$0
	THOMAS A KENNEDY	$231	$0
	OSCAR MUNOZ	$226	$0
	KAREN PEETZ(C)	$226	$0
	DAVID M THOMAS	$270	$0
	SUSAN TOMASKY	$231	$0
	MICHAEL E WILEY	$244	$0
Technology Portfolio	VIJAY ADVANI(B)	$3,580	$0
	THOMAS P BOSTICK	$3,649	$0
	DONALD F DONAHUE	$3,924	$0
	VICKI L FULLER	$3,649	$0
	PATRICIA L KAMPLING	$3,649	$0
	THOMAS A KENNEDY	$3,649	$0
	OSCAR MUNOZ	$3,580	$0
	KAREN PEETZ(C)	$3,580	$0
	DAVID M THOMAS	$4,268	$0
	SUSAN TOMASKY	$3,649	$0
	MICHAEL E WILEY	$3,855	$0
Telecommunications Portfolio	VIJAY ADVANI(B)	$45	$0
	THOMAS P BOSTICK	$46	$0
	DONALD F DONAHUE	$49	$0
	VICKI L FULLER	$46	$0
	PATRICIA L KAMPLING	$46	$0
	THOMAS A KENNEDY	$46	$0
	OSCAR MUNOZ	$45	$0
	KAREN PEETZ(C)	$45	$0
	DAVID M THOMAS	$54	$0
	SUSAN TOMASKY	$46	$0
	MICHAEL E WILEY	$48	$0
Transportation Portfolio	VIJAY ADVANI(B)	$129	$0
	THOMAS P BOSTICK	$131	$0
	DONALD F DONAHUE	$141	$0
	VICKI L FULLER	$131	$0
	PATRICIA L KAMPLING	$131	$0
	THOMAS A KENNEDY	$131	$0
	OSCAR MUNOZ	$129	$0
	KAREN PEETZ(C)	$129	$0
	DAVID M THOMAS	$154	$0
	SUSAN TOMASKY	$131	$0
	MICHAEL E WILEY	$139	$0
Utilities Portfolio	VIJAY ADVANI(B)	$346	$0
	THOMAS P BOSTICK	$353	$0
	DONALD F DONAHUE	$380	$0
	VICKI L FULLER	$353	$0
	PATRICIA L KAMPLING	$353	$0
	THOMAS A KENNEDY	$353	$0
	OSCAR MUNOZ	$346	$0
	KAREN PEETZ(C)	$346	$0
	DAVID M THOMAS	$413	$0
	SUSAN TOMASKY	$353	$0
	MICHAEL E WILEY	$373	$0
Wireless Portfolio	VIJAY ADVANI(B)	$75	$0
	THOMAS P BOSTICK	$77	$0
	DONALD F DONAHUE	$83	$0
	VICKI L FULLER	$77	$0
	PATRICIA L KAMPLING	$77	$0
	THOMAS A KENNEDY	$77	$0
	OSCAR MUNOZ	$75	$0
	KAREN PEETZ(C)	$75	$0
	DAVID M THOMAS	$90	$0
	SUSAN TOMASKY	$77	$0
	MICHAEL E WILEY	$81	$0

(A) Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.
(B) Mr. Advani serves as a Trustee of Fidelity Select Portfolios effective August 1, 2023.
(C)  Ms. Peetz served as a Member of the Advisory Board of Fidelity Select Portfolios from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Select Portfolios effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX(A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$520,000	$312,568
THOMAS P BOSTICK	$530,000	$144,000
DONALD F DONAHUE	$570,000	$342,623
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$159,290
OSCAR MUNOZ	$520,000	$260,004
KAREN PEETZ	$520,000	$312,568
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A)  Reflects compensation received for the calendar year ended December 31, 2024, for 324 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of April 30, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.
As of February 28, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:
Fund or Class Name	Owner Name	City	State	Ownership %
Biotechnology Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.02%
Fidelity Advisor® Communication Services Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	10.90%
Fidelity Advisor® Communication Services Fund - Class A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.82%
Fidelity Advisor® Communication Services Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	5.92%
Fidelity Advisor® Communication Services Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	35.25%
Fidelity Advisor® Communication Services Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	23.31%
Fidelity Advisor® Communication Services Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	13.59%
Fidelity Advisor® Communication Services Fund - Class C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	11.05%
Fidelity Advisor® Communication Services Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.91%
Fidelity Advisor® Communication Services Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	41.99%
Fidelity Advisor® Communication Services Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	19.12%
Fidelity Advisor® Communication Services Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	16.21%
Fidelity Advisor® Communication Services Fund - Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.60%
Fidelity Advisor® Communication Services Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.30%
Fidelity Advisor® Communication Services Fund - Class Z	SHEARER	BELLEVUE	WA	76.63%
Fidelity Advisor® Consumer Staples Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	17.00%
Fidelity Advisor® Consumer Staples Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	8.72%
Fidelity Advisor® Consumer Staples Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.88%
Fidelity Advisor® Consumer Staples Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	14.96%
Fidelity Advisor® Consumer Staples Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	12.22%
Fidelity Advisor® Consumer Staples Fund - Class C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	11.09%
Fidelity Advisor® Consumer Staples Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	7.28%
Fidelity Advisor® Consumer Staples Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	34.38%
Fidelity Advisor® Consumer Staples Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	12.71%
Fidelity Advisor® Consumer Staples Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	8.04%
Fidelity Advisor® Consumer Staples Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	7.50%
Fidelity Advisor® Consumer Staples Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	11.43%
Fidelity Advisor® Consumer Staples Fund - Class M	LPL FINANCIAL LLC	SAN DIEGO	CA	7.35%
Fidelity Advisor® Consumer Staples Fund - Class M	RBC WEALTH MANAGEMENT	MINNEAPOLIS	MN	5.92%
Fidelity Advisor® Consumer Staples Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	9.28%
Fidelity Advisor® Consumer Staples Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	8.29%
Fidelity Advisor® Consumer Staples Fund - Class Z	LPL FINANCIAL LLC	SAN DIEGO	CA	5.54%
Fidelity Advisor® Consumer Staples Fund - Class Z	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.08%
Defense and Aerospace Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.36%
FinTech Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.93%
Fidelity Advisor® Gold Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	11.95%
Fidelity Advisor® Gold Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.44%
Fidelity Advisor® Gold Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.00%
Fidelity Advisor® Gold Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	26.69%
Fidelity Advisor® Gold Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	12.93%
Fidelity Advisor® Gold Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	30.88%
Fidelity Advisor® Gold Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	24.04%
Fidelity Advisor® Gold Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.57%
Fidelity Advisor® Gold Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.82%
Fidelity Advisor® Gold Fund - Class Z	EMPOWER ANNUITY INSURANCE COMPANY	GREENWOOD VILLAGE	CO	8.70%
Fidelity Advisor® Gold Fund - Class Z	NATURAL GAS DAA NORTHWEST	SMITHFIELD	RI	5.98%
Fidelity Advisor® Gold Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	5.10%
Health Care Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.22%
Leisure Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.11%
Fidelity Advisor® Materials Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.59%
Fidelity Advisor® Materials Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	9.53%
Fidelity Advisor® Materials Fund - Class A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.74%
Fidelity Advisor® Materials Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	6.22%
Fidelity Advisor® Materials Fund - Class A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	5.38%
Fidelity Advisor® Materials Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	24.37%
Fidelity Advisor® Materials Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	16.68%
Fidelity Advisor® Materials Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	10.47%
Fidelity Advisor® Materials Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	17.09%
Fidelity Advisor® Materials Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	9.94%
Fidelity Advisor® Materials Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	9.69%
Fidelity Advisor® Materials Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	9.13%
Fidelity Advisor® Materials Fund - Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.33%
Fidelity Advisor® Materials Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.80%
Fidelity Advisor® Materials Fund - Class M	SAMMONS FINANCIAL NETWORK LLC	WEST DES MOINES	IA	15.75%
Fidelity Advisor® Materials Fund - Class M	VOYA RETIREMENT INSURANCE AND ANNUITY	WINDSOR	CT	14.63%
Fidelity Advisor® Materials Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	5.48%
Fidelity Advisor® Materials Fund - Class M	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.28%
Fidelity Advisor® Materials Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	10.95%
Medical Technology and Devices Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.05%
Software and IT Services Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.32%
Fidelity Advisor® Telecommunications Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.42%
Fidelity Advisor® Telecommunications Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	5.38%
Fidelity Advisor® Telecommunications Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	12.54%
Fidelity Advisor® Telecommunications Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	10.74%
Fidelity Advisor® Telecommunications Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	9.70%
Fidelity Advisor® Telecommunications Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.58%
Fidelity Advisor® Telecommunications Fund - Class C	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	5.22%
Fidelity Advisor® Telecommunications Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	25.22%
Fidelity Advisor® Telecommunications Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	20.29%
Fidelity Advisor® Telecommunications Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	11.20%
Fidelity Advisor® Telecommunications Fund - Class I	RBC WEALTH MANAGEMENT	MINNEAPOLIS	MN	6.06%
Fidelity Advisor® Telecommunications Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.38%
Fidelity Advisor® Telecommunications Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	5.31%
Fidelity Advisor® Telecommunications Fund - Class M	SAMMONS FINANCIAL NETWORK LLC	WEST DES MOINES	IA	50.07%
Fidelity Advisor® Telecommunications Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	12.64%
Fidelity Advisor® Telecommunications Fund - Class Z	HYUNDAI 401K PLAN	CHINO HILLS	CA	7.66%
Fidelity Advisor® Telecommunications Fund - Class Z	LUCAS	BARRINGTON	RI	6.71%
Fidelity Advisor® Telecommunications Fund - Class Z	HARTOGH	STOCKTON	IL	6.38%
Fidelity Advisor® Telecommunications Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	5.72%
Utilities Portfolio	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.16%

CONTROL OF INVESTMENT ADVISERS
FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.
At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.
FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.
MANAGEMENT CONTRACTS
Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. FMR also manages the Subsidiary.
Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of each fund or FMR performing services relating to research, statistical and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.
Gold Portfolio may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary does not pay FMR a fee.
Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
Management Fees.
For the services of FMR under each fund's management contract, each class of each fund pays FMR a monthly management fee.
For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.
For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:
MANDATE RATE SCHEDULE
Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%
For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class's mandate rate multiplied by the discount percentage.
DISCOUNT PERCENTAGE SCHEDULE
Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%
The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class's mandate rate reduced by the class's discount rate or (2) the amount set forth in the following table:
Fund/Class	Maximum Management Fee Rate
Automotive Portfolio	0.72%
Banking Portfolio	0.69%
Biotechnology Portfolio	0.67%
Brokerage and Investment Management Portfolio	0.70%
Chemicals Portfolio	0.69%
Communication Services Portfolio/Communication Services Portfolio	0.71%
Construction and Housing Portfolio	0.70%
Consumer Discretionary Portfolio	0.68%
Consumer Staples Portfolio/Consumer Staples Portfolio	0.68%
Defense and Aerospace Portfolio	0.70%
Energy Portfolio	0.70%
Enterprise Technology Services Portfolio	0.69%
Financials Portfolio	0.69%
FinTech Portfolio	0.72%
Gold Portfolio/Gold Portfolio	0.72%
Health Care Portfolio	0.65%
Health Care Services Portfolio	0.69%
Industrials Portfolio	0.67%
Insurance Portfolio	0.72%
Leisure Portfolio	0.68%
Materials Portfolio/Materials Portfolio	0.70%
Medical Technology and Devices Portfolio	0.66%
Pharmaceuticals Portfolio	0.70%
Retailing Portfolio	0.68%
Semiconductors Portfolio	0.64%
Software and IT Services Portfolio	0.64%
Tech Hardware Portfolio	0.68%
Technology Portfolio	0.64%
Telecommunications Portfolio/Telecommunications Portfolio	0.72%
Transportation Portfolio	0.70%
Utilities Portfolio	0.69%
Wireless Portfolio	0.72%

One-twelfth of the management fee rate is applied to the class's average net assets for the month, giving a dollar amount which is the management fee for the class for that month.
A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.
The following table shows the amount of management fees paid by a fund for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 to its current manager and prior affiliated manager(s), if any.
Fund(s)	Fiscal Years Ended	Management Fees Paid to Investment Adviser
Automotive Portfolio(A)	2025	$526,950
	2024	$591,272
	2023	$606,539
Banking Portfolio(A)	2025	$2,953,659
	2024	$1,904,160
	2023	$2,593,092
Biotechnology Portfolio(A)	2025	$29,109,575
	2024	$24,041,597
	2023	$26,913,334
Brokerage and Investment Management Portfolio(A)	2025	$6,922,965
	2024	$3,795,510
	2023	$4,728,555
Chemicals Portfolio(A)	2025	$3,954,198
	2024	$3,292,782
	2023	$3,669,372
Communication Services Portfolio(A)	2025	$10,696,948
	2024	$5,768,410
	2023	$4,130,707
Construction and Housing Portfolio(A)	2025	$5,500,238
	2024	$3,049,537
	2023	$2,702,438
Consumer Discretionary Portfolio(A)	2025	$3,472,575
	2024	$2,463,985
	2023	$2,109,514
Consumer Staples Portfolio(A)	2025	$9,089,773
	2024	$8,231,604
	2023	$8,428,642
Defense and Aerospace Portfolio(A)	2025	$11,028,974
	2024	$7,883,820
	2023	$7,610,119
Energy Portfolio(A)	2025	$13,788,028
	2024	$12,454,601
	2023	$15,345,560
Enterprise Technology Services Portfolio(A)	2025	$11,518,961
	2024	$10,445,050
	2023	$12,019,813
Financials Portfolio(A)	2025	$5,534,294
	2024	$2,948,859
	2023	$3,524,239
FinTech Portfolio(A)	2025	$720,753
	2024	$549,731
	2023	$647,241
Gold Portfolio(A)	2025	$9,304,548
	2024	$7,558,985
	2023	$7,996,988
Health Care Portfolio(A)	2025	$46,019,874
	2024	$41,830,148
	2023	$44,295,591
Health Care Services Portfolio(A)	2025	$8,582,986
	2024	$8,353,834
	2023	$8,157,383
Industrials Portfolio(A)	2025	$4,137,460
	2024	$2,457,993
	2023	$1,875,889
Insurance Portfolio(A)	2025	$5,459,991
	2024	$2,195,936
	2023	$1,758,172
Leisure Portfolio(A)	2025	$4,465,003
	2024	$3,226,817
	2023	$2,896,810
Materials Portfolio(A)	2025	$5,696,726
	2024	$4,987,821
	2023	$5,632,622
Medical Technology and Devices Portfolio(A)	2025	$33,326,538
	2024	$33,090,750
	2023	$38,848,557
Pharmaceuticals Portfolio(A)	2025	$9,769,196
	2024	$4,456,814
	2023	$4,390,775
Retailing Portfolio(A)	2025	$18,910,134
	2024	$14,594,918
	2023	$15,701,471
Semiconductors Portfolio(A)	2025	$119,994,429
	2024	$55,970,032
	2023	$35,905,087
Software and IT Services Portfolio(A)	2025	$67,595,395
	2024	$54,781,767
	2023	$48,800,201
Tech Hardware Portfolio(A)	2025	$6,697,739
	2024	$4,325,310
	2023	$3,947,513
Technology Portfolio(A)	2025	$97,890,560
	2024	$58,939,686
	2023	$46,203,979
Telecommunications Portfolio(A)	2025	$1,342,929
	2024	$1,001,334
	2023	$1,259,693
Transportation Portfolio(A)	2025	$3,721,079
	2024	$2,992,120
	2023	$3,193,686
Utilities Portfolio(A)	2025	$10,324,211
	2024	$6,746,116
	2023	$7,367,347
Wireless Portfolio(A)	2025	$2,200,964
	2024	$1,611,636
	2023	$1,782,936
(A)Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. FMR or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee. Prior to March 1, 2024, the fund's management fee consisted of a group fee rate component plus an individual fund fee rate.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.
Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.
Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.
On behalf of each fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).
On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK.
Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).
FMR, and not the fund, pays the sub-advisers.
Maurice FitzMaurice is Portfolio Manager of Energy Portfolio and receives compensation for those services. Ryan Oldham is Co-Portfolio Manager of Gold Portfolio and receives compensation for those services. As of February 28, 2025, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.
Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of Mr. FitzMaurice's bonus that is linked to the investment performance of Energy Portfolio is based on the fund's pre-tax investment performance measured against the MSCI U.S. IM Energy 25-50 Index. The portion of Mr. Oldham's bonus that is linked to the investment performance of Gold Portfolio is based on the fund's pre-tax investment performance measured against the S&P® Global BMI Gold Capped 20-45 Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
The following persons are research analysts and are the Portfolio Managers of the Select fund(s) indicated. Research analysts who also manage sector funds, such as the Select funds, are referred to as sector fund managers.
Sector Fund Manager / Select Fund(s)
Amy Ge / Automotive Portfolio
Matthew Reed / Banking Portfolio; Financials Portfolio
Rajiv Kaul / Biotechnology Portfolio
Nadim Rabaia / Brokerage and Investment Management Portfolio
Emma Baumgartner / Chemicals Portfolio
Priyanshu Bakshi / Communication Services Portfolio
Jordan Michaels / Construction and Housing Portfolio; Consumer Discretionary Portfolio
Ben Shuleva / Consumer Staples Portfolio
Clayton Pfannenstiel / Defense and Aerospace Portfolio
Kristen Dougherty / Energy Portfolio
Elliot Mattingly / Enterprise Technology Services Portfolio
Ruth Nagle / FinTech Portfolio
Boris Shepov (Co-Portfolio Manager) / Gold Portfolio; Retailing Portfolio
Eddie Yoon / Health Care Portfolio; Medical Technology and Devices Portfolio
Harrison Kenner (Co-Portfolio Manager) / Health Care Services Portfolio
Justin Segalini (Co-Portfolio Manager) / Health Care Services Portfolio
David Wagner / Industrials Portfolio
Fahim Razzaque / Insurance Portfolio
Peter Belisle (Co-Portfolio Manager) / Leisure Portfolio
Kevin Francfort (Co-Portfolio Manager) / Leisure Portfolio; Software and IT Services Portfolio
Ashley Fernandes / Materials Portfolio
Karim Suwwan de Felipe / Pharmaceuticals Portfolio
Julia Pei (Co-Portfolio Manager) / Retailing Portfolio
Adam Benjamin / Semiconductors Portfolio; Technology Portfolio
Ali Khan (Co-Portfolio Manager) / Software and IT Services Portfolio; Transportation Portfolio
Aidan Brandt / Tech Hardware Portfolio
Nicole Abernethy / Telecommunications Portfolio; Wireless Portfolio
Matthew Moulis (Co-Portfolio Manager) / Transportation Portfolio
Pranay Kirpalani / Utilities Portfolio
Each sector fund manager receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2025, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.
Mr. Benjamin's (except for Semiconductors Portfolio), and Mr. Bakshi's base salaries are determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s), account(s), and lead account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund, account, or lead account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each sector fund manager's fund(s), account(s), and lead account(s) is weighted according to the sector fund manager's tenure on those fund(s), account(s), and lead account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of the sector fund manager's fund is based on the lead account's pre-tax investment performance measured against the index identified below for the fund.
Each sector fund manager's base salary (except for Mr. Benjamin on Technology Portfolio and Mr. Bakshi on Communication Services Portfolio) is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of each sector fund manager's bonus that is linked to the investment performance of the sector fund manager's fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund.
Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
The index for each Select fund listed above is:
Select Fund / Sector Fund Index
Automotive Portfolio / FactSet Automotive Index
Banking Portfolio / MSCI U.S. IMI Banks 5% Capped Index
Biotechnology Portfolio / MSCI U.S. IM Biotechnology 25-50 Index
Brokerage and Investment Management Portfolio / MSCI U.S. IM Capital Markets 5% Capped Index
Chemicals Portfolio / MSCI U.S. IM Chemicals 25-50 Index
Communication Services Portfolio / MSCI U.S. IM Communications Services 25-50 Index
Construction and Housing Portfolio / MSCI U.S. IM Construction & Housing 25-50 Index
Consumer Discretionary Portfolio / MSCI U.S. IM Consumer Discretionary 25-50 Index
Consumer Staples Portfolio / MSCI U.S. IM Consumer Staples 25-50 Index
Defense and Aerospace Portfolio / MSCI U.S. IM Aerospace & Defense 25-50 Index
Energy Portfolio / MSCI U.S. IM Energy 25-50 Index
Enterprise Technology Services Portfolio / MSCI U.S. IMI Enterprise Technology Services 25-50 Index
Financials Portfolio / MSCI U.S. IMI Financials 5% Capped Index
FinTech Portfolio / FactSet Financial Technologies Index
Gold Portfolio / S&P® Global BMI Gold Capped 20-45 Index
Health Care Portfolio / MSCI U.S. IM Health Care 25-50 Index
Health Care Services Portfolio / MSCI U.S. IM Health Care Providers & Services 25-50 Index
Industrials Portfolio / MSCI U.S. IM Industrials 25-50 Index
Insurance Portfolio / MSCI U.S. IM Insurance 25-50 Index
Leisure Portfolio / MSCI U.S. IM Consumer Services 25-50 Index
Materials Portfolio / MSCI U.S. IM Materials 25-50 Index
Medical Technology and Devices Portfolio / MSCI U.S. IMI Custom Health Care Technology and Equipment 25-50 Index
Pharmaceuticals Portfolio /MSCI North America IMI + ADR Custom Pharmaceuticals 25-50 Index
Retailing Portfolio / MSCI U.S. IMI Multi-Sector Retailing 25-50 Index
Semiconductors Portfolio / MSCI U.S. IM Semiconductors & Semiconductor Equipment 25-50 Index
Software and IT Services Portfolio / MSCI U.S. IM Software & Services 25-50 Index
Tech Hardware Portfolio / FactSet Technology Hardware Index
Technology Portfolio / MSCI U.S. IM Information Technology 25-50 Index
Telecommunications Portfolio / MSCI U.S. IM Telecommunication Services 25-50 Index (GICS Industry Group)
Transportation Portfolio / MSCI U.S. IM Transportation 25-50 Index
Utilities Portfolio / MSCI U.S. IM Utilities 25-50 Index
Wireless Portfolio / Fidelity® Wireless Index
A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with a sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.
Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by AMY GE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$68	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Automotive Portfolio ($68 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Automotive Portfolio beneficially owned by Ms. Ge was $10,001 - $50,000.
The following table provides information relating to other accounts managed by MATTHEW REED as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,639	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking Portfolio ($508 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Banking Portfolio beneficially owned by Mr. Reed was $100,001 - $500,000.
The following table provides information relating to other accounts managed by RAJIV KAUL as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,276	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Biotechnology Portfolio ($4,276 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Biotechnology Portfolio beneficially owned by Mr. Kaul was over $1,000,000.
The following table provides information relating to other accounts managed by NADIM RABAIA as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,478	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Brokerage and Investment Management Portfolio ($1,478 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Brokerage and Investment Management Portfolio beneficially owned by Mr. Rabaia was $10,001 - $50,000.
The following table provides information relating to other accounts managed by EMMA BAUMGARTNER as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$511	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($511 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Chemicals Portfolio beneficially owned by Ms. Baumgartner was $50,001 - $100,000.
The following table provides information relating to other accounts managed by PRIYANSHU BAKSHI as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$8,498	$4	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$391	none	none

* Includes Communication Services Portfolio ($1,890 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Communication Services Portfolio beneficially owned by Mr. Bakshi was $500,001 - $1,000,000.
The following table provides information relating to other accounts managed by JORDAN MICHAELS as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,882	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$41	none	none

* Includes Construction and Housing Portfolio ($783 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Construction and Housing Portfolio beneficially owned by Mr. Michaels was $100,001 - $500,000.
The following table provides information relating to other accounts managed by JORDAN MICHAELS as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,882	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$41	none	none

* Includes Consumer Discretionary Portfolio ($549 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by Mr. Michaels was $100,001 - $500,000.
The following table provides information relating to other accounts managed by BEN SHULEVA as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,150	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$236	none	none

* Includes Consumer Staples Portfolio ($1,268 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Consumer Staples Portfolio beneficially owned by Mr. Shuleva was $100,001 - $500,000.
The following table provides information relating to other accounts managed by CLAYTON PFANNENSTIEL as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,837	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Defense and Aerospace Portfolio ($1,837 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Defense and Aerospace Portfolio beneficially owned by Mr. Pfannenstiel was $100,001 - $500,000.
The following table provides information relating to other accounts managed by KRISTEN DOUGHERTY as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,519	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Portfolio ($1,958 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Energy Portfolio beneficially owned by Ms. Dougherty was none.
The following table provides information relating to other accounts managed by MAURICE FITZMAURICE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$12,459	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Energy Portfolio ($1,958 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Energy Portfolio beneficially owned by Mr. FitzMaurice was over $1,000,000.
The following table provides information relating to other accounts managed by ELLIOT MATTINGLY as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,807	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Enterprise Technology Services Portfolio ($1,807 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Enterprise Technology Services Portfolio beneficially owned by Mr. Mattingly was $100,001 - $500,000.
The following table provides information relating to other accounts managed by MATTHEW REED as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$2,639	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Financials Portfolio ($1,117 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Financials Portfolio beneficially owned by Mr. Reed was $500,001 - $1,000,000.
The following table provides information relating to other accounts managed by RUTH NAGLE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$123	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes FinTech Portfolio ($123 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of FinTech Portfolio beneficially owned by Ms. Nagle was $50,001 - $100,000.
The following table provides information relating to other accounts managed by RYAN OLDHAM as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$8,136	$2,487	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$948	none	none

* Includes Gold Portfolio ($1,573 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Oldham was none.
The following table provides information relating to other accounts managed by BORIS SHEPOV as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,594	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,573 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Shepov was none.
The following table provides information relating to other accounts managed by EDDIE YOON as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	6	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$22,538	$609	$23
Assets Managed with Performance-Based Advisory Fees (in millions)	$668	none	none

* Includes Health Care Portfolio ($6,737 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Health Care Portfolio beneficially owned by Mr. Yoon was over $1,000,000.
The following table provides information relating to other accounts managed by HARRISON KENNER as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,087	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Health Care Services Portfolio ($1,087 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Health Care Services Portfolio beneficially owned by Mr. Kenner was none.
The following table provides information relating to other accounts managed by JUSTIN SEGALINI as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,087	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Health Care Services Portfolio ($1,087 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Health Care Services Portfolio beneficially owned by Mr. Segalini was $100,001 - $500,000.
The following table provides information relating to other accounts managed by DAVID WAGNER as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,727	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrials Portfolio ($676 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Industrials Portfolio beneficially owned by Mr. Wagner was none.
The following table provides information relating to other accounts managed by FAHIM RAZZAQUE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$959	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Insurance Portfolio ($959 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Insurance Portfolio beneficially owned by Mr. Razzaque was $100,001 - $500,000.
The following table provides information relating to other accounts managed by PETER BELISLE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,690	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($722 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Leisure Portfolio beneficially owned by Mr. Belisle was none.
The following table provides information relating to other accounts managed by KEVIN FRANCFORT as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$11,000	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($722 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Leisure Portfolio beneficially owned by Mr. Francfort was $100,001 - $500,000.
The following table provides information relating to other accounts managed by ASHLEY FERNANDES as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$9,460	$2,089	$67
Assets Managed with Performance-Based Advisory Fees (in millions)	$219	none	none

* Includes Materials Portfolio ($757 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Fernandes was $50,001 - $100,000.
The following table provides information relating to other accounts managed by EDDIE YOON as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	6	3
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$22,538	$609	$23
Assets Managed with Performance-Based Advisory Fees (in millions)	$668	none	none

* Includes Medical Technology and Devices Portfolio ($4,997 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Medical Technology and Devices Portfolio beneficially owned by Mr. Yoon was $500,001 - $1,000,000.
The following table provides information relating to other accounts managed by KARIM SUWWAN DE FELIPE as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	5	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,911	$161	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Pharmaceuticals Portfolio ($1,319 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Pharmaceuticals Portfolio beneficially owned by Mr. Suwwan de Felipe was over $1,000,000.
The following table provides information relating to other accounts managed by JULIA PEI as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,531	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($3,004 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Retailing Portfolio beneficially owned by Ms. Pei was none.
The following table provides information relating to other accounts managed by BORIS SHEPOV as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,594	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($3,004 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Retailing Portfolio beneficially owned by Mr. Shepov was over $1,000,000.
The following table provides information relating to other accounts managed by ADAM BENJAMIN as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	7	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$47,792	$684	$393
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Semiconductors Portfolio ($19,259 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Semiconductors Portfolio beneficially owned by Mr. Benjamin was $100,001 - $500,000.
The following table provides information relating to other accounts managed by KEVIN FRANCFORT as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$11,000	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Software and IT Services Portfolio ($10,278 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Software and IT Services Portfolio beneficially owned by Mr. Francfort was $100,001 - $500,000.
The following table provides information relating to other accounts managed by ALI KHAN as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$11,052	$3	$19
Assets Managed with Performance-Based Advisory Fees (in millions)	$252	none	none

* Includes Software and IT Services Portfolio ($10,278 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Software and IT Services Portfolio beneficially owned by Mr. Khan was over $1,000,000.
The following table provides information relating to other accounts managed by AIDAN BRANDT as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,895	$3	$19
Assets Managed with Performance-Based Advisory Fees (in millions)	$252	none	none

* Includes Tech Hardware Portfolio ($1,050 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Tech Hardware Portfolio beneficially owned by Mr. Brandt was $50,001 - $100,000.
The following table provides information relating to other accounts managed by ADAM BENJAMIN as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	7	3
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$47,792	$684	$393
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Technology Portfolio ($16,077 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Technology Portfolio beneficially owned by Mr. Benjamin was $100,001 - $500,000.
The following table provides information relating to other accounts managed by NICOLE ABERNETHY as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,473	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,927	none	none

* Includes Telecommunications Portfolio ($220 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Telecommunications Portfolio beneficially owned by Ms. Abernethy was $100,001 - $500,000.
The following table provides information relating to other accounts managed by ALI KHAN as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	1	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$11,052	$3	$19
Assets Managed with Performance-Based Advisory Fees (in millions)	$252	none	none

* Includes Transportation Portfolio ($522 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Transportation Portfolio beneficially owned by Mr. Khan was none.
The following table provides information relating to other accounts managed by MATTHEW MOULIS as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,320	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$93	none	none

* Includes Transportation Portfolio ($522 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Transportation Portfolio beneficially owned by Mr. Moulis was $100,001 - $500,000.
The following table provides information relating to other accounts managed by PRANAY KIRPALANI as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	16	11	2
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$8,042	$1,982	$956
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,025	none	none

* Includes Utilities Portfolio ($1,978 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Utilities Portfolio beneficially owned by Mr. Kirpalani was $100,001 - $500,000.
The following table provides information relating to other accounts managed by NICOLE ABERNETHY as of February 28, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,473	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,927	none	none

* Includes Wireless Portfolio ($326 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.
As of February 28, 2025, the dollar range of shares of Wireless Portfolio beneficially owned by Ms. Abernethy was $10,001 - $50,000.
PROXY VOTING GUIDELINES
Fidelity Proxy Voting Guidelines
I. Introduction
These guidelines are intended to help Fidelity's customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers' and fund shareholders' long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. In this pursuit, Fidelity invests in the ordinary course of business and not with the intended effect of changing or influencing control of an issuer. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation, and where following a specific guideline enumerated in this policy in a particular situation could cause a result that conflicts with the principles and philosophy stated above, Fidelity may vote differently than that specific guideline.
In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds' investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company's approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.
Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.
II. Board of Directors and Corporate Governance
Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help promote accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders' rights. The following general guidelines are intended to reflect these proxy voting principles.
A. Election of Directors
Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.
Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:
1. The board is not composed of a majority of independent directors.
2. The board's audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.
3. The director is a public company CEO who sits on more than two unaffiliated public company boards.
4. The director, other than a CEO, sits on more than five unaffiliated public company boards.
5. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.
In addition, in determining whether to support director nominees, we consider factors that we believe are relevant to achieving effective governance practices, which may include the range of experience, perspectives, skills, and personal characteristics represented on the board.
While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent
1. Former CEOs.
2. Company founders.
3. Directors or director family members that were employed as senior executives by the company within the past five years.
Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.
In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:
1. The company made a commitment to modify a proposal or practice in a way that aligns with these guidelines and principles but failed to act on that commitment.
2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.
B. Contested Director Elections
On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds' assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:
1. Management's track record and strategic plan for enhancing shareholder value;
2. The long-term performance of the company compared to its industry peers; and
3. The qualifications of the shareholder's and management's nominees.
Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.
C. Cumulative Voting Rights
Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.
D. Classified Boards
A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board's adoption of a classified board structure and support declassification of existing boards.
E. Independent Chairperson
In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.
F. Majority Voting in Director Elections
In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company's board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.
G. Proxy Access
Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company's proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company's shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.
H. Indemnification of Directors and Officers
In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).
III. Compensation
Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.
A. Equity Compensation Plans
Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:
1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate ("burn rate") considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.
2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.
3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.
As to stock option plans, considerations include the following:
1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.
2. Re-pricing: An "out-of-the-money" (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.
Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:
1. Whether the proposal excludes senior management and directors;
2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;
3. The company's relative performance compared to other companies within the relevant industry or industries;
4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and
5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.
B. Employee Stock Purchase Plans
These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing "best practices" in that market) of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's stock.
IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote
Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:
- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;
- The alignment of executive compensation and company performance relative to peers; and
- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.
When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.
A. Compensation Committee
Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.
Fidelity will oppose the election of directors on the compensation committee if:
1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:
a)The alignment of executive compensation and company performance relative to peers; and
b)The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.
2. The company has not adequately addressed concerns raised by shareholders.
3. Within the last year, and without shareholder approval, a company's board of directors or compensation committee has either:
a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or
b) Adopted or extended a golden parachute.
B. Executive Severance Agreements
Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as "golden parachutes." Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
V. Natural and Human Capital Issues
As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a company if our research has demonstrated an issue is financially material to that company and the investing funds' investment objectives and strategies.
Fidelity generally considers management's recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:
•Address a topic that our research has identified as financially material;
•Provide disclosure of new or additional information to investors without being overly prescriptive;
•Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company's processes and governance of the topic in question; and
•Are realistic or practical for the company to comply with.
VI. Anti-Takeover Provisions and Shareholders Rights Plans
Fidelity generally will oppose a proposal to adopt an anti-takeover provision.
Anti-takeover provisions include:
- classified boards;
- "blank check" preferred stock (whose terms and conditions may be expressly determined by the company's board, for example, with differential voting rights);
- golden parachutes;
- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);
- poison pills;
- provisions restricting the right to call special meetings;
- provisions restricting the right of shareholders to set board size; and
- any other provision that eliminates or limits shareholder rights.
A. Shareholders Rights Plans ("poison pills")
Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.
Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:
1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;
2. Is integral to a business strategy that is expected to result in greater value for the shareholders;
3. Requires shareholder approval to be reinstated upon expiration or if amended;
4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and
5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities, where permissible.
Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.
B. Shareholder Ability to Call a Special Meeting
Fidelity generally will support shareholder proposals regarding shareholders' right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.
C. Shareholder Ability to Act by Written Consent
Fidelity generally will support proposals regarding shareholders' right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.
D. Supermajority Shareholder Vote Requirement
Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.
VII. Anti-Takeover Provisions and Director Elections
Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.
Fidelity will consider supporting the election of directors with respect to poison pills if:
- All of the poison pill's features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.
- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.
- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.
VIII. Capital Structure and Incorporation
These guidelines are designed to protect shareholders' value in the companies in which the Fidelity funds invest. To the extent a company's management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.
A. Increases in Common Stock
Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company's authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.
In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT's authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.
B. Multi-Class Share Structures
Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.
C. Incorporation or Reincorporation in another State or Country
Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.
IX. Shares of Fidelity Funds or other non-Fidelity Funds
When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as "echo voting"). Fidelity may not vote if "echo voting" is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund's Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.
X. Foreign Markets
Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.
In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.
XI. Securities on Loan
Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.
XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest
Voting of shares is conducted in a manner consistent with Fidelity's fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies' business relationships.
Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.
XIII. Conclusion
Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.
Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.
Glossary
  Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.
                    - For a large-capitalization company, burn rate higher than 1.5%.
                    - For a small-capitalization company, burn rate higher than 2.5%.
             - For a micro-capitalization company, burn rate higher than 3.5%.
  Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
  Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.
  Micro-capitalization company means a company with market capitalization under US $300 million.
  Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer's ownership and value in the event of a takeover.
  Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov. To request a free copy of a fund's proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES
For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.
Each fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.
A fund's distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered.
Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.
The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).
The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.
The Plans, as approved by the Trustees, allow shares of the funds and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.
The Plan adopted for each fund or class, as applicable, is described in the prospectus.
Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.
Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services.
Currently, the Board of Trustees has authorized such payments for shares of each fund.
Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.
In particular, the Trustees noted that each Plan does not authorize payments by shares of a fund other than those made to FMR under its management contract with the fund.
To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.
Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.
FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.
A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Services" in this SAI for more information.
FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.
Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.
TRANSFER AND SERVICE AGENT SERVICES
For purposes of the following "Transfer and Service Agent Services" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of a non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of a multiple class fund offered through the prospectus to which this SAI relates.
Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210 (or an agent, including an affiliate), performs transfer agency services under the terms of each fund's management contract.
Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.
FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.
FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.
Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.
Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.
In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.
Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program, if applicable, under the terms of each fund's management contract.
Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on each fund's average daily net assets throughout the month. Pricing and bookkeeping fees paid by a fund to FSC for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 are shown in the following table.
Fund	2025	2024	2023
Automotive Portfolio	$0	$40,010	$41,943
Banking Portfolio	$0	$128,774	$176,905
Biotechnology Portfolio	$0	$933,981	$993,571
Brokerage and Investment Management Portfolio	$0	$232,428	$281,702
Chemicals Portfolio	$0	$207,152	$230,856
Communication Services Portfolio	$0	$325,691	$253,372
Construction and Housing Portfolio	$0	$198,097	$183,832
Consumer Discretionary Portfolio	$0	$166,639	$144,975
Consumer Staples Portfolio	$0	$433,862	$455,820
Defense and Aerospace Portfolio	$0	$418,832	$416,979
Energy Portfolio	$0	$626,899	$780,816
Enterprise Technology Services Portfolio	$0	$535,613	$627,246
Financials Portfolio	$0	$195,007	$223,748
FinTech Portfolio	$0	$37,175	$44,771
Gold Portfolio	$0	$619,209	$660,646
Health Care Portfolio	$0	$1,067,087	$1,128,857
Health Care Services Portfolio	$0	$439,702	$440,095
Industrials Portfolio	$0	$166,228	$129,010
Insurance Portfolio	$0	$148,631	$120,715
Leisure Portfolio	$0	$205,201	$194,142
Materials Portfolio	$0	$283,532	$323,931
Medical Technology and Devices Portfolio	$0	$979,567	$1,086,483
Pharmaceuticals Portfolio	$0	$262,875	$264,946
Retailing Portfolio	$0	$726,858	$797,545
Semiconductors Portfolio	$0	$1,217,810	$1,063,585
Software and IT Services Portfolio	$0	$1,206,716	$1,163,937
Tech Hardware Portfolio	$0	$256,276	$244,223
Technology Portfolio	$0	$1,232,327	$1,143,740
Telecommunications Portfolio	$0	$67,753	$86,966
Transportation Portfolio	$0	$193,557	$208,257
Utilities Portfolio	$0	$364,069	$403,573
Wireless Portfolio	$0	$108,986	$123,187

SECURITIES LENDING
During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for each fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund's custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended February 28, 2025, are shown in the following table:
Security Lending Activities	Fund(s)
	Automotive Portfolio	Banking Portfolio	Biotechnology Portfolio	Brokerage and Investment Management Portfolio
Gross income from securities lending activities	$514,323	$440,128	$17,899,616	$2,428,940
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$443,690	$431,438	$10,905,140	$2,394,125
Other fees not included in the revenue split (lending agent fees to NFS)	$6,700	$843	$667,739	$3,436
Aggregate fees/compensation for securities lending activities	$450,391	$432,281	$11,572,879	$2,397,562
Net income from securities lending activities	$63,932	$7,847	$6,326,737	$31,378

Security Lending Activities	Fund(s)
	Chemicals Portfolio	Communication Services Portfolio	Construction and Housing Portfolio	Consumer Discretionary Portfolio
Gross income from securities lending activities	$1,313,886	$1,355,896	$489,788	$406,201
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$1,292,816	$1,313,269	$482,348	$397,288
Other fees not included in the revenue split (lending agent fees to NFS)	$2,024	$3,965	$705	$869
Aggregate fees/compensation for securities lending activities	$1,294,839	$1,317,235	$483,053	$398,158
Net income from securities lending activities	$19,047	$38,661	$6,735	$8,043

Security Lending Activities	Fund(s)
	Consumer Staples Portfolio	Defense and Aerospace Portfolio	Energy Portfolio	Enterprise Technology Services Portfolio
Gross income from securities lending activities	$634,351	$729,154	$1,515,856	$7,100,242
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$618,426	$713,505	$1,425,863	$6,984,795
Other fees not included in the revenue split (lending agent fees to NFS)	$1,546	$1,477	$8,688	$10,946
Aggregate fees/compensation for securities lending activities	$619,972	$714,983	$1,434,550	$6,995,741
Net income from securities lending activities	$14,379	$14,171	$81,306	$104,501

Security Lending Activities	Fund(s)
	Financials Portfolio	FinTech Portfolio	Gold Portfolio	Health Care Portfolio
Gross income from securities lending activities	$1,105,452	$76,496	$2,609,348	$4,171,427
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$1,084,824	$74,871	$2,120,067	$3,678,856
Other fees not included in the revenue split (lending agent fees to NFS)	$2,001	$144	$45,917	$46,991
Aggregate fees/compensation for securities lending activities	$1,086,825	$75,014	$2,165,984	$3,725,846
Net income from securities lending activities	$18,627	$1,482	$443,364	$445,581

Security Lending Activities	Fund(s)
	Health Care Services Portfolio	Industrials Portfolio	Insurance Portfolio	Leisure Portfolio
Gross income from securities lending activities	$2,902,019	$454,593	$159,215	$814,423
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$2,796,414	$447,863	$152,968	$784,118
Other fees not included in the revenue split (lending agent fees to NFS)	$10,040	$642	$629	$2,902
Aggregate fees/compensation for securities lending activities	$2,806,454	$448,505	$153,597	$787,020
Net income from securities lending activities	$95,565	$6,088	$5,618	$27,403

Security Lending Activities	Fund(s)
	Materials Portfolio	Medical Technology and Devices Portfolio	Pharmaceuticals Portfolio	Retailing Portfolio
Gross income from securities lending activities	$1,127,700	$3,501,912	$1,217,771	$1,555,692
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$1,094,690	$3,436,759	$813,144	$1,512,593
Other fees not included in the revenue split (lending agent fees to NFS)	$3,178	$6,305	$38,766	$4,149
Aggregate fees/compensation for securities lending activities	$1,097,869	$3,443,063	$851,911	$1,516,743
Net income from securities lending activities	$29,831	$58,849	$365,860	$38,949

Security Lending Activities	Fund(s)
	Semiconductors Portfolio	Software and IT Services Portfolio	Tech Hardware Portfolio	Technology Portfolio
Gross income from securities lending activities	$20,535,480	$3,135,388	$410,198	$1,655,223
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$15,730,518	$3,087,631	$401,078	$1,553,916
Other fees not included in the revenue split (lending agent fees to NFS)	$463,167	$4,667	$877	$9,580
Aggregate fees/compensation for securities lending activities	$16,193,685	$3,092,298	$401,954	$1,563,496
Net income from securities lending activities	$4,341,795	$43,090	$8,244	$91,727

Security Lending Activities	Fund(s)
	Telecommunications Portfolio	Transportation Portfolio	Utilities Portfolio	Wireless Portfolio
Gross income from securities lending activities	$924,678	$406,013	$1,418,413	$571,962
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$908,914	$335,203	$1,388,782	$525,809
Other fees not included in the revenue split (lending agent fees to NFS)	$1,472	$6,738	$2,878	$4,397
Aggregate fees/compensation for securities lending activities	$910,386	$341,941	$1,391,659	$530,207
Net income from securities lending activities	$14,292	$64,072	$26,754	$41,755

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST
Trust Organization.
Automotive Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Banking Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Biotechnology Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Brokerage and Investment Management Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Chemicals Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Communication Services Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Construction and Housing Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Consumer Discretionary Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Consumer Staples Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Defense and Aerospace Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Energy Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Enterprise Technology Services Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Financials Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
FinTech Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Gold Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Health Care Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Health Care Services Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Industrials Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Insurance Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Leisure Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Materials Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Medical Technology and Devices Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Pharmaceuticals Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Retailing Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Semiconductors Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Software and IT Services Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Tech Hardware Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Technology Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Telecommunications Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Transportation Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Utilities Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
Wireless Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.
On October 23, 2021, FinTech Portfolio changed its name from Consumer Finance Portfolio to FinTech Portfolio. On November 13, 2021, Tech Hardware Portfolio changed its name from Computers Portfolio to Tech Hardware Portfolio. On April 28, 2023, Financials Portfolio changed its name from Financial Services Portfolio to Financials Portfolio.
On June 1, 2023, Enterprise Technology Services Portfolio changed its name from IT Services Portfolio to Enterprise Technology Services Portfolio.
The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.
Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.
The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.
The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.
Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.
Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.
The shares have no preemptive or, except for Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.
The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.
Custodian(s).
Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the funds.
The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.
The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.
From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.
FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
Independent Registered Public Accounting Firm.
PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION
Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.
Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).
Each fund will provide its top ten holdings (excluding cash and futures) on Fidelity's web site monthly, 15 days after month-end.
Each fund may disclose a list of full or partial holdings on www.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.
Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.
A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.
FMR's Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity® fund prior to such fund's public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.
Disclosure of non-public portfolio holdings information for a Fidelity® fund's portfolio may only be provided pursuant to the guidelines below.
The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.
Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.
At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).
FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.
There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights (each as consolidated, as the case may be) for the fiscal year ended February 28, 2025, and report of the independent registered public accounting firm, are included in each fund's Form N-CSR and are incorporated herein by reference.
Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so.
Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.
APPENDIX
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

Fidelity® Select Portfolios®

Fund/Class	Class A	Class M	Class C	Class I	Class Z
Communication Services Portfolio/Fidelity Advisor® Communication Services Fund	FGDMX	FGEMX	FGHMX	FGJMX	FGKMX
Consumer Staples Portfolio/Fidelity Advisor® Consumer Staples Fund	FDAGX	FDTGX	FDCGX	FDIGX	FIJCX
Gold Portfolio/Fidelity Advisor® Gold Fund	FGDAX	FGDTX	FGDCX	FGDIX	FIJDX
Materials Portfolio/Fidelity Advisor® Materials Fund	FMFAX	FMFTX	FMFCX	FMFEX	FIJFX
Telecommunications Portfolio/Fidelity Advisor® Telecommunications Fund	FTUAX	FTUTX	FTUCX	FTUIX	FIJGX

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2025

This Statement of Additional Information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report(s) are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 29, 2025, an annual report, a fund's financial statements, or a free copy of a fund's proxy voting record, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at institutional.fidelity.com.

For more information on any Fidelity ® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

FASF-PTB-0425

1.836264.120

INVESTMENT POLICIES AND LIMITATIONS
SPECIAL GEOGRAPHIC CONSIDERATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For Communication Services Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the communication services industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For Consumer Staples Portfolio

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the consumer staples industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For Gold Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the gold industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For Materials Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the materials industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For Telecommunications Portfolio:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the telecommunications industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For each fund (other than Gold Portfolio):

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Gold Portfolio:

The fund may not purchase any precious metals if, as a result, more than 50% of its total assets would be invested in precious metals.

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of Gold Portfolio's precious metals and commodities limitations discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of gold or other precious metals as investments in precious metals.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For each fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund:

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For each fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For a fund's policies and limitations on futures and options transactions, as applicable, see "Investment Policies and Limitations - Futures, Options, and Swaps."

Communication Services Portfolio. The extent to which the fund may invest in corporate broadcast licensees is limited by Federal Communications Commission regulations.

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity ® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity ® funds and other advisory clients only) shares of Fidelity ® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity ® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity ® fund's assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. Similarly, the Subsidiary in which Gold Portfolio invests has also filed a notice claiming an exemption from the definition of CPO with respect to its operations. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion or exemption in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity ® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of a Fidelity® fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund's registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF's investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds of Funds and Other Large Shareholders. Certain Fidelity ® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity ® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors. Fidelity ® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity ® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded OTC or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity ® fund's adviser classifies the liquidity of a fund's investments and monitors the extent of a fund's illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment's liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund's investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services' decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Gold Portfolio may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed securities only when its adviser is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity ® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity ® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity ® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity ® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Investment in Wholly-Owned Subsidiary . Gold Portfolio may invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary).

Gold Portfolio wholly owns and controls the Subsidiary. Gold Portfolio and the Subsidiary are both managed by FMR. Unlike the fund, the Subsidiary is not registered under the 1940 Act and therefore is not subject to the investor protections of the 1940 Act. The Subsidiary is expected to invest primarily in gold and other precious metals. As a result, the Subsidiary is subject to risks similar to those of the fund, including the risks of investing in the gold industry.

By investing in the Subsidiary, Gold Portfolio may gain exposure to gold and other precious metals within the limits of Subchapter M of the Internal Revenue Code. Subchapter M requires, among other things, that a fund derive at least 90% of gross income from dividends, interest, and gains from the sale of securities (typically referred to as "qualifying income"). Changes in U.S. or Cayman Islands laws could cause investments in the Subsidiary to fail to work as expected.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund's loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund's loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund's daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund's performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity ® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity ® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as "covenant-lite" loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower's operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower's financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity ® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity ® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity ® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4.   In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the "rule"). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a "limited derivatives users" exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision"). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund's investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity ® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity ® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

The Fidelity ® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund's adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund's Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies , including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the "de-SPAC Transaction"). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the OTC market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded OTC, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies. Each of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity ® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund's service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund's manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund's ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

SPECIAL GEOGRAPHIC CONSIDERATIONS

Emerging Markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world's major economies and may have the potential for rapid economic growth.

Investments in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include less social, political, and economic stability and greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes. Foreign exchanges and broker-dealers may be subject to less oversight and regulation by local authorities. Local governments may decide to seize or confiscate securities held by foreign investors, restrict an investor's ability to sell or redeem securities, suspend or limit an issuer's ability to make dividend or interest payments, and/or limit or entirely restrict repatriation of invested capital, profits, and dividends. Capital gains may be subject to local taxation, including on a retroactive basis. Issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency. Investors may experience difficulty in enforcing legal claims related to the securities and shareholder claims common in the United States may not exist in emerging markets. Additionally, local judges may favor the interests of the issuer over those of foreign investors. U.S. authorities may be unable to investigate, bring, or enforce actions against non-U.S. companies and non-U.S. persons. Bankruptcy judgments may only be permitted to be paid in the local currency. Infrequent financial reporting, substandard disclosure, and differences in financial reporting, audit and accounting requirements and standards may make it difficult to ascertain the financial health of an issuer. Moreover, limited public information regarding an issuer may result in greater difficulty in determining market valuations of the securities.

In addition, unlike developed countries, many emerging countries' economic growth highly depends on exports and inflows of external capital, making them more vulnerable to the downturns of the world economy. The enduring low growth in the global economy has weakened the global demand for emerging market exports and tightened international credit supplies, highlighting the sensitivity of emerging economies to the performance of their trading partners. Developing countries may also face disproportionately large exposure to the negative effects of climate change, due to both geography and a lack of access to technology to adapt to its effects, which could include increased frequency and severity of natural disasters as well as extreme weather events such as droughts, rising sea levels, decreased crop yields, and increased spread of disease, all of which could harm performance of affected economies. Given the particular vulnerability of emerging market countries to the effects of climate change, disruptions in international efforts to address climate-related issues may have a disproportionate impact on developing countries.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret or laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak, not enforced consistently, or non-existent. Sudden changes in governments or the transition of regimes may result in policies that are less favorable to investors such as the imposition of price controls or policies designed to expropriate or nationalize "sovereign" assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

The United States, other nations, or other governmental entities (including supranational entities) could impose sanctions on a country that limits or restricts foreign investment, the movement of assets or other economic activity. In addition, an imposition of sanctions upon certain issuers in a country could have a materially adverse effect on the value of such companies' securities, delay a fund's ability to exercise certain rights as security holder, and/or impair a fund's ability to meet its investment objectives. A fund may be prohibited from investing in securities issued by companies subject to such sanctions and may be required to freeze its existing investments in those companies, prohibiting the fund from selling or otherwise transacting in these investments. Such sanctions, or other intergovernmental actions that may be taken in the future, may result in the devaluation of the country's currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of impacted company stocks.

Many emerging market countries in which a fund may invest lack the social, political, and economic stability characteristics exhibited by developed countries. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, governmental corruption, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation (or taxes on foreign investments); and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves, which has resulted in some governments restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company's ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial relative to their actual market values.

Governments of many emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs that cause large budget deficits. Often, interest payments have become too overwhelming for these governments to meet, as these payments may represent a large percentage of a country's total GDP. Accordingly, these foreign obligations have become the subject of political debate within emerging market countries, which has resulted in internal pressure for such governments to not make payments to foreign creditors, but instead to use these funds for social programs. As a result of either an inability to pay or submission to political pressure, the governments have sought to restructure their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted (in part or full) on their outstanding debt obligations. These events have adversely affected the values of securities issued by the governments and corporations domiciled in these emerging market countries and have negatively affected not only their cost of borrowing but also their ability to borrow in the future. Emerging markets have also benefited from continued monetary policies adopted by the central banks of developed countries. Recently, the U.S. Federal Reserve and other countries' central banks went through a period of interest rate increases in response to global inflation. Central banks' interest rate increases may have a disproportionately adverse effect on emerging market economies.

In addition to their continued reliance on international capital markets, many emerging economies are also highly dependent on international trade and exports, including exports of oil and other commodities. As a result, these economies are particularly vulnerable to downturns of the world economy. In recent years, emerging market economies have been subject to tightened international credit supplies and weakened global demand for their exports and, as a result, certain of these economies faced significant difficulties and some economies face recessionary concerns. Over the last decade, emerging market countries, and companies domiciled in such countries, have acquired significant debt levels. Any additional increases in U.S. interest rates may further restrict the access to credit supplies and jeopardize the ability of emerging market countries to pay their respective debt service obligations. Although certain emerging market economies have shown signs of growth and recovery, continued growth is dependent on the uncertain economic outlook of China, Japan, the European Union, and the United States. The reduced demand for exports and lack of available capital for investment resulting from the European debt crisis, a slowdown in China, the continued effects of a global pandemic, and persistent low growth in the global economy may inhibit growth for emerging market countries.

The COVID-19 pandemic has presented significant challenges to the economies of emerging markets, including, among others, rising inflation, food insecurity, subdued employment growth, and economic setback caused by supply chain disruption and the reduction in exports. Limited supplies of effective vaccination and medical resources have undermined the productive activities in emerging markets. The continually evolving variants of the COVID-19 virus have constantly challenged the existing containment strategy, causing significant human capital loss and social disturbances. The future direction of the pandemic is difficult to predict, and emerging markets are more likely to suffer more heavily from new developments in the virus due to their lack of sufficient access to medical resources.

These economic setbacks have been exacerbated by the ongoing conflict in Ukraine stemming from Russia's invasion into the country in early 2022, which is causing higher global inflation and the significant rise in energy and food prices. These problems may worsen if the war escalates or spreads into neighboring countries or other regions.

Canada.  Canada is generally politically stable; its banking system is relatively robust and its financial market relatively transparent. Meanwhile, Canada is sensitive to commodity price changes. It is a major producer of commodities such as forest products, metals, agricultural products, and energy related products like oil, gas, and hydroelectricity. Accordingly, events affecting the supply and demand of base commodity resources and industrial and precious metals and materials, both domestically and internationally, can have a significant effect on Canadian market performance.

The United States is Canada's largest trading partner and developments in economic policy and U.S. market conditions have a significant impact on the Canadian economy. The economic and financial integration of the United States, Canada, and Mexico through the United States-Mexico-Canada Agreement (USMCA) may make the Canadian economy and securities market more sensitive to North American trade patterns. Any disruption in the continued operation of USMCA may have a significant and adverse impact on Canada's economic outlook and the value of a fund's investments in Canada.

Growth has continued to slow in recent years for certain sectors of the Canadian economy, particularly energy extraction and manufacturing. Forecasts on growth remain modest. Oil prices have fluctuated greatly over time and the enduring volatility in the strength of the Canadian dollar may also negatively impact Canada's ability to export, which could limit Canada's economic growth. The global pandemic and the conflict in Ukraine continue to negatively impact the world economy including the Canadian market.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from the Adviser's policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute a fund's portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.

In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as "hard dollars").

Benefit to the Adviser. The Adviser's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser's or its affiliates' funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively "unbundles" commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as "soft dollars") to a CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator's proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

The Adviser's Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for a fund or the Adviser's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds' commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund's commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser's and/or its affiliates' determination to pay for research products and services separately is wholly voluntary on the Adviser's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as "MiFID II", as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser's and its affiliates' policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year's research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading, LLC (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of each fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity ® funds, investment decisions for each fund are made independently from those of other Fidelity ® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For each of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio, the following table shows the fund's portfolio turnover rate for the fiscal period(s) ended February 28, 2025 and February 29, 2024. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser's investment outlook.

Turnover Rates	2025	2024
Communication Services Portfolio	83%	45%
Consumer Staples Portfolio	45%	54%
Gold Portfolio	17%	46%
Materials Portfolio	65%	51%
Telecommunications Portfolio	40%	26%

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Communication Services Portfolio	2025	$750,168	0.05%
	2024	$383,890	0.03%
	2023	$198,566	0.03%
Consumer Staples Portfolio	2025	$395,645	0.03%
	2024	$445,426	0.03%
	2023	$397,481	0.02%
Gold Portfolio	2025	$603,054	0.04%
	2024	$2,076,656	0.14%
	2023	$1,746,721	0.12%
Materials Portfolio	2025	$449,343	0.05%
	2024	$350,877	0.04%
	2023	$264,188	0.02%
Telecommunications Portfolio	2025	$106,526	0.05%
	2024	$84,913	0.04%
	2023	$65,300	0.03%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended February 28, 2025. Affiliated brokers are paid on a commission basis.

Fund(s)	Fiscal Year Ended	Broker	Affiliated With	C	ommissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Communication Services Portfolio	2025	FCM (A)	FMR LLC		$35,169	4.69%	11.98%
	2025	Kezar Trading	FMR LLC		$2,326	0.31%	0.58%
	2024	FCM	FMR LLC		$7,089
	2024	Kezar Trading	FMR LLC		$2,000
	2023	FCM	FMR LLC		$9,269
	2023	Kezar Trading	FMR LLC		$522
Consumer Staples Portfolio	2025	FCM (A)	FMR LLC		$14,598	3.69%	8.34%
	2025	Kezar Trading	FMR LLC		$1,825	0.46%	1.40%
	2024	FCM	FMR LLC		$10,659
	2024	Kezar Trading	FMR LLC		$4,079
	2023	FCM	FMR LLC		$18,851
	2023	Kezar Trading	FMR LLC		$4,247
Gold Portfolio	2025	FCM (A)	FMR LLC		$2,954	0.49%	2.09%
	2025	Kezar Trading	FMR LLC		$0	0.00%	0.00%
	2024	FCM	FMR LLC		$7,064
	2024	Kezar Trading	FMR LLC		$1,562
	2023	FCM	FMR LLC		$5,745
	2023	Kezar Trading	FMR LLC		$130
Materials Portfolio	2025	FCM (A)	FMR LLC		$13,099	2.92%	9.14%
	2025	Kezar Trading	FMR LLC		$1,785	0.40%	1.22%
	2024	FCM	FMR LLC		$6,043
	2024	Kezar Trading	FMR LLC		$1,540
	2023	FCM	FMR LLC		$5,070
	2023	Kezar Trading	FMR LLC		$1,486
Telecommunications Portfolio	2025	FCM (A)	FMR LLC		$18,466	17.33%	21.74%
	2025	Kezar Trading	FMR LLC		$1,237	1.16%	1.25%
	2024	FCM	FMR LLC		$6,460
	2024	Kezar Trading	FMR LLC		$396
	2023	FCM	FMR LLC		$2,086
	2023	Kezar Trading	FMR LLC		$66

(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended February 28, 2025.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Communication Services Portfolio	2025	$549,196	$1,734,193,605
Consumer Staples Portfolio	2025	$319,148	$1,008,053,818
Gold Portfolio	2025	$133,014	$178,783,125
Materials Portfolio	2025	$242,411	$779,986,555
Telecommunications Portfolio	2025	$51,215	$84,105,684

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended December 31, 2024.

Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Communication Services Portfolio	December 31, 2024	$78,577
Consumer Staples Portfolio	December 31, 2024	$47,428
Gold Portfolio	December 31, 2024	$28,907
Materials Portfolio	December 31, 2024	$35,530
Telecommunications Portfolio	December 31, 2024	$12,075

VALUATION

The NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has designated each fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund's adviser through the Committee engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Each fund's adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

A fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.

With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund's NAV. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for Class Z or Class I shares of the same fund.

Class M: Shares of Class M may be exchanged for Class A (on a load-waived basis), Class Z, or Class I shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class M, Class Z, or Class I shares of the same fund.

Class I: Shares of Class I may be exchanged for Class A, if you are no longer eligible for Class I, or Class Z shares of the same fund.

Class Z: Shares of Class Z may be exchanged for Class A or Class I shares of the same fund if you are no longer eligible for Class Z.

Each fund may terminate or modify its exchange privileges in the future.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account). Use of derivatives may increase taxable income and capital gains.

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of February 28, 2025, which is available to offset future capital gains. A fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Fund	Capital Loss Carryforward (CLC)
Gold Portfolio	$1,513,599,869
Telecommunications Portfolio	$17,629,290

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies. For purposes of these rules, Gold Portfolio relies on a ruling from the Internal Revenue Service that income from investment in the Subsidiary will constitute "qualifying income" under Subchapter M.

Investment in the Subsidiary (Gold Portfolio only). Gold Portfolio intends to invest a portion of its assets in the Subsidiary. The Subsidiary, a foreign corporation, is wholly-owned by the fund, and the fund will be considered a "U.S. Shareholder" for purposes of the controlled foreign corporation (CFC) provisions of the Internal Revenue Code. As such, the fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary's "subpart F income," including net gains from transactions in commodities. Subpart F income generally will be treated as ordinary income, regardless of the character of the Subsidiary's underlying income. In addition, any losses incurred by the Subsidiary can only offset income earned by the Subsidiary in the same year. Net losses earned by the Subsidiary will not be able to offset income earned by the fund and cannot be carried back or forward by the Subsidiary to offset income from prior or future years.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. Some of the information may not apply to certain shareholders, including tax-advantaged retirement plan shareholders. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 324 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton owned and operated Phi Builders + Architects (through 2023).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2023

Trustee

Mr. Advani also serves as Trustee of other Fidelity ® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee and Chair of the Compensation Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Equity Alliance (private equity, 2020-present) and as a member of the Board of Ariel Alternatives, LLC (private equity, 2020-present). Ms. Fuller previously served as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-2023). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York University's Stern School of Business (2022-present) and as a member of the Board of the Robert Wood Johnson Foundation (2023-present). Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and as a member of the Board, Audit Committee and Environmental, Health and Safety Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity ® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication). Mr. Thomas previously served as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present)and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).

Stephanie Caron (1969)

Year of Election or Appointment: 2024

Chief Financial Officer

Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present)and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present)and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019)and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund's proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund's annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' independent auditors, and with the funds' CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds' service providers; (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board's consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers' internal control over financial reporting. The committee will also review periodically the funds' major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds' service providers' internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function.

During the fiscal year ended February 28, 2025, each committee held the number of meetings shown in the table below:

COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6
Shareholder, Distribution, Brokerage, and Proxy Voting Committee	7
Audit Committee	4
Governance and Nominating Committee	9
Compliance Committee	5
Research Committee	8

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2024.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	BETTINA DOULTON	ROBERT A LAWRENCE
Communication Services Portfolio	none	none
Consumer Staples Portfolio	none	none
Gold Portfolio	none	none
Materials Portfolio	none	none
Telecommunications Portfolio	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Communication Services Portfolio	none	none	none	none
Consumer Staples Portfolio	none	none	none	none
Gold Portfolio	none	none	none	none
Materials Portfolio	none	none	none	none
Telecommunications Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Communication Services Portfolio	none	none	none	none
Consumer Staples Portfolio	none	none	none	none
Gold Portfolio	none	none	none	none
Materials Portfolio	none	none	none	none
Telecommunications Portfolio	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Communication Services Portfolio	none	none	over $100,000
Consumer Staples Portfolio	none	none	none
Gold Portfolio	none	none	none
Materials Portfolio	none	none	none
Telecommunications Portfolio	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended February 28, 2025, or calendar year ended December 31, 2024, as applicable.

Compensation Table (A)

		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Communication Services Portfolio	VIJAY ADVANI (B)	$370	$0
	THOMAS P BOSTICK	$377	$0
	DONALD F DONAHUE	$406	$0
	VICKI L FULLER	$377	$0
	PATRICIA L KAMPLING	$377	$0
	THOMAS A KENNEDY	$377	$0
	OSCAR MUNOZ	$370	$0
	KAREN PEETZ (C)	$370	$0
	DAVID M THOMAS	$441	$0
	SUSAN TOMASKY	$377	$0
	MICHAEL E WILEY	$398	$0
Consumer Staples Portfolio	VIJAY ADVANI (B)	$318	$0
	THOMAS P BOSTICK	$324	$0
	DONALD F DONAHUE	$349	$0
	VICKI L FULLER	$324	$0
	PATRICIA L KAMPLING	$324	$0
	THOMAS A KENNEDY	$324	$0
	OSCAR MUNOZ	$318	$0
	KAREN PEETZ (C)	$318	$0
	DAVID M THOMAS	$380	$0
	SUSAN TOMASKY	$324	$0
	MICHAEL E WILEY	$343	$0
Gold Portfolio	VIJAY ADVANI (B)	$314	$0
	THOMAS P BOSTICK	$320	$0
	DONALD F DONAHUE	$344	$0
	VICKI L FULLER	$320	$0
	PATRICIA L KAMPLING	$320	$0
	THOMAS A KENNEDY	$320	$0
	OSCAR MUNOZ	$314	$0
	KAREN PEETZ (C)	$314	$0
	DAVID M THOMAS	$374	$0
	SUSAN TOMASKY	$320	$0
	MICHAEL E WILEY	$338	$0
Materials Portfolio	VIJAY ADVANI (B)	$196	$0
	THOMAS P BOSTICK	$199	$0
	DONALD F DONAHUE	$215	$0
	VICKI L FULLER	$199	$0
	PATRICIA L KAMPLING	$199	$0
	THOMAS A KENNEDY	$199	$0
	OSCAR MUNOZ	$196	$0
	KAREN PEETZ (C)	$196	$0
	DAVID M THOMAS	$233	$0
	SUSAN TOMASKY	$199	$0
	MICHAEL E WILEY	$211	$0
Telecommunications Portfolio	VIJAY ADVANI (B)	$45	$0
	THOMAS P BOSTICK	$46	$0
	DONALD F DONAHUE	$49	$0
	VICKI L FULLER	$46	$0
	PATRICIA L KAMPLING	$46	$0
	THOMAS A KENNEDY	$46	$0
	OSCAR MUNOZ	$45	$0
	KAREN PEETZ (C)	$45	$0
	DAVID M THOMAS	$54	$0
	SUSAN TOMASKY	$46	$0
	MICHAEL E WILEY	$48	$0

(A) Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.
(B) Mr. Advani serves as a Trustee of Fidelity Select Portfolios effective August 1, 2023.

(C)  Ms. Peetz served as a Member of the Advisory Board of Fidelity Select Portfolios from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Select Portfolios effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX (A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$520,000	$312,568
THOMAS P BOSTICK	$530,000	$144,000
DONALD F DONAHUE	$570,000	$342,623
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$159,290
OSCAR MUNOZ	$520,000	$260,004
KAREN PEETZ	$520,000	$312,568
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A)   Reflects compensation received for the calendar year ended December 31, 2024, for 324 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of February 28, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.

As of February 28, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity Advisor® Communication Services Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	10.90%
Fidelity Advisor® Communication Services Fund - Class A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	6.82%
Fidelity Advisor® Communication Services Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	5.92%
Fidelity Advisor® Communication Services Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	35.25%
Fidelity Advisor® Communication Services Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	23.31%
Fidelity Advisor® Communication Services Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	13.59%
Fidelity Advisor® Communication Services Fund - Class C	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	11.05%
Fidelity Advisor® Communication Services Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.91%
Fidelity Advisor® Communication Services Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	41.99%
Fidelity Advisor® Communication Services Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	19.12%
Fidelity Advisor® Communication Services Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	16.21%
Fidelity Advisor® Communication Services Fund - Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.60%
Fidelity Advisor® Communication Services Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.30%
Fidelity Advisor® Communication Services Fund - Class Z	SHEARER	BELLEVUE	WA	76.63%
Fidelity Advisor® Consumer Staples Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	17.00%
Fidelity Advisor® Consumer Staples Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	8.72%
Fidelity Advisor® Consumer Staples Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	5.88%
Fidelity Advisor® Consumer Staples Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	14.96%
Fidelity Advisor® Consumer Staples Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	12.22%
Fidelity Advisor® Consumer Staples Fund - Class C	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	11.09%
Fidelity Advisor® Consumer Staples Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	7.28%
Fidelity Advisor® Consumer Staples Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	34.38%
Fidelity Advisor® Consumer Staples Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	12.71%
Fidelity Advisor® Consumer Staples Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	8.04%
Fidelity Advisor® Consumer Staples Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	7.50%
Fidelity Advisor® Consumer Staples Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	11.43%
Fidelity Advisor® Consumer Staples Fund - Class M	LPL FINANCIAL LLC	SAN DIEGO	CA	7.35%
Fidelity Advisor® Consumer Staples Fund - Class M	RBC WEALTH MANAGEMENT	MINNEAPOLIS	MN	5.92%
Fidelity Advisor® Consumer Staples Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	9.28%
Fidelity Advisor® Consumer Staples Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	8.29%
Fidelity Advisor® Consumer Staples Fund - Class Z	LPL FINANCIAL LLC	SAN DIEGO	CA	5.54%
Fidelity Advisor® Consumer Staples Fund - Class Z	EDWARD D JONES & CO	MARYLAND HEIGHTS	MO	5.08%
Fidelity Advisor® Gold Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	11.95%
Fidelity Advisor® Gold Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.44%
Fidelity Advisor® Gold Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	7.00%
Fidelity Advisor® Gold Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	26.69%
Fidelity Advisor® Gold Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	12.93%
Fidelity Advisor® Gold Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	30.88%
Fidelity Advisor® Gold Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	24.04%
Fidelity Advisor® Gold Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.57%
Fidelity Advisor® Gold Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.82%
Fidelity Advisor® Gold Fund - Class Z	EMPOWER ANNUITY INSURANCE COMPANY	GREENWOOD VILLAGE	CO	8.70%
Fidelity Advisor® Gold Fund - Class Z	NATURAL GAS DAA NORTHWEST	SMITHFIELD	RI	5.98%
Fidelity Advisor® Gold Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	5.10%
Fidelity Advisor® Materials Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.59%
Fidelity Advisor® Materials Fund - Class A	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	9.53%
Fidelity Advisor® Materials Fund - Class A	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	8.74%
Fidelity Advisor® Materials Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	6.22%
Fidelity Advisor® Materials Fund - Class A	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	5.38%
Fidelity Advisor® Materials Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	24.37%
Fidelity Advisor® Materials Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	16.68%
Fidelity Advisor® Materials Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	10.47%
Fidelity Advisor® Materials Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	17.09%
Fidelity Advisor® Materials Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	9.94%
Fidelity Advisor® Materials Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	9.69%
Fidelity Advisor® Materials Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	9.13%
Fidelity Advisor® Materials Fund - Class I	RAYMOND JAMES & ASSOCIATES INC	SAINT PETERSBURG	FL	6.33%
Fidelity Advisor® Materials Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.80%
Fidelity Advisor® Materials Fund - Class M	SAMMONS FINANCIAL NETWORK LLC	WEST DES MOINES	IA	15.75%
Fidelity Advisor® Materials Fund - Class M	VOYA RETIREMENT INSURANCE AND ANNUITY	WINDSOR	CT	14.63%
Fidelity Advisor® Materials Fund - Class M	PERSHING LLC	JERSEY CITY	NJ	5.48%
Fidelity Advisor® Materials Fund - Class M	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.28%
Fidelity Advisor® Materials Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	10.95%
Fidelity Advisor® Telecommunications Fund - Class A	PERSHING LLC	JERSEY CITY	NJ	9.42%
Fidelity Advisor® Telecommunications Fund - Class A	LPL FINANCIAL LLC	SAN DIEGO	CA	5.38%
Fidelity Advisor® Telecommunications Fund - Class C	LPL FINANCIAL LLC	SAN DIEGO	CA	12.54%
Fidelity Advisor® Telecommunications Fund - Class C	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	10.74%
Fidelity Advisor® Telecommunications Fund - Class C	PERSHING LLC	JERSEY CITY	NJ	9.70%
Fidelity Advisor® Telecommunications Fund - Class C	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	8.58%
Fidelity Advisor® Telecommunications Fund - Class C	MORGAN STANLEY SMITH BARNEY	NEW YORK	NY	5.22%
Fidelity Advisor® Telecommunications Fund - Class I	LPL FINANCIAL LLC	SAN DIEGO	CA	25.22%
Fidelity Advisor® Telecommunications Fund - Class I	WELLS FARGO CLEARING SERVICES LLC	SAINT LOUIS	MO	20.29%
Fidelity Advisor® Telecommunications Fund - Class I	AMERIPRISE FINANCIAL SERVICES INC	MINNEAPOLIS	MN	11.20%
Fidelity Advisor® Telecommunications Fund - Class I	RBC WEALTH MANAGEMENT	MINNEAPOLIS	MN	6.06%
Fidelity Advisor® Telecommunications Fund - Class I	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.38%
Fidelity Advisor® Telecommunications Fund - Class I	PERSHING LLC	JERSEY CITY	NJ	5.31%
Fidelity Advisor® Telecommunications Fund - Class M	SAMMONS FINANCIAL NETWORK LLC	WEST DES MOINES	IA	50.07%
Fidelity Advisor® Telecommunications Fund - Class Z	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	12.64%
Fidelity Advisor® Telecommunications Fund - Class Z	HYUNDAI 401K PLAN	CHINO HILLS	CA	7.66%
Fidelity Advisor® Telecommunications Fund - Class Z	LUCAS	BARRINGTON	RI	6.71%
Fidelity Advisor® Telecommunications Fund - Class Z	HARTOGH	STOCKTON	IL	6.38%
Fidelity Advisor® Telecommunications Fund - Class Z	PERSHING LLC	JERSEY CITY	NJ	5.72%

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services. FMR also manages the Subsidiary.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Gold Portfolio may invest in the Subsidiary. The Subsidiary has entered into a separate contract with FMR for the management of its portfolio pursuant to which the Subsidiary does not pay FMR a fee.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund's management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Class A, Class M, Class C, and Class I Annualized Rate	Class Z Annualized Rate
First $400 billion	0.770%	0.650%
Next $400 billion	0.710%	0.580%
Next $400 billion	0.680%	0.550%
Over $1,200 billion	0.660%	0.540%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class's mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for each class of shares of each fund offered through this SAI is the lesser of (1) the class's mandate rate reduced by the class's discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Communication Services Portfolio/Class A	0.72%
Communication Services Portfolio/Class M	0.72%
Communication Services Portfolio/Class C	0.71%
Communication Services Portfolio/Class I	0.69%
Communication Services Portfolio/Class Z	0.56%
Consumer Staples Portfolio/Class A	0.71%
Consumer Staples Portfolio/Class M	0.72%
Consumer Staples Portfolio/Class C	0.71%
Consumer Staples Portfolio/Class I	0.69%
Consumer Staples Portfolio/Class Z	0.56%
Gold Portfolio/Class A	0.74%
Gold Portfolio/Class M	0.74%
Gold Portfolio/Class C	0.74%
Gold Portfolio/Class I	0.71%
Gold Portfolio/Class Z	0.58%
Materials Portfolio/Class A	0.72%
Materials Portfolio/Class M	0.72%
Materials Portfolio/Class C	0.72%
Materials Portfolio/Class I	0.70%
Materials Portfolio/Class Z	0.56%
Telecommunications Portfolio/Class A	0.72%
Telecommunications Portfolio/Class M	0.72%
Telecommunications Portfolio/Class C	0.72%
Telecommunications Portfolio/Class I	0.67%
Telecommunications Portfolio/Class Z	0.56%

One-twelfth of the management fee rate is applied to the class's average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The following table shows the amount of management fees paid by a fund for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 to its current manager and prior affiliated manager(s), if any.

Fund(s)	Fiscal Years Ended	Management Fees Paid to Investment Adviser
Communication Services Portfolio (A)	2025	$10,696,948
	2024	$5,768,410
	2023	$4,130,707
Consumer Staples Portfolio (A)	2025	$9,089,773
	2024	$8,231,604
	2023	$8,428,642
Gold Portfolio (A)	2025	$9,304,548
	2024	$7,558,985
	2023	$7,996,988
Materials Portfolio (A)	2025	$5,696,726
	2024	$4,987,821
	2023	$5,632,622
Telecommunications Portfolio (A)	2025	$1,342,929
	2024	$1,001,334
	2023	$1,259,693

(A)Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. FMR or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee. Prior to March 1, 2024, the fund's management fee consisted of a group fee rate component plus an individual fund fee rate.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of each fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

Ryan Oldham is Co-Portfolio Manager of Gold Portfolio and receives compensation for those services. As of February 28, 2025, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other equity funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Gold Portfolio is based on the fund's pre-tax investment performance measured against the S&P ® Global BMI Gold Capped 20-45 Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following persons are research analysts and are the Portfolio Managers of the Select fund(s) indicated. Research analysts who also manage sector funds, such as the Select funds, are referred to as sector fund managers.

Sector Fund Manager / Select Fund

Priyanshu Bakshi / Communication Services Portfolio

Ben Shuleva / Consumer Staples Portfolio

Boris Shepov (Co-Portfolio Manager) / Gold Portfolio

Ashley Fernandes / Materials Portfolio

Nicole Abernethy / Telecommunications Portfolio

Each sector fund manager receives compensation for services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2025, each sector fund manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each sector fund manager's compensation may be deferred based on criteria established by FMR or at the election of the sector fund manager.

Mr. Bakshi's base salary is determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of the sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s), account(s), and lead account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund, account, or lead account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each sector fund manager's fund(s), account(s), and lead account(s) is weighted according to the sector fund manager's tenure on those fund(s), account(s), and lead account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of Mr. Bakshi's bonus that is linked to the investment performance of the sector fund manager's fund is based on the lead account's pre-tax investment performance measured against the index identified below for the fund.

Mr. Shuleva's, Mr. Shepov's, Mr. Fernandes', and Ms. Abernethy's base salaries are determined primarily by level of experience and skills, and performance as a research analyst and sector fund manager at FMR or its affiliates. A portion of each sector fund manager's bonus relates to the sector fund manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant sector(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the sector fund manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) assigned to each fund or account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each sector fund manager's fund(s) and account(s) is weighted according to the sector fund manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the sector fund manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of Mr. Shuleva's, Mr. Shepov's, Mr. Fernandes', and Ms. Abernethy's bonus that is linked to the investment performance of the sector fund manager's fund is based on the fund's pre-tax investment performance measured against the index identified below for the fund. Each sector fund manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

The index for each Select fund listed above is:

Select Fund / Sector Fund Index

Communication Services Portfolio / MSCI U.S. IM Communications Services 25-50 Index

Consumer Staples Portfolio / MSCI U.S. IM Consumer Staples 25-50 Index

Gold Portfolio / S&P ® Global BMI Gold Capped 20-45 Index

Materials Portfolio / MSCI U.S. IM Materials 25-50 Index

Telecommunications Portfolio / MSCI U.S. IM Telecommunication Services 25-50 Index (GICS Industry Group)

A sector fund manager's compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a sector fund manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A sector fund manager's base pay and bonus opportunity tend to increase with a sector fund manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a sector fund manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A sector fund manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for a fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a sector fund manager's responsibilities as a portfolio manager of a sector fund may not be entirely consistent with the sector fund manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by PRIYANSHU BAKSHI as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$8,498	$4	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$391	none	none

* Includes Communication Services Portfolio ($1,890 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Communication Services Portfolio beneficially owned by Mr. Bakshi was $500,001 - $1,000,000.

The following table provides information relating to other accounts managed by BEN SHULEVA as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,150	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$236	none	none

* Includes Consumer Staples Portfolio ($1,268(in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Consumer Staples Portfolio beneficially owned by Mr. Shuleva was $100,001 - $500,000.

The following table provides information relating to other accounts managed by RYAN OLDHAM as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$8,136	$2,487	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$948	none	none

* Includes Gold Portfolio ($1,573(in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Oldham was none.

The following table provides information relating to other accounts managed by BORIS SHEPOV as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,594	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Gold Portfolio ($1,573 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Gold Portfolio beneficially owned by Mr. Shepov was none.

The following table provides information relating to other accounts managed by ASHLEY FERNANDES as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$9,460	$2,089	$67
Assets Managed with Performance-Based Advisory Fees (in millions)	$219	none	none

* Includes Materials Portfolio ($757 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Materials Portfolio beneficially owned by Mr. Fernandes was $50,001 - $100,000.

The following table provides information relating to other accounts managed by NICOLE ABERNETHY as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,473	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,927	none	none

* Includes Telecommunications Portfolio ($220 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Telecommunications Portfolio beneficially owned by Ms. Abernethy was $100,001 - $500,000.

PROXY VOTING GUIDELINES

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity's customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers' and fund shareholders' long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. In this pursuit, Fidelity invests in the ordinary course of business and not with the intended effect of changing or influencing control of an issuer. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation, and where following a specific guideline enumerated in this policy in a particular situation could cause a result that conflicts with the principles and philosophy stated above, Fidelity may vote differently than that specific guideline.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds' investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company's approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help promote accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders' rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board's audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. The director is a public company CEO who sits on more than two unaffiliated public company boards.

4. The director, other than a CEO, sits on more than five unaffiliated public company boards.

5. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

In addition, in determining whether to support director nominees, we consider factors that we believe are relevant to achieving effective governance practices, which may include the range of experience, perspectives, skills, and personal characteristics represented on the board.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice in a way that aligns with these guidelines and principles but failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds' assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management's track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder's and management's nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board's adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company's board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company's proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company's shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate ("burn rate") considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An "out-of-the-money" (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing "best practices" in that market) of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a)The alignment of executive compensation and company performance relative to peers; and

b)The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns raised by shareholders.

3. Within the last year, and without shareholder approval, a company's board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as "golden parachutes." Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a companyif our research has demonstrated an issue is financially material to that company and the investing funds' investment objectives and strategies.

Fidelity generally considers management's recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

•Address a topic that our research has identified as financially material;

•Provide disclosure of new or additional information to investorswithout being overly prescriptive;

•Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company's processes and governance of the topic in question; and

•Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- "blank check" preferred stock (whose terms and conditions may be expressly determined by the company's board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans ("poison pills")

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders' right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders' right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill's features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders' value in the companies in which the Fidelity funds invest. To the extent a company's management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company's authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT's authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as "echo voting"). Fidelity may not vote if "echo voting" is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund's Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity's fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies' business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

  Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

                    - For a large-capitalization company, burn rate higher than 1.5%.

                    - For a small-capitalization company, burn rate higher than 2.5%.

             - For a micro-capitalization company, burn rate higher than 3.5%.

  Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
  Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.
  Micro-capitalization company means a company with market capitalization under US $300 million.
  Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer's ownership and value in the event of a takeover.
  Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov. To request a free copy of a fund's proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

A fund's distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

Sales charge revenues collected and retained by FDC for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 are shown in the following table.

		Sales Charge Revenue		CDSC Revenue
Fund	Fiscal Year Ended	Amount Paid to FDC	Amount Retained By FDC	Amount Paid to FDC	Amount Retained By FDC
Fidelity Advisor® Communication Services Fund - Class A	2025	$105,402	$36,497	$131	$131
	2024	$100,909	$41,791	$48	$48
	2023	$36,049	$10,481	$45	$45
Fidelity Advisor® Communication Services Fund - Class M	2025	$7,493	$2,845	$0	$0
	2024	$7,542	$3,193	$0	$0
	2023	$2,546	$738	$1	$1
Fidelity Advisor® Communication Services Fund - Class C	2025	$0	$0	$69	$69
	2024	$0	$0	$45	$45
	2023	$0	$0	$398	$398
Fidelity Advisor® Consumer Staples Fund - Class A	2025	$115,362	$50,485	$120	$120
	2024	$152,999	$68,288	$452	$452
	2023	$196,720	$89,299	$111	$111
Fidelity Advisor® Consumer Staples Fund - Class M	2025	$12,137	$3,450	$1	$1
	2024	$17,303	$5,301	$2	$2
	2023	$32,190	$10,920	$60	$60
Fidelity Advisor® Consumer Staples Fund - Class C	2025	$0	$0	$863	$863
	2024	$0	$0	$4,820	$4,820
	2023	$0	$0	$764	$764
Fidelity Advisor® Gold Fund - Class A	2025	$63,387	$30,495	$228	$228
	2024	$75,672	$33,798	$91	$91
	2023	$101,607	$40,098	$51	$51
Fidelity Advisor® Gold Fund - Class M	2025	$14,053	$4,539	$14	$14
	2024	$11,340	$2,960	$6	$6
	2023	$14,565	$3,408	$4	$4
Fidelity Advisor® Gold Fund - Class C	2025	$0	$0	$284	$284
	2024	$0	$0	$692	$692
	2023	$0	$0	$196	$196
Fidelity Advisor® Materials Fund - Class A	2025	$30,617	$15,325	$16	$16
	2024	$28,911	$11,424	$29	$29
	2023	$44,185	$20,126	$34	$34
Fidelity Advisor® Materials Fund - Class M	2025	$3,262	$716	$9	$9
	2024	$3,384	$942	$1	$1
	2023	$9,269	$2,288	$19	$19
Fidelity Advisor® Materials Fund - Class C	2025	$0	$0	$18	$18
	2024	$0	$0	$565	$565
	2023	$0	$0	$106	$106
Fidelity Advisor® Telecommunications Fund - Class A	2025	$17,443	$4,078	$14	$14
	2024	$17,255	$3,569	$24	$24
	2023	$17,621	$5,426	$49	$49
Fidelity Advisor® Telecommunications Fund - Class M	2025	$2,281	$413	$2	$2
	2024	$3,799	$824	$2	$2
	2023	$3,630	$758	$4	$4
Fidelity Advisor® Telecommunications Fund - Class C	2025	$0	$0	$37	$37
	2024	$0	$0	$53	$53
	2023	$0	$0	$80	$80

The Trustees have approved Distribution and Service Plans on behalf of Class A, Class M, Class C, Class I, and Class Z of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the funds and/or FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the funds of distribution expenses.

The Plan adopted for each fund or class, as applicable, is described in the prospectus.

The table below shows the distribution and/or service fees paid for the fiscal year ended February 28, 2025.

Fund(s)	Distribution Fees Paid to FDC	Distribution Fees Paid by FDC to Intermediaries	Distribution Fees Retained by FDC (A)	Service Fees Paid to FDC	Service Fees Paid by FDC to Intermediaries	Service Fees Retained by FDC (A)
Fidelity Advisor® Communication Services Fund - Class A	$0	$0	$0	$167,680	$167,680	$0
Fidelity Advisor® Communication Services Fund - Class M	$28,123	$28,123	$0	$28,123	$28,123	$0
Fidelity Advisor® Communication Services Fund - Class C	$99,376	$83,289	$16,087	$33,125	$27,762	$5,363
Fidelity Advisor® Consumer Staples Fund - Class A	$0	$0	$0	$732,381	$722,901	$9,480
Fidelity Advisor® Consumer Staples Fund - Class M	$144,289	$143,822	$467	$144,289	$143,822	$467
Fidelity Advisor® Consumer Staples Fund - Class C	$322,899	$302,723	$20,176	$107,633	$100,907	$6,726
Fidelity Advisor® Gold Fund - Class A	$0	$0	$0	$221,927	$218,043	$3,884
Fidelity Advisor® Gold Fund - Class M	$58,230	$58,230	$0	$58,230	$58,230	$0
Fidelity Advisor® Gold Fund - Class C	$131,981	$122,029	$9,952	$43,994	$40,677	$3,317
Fidelity Advisor® Materials Fund - Class A	$0	$0	$0	$264,321	$262,263	$2,058
Fidelity Advisor® Materials Fund - Class M	$80,854	$80,468	$386	$80,853	$80,466	$387
Fidelity Advisor® Materials Fund - Class C	$90,649	$82,861	$7,788	$30,216	$27,620	$2,596
Fidelity Advisor® Telecommunications Fund - Class A	$0	$0	$0	$44,130	$42,764	$1,366
Fidelity Advisor® Telecommunications Fund - Class M	$18,970	$18,911	$59	$18,970	$18,910	$60
Fidelity Advisor® Telecommunications Fund - Class C	$16,694	$15,699	$995	$5,565	$5,233	$332

(A)Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

Under each Class I and Class Z Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

Each Class I and Class Z Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class I and Class Z shares and/or shareholder support services. In addition, each Class I and Class Z Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class I and Class Z shares of each fund.

Under each Class A, Class M, and Class C Plan, if the payment of management fees by the fund to Fidelity Management & Research Company LLC is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by each Plan.

Each Class A, Class M, and Class C Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Class A, Class M, and Class C shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Class A, Class M, and Class C shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Class I and Class Z Plan does not authorize payments by Class I and Class Z shares of a fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Each Class A, Class M, and Class C Plan does not provide for specific payments by Class A, Class M, and Class C of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

In addition to the distribution and/or service fees paid by FDC to intermediaries, shown in the table above, FDC or an affiliate may compensate intermediaries that distribute and/or service the Advisor funds and the Advisor classes of shares, or upon directions, make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. The total amount paid to all intermediaries in the aggregate currently will not exceed 0.05% of the total assets of the Advisor funds and the Advisor classes of shares on an annual basis.

In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for performing recordkeeping and other services. Please see "Transfer and Service Agent Services" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210(or an agent, including an affiliate), performs transfer agency servicesunder the terms of each fund's management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping and/or administrative services for these accounts may be performed by intermediaries.

FIIOC or an affiliate may make payments out of its own resources to intermediaries (including affiliates of FIIOC) for recordkeeping services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

FIIOC or an affiliate may make networking payments out of its own resources to intermediaries who perform transactions for the funds through the National Securities Clearing Corporation (NSCC). NSCC, a wholly owned subsidiary of The Depository Trust & Clearing Corporation, provides centralized clearance, settlement, and information services for mutual funds and other financial services companies.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program, if applicable,under the terms of each fund's management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on each fund's average daily net assets throughout the month. Pricing and bookkeeping fees paid by a fund to FSC for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 are shown in the following table.

Fund	2025	2024	2023
Communication Services Portfolio	$0	$325,691	$253,372
Consumer Staples Portfolio	$0	$433,862	$455,820
Gold Portfolio	$0	$619,209	$660,646
Materials Portfolio	$0	$283,532	$323,931
Telecommunications Portfolio	$0	$67,753	$86,966

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for each fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund's custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended February 28, 2025, are shown in the following table:

Security Lending Activities	Fund(s)
	Communication Services Portfolio	Consumer Staples Portfolio	Gold Portfolio	Materials Portfolio
Gross income from securities lending activities	$1,355,896	$634,351	$2,609,348	$1,127,700
Fees paid to securities lending agent from a revenue split	$0	$0	$0	$0
Administrative fees	$0	$0	$0	$0
Rebate (paid to borrower)	$1,313,269	$618,426	$2,120,067	$1,094,690
Other fees not included in the revenue split (lending agent fees to NFS)	$3,965	$1,546	$45,917	$3,178
Aggregate fees/compensation for securities lending activities	$1,317,235	$619,972	$2,165,984	$1,097,869
Net income from securities lending activities	$38,661	$14,379	$443,364	$29,831

Security Lending Activities	Fund(s)
Telecommunications Portfolio
Gross income from securities lending activities	$924,678
Fees paid to securities lending agent from a revenue split	$0
Administrative fees	$0
Rebate (paid to borrower)	$908,914
Other fees not included in the revenue split (lending agent fees to NFS)	$1,472
Aggregate fees/compensation for securities lending activities	$910,386
Net income from securities lending activities	$14,292

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Communication Services Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

Consumer Staples Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

Gold Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

Materials Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

Telecommunications Portfolio is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the funds.

The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings monthly on institutional.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).

Each fund will provide its top ten holdings (excluding cash and futures) on Fidelity's web site monthly, 15 days after month-end.

Each fund may disclose a list of full or partial holdings on institutional.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.

FMR's Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity ® fund prior to such fund's public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity ® fund's portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity ® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights (presented on a consolidated basis for the fund and its Subsidiary) for the fiscal year ended February 28, 2025, and report of the independent registered public accounting firm, are included in each fund's Form N-CSR and are incorporated herein by reference.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

Fund	Ticker
Fidelity® Environment and Alternative Energy Fund	FSLEX
Fidelity® Natural Resources Fund	FNARX

Funds of Fidelity Select Portfolios

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2025

This Statement of Additional Information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual report(s) are supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 29, 2025, an annual report, a fund's financial statements, or a free copy of a fund's proxy voting record, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

For more information on any Fidelity ® fund, including charges and expenses, call Fidelity at the number indicated above for a free prospectus. Read it carefully before investing or sending money.

245 Summer Street, Boston, MA 02210

EAE-NRF-PTB-0425

1.9901474.104

INVESTMENT POLICIES AND LIMITATIONS
PORTFOLIO TRANSACTIONS
VALUATION
BUYING, SELLING, AND EXCHANGING INFORMATION
DISTRIBUTIONS AND TAXES
TRUSTEES AND OFFICERS
CONTROL OF INVESTMENT ADVISERS
MANAGEMENT CONTRACTS
PROXY VOTING GUIDELINES
DISTRIBUTION SERVICES
TRANSFER AND SERVICE AGENT SERVICES
SECURITIES LENDING
DESCRIPTION OF THE TRUST
FUND HOLDINGS INFORMATION
FINANCIAL STATEMENTS
APPENDIX

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information (SAI) are not fundamental and may be changed without shareholder approval.

The following are each fund's fundamental investment limitations set forth in their entirety.

Senior Securities

For each fund:

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Borrowing

For each fund:

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

For each fund:

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

For Fidelity ® Environment and Alternative Energy Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the environment and alternative energy industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, Fidelity Management & Research Company LLC (FMR) looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

For Fidelity ® Natural Resources Fund:

The fund may not purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the natural resources industries.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in repurchase agreements collateralized by U.S. Government securities, FMR looks through to the U.S. Government securities.

For purposes of the fund's concentration limitation discussed above, with respect to any investment in any non-money market Central fund, FMR looks through to the holdings of the Central fund.

For purposes of the fund's concentration limitation discussed above, FMR may consider an issuer to be principally engaged in the designated business activity or activities if: (i) at least a plurality of an issuer's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the issuer an industry or sector classification consistent with the designated business activity or activities.

Real Estate

For each fund:

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

For Fidelity ® Environment and Alternative Energy Fund:

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

For Fidelity ® Natural Resources Fund:

The fund may not purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

For purposes of Fidelity ® Natural Resources Fund's commodities limitation discussed above, FMR currently intends to treat investments in securities whose redemption value is indexed to the price of precious metals as investments in precious metals.

Loans

For each fund:

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

For Fidelity ® Environment and Alternative Energy Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Fidelity ® Natural Resources Fund:

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

For each fund:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer or in the securities of certain publicly-traded partnerships and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Short Sales

For each fund:

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

For each fund:

The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.

Margin Purchases

For each fund:

The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Borrowing

For each fund:

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

For each fund:

The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

For each fund:

The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations, or other forms of debt instruments. (This limitation does not apply to purchases of debt securities, to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.)

Pooled Funds

For Fidelity ® Environment and Alternative Energy Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For Fidelity ® Natural Resources Fund:

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by FMR or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

In addition to each fund's fundamental and non-fundamental investment limitations discussed above:

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, each fund currently intends to comply with certain diversification limits imposed by Subchapter M.

For a fund's policies and limitations on futures and options transactions, as applicable, see "Investment Policies and Limitations - Futures, Options, and Swaps."

The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity ® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

Cash Management. A fund may hold uninvested cash or may invest it in cash equivalents such as money market securities, repurchase agreements, or shares of short-term bond or money market funds, including (for Fidelity ® funds and other advisory clients only) shares of Fidelity ® Central funds. Generally, these securities offer less potential for gains than other types of securities.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity ® funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but generally do not pay management fees. The investment results of the portions of a Fidelity ® fund's assets invested in the Central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The Adviser, on behalf of the Fidelity® funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Common Stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock, although related proceedings can take time to resolve and results can be unpredictable. For purposes of a Fidelity ® fund's policies related to investment in common stock Fidelity considers depositary receipts evidencing ownership of common stock to be common stock.

Companies "Principally Engaged" in a Designated Business Activity. For purposes of a Fidelity® fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities if: (i) at least a plurality of a company's assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities, or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay interest but are sold at a deep discount from their face values. Debt securities include corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Disruption to Financial Markets and Related Government Intervention. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of events such as the 2008 economic downturn led the U.S. Government and other governments to take a number of then-unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways.

Similarly, widespread disease including pandemics and epidemics, and natural or environmental disasters, such as earthquakes, droughts, fires, floods, hurricanes, tsunamis and climate-related phenomena generally, have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a fund's investments. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries, including the United States. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Further, market disruptions can (i) prevent a fund from executing advantageous investment decisions in a timely manner, (ii) negatively impact a fund's ability to achieve its investment objective, and (iii) may exacerbate the risks discussed elsewhere in a fund's registration statement, including political, social, and economic risks.

The value of a fund's portfolio is also generally subject to the risk of future local, national, or global economic or natural disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it remains uncertain that the U.S. Government or foreign governments will intervene in response to current or future market disturbances and the effect of any such future intervention cannot be predicted.

Exchange Traded Funds (ETFs) are shares of other investment companies, commodity pools, or other entities that are traded on an exchange. Assets underlying the ETF shares may consist of stocks, bonds, commodities, or other instruments, depending on an ETF's investment objective and strategies. An ETF may seek to replicate the performance of a specific index or may be actively managed.

Typically, shares of an ETF that tracks an index are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called "short ETFs" or "bear ETFs"), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

ETF shares are redeemable only in large blocks of shares often called "creation units" by persons other than a fund, and are redeemed principally in-kind at each day's next calculated net asset value per share (NAV). ETFs typically incur fees that are separate from those fees incurred directly by a fund. A fund's purchase of ETFs results in the layering of expenses, such that the fund would indirectly bear a proportionate share of any ETF's operating expenses. Further, while traditional investment companies are continuously offered at NAV, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF that tracks an index are similar to those of investing in an indexed mutual fund, including tracking error risk (the risk of errors in matching the ETF's underlying assets to the index or other benchmark); and the risk that because an ETF that tracks an index is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their NAV and the risk that the ETFs may not be liquid. ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs "reset" daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

Exchange Traded Notes (ETNs) are a type of senior, unsecured, unsubordinated debt security issued by financial institutions that combines aspects of both bonds and ETFs. An ETN's returns are based on the performance of a market index or other reference asset minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index or other reference asset to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs typically do not make periodic interest payments and principal typically is not protected.

ETNs also incur certain expenses not incurred by their applicable index. The market value of an ETN is determined by supply and demand, the current performance of the index or other reference asset, and the credit rating of the ETN issuer. The market value of ETN shares may differ from their intraday indicative value. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN's share trades at a premium or discount to its NAV. Some ETNs that use leverage in an effort to amplify the returns of an underlying index or other reference asset can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater.

Exposure to Foreign and Emerging Markets. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. From time to time, a fund's adviser and/or its affiliates may determine that, as a result of regulatory requirements that may apply to the adviser and/or its affiliates due to investments in a particular country, investments in the securities of issuers domiciled or listed on trading markets in that country above certain thresholds (which may apply at the account level or in the aggregate across all accounts managed by the adviser and its affiliates) may be impractical or undesirable. In such instances, the adviser may limit or exclude investment in a particular issuer, and investment flexibility may be restricted. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. There is no assurance that a fund's adviser will be able to anticipate these potential events or counter their effects. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter (OTC) markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading, settlement and custodial practices (including those involving securities settlement where fund assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, and may result in increased investment or valuation risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

American Depositary Receipts (ADRs) as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.

The risks of foreign investing may be magnified for investments in emerging markets. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Foreign Currency Transactions. A fund may conduct foreign currency transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes. Forward contracts not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying currency. All of these instruments and transactions are subject to the risk that the counterparty will default.

A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security denominated in a foreign currency is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used to protect a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

A fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in a foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also attempt to hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. A fund may cross-hedge its U.S. dollar exposure in order to achieve a representative weighted mix of the major currencies in its benchmark index and/or to cover an underweight country or region exposure in its portfolio. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

Successful use of currency management strategies will depend on an adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as an adviser anticipates. For example, if a currency's value rose at a time when a fund had hedged its position by selling that currency in exchange for dollars, the fund would not participate in the currency's appreciation. If a fund hedges currency exposure through proxy hedges, the fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if a fund increases its exposure to a foreign currency and that currency's value declines, the fund will realize a loss. Foreign currency transactions involve the risk that anticipated currency movements will not be accurately predicted and that a fund's hedging strategies will be ineffective. Moreover, it is impossible to precisely forecast the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expenses of such transaction), if an adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate.

A fund may be required to limit its hedging transactions in foreign currency forwards, futures, and options in order to maintain its classification as a "regulated investment company" under the Internal Revenue Code (Code). Hedging transactions could result in the application of the mark-to-market provisions of the Code, which may cause an increase (or decrease) in the amount of taxable dividends paid by a fund and could affect whether dividends paid by a fund are classified as capital gains or ordinary income. There is no assurance that an adviser's use of currency management strategies will be advantageous to a fund or that it will employ currency management strategies at appropriate times.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed below. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the fund to reduce foreign currency risk using such options.

Funds of Funds and Other Large Shareholders. Certain Fidelity ® funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

An underlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity ® fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Funds' Rights as Investors. Fidelity ® funds do not intend to direct or administer the day-to-day operations of any company. A fund may, however, exercise its rights as a shareholder or lender and may communicate its views on important matters of policy to a company's management, board of directors, and shareholders, and holders of a company's other securities when such matters could have a significant effect on the value of the fund's investment in the company. The activities in which a fund may engage, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; supporting or opposing third-party takeover efforts; supporting the filing of a bankruptcy petition; or foreclosing on collateral securing a security. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. Such activities will be monitored with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred. A fund's proxy voting guidelines are included in its SAI.

Futures, Options, and Swaps. The success of any strategy involving futures, options, and swaps depends on an adviser's analysis of many economic and mathematical factors and a fund's return may be higher if it never invested in such instruments. Additionally, some of the contracts discussed below are new instruments without a trading history and there can be no assurance that a market for the instruments will continue to exist. Government legislation or regulation could affect the use of such instruments and could limit a fund's ability to pursue its investment strategies. If a fund invests a significant portion of its assets in derivatives, its investment exposure could far exceed the value of its portfolio securities and its investment performance could be primarily dependent upon securities it does not own.

Each of Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to structured notes.

The policies and limitations regarding the funds' investments in futures contracts, options, and swaps may be changed as regulatory agencies permit.

The requirements for qualification as a regulated investment company may limit the extent to which a fund may enter into futures, options on futures, and forward contracts.

Futures Contracts. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified date. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities or baskets of securities, some are based on commodities or commodities indexes (for funds that seek commodities exposure), and some are based on indexes of securities prices (including foreign indexes for funds that seek foreign exposure). Futures on indexes and futures not calling for physical delivery of the underlying instrument will be settled through cash payments rather than through delivery of the underlying instrument. Futures can be held until their delivery dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. A fund may realize a gain or loss by closing out its futures contracts.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract or an option for a futures contract is not required to deliver or pay for the underlying instrument or the final cash settlement price, as applicable, unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant, when the contract is entered into. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process of "marking to market" will be reflected in the daily calculation of open positions computed in a fund's NAV. The party that has a gain is entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. Variation margin does not represent a borrowing or loan by a fund, but is instead a settlement between a fund and the futures commission merchant of the amount one would owe the other if the fund's contract expired. In the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the futures commission merchant's other customers, potentially resulting in losses to the fund.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to a fund. Because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuation.

There is no assurance a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. These risks may be heightened for commodity futures contracts, which have historically been subject to greater price volatility than exists for instruments such as stocks and bonds.

Because there are a limited number of types of exchange-traded futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the futures position will not track the performance of the fund's other investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. In addition, the price of a commodity futures contract can reflect the storage costs associated with the purchase of the physical commodity.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which the underlying U.S. Government securities reacted. To the extent, however, that a fund enters into such futures contracts, the value of these futures contracts will not vary in direct proportion to the value of the fund's holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Options. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific assets or securities, baskets of assets or securities, indexes of securities or commodities prices, and futures contracts (including commodity futures contracts). Options may be traded on an exchange or OTC. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. Depending on the terms of the contract, upon exercise, an option may require physical delivery of the underlying instrument or may be settled through cash payments. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the underlying instrument's price falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if the underlying instrument's price falls. At the same time, the buyer can expect to suffer a loss if the underlying instrument's price does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant as described above for futures contracts.

If the underlying instrument's price rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the underlying instrument's price remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the underlying instrument's price falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer should mitigate the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument or make a net cash settlement payment, as applicable, in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in price increases and, if a call writer does not hold the underlying instrument, a call writer's loss is theoretically unlimited.

Where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price to close out the put or call option on the secondary market may move more or less than the price of the related security.

There is no assurance a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A fund may also buy and sell options on swaps (swaptions), which are generally options on interest rate swaps. An option on a swap gives a party the right (but not the obligation) to enter into a new swap agreement or to extend, shorten, cancel or modify an existing contract at a specific date in the future in exchange for a premium. Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes (sells) an option on a swap than it will incur when it purchases an option on a swap. When a fund purchases an option on a swap, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes an option on a swap, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. A fund that writes an option on a swap receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Whether a fund's use of options on swaps will be successful in furthering its investment objective will depend on the adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Options on swaps may involve risks similar to those discussed below in "Swap Agreements."

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. A fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options position will not track the performance of the fund's other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Swap Agreements. Swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. In a standard "swap" transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments (such as securities, commodities, indexes, or other financial or economic interests). The gross payments to be exchanged between the parties are calculated with respect to a notional amount, which is the predetermined dollar principal of the trade representing the hypothetical underlying quantity upon which payment obligations are computed.

Swap agreements can take many different forms and are known by a variety of names. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price and, if applicable, its yield. Swap agreements are subject to liquidity risk, meaning that a fund may be unable to sell a swap contract to a third party at a favorable price. Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant's swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member futures commission merchant may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap. However, regulators have adopted rules imposing certain margin requirements, including minimums, on certain uncleared swaps which could reduce the distinction.

A total return swap is a contract whereby one party agrees to make a series of payments to another party based on the change in the market value of the assets underlying such contract (which can include a security or other instrument, commodity, index or baskets thereof) during the specified period. In exchange, the other party to the contract agrees to make a series of payments calculated by reference to an interest rate and/or some other agreed-upon amount (including the change in market value of other underlying assets). A fund may use total return swaps to gain exposure to an asset without owning it or taking physical custody of it. For example, a fund investing in total return commodity swaps will receive the price appreciation of a commodity, commodity index or portion thereof in exchange for payment of an agreed-upon fee.

In a credit default swap, the credit default protection buyer makes periodic payments, known as premiums, to the credit default protection seller. In return the credit default protection seller will make a payment to the credit default protection buyer upon the occurrence of a specified credit event. A credit default swap can refer to a single issuer or asset, a basket of issuers or assets or index of assets, each known as the reference entity or underlying asset. A fund may act as either the buyer or the seller of a credit default swap. A fund may buy or sell credit default protection on a basket of issuers or assets, even if a number of the underlying assets referenced in the basket are lower-quality debt securities. In an unhedged credit default swap, a fund buys credit default protection on a single issuer or asset, a basket of issuers or assets or index of assets without owning the underlying asset or debt issued by the reference entity. Credit default swaps involve greater and different risks than investing directly in the referenced asset, because, in addition to market risk, credit default swaps include liquidity, counterparty and operational risk.

Credit default swaps allow a fund to acquire or reduce credit exposure to a particular issuer, asset or basket of assets. If a swap agreement calls for payments by a fund, the fund must be prepared to make such payments when due. If a fund is the credit default protection seller, the fund will experience a loss if a credit event occurs and the credit of the reference entity or underlying asset has deteriorated. If a fund is the credit default protection buyer, the fund will be required to pay premiums to the credit default protection seller.

If the creditworthiness of a fund's swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fund. To limit the counterparty risk involved in swap agreements, a Fidelity ® fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. This risk for cleared swaps is generally lower than for uncleared swaps since the counterparty is a clearinghouse, but there can be no assurance that a clearinghouse or its members will satisfy its obligations.

A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund would generally be required to provide margin or collateral for the benefit of that counterparty. If a counterparty to a swap transaction becomes insolvent, the fund may be limited temporarily or permanently in exercising its right to the return of related fund assets designated as margin or collateral in an action against the counterparty.

Swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that an adviser will not accurately forecast market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for a fund. If an adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, a fund may be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment, which could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Swaps are complex and often valued subjectively.

Hybrid and Preferred Securities. A hybrid security may be a debt security, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which the value of the interest on or principal of which is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, index, or business entity such as a financial institution). Another example is contingent convertible securities, which are fixed income securities that, under certain circumstances, either convert into common stock of the issuer or undergo a principal write-down by a predetermined percentage if the issuer's capital ratio falls below a predetermined trigger level. The liquidation value of such a security may be reduced upon a regulatory action and without the need for a bankruptcy proceeding. Preferred securities may take the form of preferred stock and represent an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds generally take precedence over the claims of those who own preferred and common stock.

The risks of investing in hybrid and preferred securities reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid or preferred security may entail significant risks that are not associated with a similar investment in a traditional debt or equity security. The risks of a particular hybrid or preferred security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid or preferred security. Hybrid and preferred securities are potentially more volatile and carry greater market and liquidity risks than traditional debt or equity securities. Also, the price of the hybrid or preferred security and any applicable reference instrument may not move in the same direction or at the same time. In addition, because hybrid and preferred securities may be traded OTC or in bilateral transactions with the issuer of the security, hybrid and preferred securities may be subject to the creditworthiness of the counterparty of the security and their values may decline substantially if the counterparty's creditworthiness deteriorates. In addition, uncertainty regarding the tax and regulatory treatment of hybrid and preferred securities may reduce demand for such securities and tax and regulatory considerations may limit the extent of a fund's investments in certain hybrid and preferred securities.

Illiquid Investments means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Difficulty in selling or disposing of illiquid investments may result in a loss or may be costly to a fund. Illiquid securities may include (1) repurchase agreements maturing in more than seven days without demand/redemption features, (2) OTC options and certain other derivatives, (3) private placements, (4) securities traded on markets and exchanges with structural constraints, and (5) loan participations.

Under the supervision of the Board of Trustees, a Fidelity ® fund's adviser classifies the liquidity of a fund's investments and monitors the extent of a fund's illiquid investments.

Various market, trading and investment-specific factors may be considered in determining the liquidity of a fund's investments including, but not limited to (1) the existence of an active trading market, (2) the nature of the security and the market in which it trades, (3) the number, diversity, and quality of dealers and prospective purchasers in the marketplace, (4) the frequency, volume, and volatility of trade and price quotations, (5) bid-ask spreads, (6) dates of issuance and maturity, (7) demand, put or tender features, and (8) restrictions on trading or transferring the investment.

Fidelity classifies certain investments as illiquid based upon these criteria. Fidelity also monitors for certain market, trading and investment-specific events that may cause Fidelity to re-evaluate an investment's liquidity status and may lead to an investment being classified as illiquid. In addition, Fidelity uses a third-party to assist with the liquidity classifications of the fund's investments, which includes calculating the time to sell and settle a specified size position in a particular investment without the sale significantly changing the market value of the investment.

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has, at times, grown rapidly. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

Rating services have, in the past, lowered their long-term sovereign credit rating on the United States. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by rating services' decisions to downgrade the long-term sovereign credit rating of the United States.

Indexed Securities are instruments whose prices are indexed to the prices of other securities, securities indexes, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose values at maturity or coupon rates are determined by reference to a specific instrument, statistic, or measure.

Indexed securities also include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of particular stock indexes. Indexed securities can be affected by stock prices as well as changes in interest rates and the creditworthiness of their issuers and may not track the indexes as accurately as direct investments in the indexes.

Gold-indexed securities typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices.

Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Fidelity ® Natural Resources Fund may purchase securities indexed to the price of precious metals as an alternative to direct investment in precious metals. Because the value of these securities is directly linked to the price of gold or other precious metals, they involve risks and pricing characteristics similar to direct investments in precious metals. The fund will purchase precious metals-indexed securities only when its adviser is satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by the fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by the fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction, such as a swap transaction, a short sale, a borrowing, or other complex transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. Uncertainty may also arise upon the insolvency of a securities or commodities intermediary such as a broker-dealer or futures commission merchant with which a fund has pending transactions. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity ® fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. A Fidelity ® fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. A Fidelity ® fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity ® fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Investment-Grade Debt Securities. Investment-grade debt securities include all types of debt instruments that are of medium and high-quality. Investment-grade debt securities include repurchase agreements collateralized by U.S. Government securities as well as repurchase agreements collateralized by equity securities, non-investment-grade debt, and all other instruments in which a fund can perfect a security interest, provided the repurchase agreement counterparty has an investment-grade rating. Some investment-grade debt securities may possess speculative characteristics and may be more sensitive to economic changes and to changes in the financial conditions of issuers. An investment-grade rating means the security or issuer is rated investment-grade by a credit rating agency registered as a nationally recognized statistical rating organization (NRSRO) with the SEC (for example, Moody's Investors Service, Inc.), or is unrated but considered to be of equivalent quality by a fund's adviser. For purposes of determining the maximum maturity of an investment-grade debt security, an adviser may take into account normal settlement periods.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand. A fund may acquire loans by buying an assignment of all or a portion of the loan from a lender or by purchasing a loan participation from a lender or other purchaser of a participation.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower and/or any collateral for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Different types of assets may be used as collateral for a fund's loans and there can be no assurance that a fund will correctly evaluate the value of the assets collateralizing the fund's loans. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. In any restructuring or bankruptcy proceedings relating to a borrower funded by a fund, a fund may be required to accept collateral with less value than the amount of the loan made by the fund to the borrower. Direct indebtedness of foreign countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Loans and other types of direct indebtedness (which a fund may originate, acquire or otherwise gain exposure to) may not be readily marketable and may be subject to restrictions on resale. Some indebtedness may be difficult to dispose of readily at what the Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a fund's net asset value than if that value were based on readily available market quotations, and could result in significant variations in a fund's daily share price. Some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Direct lending and investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the lender/purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In the event of a default by the borrower, a fund may have difficulty disposing of the assets used as collateral for a loan. In addition, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest. Direct loans are typically not administered by an underwriter or agent bank. The terms of direct loans are negotiated with borrowers in private transactions. Direct loans are not publicly traded and may not have a secondary market.

A fund may seek to dispose of loans in certain cases, to the extent possible, through selling participations in the loan. In that case, a fund would remain subject to certain obligations, which may result in expenses for a fund and certain additional risks.

Direct indebtedness may include letters of credit, revolving credit facilities, or other standby financing commitments that obligate lenders/purchasers, including a fund, to make additional cash payments on demand. These commitments may have the effect of requiring a lender/purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

In the process of originating, buying, selling and holding loans, a fund may receive and/or pay certain fees. These fees are in addition to the interest payments received and may include facility, closing or upfront fees, commitment fees and commissions. A fund may receive or pay a facility, closing or upfront fee when it buys or sells a loan. A fund may receive a commitment fee throughout the life of the loan or as long as the fund remains invested in the loan (in addition to interest payments) for any unused portion of a committed line of credit. Other fees received by the fund may include prepayment fees, covenant waiver fees, ticking fees and/or modification fees. Legal fees related to the originating, buying, selling and holding loans may also be borne by the fund (including legal fees to assess conformity of a loan investment with 1940 Act provisions).

When engaging in direct lending, if permitted by its investment policies, a fund's performance may depend, in part, on the ability of the fund to originate loans on advantageous terms. A fund may compete with other lenders in originating and purchasing loans. Increased competition for, or a diminished available supply of, qualifying loans could result in lower yields on and/or less advantageous terms for such loans, which could reduce fund performance.

For a Fidelity ® fund that limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry, the fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require a fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

If permitted by its investment policies, a fund may also obtain exposure to the lending activities described above indirectly through its investments in underlying Fidelity ® funds or other vehicles that may engage in such activities directly.

Covenant-Lite Obligations. A fund can invest in or be exposed to loans and other similar debt obligations that are sometimes referred to as "covenant-lite" loans or obligations (covenant-lite obligations), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower's operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; however, in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend, or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility, or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a traditional investment, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of various financial metrics; however, in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in (i) more limited access to financial information, (ii) difficulty evaluating the borrower's financial performance over time and/or (iii) delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies, and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Lower-Quality Debt Securities. Lower-quality debt securities include all types of debt instruments that have poor protection with respect to the payment of interest and repayment of principal, or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may affect the liquidity of lower-quality debt securities and the ability of outside pricing services to value lower-quality debt securities.

Because the risk of default is higher for lower-quality debt securities, research and credit analysis are an especially important part of managing securities of this type. Such analysis may focus on relative values based on factors such as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer, in an attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future.

A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

Precious Metals. Precious metals, such as gold, silver, platinum, and palladium, at times have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of gold and other precious metals, however, are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. Investments in precious metals can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations. Although precious metals can be purchased in any form, including bullion and coins, a Fidelity ® fund intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. A fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.

For a fund to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's gross income for its taxable year. This tax requirement could cause a fund to hold or sell precious metals or securities when it would not otherwise do so.

Real Estate Investment Trusts (REITs). Equity REITs own real estate properties, while mortgage REITs make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity ® fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities (including Private Placements) are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities, including private placements of private and public companies, generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity ® fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage. Under SEC requirements, a fund needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements and similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions.

SEC Rule 18f-4.   In October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the "rule"). Subject to certain exceptions, the rule requires the funds to trade derivatives and certain other transactions that create future payment or delivery obligations subject to a value-at-risk (VaR) leverage limit and to certain derivatives risk management program, reporting and board oversight requirements. Generally, these requirements apply to any fund engaging in derivatives transactions unless a fund satisfies a "limited derivatives users" exception, which requires the fund to limit its gross notional derivatives exposure (with certain exceptions) to 10% of its net assets and to adopt derivatives risk management procedures. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund's asset coverage ratio or treat all such transactions as derivatives transactions. The SEC also provided guidance in connection with the final rule regarding the use of securities lending collateral that may limit securities lending activities. In addition, under the rule, a fund may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the "Delayed-Settlement Securities Provision"). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the fund treats any such transaction as a derivatives transaction for purposes of compliance with the rule. Furthermore, under the rule, a fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the funds to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and the other relevant transactions as part of its investment strategies. These requirements also may increase the cost of the fund's investments and cost of doing business, which could adversely affect investors.

Securities Lending. A Fidelity ® fund may lend securities to parties such as broker-dealers or other institutions, including an affiliate, National Financial Services LLC (NFS). Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. For a Fidelity ® fund, loans will be made only to parties deemed by the fund's adviser to be in good standing and when, in the adviser's judgment, the income earned would justify the risks.

The Fidelity ® funds have retained agents, including NFS, an affiliate of the funds, to act as securities lending agent. If NFS acts as securities lending agent for a fund, it is subject to the overall supervision of the fund's adviser, and NFS will administer the lending program in accordance with guidelines approved by the fund's Trustees.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

Securities of Other Investment Companies , including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies such as mutual funds and ETFs, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies (including investment companies managed by the Adviser and its affiliates) involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses, unless such fees have been waived by the Adviser. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market. Similarly, ETFs trade on a securities exchange and may trade at a premium or a discount to their NAV.

The securities of closed-end funds may be leveraged. As a result, a fund may be indirectly exposed to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose a fund to higher volatility in the market value of such securities and the possibility that the fund's long-term returns on such securities will be diminished.

A fund's ability to invest in securities of other investment companies may be limited by federal securities laws. To the extent a fund acquires securities issued by unaffiliated investment companies, the Adviser's access to information regarding such underlying fund's portfolio may be limited and subject to such fund's policies regarding disclosure of fund holdings.

A fund that seeks to track the performance of a particular index could invest in investment companies that seek to track the performance of indexes other than the index that the fund seeks to track.

Short Sales "Against the Box" are short sales of securities that a fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

Special Purpose Acquisition Companies (SPACs). A fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool money to seek potential acquisition opportunities. SPACs are collective investment structures formed to raise money in an initial public offering for the purpose of merging with or acquiring one or more operating companies (the "de-SPAC Transaction"). Until an acquisition is completed, a SPAC generally invests its assets in US government securities, money market securities and cash. In connection with a de-SPAC Transaction, the SPAC may complete a PIPE (private investment in public equity) offering with certain investors. A fund may enter into a contingent commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its de-SPAC Transaction.

Because SPACs do not have an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC's management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. An investment in a SPAC is subject to a variety of risks, including that (i) an attractive acquisition or merger target may not be identified at all and the SPAC will be required to return any remaining monies to shareholders; (ii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (iii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time; (iv) no or only a thinly traded market for shares of or interests in a SPAC may develop, leaving a fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the fund believes is the SPAC interest's intrinsic value; (v) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of shareholders; (vi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (vii) the warrants or other rights with respect to the SPAC held by a fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (viii) a fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; and (ix) a significant portion of the monies raised by the SPAC for the purpose of identifying and effecting an acquisition or merger may be expended during the search for a target transaction.

Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold, but only pursuant to an effective registration statement or other exemption from registration. The securities issued by a SPAC, which are typically traded either in the OTC market or on an exchange, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

Structured Securities (also called "structured notes") are derivative debt securities, the interest rate on or principal of which is determined by an unrelated indicator. The value of the interest rate on and/or the principal of structured securities is determined by reference to changes in the value of a reference instrument (e.g., a security or other financial instrument, asset, currency, interest rate, commodity, or index) or the relative change in two or more reference instruments. A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. In addition, because structured securities generally are traded OTC, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.

Temporary Defensive Policies. Each of Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity ® fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements or money market funds. Any balances that are not invested in repurchase agreements or money market funds remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Zero Coupon Bonds do not make interest payments; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed-income securities when interest rates change. In calculating a fund's dividend, a portion of the difference between a zero coupon bond's purchase price and its face value is considered income.

In addition to the investment policies and limitations discussed above, a fund is subject to the additional operational risk discussed below.

Considerations Regarding Cybersecurity. With the increased use of technologies such as the Internet to conduct business, a fund's service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through "hacking" or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting a fund's manager, any sub-adviser and other service providers (including, but not limited to, fund accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a fund's ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

While a fund's service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, a fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect a fund or its shareholders. A fund and its shareholders could be negatively impacted as a result.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by Fidelity Management & Research Company LLC (FMR or the Adviser) pursuant to authority contained in the management contract.

To the extent that the Adviser grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from the Adviser's policies, may apply to that fund, subject to applicable law.

The Adviser or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

A fund will not incur any commissions or sales charges when it invests in shares of certain pooled investment vehicles (including any underlying Central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or OTC are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of each fund periodically review the Adviser's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

The Selection of Securities Brokers and Dealers

The Adviser or its affiliates generally have authority to select brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting brokers, including affiliates of the Adviser, to execute a fund's portfolio securities transactions, the Adviser or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to the Adviser's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, the Adviser or its affiliates may choose to execute an order using ECNs, including broker-sponsored algorithms, internal crossing, or by verbally working an order with one or more brokers. Other possibly relevant factors include, but are not limited to, the following: price; costs; the size, nature and type of the order; the speed of execution; financial condition and reputation of the broker; broker specific considerations (e.g., not all brokers are able to execute all types of trades); broker willingness to commit capital; the nature and characteristics of the markets in which the security is traded; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; confidentiality and the potential for information leakage; the nature or existence of post-trade clearing, settlement, custody and currency convertibility mechanisms; and the provision of additional brokerage and research products and services, if applicable and where allowed by law.

In seeking best execution for portfolio securities transactions, the Adviser or its affiliates may from time to time select a broker that uses a trading method, including algorithmic trading, for which the broker charges a higher commission than its lowest available commission rate. The Adviser or its affiliates also may select a broker that charges more than the lowest commission rate available from another broker. Occasionally the Adviser or its affiliates execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of the Adviser or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant is generally based on the overall quality of execution and other services provided by the futures commission merchant. The Adviser or its affiliates execute futures transactions verbally and electronically.

The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of the Adviser) that execute transactions for a fund managed outside of the European Union or the United Kingdom may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to the Adviser or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law, but are not limited to: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in video and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. The Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement the Adviser's or its affiliates' own research activities in providing investment advice to the funds.

Execution Services. In addition, when permissible under applicable law, brokerage and research products and services include those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although the Adviser or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services or eligible external research under MiFID II and FCA regulations (as defined below), where allowed by applicable law, they, at times, will use commission dollars to obtain certain products or services that are not used exclusively in the Adviser's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, the Adviser or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services or eligible external research with their own resources (referred to as "hard dollars").

Benefit to the Adviser. The Adviser's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. Therefore, an economic incentive exists for the Adviser and/or its affiliates to select or recommend a broker-dealer based on its interest in receiving the brokerage and research products and services, rather than on the Adviser's or its affiliates' funds interest in receiving most favorable execution. The Adviser and its affiliates manage the receipt of brokerage and research products and services and the potential for conflicts through its Commission Uses Program. The Commission Uses Program effectively "unbundles" commissions paid to brokers who provide brokerage and research products and services, i.e., commissions consist of an execution commission, which covers the execution of the trade (including clearance and settlement), and a research charge, which is used to cover brokerage and research products and services. Those brokers have client commission arrangements (each a CCA) in place with the Adviser and its affiliates (each of those brokers referred to as CCA brokers). In selecting brokers for executing transactions on behalf of the fund, the trading desks through which the Adviser or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the CCA broker provides. Commissions paid to a CCA broker include both an execution commission and a research charge, and while the CCA broker receives the entire commission, it retains the execution commission and either credits or transmits the research portion (also known as "soft dollars") to a CCA pool maintained by each CCA broker. Soft dollar credits (credits) accumulated in CCA pools are used to pay research expenses. In some cases, the Adviser or its affiliates may request that a broker that is not a party to any particular transaction provide a specific proprietary or third-party product or service, which would be paid with credits from the CCA pool. The administration of brokerage and research products and services is managed separately from the trading desks, and traders have no responsibility for administering the research program, including the payment for research. The Adviser and/or its affiliates, at times, use a third-party aggregator to facilitate payments to research providers. Where an aggregator is involved, the aggregator would maintain credits in an account that is segregated from the aggregator's proprietary assets and the assets of its other clients and uses those credits to pay research providers as instructed by the Adviser or its affiliates. Furthermore, where permissible under applicable law, certain of the brokerage and research products and services that the Adviser or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to the Adviser or its affiliates or have no explicit cost associated with them. In addition, the Adviser or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

The Adviser's Decision-Making Process. In connection with the allocation of fund brokerage, the Adviser and/or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to the Adviser and/or its affiliates, viewed in terms of the particular transaction for a fund or the Adviser's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which the Adviser or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage does not benefit all funds and certain funds will receive the benefit of the brokerage and research product or services obtained with other funds' commissions. As required under applicable laws or fund policy, commissions generated by certain funds may only be used to obtain certain brokerage and research products and services. As a result, certain funds will pay more proportionately for certain types of brokerage and research products and services than others, while the overall amount of brokerage and research products and services paid by each fund continues to be allocated equitably. While the Adviser and its affiliates take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither the Adviser, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, for funds managed by the Adviser or its affiliates outside of the European Union or the United Kingdom, these brokerage and research products and services assist the Adviser or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which the Adviser or its affiliates may have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that also benefit other funds or accounts managed by the Adviser or its affiliates, and not every fund or investment account uses the brokerage and research products and services that may have been acquired through that fund's commissions.

Research Contracts. The Adviser and/or its affiliates have arrangements with certain third-party research providers and brokers through whom the Adviser and/or its affiliates effect fund trades, whereby the Adviser and/or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, the Adviser and/or its affiliates, at times, will cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to the Adviser and/or its affiliates, or that may be available from another broker. The Adviser's and/or its affiliates' determination to pay for research products and services separately is wholly voluntary on the Adviser's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Funds Managed within the European Union or the United Kingdom. The Adviser and its affiliates have established policies and procedures relating to brokerage commission uses in compliance with the revised Markets in Financial Instruments Directive in the European Union, commonly referred to as "MiFID II", as implemented in the United Kingdom through the Conduct of Business Sourcebook Rules of the UK Financial Conduct Authority (the FCA), where applicable.

Funds, or portions thereof, that are managed within the United Kingdom by FMR Investment Management (UK) Limited (FMR UK) use research payment accounts (RPAs) to cover costs associated with equity and high income external research that is consumed by those funds or investment accounts in accordance with MiFID II and FCA regulations. With RPAs, funds pay for external research through a separate research charge that is generally assessed and collected alongside the execution commission. For funds that use an RPA, FMR UK establishes a research budget. The budget is set by first grouping funds or investment accounts by strategy (e.g., asset allocation, blend, growth, etc.), and then determining what external research is consumed to support the strategies and portfolio management services provided within the European Union or the United Kingdom. In this regard, research budgets are set by research needs and are not otherwise linked to the volume or value of transactions executed on behalf of the fund or investment account. For funds where portions are managed both within and outside of the United Kingdom, external research may be paid using both a CCA and an RPA. Determinations of what is eligible research and how costs are allocated are made in accordance with the Adviser's and its affiliates' policies and procedures. Costs for research consumed by funds that use an RPA will be allocated among the funds or investment accounts within defined strategies pro rata based on the assets under management for each fund or investment account. While the research charge paid on behalf of any one fund that uses an RPA varies over time, the overall research charge determined at the fund level on an annual basis will not be exceeded.

FMR UK is responsible for managing the RPA and may delegate its administration to a third-party administrator for the facilitation of the purchase of external research and payments to research providers. RPA assets will be maintained in accounts at a third-party depository institution, held in the name of FMR UK. FMR UK provides on request, a summary of: (i) the providers paid from the RPA; (ii) the total amount they were paid over a defined period; (iii) the benefits and services received by FMR UK; and (iv) how the total amount spent from the RPA compares to the research budget set for that period, noting any rebate or carryover if residual funds remain in the RPA.

Impacted funds, like those funds that participate in CCA pools, at times, will make payments to a broker that include both an execution commission and a research charge, but unlike CCAs (for which research charges may be retained by the CCA broker and credited to the CCA, as described above), the broker will receive separate payments for the execution commission and the research charge and will promptly remit the research charge to the RPA. Assets in the RPA are used to satisfy external research costs consumed by the funds.

If the costs of paying for external research exceed the amount initially agreed in relation to funds in a given strategy, the Adviser or its affiliates may continue to charge those funds or investment accounts beyond the initially agreed amount in accordance with MiFID II, continue to acquire external research for the funds or investment accounts using its own resources, or cease to purchase external research for those funds or investment accounts until the next annual research budget. If assets for specific funds remain in the RPA at the end of a period, they may be rolled over to the next period to offset next year's research charges for those funds or rebated to those funds.

Funds managed by FMR UK that trade only fixed income securities will not participate in RPAs because fixed income securities trade based on spreads rather than commissions, and thus unbundling the execution commission and research charge is impractical. Therefore, FMR UK and its affiliates have established policies and procedures to ensure that external research that is paid for through RPAs is not made available to FMR UK portfolio managers that manage fixed income funds or investment accounts in any manner inconsistent with MiFID II and FCA regulations.

Commission Recapture

From time to time, the Adviser or its affiliates engages in brokerage transactions with brokers (who are not affiliates of the Adviser) who have entered into arrangements with the Adviser or its affiliates under which the broker will, at times, rebate a portion of the compensation paid by a fund (commission recapture). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

The Adviser or its affiliates place trades with certain brokers, including NFS, through its Fidelity Capital Markets (FCM) division, and Kezar Trading, LLC (Kezar Trading), with whom they are under common control or otherwise affiliated, provided the Adviser or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds and subject to other applicable law. In addition, from time to time, the Adviser or its affiliates place trades with brokers that use NFS or Fidelity Clearing Canada ULC (FCC) as a clearing agent and/or use Level ATS, an alternative trading system that is deemed to be affiliated with the Adviser, for execution services.

In certain circumstances, trades are executed through alternative trading systems or national securities exchanges in which the Adviser or its affiliates have an interest. Any decision to execute a trade through an alternative trading system or exchange in which the Adviser or its affiliates have an interest would be made in accordance with applicable law, including best execution obligations. For trades placed on such a system or exchange, not limited to ones in which the Adviser or its affiliates have an ownership interest, the Adviser or its affiliates derive benefit in the form of increased valuation(s) of its equity interest, where it has an ownership interest, or other remuneration, including rebates.

The Trustees of each fund have approved procedures whereby a fund is permitted to purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-U.S. securities transactions, the Adviser or its affiliates effect spot foreign currency transactions with foreign currency dealers. In certain circumstances, due to local law and regulation, logistical or operational challenges, or the process for settling securities transactions in certain markets (e.g., short settlement periods), spot currency transactions are effected on behalf of funds by parties other than the Adviser or its affiliates, including funds' custodian banks (working through sub-custodians or agents in the relevant non-U.S. jurisdiction) or broker-dealers that executed the related securities transaction.

Trade Allocation

Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity ® funds, investment decisions for each fund are made independently from those of other Fidelity ® funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by the Adviser to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For each of Fidelity® Environment and Alternative Energy Fund and Fidelity® Natural Resources Fund, the following table shows the fund's portfolio turnover rate for the fiscal period(s) ended February 28, 2025 and February 29, 2024. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions, and/or changes in the Adviser's investment outlook.

Turnover Rates	2025	2024
Fidelity® Environment and Alternative Energy Fund	38%	35%
Fidelity® Natural Resources Fund	68%	50%

The following table shows the total amount of brokerage commissions paid by the following fund(s), comprising commissions paid on securities and/or futures transactions, as applicable, for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The total amount of brokerage commissions paid is stated as a dollar amount and a percentage of the fund's average net assets.

Fund	Fiscal Year Ended	Dollar Amount	Percentage of Average Net Assets
Fidelity® Environment and Alternative Energy Fund	2025	$89,342	0.02%
	2024	$83,790	0.02%
	2023	$140,229	0.02%
Fidelity® Natural Resources Fund	2025	$450,415	0.07%
	2024	$360,925	0.05%
	2023	$627,703	0.08%

The table below shows the total amount of brokerage commissions paid by the following fund(s) to an affiliated broker for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023. The table also shows the approximate amount of aggregate brokerage commissions paid by a fund to an affiliated broker as a percentage of the approximate aggregate dollar amount of transactions for which the fund paid brokerage commissions as well as the percentage of transactions effected by a fund through an affiliated broker, in each case for the fiscal year ended February 28, 2025. Affiliated brokers are paid on a commission basis.

Fund(s)	Fiscal Year Ended	Broker	Affiliated With	C	ommissions	Percentage of Aggregate Brokerage Commissions	Percentage of Aggregate Dollar Amount of Brokerage Transactions
Fidelity® Environment and Alternative Energy Fund	2025	FCM (A)	FMR LLC		$4,599	5.15%	11.22%
	2025	Kezar Trading	FMR LLC		$34	0.04%	0.10%
	2024	FCM	FMR LLC		$4,260
	2024	Kezar Trading	FMR LLC		$655
	2023	FCM	FMR LLC		$5,132
	2023	Kezar Trading	FMR LLC		$755
Fidelity® Natural Resources Fund	2025	FCM (A)	FMR LLC		$14,360	3.19%	10.51%
	2025	Kezar Trading	FMR LLC		$822	0.18%	0.72%
	2024	FCM	FMR LLC		$6,403
	2024	Kezar Trading	FMR LLC		$855
	2023	FCM	FMR LLC		$19,117
	2023	Kezar Trading	FMR LLC		$915

(A)The difference between the percentage of aggregate brokerage commissions paid to, and the percentage of the aggregate dollar amount of transactions effected through, an affiliated broker is a result of the low commission rates charged by an affiliated broker.

The following table shows the dollar amount of brokerage commissions paid to firms that may have provided research or brokerage services and the approximate dollar amount of the transactions involved for the fiscal year ended February 28, 2025.

Fund	Fiscal Year Ended	$ Amount of Commissions Paid to Firms for Providing Research or Brokerage Services	$ Amount of Brokerage Transactions Involved
Fidelity® Environment and Alternative Energy Fund	2025	$73,423	$340,972,411
Fidelity® Natural Resources Fund	2025	$248,840	$570,406,576

The following table shows the brokerage commissions that were allocated for research or brokerage services for the twelve-month period ended December 31, 2024.

Fund	Twelve Month Period Ended	$ Amount of Commissions Allocated for Research or Brokerage Services
Fidelity® Environment and Alternative Energy Fund	December 31, 2024	$12,076
Fidelity® Natural Resources Fund	December 31, 2024	$39,610

VALUATION

The NAV is the value of a single share. NAV is computed by adding the value of a fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.

The Board of Trustees has designated each fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee.

Shares of open-end investment companies (including any underlying Central funds) held by a fund are valued at their respective NAVs. If an underlying fund's NAV is unavailable, shares of that underlying fund will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies.

Generally, other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying Central fund, are valued as follows:

Most equity securities are valued at the official closing price or the last reported sale price or, if no sale has occurred, at the last quoted bid price on the primary market or exchange on which they are traded.

Debt securities and other assets for which market quotations are readily available may be valued at market values in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, debt securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information furnished by a pricing service are not readily available may be valued at amortized cost, which approximates current value.

Futures contracts are valued at the settlement or closing price. Options are valued at their market quotations, if available. Swaps are valued daily using quotations received from independent pricing services or recognized dealers.

Prices described above are obtained from pricing services that have been approved by the Committee. A number of pricing services are available and a fund may use more than one of these services. A fund may also discontinue the use of any pricing service at any time. A fund's adviser through the Committee engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies are translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by a pricing service as of the close of the New York Stock Exchange (NYSE), which uses a proprietary model to determine the exchange rate. Forward foreign currency exchange contracts are valued at an interpolated rate based on days to maturity between the closest preceding and subsequent settlement period reported by the third party pricing service.

Other portfolio securities and assets for which market quotations, official closing prices, or information furnished by a pricing service are not readily available or, in the opinion of the Committee, are deemed unreliable will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. For example, if, in the opinion of the Committee, a security's value has been materially affected by events occurring before a fund's pricing time but after the close of the exchange or market on which the security is principally traded, that security will be fair valued in good faith by the Committee in accordance with applicable fair value pricing policies. In fair valuing a security, the Committee may consider factors including, but not limited to, price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers, and off-exchange institutional trading. The frequency that portfolio securities or assets are fair valued cannot be predicted and may be significant.

In determining the fair value of a private placement security for which market quotations are not available, the Committee generally applies one or more valuation methods including the market approach, income approach and cost approach. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Each fund's adviser reports to the Board information regarding the fair valuation process and related material matters.

BUYING, SELLING, AND EXCHANGING INFORMATION

A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if Fidelity Management & Research Company LLC determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

Each fund, in its discretion, may determine to issue its shares in kind in exchange for securities held by the purchaser having a value, determined in accordance with the fund's policies for valuation of portfolio securities, equal to the purchase price of the fund shares issued. A fund will accept for in-kind purchases only securities or other instruments that are appropriate under its investment objective and policies. In addition, a fund generally will not accept securities of any issuer unless they are liquid, have a readily ascertainable market value, and are not subject to restrictions on resale. All dividends, distributions, and subscription or other rights associated with the securities become the property of the fund, along with the securities. Shares purchased in exchange for securities in kind generally cannot be redeemed for fifteen days following the exchange to allow time for the transfer to settle.

A fund may also effect redemptions in-kind in an effort to manage cash positions and/or to offset certain costs that arise from significant redemption activity or from portfolio turnover in connection with any type of selling activity, including portfolio repositioning and cash raises (e.g., for distributions or redemptions). This practice may benefit a fund and its shareholders by reducing the need for a fund to maintain significant cash reserves and/or to sell securities held in the fund to meet redemption requests or for other selling activities and, in so doing, avoid or reduce cash drag, transaction costs and capital gain realization that could otherwise arise from reserves maintained or securities sold. There is a risk that this activity could negatively impact the market value of the securities redeemed in-kind and, in turn, the NAV of the fund.

With respect to these redemptions in-kind, shareholders will receive either a pro rata basket or a custom basket of securities valued as they are for purposes of computing a fund's NAV. The custom basket includes only securities that have been disclosed in the fund's most recent public holdings disclosure.

DISTRIBUTIONS AND TAXES

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders. A portion of each fund's dividends, when distributed to individual shareholders, may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). Distributions by a fund to tax-advantaged retirement plan accounts are not taxable currently (but you may be taxed later, upon withdrawal of your investment from such account). Use of derivatives may increase taxable income and capital gains.

Capital Gain Distributions. Unless your shares of a fund are held in a tax-advantaged retirement plan, each fund's long-term capital gain distributions are federally taxable to shareholders generally as capital gains.

The following table shows a fund's aggregate capital loss carryforward as of February 28, 2025, which is available to offset future capital gains. A fund's ability to utilize its capital loss carryforwards in a given year or in total may be limited.

Fund	Capital Loss Carryforward (CLC)
Fidelity® Environment and Alternative Energy Fund	$47,456,020
Fidelity® Natural Resources Fund	$144,923,534

Returns of Capital. If a fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable but will reduce each shareholder's cost basis in the fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold in taxable accounts.

Foreign Tax Credit or Deduction. Foreign governments may impose withholding taxes on dividends and interest earned by a fund with respect to foreign securities held directly by a fund. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities held directly by a fund. As a general matter, if, at the close of its fiscal year, more than 50% of a fund's total assets is invested in securities of foreign issuers, the fund may elect to pass through eligible foreign taxes paid and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements with respect to fund shares, a credit on their individual tax returns. In addition, if at the close of each quarter of its fiscal year at least 50% of a fund's total assets is represented by interests in other regulated investment companies, the same rules will apply to any foreign tax credits that underlying funds pass through to the fund. Special rules may apply to the credit for individuals who receive dividends qualifying for the long-term capital gains tax rate.

Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Each of the Trustees oversees 324 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity ® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's alternative investment, investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity ® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Cellardoor Winery. Previously, Ms. Doulton owned and operated Phi Builders + Architects (through 2023).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Chair of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Trustee and Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity ® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Vijay C. Advani (1960)

Year of Election or Appointment: 2023

Trustee

Mr. Advani also serves as Trustee of other Fidelity ® funds. Previously, Mr. Advani served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to his retirement, Mr. Advani served as Executive Chairman (2020-2022), Chief Executive Officer (2017-2020) and Chief Operating Officer (2016-2017) of Nuveen (global investment manager). He also served in various capacities at Franklin Resources (global investment manager), including Co-President (2015-2016), Executive Vice President, Global Advisory Services (2008-2015), Head of Global Retail Distribution (2005-2008), Executive Managing Director, International Retail Development (2002-2005), Managing Director, Product Developments, Sales & Marketing, Asia, Eastern Europe and Africa (2000-2002) and President, Templeton Asset Management India (1995-2000). Mr. Advani also served as Senior Investment Officer of International Finance Corporation (private equity and venture capital arm of The World Bank, 1984-1995). Mr. Advani is Chairman Emeritus of the U.S. India Business Council (2018-present), a Director of The Global Impact Investing Network (2019-present), a Director of LOK Capital (Mauritius) (2022-present), a member of the Advisory Council of LOK Capital (2022-present), a Senior Advisor of Neuberger Berman (2021-present), a Senior Advisor of Seviora Holdings Pte. Ltd (Temasek-Singapore) (2021-present), a Director of Seviora Capital (Singapore) (2021-present) and an Advisor of EQUIAM (2021-present). Mr. Advani formerly served as a member of the Board of BowX Acquisition Corp. (special purpose acquisition company, 2020-2021), a member of the Board of Intellecap (advisory arm of The Aavishkaar Group, 2018-2020), a member of the Board of Nuveen Investments, Inc. (2017-2020) and a member of the Board of Docusign (software, 2016-2019).

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity ® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Chief of Engineers and Commanding General, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance & Sustainability Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present), as a member of the Board of HireVue, Inc. (video interview and assessment, 2020-present), as a member of the Board of Allonnia (biotechnology and engineering solutions, 2022-present), on the Advisory Board of Hilco Redevelopment Partners (a real estate investment and redevelopment company, 2021-present), and on the Advisory Board of Solugen, Inc. (specialty bio-based chemicals manufacturer, 2022-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity ® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity ® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) of the Board of United Way of New York. Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity ® funds (2015-2018) and as a member of the Board of The Leadership Academy (previously NYC Leadership Academy) (2012-2022).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity ® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee and Chair of the Compensation Committee of two Blackstone business development companies (2020-present), as a member of the Board of Treliant, LLC (consulting, 2019-present), as a member of the Advisory Board of Equity Alliance (private equity, 2020-present) and as a member of the Board of Ariel Alternatives, LLC (private equity, 2020-present). Ms. Fuller previously served as a member of the Board and Chair of the Audit Committee of Gusto, Inc. (software, 2021-2023). In addition, Ms. Fuller currently serves as a member of the Executive Board of New York University's Stern School of Business (2022-present) and as a member of the Board of the Robert Wood Johnson Foundation (2023-present). Ms. Fuller previously served as a member of the Board of Roosevelt University (2019-2024) and as a member of the Board, Audit Committee and Environmental, Health and Safety Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-2021).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Audit Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee and Chair of the Executive Development and Compensation Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity ®  funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity ®  funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy served as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-2021). Mr. Kennedy serves as a Director of the Board of Directors of Textron Inc. (aerospace and defense, 2023-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present), a member of the Board of Archer Aviation Inc. (2021-present), a member of the Defense Business Board of the United States Department of Defense (2021-present) and a member of the Board of Salesforce.com, Inc. (cloud-based software, 2022-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity ® funds (2021).

Karen B. Peetz (1955)

Year of Election or Appointment: 2024

Trustee

Ms. Peetz also serves as Trustee of other Fidelity ® funds. Previously, Ms. Peetz served as a member of the Advisory Board of certain Fidelity ® funds (2023-2024). Prior to her retirement, Ms. Peetz served as Chief Administration Officer (2020-2023) of Citigroup Inc. (a diversified financial service company). She also served in various capacities at Bank of New York Mellon Corporation, including President (2013-2016), Vice Chairman, Senior Executive Vice President and Chief Executive Officer of Financial Markets & Treasury Services (2010-2013), Senior Executive Vice President and Chief Executive Officer of Global Corporate Trust (2003-2008), Senior Vice President and Division Manager of Global Payments & Trade Services (2002-2003) and Senior Vice President and Division Manager of Domestic Corporate Trust (1998-2002). Ms. Peetz also served in various capacities at Chase Manhattan Corporation (1982-1998), including Senior Vice President and Manager of Corporate Trust International Business (1996-1998), Managing Director and Manager of Corporate Trust Services (1994-1996) and Managing Director and Group Manager of Financial Institution Sales (1990-1993). Ms. Peetz currently serves as Chair of Amherst Holdings Advisory Council (2018-present), Trustee of Johns Hopkins University (2016-present), Chair of the Carey Business School Advisory Council, Member of the Johns Hopkins Medicine Board and Finance Committee and Chair of the Lyme and Tick Related Disease Institute Advisory Council. Ms. Peetz previously served as a member of the Board of Guardian Life Insurance Company of America (2019-2023), a member of the Board of Trane Technologies (2018-2022), a member of the Board of Wells Fargo Corp. (2017-2019), a member of the Board of SunCoke Energy Inc. (2012-2016), a member of the Board of Private Export Funding Corporation (2010-2016) and as a Trustee of Penn State University (2010-2014) and the United Way of New York City (2008-2010).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity ® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Director (2013-present) and Non-Executive Chairman of the Board (2022-present) of Interpublic Group of Companies, Inc. (marketing communication). Mr. Thomas previously served as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-2023).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Executive Committee, Corporate Governance Committee and Organization and Compensation Committee and as Lead Director of the Board of Public Service Enterprise Group, Inc. (utilities company, 2012-present) and as a member of the Board of its subsidiary company, Public Service Electric and Gas Co. (2021-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company - America (2009-present) and as a member and Vice Chair of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity ® funds (2020), as a member of the Board of the Columbus Association for the Performing Arts (2011-2023), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2008

Trustee

Mr. Wiley also serves as Trustee of other Fidelity ® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity ® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations+

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity ® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Heather Bonner (1977)

Year of Election or Appointment: 2023

Assistant Treasurer

Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present)and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner was Managing Director at AQR Capital Management (2013-2022) and Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).

Craig S. Brown (1977)

Year of Election or Appointment: 2022

Deputy Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).

Stephanie Caron (1969)

Year of Election or Appointment: 2024

Chief Financial Officer

Ms. Caron also serves as Chief Financial Officer of other funds. Ms. Caron is Head of Fidelity Fund and Investment Operations (2024-present) and is an employee of Fidelity Investments. Ms. Caron serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously, Ms. Caron was Head of Investment Services for Strategic Advisers LLC (investment adviser firm, 2019-2024).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. Mr. Coffey is a Senior Vice President, Deputy General Counsel (2010-present)and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, or Senior Vice President of certain Fidelity entities and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen is Co-Head of Equity (2018-present)and is an employee of Fidelity Investments. Mr. Cohen serves as President or Director of certain Fidelity entities. Previously, Mr. Cohen was Executive Vice President of Fidelity SelectCo, LLC (2019)and Head of Global Equity Research (2016-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding is Co-Head of Equity (2018-present) and is an employee of Fidelity Investments. Previously, Ms. Holding was Executive Vice President of Fidelity SelectCo, LLC (2019) and Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Nicole Macarchuk (1968)

Year of Election or Appointment: 2024

Secretary and Chief Legal Officer (CLO)

Ms. Macarchuk also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Macarchuk is a Senior Vice President, Deputy General Counsel (2024-present) and is an employee of Fidelity Investments (2024-present). Prior to joining Fidelity, Ms. Macarchuk was a Partner at Dechert LLP (law firm, 2022-2024), where she focused her corporate practice on financial services and asset management industry. Prior to joining Dechert LLP, Ms. Macarchuk was Managing Director, Chief Operating Officer and General Counsel for Angel Island Capital, LLC (2019-2022) and Managing Director, General Counsel Public Markets at Kohlberg Kravis Roberts & Co. (2010-2019).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher is a Senior Vice President (2023-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a Senior Vice President of Asset Management Compliance (2020-present) and is an employee of Fidelity Investments. Mr. Pogorelec serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2023-present) and Ballyrock Investment Advisors LLC (2023-present). Previously, Mr. Pogorelec was Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and served as Assistant Secretary of certain Fidelity® funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.

Joyce Todisco (1983)

Year of Election or Appointment: 2024

Assistant Treasurer

Ms. Todisco also serves as an officer of other funds. Ms. Todisco is a Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Todisco serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2024-present). Prior to joining Fidelity, Ms. Todisco was a Director in the asset and wealth management practice of PricewaterhouseCoopers LLP (2017-2022).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).

+ The information includes principal occupation during the last five years.

Standing Committees of the Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has 9 standing committees. The members of each committee are Independent Trustees. Advisory Board members may be invited to attend meetings of the committees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Thomas currently serving as Chair and Mr. Wiley serving as Vice Chair. The committee serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee also considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee also monitors additional issues including the nature, levels and quality of services provided to shareholders and significant litigation. The committee also has oversight of compliance issues not specifically within the scope of any other committee. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR.

The Fair Value Oversight Committee is composed of Mses. Fuller (Chair) and Tomasky, and Messrs. Advani, Bostick, and Donahue. The Fair Value Oversight Committee oversees the valuation of fund investments by the valuation designee, receives and reviews related reports and information, and monitors matters of disclosure to the extent required to fulfill its statutory responsibilities.

The Board of Trustees has established two Fund Oversight Committees: the Equity I Committee (composed of Ms. Tomasky (Chair) and Messrs. Advani, Bostick, Donahue, and Munoz) and the Equity II Committee (composed of Messrs. Kennedy (Chair), Thomas, and Wiley, and Mses. Fuller, Kampling, and Peetz). Each committee develops an understanding of and reviews the investment objectives, policies, and practices of each fund under its oversight. Each committee also monitors investment performance, compliance by each relevant fund with its investment policies and restrictions and reviews appropriate benchmarks, competitive universes, unusual or exceptional investment matters, the personnel and other resources devoted to the management of each fund and all other matters bearing on each fund's investment results. Each committee will review and recommend any required action to the Board in respect of specific funds, including new funds, changes in fundamental and non-fundamental investment policies and restrictions, partial or full closing to new investors, fund mergers, fund name changes, and liquidations of funds. The members of each committee may organize working groups to make recommendations concerning issues related to funds that are within the scope of the committee's review. These working groups report to the committee or to the Independent Trustees, or both, as appropriate. Each working group may request from FMR such information from FMR as may be appropriate to the working group's deliberations.

The Shareholder, Distribution, Brokerage and Proxy Voting Committee is composed of Ms. Kampling (Chair) and Messrs. Kennedy, Munoz, Thomas, and Wiley. Regarding shareholder services, the committee considers the structure and amount of the funds' transfer agency fees and fees, including direct fees to investors (other than sales loads), such as bookkeeping and custodial fees, and the nature and quality of services rendered by FMR and its affiliates or third parties (such as custodians) in consideration of these fees. The committee also considers other non-investment management services rendered to the funds by FMR and its affiliates, including pricing and bookkeeping services. The committee monitors and recommends policies concerning the securities transactions of the funds, including brokerage. The committee periodically reviews the policies and practices with respect to efforts to achieve best execution, commissions paid to firms supplying research and brokerage services or paying fund expenses, and policies and procedures designed to assure that any allocation of portfolio transactions is not influenced by the sale of fund shares. The committee also monitors brokerage and other similar relationships between the funds and firms affiliated with FMR that participate in the execution of securities transactions. Regarding the distribution of fund shares, the committee considers issues bearing on the various distribution channels employed by the funds, including issues regarding Rule 18f-3 plans and related consideration of classes of shares, sales load structures (including breakpoints), load waivers, selling concessions and service charges paid to intermediaries, Rule 12b-1 plans, contingent deferred sales charges, and finder's fees, and other means by which intermediaries are compensated for selling fund shares or providing shareholder servicing, including revenue sharing. The committee also considers issues bearing on the preparation and use of advertisements and sales literature for the funds, policies and procedures regarding frequent purchase of fund shares, and selective disclosure of portfolio holdings. Regarding proxy voting, the committee reviews the fund's proxy voting guidelines and changes thereto, and reviews the manner in which the guidelines have been applied. The committee will receive information on the manner in which proxy votes have been cast under the proxy voting guidelines and on general engagements between the fund's investment advisers and portfolio companies concerning matters presented to shareholders for approval. The committee will also receive reports on any issues relating to the fund's annual voting report filed with the SEC on Form N-PX. The committee will receive reports concerning the implementation of procedures and controls designed to assure that the proxy voting guidelines are implemented in accordance with their terms. The committee will receive reports with respect to steps taken by FMR to assure that proxy voting has been done without regard to any other FMR relationships, business or otherwise, with that portfolio company. The committee will make recommendations to the Board concerning the casting of proxy votes in circumstances where FMR has determined that, because of a conflict of interest, the proposal to be voted on should be reviewed by the Board.

The Audit Committee is composed of Messrs. Donahue (Chair), Advani, and Kennedy, and Mses. Peetz and Tomasky. All committee members must be able to read and understand fundamental financial statements, including a company's balance sheet, income statement, and cash flow statement. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee meets separately at least annually with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' independent auditors, and with the funds' CCO. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the independent auditors employed by the funds. The committee assists the Trustees in fulfilling their responsibility to oversee: (i) the systems relating to internal control over financial reporting of the funds and the funds' service providers; (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) the handling of whistleblower reports relating to internal accounting and/or financial control matters; (v) the accounting policies and disclosures of the funds; and (vi) studies of fund profitability and other comparative analyses relevant to the board's consideration of the investment management contracts for the funds. The committee considers and acts upon (i) the provision by any independent auditor of any non-audit services for any fund, and (ii) the provision by any independent auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. In furtherance of the foregoing, the committee has adopted (and may from time to time amend or supplement) and provides oversight of policies and procedures for non-audit engagements by independent auditors of the funds. The committee is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any independent auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the independent auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. It will discuss regularly and oversee the review of internal controls of and the management of risks by the funds and their service providers with respect to accounting and financial matters (including financial reporting relating to the funds), including a review of: (i) any significant deficiencies or material weaknesses in the design or operation of internal control over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers' internal control over financial reporting. The committee will also review periodically the funds' major exposures relating to internal control over financial reporting and the steps that have been taken to monitor and control such exposures. In connection to such reviews the committee will receive periodic reports on the funds' service providers' internal control over financial reporting. It will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Compliance Committee or the Operations Committee. The Chair of the Audit Committee will coordinate with the Chairs of other committees, as appropriate. The committee reviews at least annually a report from each independent auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process, will discuss with FMR, the funds' Treasurer, independent auditors and, if appropriate, internal audit personnel of FMR LLC, their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' Treasurer, independent auditor, and internal audit personnel of FMR LLC and, as appropriate, legal counsel the results of audits of the funds' financial statements.

The Governance and Nominating Committee is composed of Messrs. Thomas (Chair), Donahue, and Wiley, and Ms. Fuller. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance, and other developments in mutual fund governance. The committee reports regularly to the Independent Trustees with respect to these activities. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and of each committee and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee shall have authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider Independent Trustee candidates to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser, or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee.

The Compliance Committee is composed of Messrs. Wiley (Chair), Bostick, and Munoz, and Mses. Fuller, Kampling, and Peetz. The committee oversees the administration and operation of the compliance policies and procedures of the funds and their service providers as required by Rule 38a-1 of the 1940 Act. The committee is responsible for the review and approval of policies and procedures relating to (i) provisions of the Code of Ethics, (ii) anti-money laundering requirements, (iii) compliance with investment restrictions and limitations, (iv) privacy, (v) recordkeeping, and (vi) other compliance policies and procedures which are not otherwise delegated to another committee. The committee has responsibility for recommending to the Board the designation of a CCO of the funds. The committee serves as the primary point of contact between the CCO and the Board, oversees the annual performance review and compensation of the CCO, and makes recommendations to the Board with respect to the removal of the appointed CCO, as appropriate. The committee receives reports of significant correspondence with regulators or governmental agencies, employee complaints or published reports which raise concerns regarding compliance matters, and copies of significant non-routine correspondence with the SEC. The committee receives reports from the CCO including the annual report concerning the funds' compliance policies as required by Rule 38a-1, quarterly reports in respect of any breaches of fiduciary duty or violations of federal securities laws, and reports on any other compliance or related matters that would otherwise be subject to periodic reporting or that may have a significant impact on the funds. The committee will recommend to the Board, what actions, if any, should be taken with respect to such reports.

The Research Committee is composed of all of the Independent Trustees, with Mr. Bostick currently serving as Chair. The Committee's purpose is to assess the quality of the investment research available to FMR's investment professionals. As such, the Committee reviews information pertaining to the sources of such research, the categories of research, the manner in which the funds bear the cost of research, and FMR's internal research capabilities, including performance metrics, interactions between FMR portfolio managers and research analysts, and the professional quality of analysts in research careers. Where necessary, the Committee recommends actions with respect to various reports providing information on FMR's research function.

During the fiscal year ended February 28, 2025, each committee held the number of meetings shown in the table below:

COMMITTEE	NUMBER OF MEETINGS HELD
Operations Committee	10
Fair Value Oversight Committee	5
Equity I Committee	6
Equity II Committee	6
Shareholder, Distribution, Brokerage, and Proxy Voting Committee	7
Audit Committee	4
Governance and Nominating Committee	9
Compliance Committee	5
Research Committee	8

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2024.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	BETTINA DOULTON	ROBERT A LAWRENCE
Fidelity® Environment and Alternative Energy Fund	none	none
Fidelity® Natural Resources Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES	VIJAY ADVANI	THOMAS P BOSTICK	DONALD F DONAHUE	VICKI L FULLER
Fidelity® Environment and Alternative Energy Fund	over $100,000	none	none	none
Fidelity® Natural Resources Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

DOLLAR RANGE OF FUND SHARES	PATRICIA L KAMPLING	THOMAS A KENNEDY	OSCAR MUNOZ	KAREN PEETZ
Fidelity® Environment and Alternative Energy Fund	none	none	none	none
Fidelity® Natural Resources Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	none	over $100,000

DOLLAR RANGE OF FUND SHARES	DAVID M THOMAS	SUSAN TOMASKY	MICHAEL E WILEY
Fidelity® Environment and Alternative Energy Fund	none	none	none
Fidelity® Natural Resources Fund	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000

The following tables set forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended February 28, 2025, or calendar year ended December 31, 2024, as applicable.

Compensation Table (A)

		AGGREGATE COMPENSATION FROM A FUND	ACCRUED VOLUNTARY DEFERRED COMPENSATION FROM A FUND
Fidelity® Environment and Alternative Energy Fund	VIJAY ADVANI (B)	$126	$0
	THOMAS P BOSTICK	$128	$0
	DONALD F DONAHUE	$138	$0
	VICKI L FULLER	$128	$0
	PATRICIA L KAMPLING	$128	$0
	THOMAS A KENNEDY	$128	$0
	OSCAR MUNOZ	$126	$0
	KAREN PEETZ (C)	$126	$0
	DAVID M THOMAS	$150	$0
	SUSAN TOMASKY	$128	$0
	MICHAEL E WILEY	$135	$0
Fidelity® Natural Resources Fund	VIJAY ADVANI (B)	$145	$0
	THOMAS P BOSTICK	$148	$0
	DONALD F DONAHUE	$159	$0
	VICKI L FULLER	$148	$0
	PATRICIA L KAMPLING	$148	$0
	THOMAS A KENNEDY	$148	$0
	OSCAR MUNOZ	$145	$0
	KAREN PEETZ (C)	$145	$0
	DAVID M THOMAS	$173	$0
	SUSAN TOMASKY	$148	$0
	MICHAEL E WILEY	$156	$0

(A) Bettina Doulton, Robert A. Lawrence, and Peter S. Lynch are interested persons and are compensated by Fidelity.
(B) Mr. Advani serves as a Trustee of Fidelity Select Portfolios effective August 1, 2023.

(C)  Ms. Peetz served as a Member of the Advisory Board of Fidelity Select Portfolios from August 1, 2023 through July 15, 2024. Ms. Peetz serves as a Trustee of Fidelity Select Portfolios effective July 16, 2024.

	TOTAL COMPENSATION FROM THE FUND COMPLEX (A)	VOLUNTARY DEFERRED COMPENSATION FROM THE FUND COMPLEX
VIJAY ADVANI	$520,000	$312,568
THOMAS P BOSTICK	$530,000	$144,000
DONALD F DONAHUE	$570,000	$342,623
VICKI L FULLER	$530,000	$150,000
PATRICIA L KAMPLING	$530,000	$0
THOMAS A KENNEDY	$530,000	$159,290
OSCAR MUNOZ	$520,000	$260,004
KAREN PEETZ	$520,000	$312,568
DAVID M THOMAS	$620,000	$0
SUSAN TOMASKY	$530,000	$180,000
MICHAEL E WILEY	$560,000	$0

(A)   Reflects compensation received for the calendar year ended December 31, 2024, for 324 funds of 30 trusts (including Fidelity Central Investment Portfolios LLC). Compensation figures include cash and may include amounts elected to be deferred.

As of February 28, 2025, the Trustees, Members of the Advisory Board (if any), and officers of each fund owned, in the aggregate, less than 1% of each class's total outstanding shares, with respect to each fund.

As of February 28, 2025, the following owned of record and/or beneficially 5% or more of the outstanding shares:

Fund or Class Name	Owner Name	City	State	Ownership %
Fidelity® Environment and Alternative Energy Fund	CHARLES SCHWAB & CO INC	SAN FRANCISCO	CA	5.68%

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited. The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Johnson family, including Abigail P. Johnson, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Distributors Company LLC (FDC), and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

MANAGEMENT CONTRACTS

Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and compensates all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. In addition to the management fee payable to FMR, and the costs associated with securities lending, as applicable, a fund or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. A fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. Other expenses paid by a fund include interest, taxes, brokerage commissions, fees and expenses associated with the fund's securities lending program, if applicable, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. A fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fees.

For the services of FMR under each fund's management contract, each class of each fund pays FMR a monthly management fee.

For each fund, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. This rate may vary by share class.

For each fund, the mandate rate is calculated on a cumulative basis pursuant to the following schedule:

MANDATE RATE SCHEDULE

Average Designated Asset Class Assets	Retail Class Annualized Rate
First $400 billion	0.750%
Next $400 billion	0.670%
Next $400 billion	0.610%
Over $1,200 billion	0.580%

For each fund, a discount percentage is calculated based on the monthly average net assets of a broader group of funds advised by FMR representing multiple asset classes and the monthly average net assets of the fund. After determination of the applicable tier bound level in the following schedule, the discount percentage for each fund is calculated on a cumulative basis pursuant to the schedule. For each fund, the discount rate for a class is the class's mandate rate multiplied by the discount percentage.

DISCOUNT PERCENTAGE SCHEDULE

Average Group Assets Tier Bounds		% Discount for Average Incremental Fund Assets
Lower	Upper	First $1B	Next $19B	Next $10B	Over $30B
0	<$1 trillion	0%	3.0%	5.0%	6.5%
1	<1.5	0%	4.0%	6.0%	7.5%
1.5	<1.9	0%	5.0%	7.0%	8.5%
1.9	<2.2	0%	6.0%	8.0%	9.5%
2.2	<2.5	0%	7.0%	9.0%	10.5%
2.5	<2.8	0%	8.0%	10.0%	11.5%
2.8	<3.1	0%	9.0%	11.0%	12.5%
3.1	Above 3.1	0%	10.0%	12.0%	13.5%

The annual management fee rate for the class of shares of each fund offered through this SAI is the lesser of (1) the class's mandate rate reduced by the class's discount rate or (2) the amount set forth in the following table:

Fund/Class	Maximum Management Fee Rate
Fidelity® Environment and Alternative Energy Fund	0.72%
Fidelity® Natural Resources Fund	0.71%

One-twelfth of the management fee rate is applied to the class's average net assets for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of a fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund's assets, which do not vary by class.

The following table shows the amount of management fees paid by a fund for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 to its current manager and prior affiliated manager(s), if any.

Fund(s)	Fiscal Years Ended	Management Fees Paid to Investment Adviser
Fidelity® Environment and Alternative Energy Fund (A)	2025	$3,699,979
	2024	$2,555,793
	2023	$3,228,120
Fidelity® Natural Resources Fund (A)	2025	$4,220,751
	2024	$3,456,468
	2023	$3,952,551

(A)Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. FMR or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee. Prior to March 1, 2024, the fund's management fee consisted of a group fee rate component plus an individual fund fee rate.

FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns, and repayment of the reimbursement will decrease returns.

Sub-Advisers - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited.

On behalf of each fund, FMR has entered into sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan).

On behalf of each fund, FMR has entered into a sub-advisory agreement with FMR UK.

Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services).

FMR, and not the fund, pays the sub-advisers.

Brian Aronson and Julia Pei are research analysts and are Co-Portfolio Managers of Fidelity ® Environment and Alternative Energy Fund. Ashley Fernandes is a research analyst and is Portfolio Manager of Fidelity ® Natural Resources Fund. Each portfolio manager receives compensation for those services as a research analyst and as a portfolio manager under a single compensation plan. As of February 28, 2025, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to the portfolio manager's performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as qualitative feedback assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, (ii) the investment performance of other equity funds and accounts, and (iii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of Mr. Aronson's and Ms. Pei's bonus that is linked to the investment performance of Fidelity ® Environment and Alternative Energy Fund is based on the fund's pre-tax investment performance measured against the FTSE ® Environmental Opportunities & Alternative Energy Index. The portion of Mr. Fernandes' bonus that is linked to the investment performance of Fidelity ® Natural Resources Fund is based on the fund's pre-tax investment performance measured against the S&P ® North American Natural Resources Sector Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with the portfolio manager's responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

Portfolio managers may receive interests in certain funds or accounts managed by FMR or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FMR, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FMR or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on FMR's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.

A conflict of interest situation is presented when FMR or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FMR investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FMR for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FMR has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.

The following table provides information relating to other accounts managed by BRIAN ARONSON as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$632	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity ® Environment and Alternative Energy Fund ($526 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Fidelity ® Environment and Alternative Energy Fund beneficially owned by Mr. Aronson was none.

The following table provides information relating to other accounts managed by JULIA PEI as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,531	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity ® Environment and Alternative Energy Fund ($526 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Fidelity ® Environment and Alternative Energy Fund beneficially owned by Ms. Pei was $100,001 - $500,000.

The following table provides information relating to other accounts managed by ASHLEY FERNANDES as of February 28, 2025:

	Registered Investment Companies *	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	13	17	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$9,460	$2,089	$67
Assets Managed with Performance-Based Advisory Fees (in millions)	$219	none	none

* Includes Fidelity ® Natural Resources Fund ($569 (in millions) assets managed). The amount of assets managed of the fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

As of February 28, 2025, the dollar range of shares of Fidelity ® Natural Resources Fund beneficially owned by Mr. Fernandes was $500,001 - $1,000,000.

PROXY VOTING GUIDELINES

Fidelity votes proxies on behalf of each fund in accordance with the Fidelity Proxy Voting Guidelines below. In addition, with respect to each fund, Fidelity applies the Fidelity Sustainable Proxy Voting Guidelines below to shareholder proposals related to natural and human capital topics in lieu of Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by each fund will be voted in accordance with the Fidelity Proxy Voting Guidelines.

Fidelity Proxy Voting Guidelines

I. Introduction

These guidelines are intended to help Fidelity's customers and the companies in which Fidelity invests understand how Fidelity votes proxies to further the values that have sustained Fidelity for over 75 years. Our core principles sit at the heart of our voting philosophy; putting our customers' and fund shareholders' long-term interests first and investing in companies that share our approach to creating value over the long-term guides everything we do. In this pursuit, Fidelity invests in the ordinary course of business and not with the intended effect of changing or influencing control of an issuer. Fidelity generally adheres to these guidelines in voting proxies and our Stewardship Principles serve as the foundation for these guidelines. Our evaluation of proxies reflects information from many sources, including management or shareholders of a company presenting a proposal and proxy voting advisory firms. Fidelity maintains the flexibility to vote individual proxies based on our assessment of each situation, and where following a specific guideline enumerated in this policy in a particular situation could cause a result that conflicts with the principles and philosophy stated above, Fidelity may vote differently than that specific guideline.

In evaluating proxies, Fidelity considers factors that are financially material to individual companies and investing funds' investment objectives and strategies in support of maximizing long-term shareholder value. This includes considering the company's approach to financial and operational, human, and natural capital and the impact of that approach on the potential future value of the business.

Fidelity will vote on proposals not specifically addressed by these guidelines based on an evaluation of a proposal's likelihood to enhance the long-term economic returns or profitability of the company or to maximize long-term shareholder value. Fidelity will not be influenced by business relationships or outside perspectives that may conflict with the interests of the funds and their shareholders.

II. Board of Directors and Corporate Governance

Directors of public companies play a critical role in ensuring that a company and its management team serve the interests of its shareholders. Fidelity believes that through proxy voting, it can help promote accountability of management teams and boards of directors, align management and shareholder interests, and monitor and assess the degree of transparency and disclosure with respect to executive compensation and board actions affecting shareholders' rights. The following general guidelines are intended to reflect these proxy voting principles.

A. Election of Directors

Fidelity will generally support director nominees in elections where all directors are unopposed (uncontested elections), except where board composition raises concerns, and/or where a director clearly appears to have failed to exercise reasonable judgment or otherwise failed to sufficiently protect the interests of shareholders.

Fidelity will evaluate board composition and generally will oppose the election of certain or all directors if, by way of example:

1. The board is not composed of a majority of independent directors.

2. The board's audit, compensation, and nominating/governance committees or their equivalents are not sufficiently independent.

3. The director is a public company CEO who sits on more than two unaffiliated public company boards.

4. The director, other than a CEO, sits on more than five unaffiliated public company boards.

5. The director attended fewer than 75% of the total number of meetings of the board and its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

In addition, in determining whether to support director nominees, we consider factors that we believe are relevant to achieving effective governance practices, which may include the range of experience, perspectives, skills, and personal characteristics represented on the board.

While Fidelity generally considers the requirements of the relevant listing standards in determining director, board, and committee independence, we may apply more stringent independence criteria and adapt such criteria for certain foreign markets, taking into consideration listing requirements as well as differing laws, regulation, and/or practices in the relevant market. For example, Fidelity generally will find non-independent

1. Former CEOs.

2. Company founders.

3. Directors or director family members that were employed as senior executives by the company within the past five years.

Fidelity also may evaluate financial relationships, equity ownership, and voting rights in assessing the independence of director nominees.

In addition, Fidelity will evaluate board actions and generally will oppose the election of certain or all directors if, by way of example:

1. The company made a commitment to modify a proposal or practice in a way that aligns with these guidelines and principles but failed to act on that commitment.

2. For reasons described below under the sections entitled Compensation and Anti-Takeover Provisions and Director Elections.

B. Contested Director Elections

On occasion, directors are forced to compete for election against outside director nominees (contested elections). Fidelity believes that strong management creates long-term shareholder value. As a result, Fidelity generally will vote in support of management of companies in which the funds' assets are invested. Fidelity will vote its proxy on a case-by-case basis in a contested election, taking into consideration a number of factors, amongst others:

1. Management's track record and strategic plan for enhancing shareholder value;

2. The long-term performance of the company compared to its industry peers; and

3. The qualifications of the shareholder's and management's nominees.

Fidelity will vote for the outcome it believes has the best prospects for maximizing shareholder value over the long-term.

C. Cumulative Voting Rights

Under cumulative voting, each shareholder may exercise the number of votes equal to the number of shares owned multiplied by the number of directors up for election. Shareholders may cast all of their votes for a single nominee (or multiple nominees in varying amounts). With regular (non-cumulative) voting, by contrast, shareholders cannot allocate more than one vote per share to any one director nominee. Fidelity believes that cumulative voting can be detrimental to the overall strength of a board. Generally, therefore, Fidelity will oppose the introduction of, and support the elimination of, cumulative voting rights.

D. Classified Boards

A classified board is one that elects only a percentage of its members each year (usually one-third of directors are elected to serve a three-year term). This means that at each annual meeting only a subset of directors is up for re-election. Fidelity believes that, in general, classified boards are not as accountable to shareholders as declassified boards. For this and other reasons, Fidelity generally will oppose a board's adoption of a classified board structure and support declassification of existing boards.

E. Independent Chairperson

In general, Fidelity believes that boards should have a process and criteria for selecting the board chair, and will oppose shareholder proposals calling for, or recommending the appointment of, a non-executive or independent chairperson. If, however, based on particular facts and circumstances, Fidelity believes that appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and promote effective oversight of management by the board of directors, Fidelity will consider voting to support a proposal for an independent chairperson under such circumstances.

F. Majority Voting in Director Elections

In general, Fidelity supports proposals calling for directors to be elected by a majority of votes cast if the proposal permits election by a plurality in the case of contested elections (where, for example, there are more nominees than board seats). Fidelity may oppose a majority voting shareholder proposal where a company's board has adopted a policy requiring the resignation of an incumbent director who fails to receive the support of a majority of the votes cast in an uncontested election.

G. Proxy Access

Proxy access proposals generally require a company to amend its by-laws to allow a qualifying shareholder or group of shareholders to nominate directors on a company's proxy ballot. Fidelity believes that certain safeguards as to ownership threshold and duration of ownership are important to assure that proxy access is not misused by those without a significant economic interest in the company or those driven by short term goals. Fidelity will evaluate proxy access proposals on a case-by-case basis, but generally will support proposals that include ownership of at least 3% (5% in the case of small-cap companies) of the company's shares outstanding for at least three years; limit the number of directors that eligible shareholders may nominate to 20% of the board; and limit to 20 the number of shareholders that may form a nominating group.

H. Indemnification of Directors and Officers

In many instances there are sound reasons to indemnify officers and directors, so that they may perform their duties without the distraction of unwarranted litigation or other legal process. Fidelity generally supports charter and by-law amendments expanding the indemnification of officers or directors, or limiting their liability for breaches of care unless Fidelity is dissatisfied with their performance or the proposal is accompanied by anti-takeover provisions (see Anti-Takeover Provisions and Shareholders Rights Plans below).

III. Compensation

Incentive compensation plans can be complicated and many factors are considered when evaluating such plans. Fidelity evaluates such plans based on protecting shareholder interests and our historical knowledge of the company and its management.

A. Equity Compensation Plans

Fidelity encourages the use of reasonably designed equity compensation plans that align the interest of management with those of shareholders by providing officers and employees with incentives to increase long-term shareholder value. Fidelity considers whether such plans are too dilutive to existing shareholders because dilution reduces the voting power or economic interest of existing shareholders as a result of an increase in shares available for distribution to employees in lieu of cash compensation. Fidelity will generally oppose equity compensation plans or amendments to authorize additional shares under such plans if:

1. The company grants stock options and equity awards in a given year at a rate higher than a benchmark rate ("burn rate") considered appropriate by Fidelity and there were no circumstances specific to the company or the compensation plans that leads Fidelity to conclude that the rate of awards is otherwise acceptable.

2. The plan includes an evergreen provision, which is a feature that provides for an automatic increase in the shares available for grant under an equity compensation plan on a regular basis.

3. The plan provides for the acceleration of vesting of equity compensation even though an actual change in control may not occur.

As to stock option plans, considerations include the following:

1. Pricing: We believe that options should be priced at 100% of fair market value on the date they are granted. We generally oppose options priced at a discount to the market, although the price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus.

2. Re-pricing: An "out-of-the-money" (or underwater) option has an exercise price that is higher than the current price of the stock. We generally oppose the re-pricing of underwater options because it is not consistent with a policy of offering options as a form of long-term compensation. Fidelity also generally opposes a stock option plan if the board or compensation committee has re-priced options outstanding in the past two years without shareholder approval.

Fidelity generally will support a management proposal to exchange, re-price or tender for cash, outstanding options if the proposed exchange, re-pricing, or tender offer is consistent with the interests of shareholders, taking into account a variety of factors such as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or re-pricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or re-pricing proposal is consistent with the interests of shareholders.

B. Employee Stock Purchase Plans

These plans are designed to allow employees to purchase company stock at a discounted price and receive favorable tax treatment when the stock is sold. Fidelity generally will support employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% (or at least 75% in the case of non-U.S. companies where a lower minimum stock purchase price is equal to the prevailing "best practices" in that market) of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's stock.

IV. Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote

Current law requires companies to allow shareholders to cast non-binding votes on the compensation for named executive officers, as well as the frequency of such votes. Fidelity generally will support proposals to ratify executive compensation unless the compensation appears misaligned with shareholder interests or is otherwise problematic, taking into account:

- The actions taken by the board or compensation committee in the previous year, including whether the company re-priced or exchanged outstanding stock options without shareholder approval; adopted or extended a golden parachute without shareholder approval; or adequately addressed concerns communicated by Fidelity in the process of discussing executive compensation;

- The alignment of executive compensation and company performance relative to peers; and

- The structure of the compensation program, including factors such as whether incentive plan metrics are appropriate, rigorous and transparent; whether the long-term element of the compensation program is evaluated over at least a three-year period; the sensitivity of pay to below median performance; the amount and nature of non-performance-based compensation; the justification and rationale behind paying discretionary bonuses; the use of stock ownership guidelines and amount of executive stock ownership; and how well elements of compensation are disclosed.

When presented with a frequency of Say on Pay vote, Fidelity generally will support holding an annual advisory vote on Say on Pay.

A. Compensation Committee

Directors serving on the compensation committee of the Board have a special responsibility to ensure that management is appropriately compensated and that compensation, among other things, fairly reflects the performance of the company. Fidelity believes that compensation should align with company performance as measured by key business metrics. Compensation policies should align the interests of executives with those of shareholders. Further, the compensation program should be disclosed in a transparent and timely manner.

Fidelity will oppose the election of directors on the compensation committee if:

1.The compensation appears misaligned with shareholder interests or is otherwise problematic and results in concerns with:

a)The alignment of executive compensation and company performance relative to peers; and

b)The structure of the compensation program, including factors outlined above under the section entitled Advisory Vote on Executive Compensation (Say on Pay) and Frequency of Say on Pay Vote.

2. The company has not adequately addressed concerns raised by shareholders.

3. Within the last year, and without shareholder approval, a company's board of directors or compensation committee has either:

a) Re-priced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options; or

b) Adopted or extended a golden parachute.

B. Executive Severance Agreements

Executive severance compensation and benefit arrangements resulting from a termination following a change in control are known as "golden parachutes." Fidelity generally will oppose proposals to ratify golden parachutes where the arrangement includes an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

V. Natural and Human Capital Issues

As part of our efforts to maximize long-term shareholder value, we incorporate consideration of human and natural capital issues into our evaluation of a companyif our research has demonstrated an issue is financially material to that company and the investing funds' investment objectives and strategies.

Fidelity generally considers management's recommendation and current practice when voting on shareholder proposals concerning human and natural capital issues because it generally believes that management and the board are in the best position to determine how to address these matters. Fidelity, however, also believes that transparency is critical to sound corporate governance. Fidelity evaluates shareholder proposals concerning natural and human capital topics. To engage and vote more effectively on the growing number of submitted proposals on these topics, we developed a four-point decision-making framework. In general, Fidelity will more likely support proposals that:

•Address a topic that our research has identified as financially material;

•Provide disclosure of new or additional information to investorswithout being overly prescriptive;

•Provide valuable information to the business or investors by improving the landscape of investment-decision relevant information or contributing to our understanding of a company's processes and governance of the topic in question; and

•Are realistic or practical for the company to comply with.

VI. Anti-Takeover Provisions and Shareholders Rights Plans

Fidelity generally will oppose a proposal to adopt an anti-takeover provision.

Anti-takeover provisions include:

- classified boards;

- "blank check" preferred stock (whose terms and conditions may be expressly determined by the company's board, for example, with differential voting rights);

- golden parachutes;

- supermajority provisions (that require a large majority (generally between 67-90%) of shareholders to approve corporate changes as compared to a majority provision that simply requires more than 50% of shareholders to approve those changes);

- poison pills;

- provisions restricting the right to call special meetings;

- provisions restricting the right of shareholders to set board size; and

- any other provision that eliminates or limits shareholder rights.

A. Shareholders Rights Plans ("poison pills")

Poison pills allow shareholders opposed to a takeover offer to purchase stock at discounted prices under certain circumstances and effectively give boards veto power over any takeover offer. While there are advantages and disadvantages to poison pills, they can be detrimental to the creation of shareholder value and can help entrench management by deterring acquisition offers not favored by the board, but that may, in fact, be beneficial to shareholders.

Fidelity generally will support a proposal to adopt or extend a poison pill if the proposal:

1. Includes a condition in the charter or plan that specifies an expiration date (sunset provision) of no greater than five years;

2. Is integral to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a mechanism to allow shareholders to consider a bona fide takeover offer for all outstanding shares without triggering the poison pill; and

5. Allows the Fidelity funds to hold an aggregate position of up to 20% of a company's total voting securities, where permissible.

Fidelity generally also will support a proposal that is crafted only for the purpose of protecting a specific tax benefit if it also believes the proposal is likely to enhance long-term economic returns or maximize long-term shareholder value.

B. Shareholder Ability to Call a Special Meeting

Fidelity generally will support shareholder proposals regarding shareholders' right to call special meetings if the threshold required to call the special meeting is no less than 25% of the outstanding stock.

C. Shareholder Ability to Act by Written Consent

Fidelity generally will support proposals regarding shareholders' right to act by written consent if the proposals include appropriate mechanisms for implementation. This means that proposals must include record date requests from at least 25% of the outstanding stockholders and consents must be solicited from all shareholders.

D. Supermajority Shareholder Vote Requirement

Fidelity generally will support proposals regarding supermajority provisions if Fidelity believes that the provisions protect minority shareholder interests in companies where there is a substantial or dominant shareholder.

VII. Anti-Takeover Provisions and Director Elections

Fidelity will oppose the election of all directors or directors on responsible committees if the board adopted or extended an anti-takeover provision without shareholder approval.

Fidelity will consider supporting the election of directors with respect to poison pills if:

- All of the poison pill's features outlined under the Anti-Takeover Provisions and Shareholders Rights section above are met when a poison pill is adopted or extended.

- A board is willing to consider seeking shareholder ratification of, or adding the features outlined under the Anti-Takeover Provisions and Shareholders Rights Plans section above to, an existing poison pill. If, however, the company does not take appropriate action prior to the next annual shareholder meeting, Fidelity will oppose the election of all directors at that meeting.

- It determines that the poison pill was narrowly tailored to protect a specific tax benefit, and subject to an evaluation of its likelihood to enhance long-term economic returns or maximize long-term shareholder value.

VIII. Capital Structure and Incorporation

These guidelines are designed to protect shareholders' value in the companies in which the Fidelity funds invest. To the extent a company's management is committed and incentivized to maximize shareholder value, Fidelity generally votes in favor of management proposals; Fidelity may vote contrary to management where a proposal is overly dilutive to shareholders and/or compromises shareholder value or other interests. The guidelines that follow are meant to protect shareholders in these respects.

A. Increases in Common Stock

Fidelity may support reasonable increases in authorized shares for a specific purpose (a stock split or re-capitalization, for example). Fidelity generally will oppose a provision to increase a company's authorized common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options.

In the case of real estate investment trusts (REITs), however, Fidelity will oppose a provision to increase the REIT's authorized common stock if the increase will result in a total number of authorized shares greater than five times the current number of outstanding and scheduled to be issued shares.

B. Multi-Class Share Structures

Fidelity generally will support proposals to recapitalize multi-class share structures into structures that provide equal voting rights for all shareholders, and generally will oppose proposals to introduce or increase classes of stock with differential voting rights. However, Fidelity will evaluate all such proposals in the context of their likelihood to enhance long-term economic returns or maximize long-term shareholder value.

C. Incorporation or Reincorporation in another State or Country

Fidelity generally will support management proposals calling for, or recommending that, a company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. Fidelity will consider supporting these shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

IX. Shares of Fidelity Funds or other non-Fidelity Funds

When a Fidelity fund invests in an underlying Fidelity fund with public shareholders or a non-Fidelity investment company or business development company, Fidelity will generally vote in the same proportion as all other voting shareholders of the underlying fund (this is known as "echo voting"). Fidelity may not vote if "echo voting" is not operationally practical or not permitted under applicable laws and regulations. For Fidelity fund investments in a Fidelity Series Fund, Fidelity generally will vote in a manner consistent with the recommendation of the Fidelity Series Fund's Board of Trustees on all proposals, except where not permitted under applicable laws and regulations.

X. Foreign Markets

Many Fidelity funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, Fidelity generally will evaluate proposals under these guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

In certain non-U.S. jurisdictions, shareholders voting shares of a company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because these trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, Fidelity generally will not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, Fidelity generally will not vote proxies in order to safeguard fund holdings information.

XI. Securities on Loan

Securities on loan as of a record date cannot be voted. In certain circumstances, Fidelity may recall a security on loan before record date (for example, in a particular contested director election or a noteworthy merger or acquisition). Generally, however, securities out on loan remain on loan and are not voted because, for example, the income a fund derives from the loan outweighs the benefit the fund receives from voting the security. In addition, Fidelity may not be able to recall and vote loaned securities if Fidelity is unaware of relevant information before record date, or is otherwise unable to timely recall securities on loan.

XII. Compliance with Legal Obligations and Avoiding Conflicts of Interest

Voting of shares is conducted in a manner consistent with Fidelity's fiduciary obligations to the funds and all applicable laws and regulations. In other words, Fidelity votes in a manner consistent with these guidelines and in the best interests of the funds and their shareholders, and without regard to any other Fidelity companies' business relationships.

Fidelity takes its responsibility to vote shares in the best interests of the funds seriously and has implemented policies and procedures to address actual and potential conflicts of interest.

XIII. Conclusion

Since its founding more than 75 years ago, Fidelity has been driven by two fundamental values: 1) putting the long-term interests of our customers and fund shareholders first; and 2) investing in companies that share our approach to creating value over the long-term. With these fundamental principles as guideposts, the funds are managed to provide the greatest possible return to shareholders consistent with governing laws and the investment guidelines and objectives of each fund.

Fidelity believes that there is a strong correlation between sound corporate governance and enhancing shareholder value. Fidelity, through the implementation of these guidelines, puts this belief into action through consistent engagement with portfolio companies on matters contained in these guidelines, and, ultimately, through the exercise of voting rights by the funds.

Glossary

  Burn rate means the total number of stock option and full value equity awards granted as compensation in a given year divided by the weighted average common stock outstanding for that same year.

                    - For a large-capitalization company, burn rate higher than 1.5%.

                    - For a small-capitalization company, burn rate higher than 2.5%.

             - For a micro-capitalization company, burn rate higher than 3.5%.

  Golden parachute means employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.
  Large-capitalization company means a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.
  Micro-capitalization company means a company with market capitalization under US $300 million.
  Poison pill refers to a strategy employed by a potential takeover / target company to make its stock less attractive to an acquirer. Poison pills are generally designed to dilute the acquirer's ownership and value in the event of a takeover.
  Small-capitalization company means a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

Sustainable Proxy Voting Guidelines - Shareholder Proposals on Natural and Human Capital Issues

I. INTRODUCTION

These guidelines are intended to help Fidelity's customers and the companies in which Fidelity invests understand how the team of investment professionals supporting Fidelity's sustainable investing strategies (the "sustainable investing team" or "we") consider, evaluate, and generally vote, on natural and human capital issues that our research has determined are financially material.

For companies held by Fidelity's sustainable investing strategies, including Fidelity funds listed on Exhibit 1, as amended from time to time ("Sustainable Funds"), shareholder proposals related to natural and human capital topics that generally would be voted in accordance with Section V of the Fidelity Proxy Voting Guidelines 1 will be voted instead in accordance with these sustainable guidelines, which augment Section V of the Fidelity Proxy Voting Guidelines. All other proposals for companies held by the Sustainable Funds other than those covered by Section V will continue to be voted in accordance with the Fidelity Proxy Voting Guidelines.

For proposals related to topics not specifically addressed by these guidelines and the principles outlined below, Fidelity starts from the same four-point decision- making framework outlined in Section V of the Fidelity Proxy Voting Guidelines and applies it through the lens of the Sustainable Funds' investment objectives and strategies, which benefit from additional transparency and action on sustainability factors. Under the framework, Fidelity will first and foremost consider whether the proposal addresses a topic that our proprietary research has identified as financially material for the company in question. If the financial materiality threshold is met, we will consider the other elements of the framework, namely whether the proposal would provide valuable information to the business or to investors; whether it would improve transparency without being overly prescriptive; and whether compliance with the proposal is realistic or practical for the company. Importantly, we may evaluate certain elements of the framework (e.g., whether the proposal provides valuable information) differently for the Fidelity Sustainable Funds than for other funds Fidelity manages.

II. TRANSPARENCY PRINCIPLES

Fidelity believes that transparency is critical to sound corporate governance. Transparency allows investors to better engage with companies with the goal of creating value for the company and shareholders while mitigating potential risks. In evaluating natural and human capital shareholder proposals for the Sustainable Funds, we begin from Fidelity's overarching approach to stewardship (as outlined in the Stewardship Principles 2 ) and apply the additional voting principles outlined below. On each topic, our goal is to ensure a complete understanding of a company's oversight, process, and progress. To that end, for each topic, we expect companies to share a description of the management and relevant governance process(es), or policies and share relevant data to improve transparency. Where appropriate, we also encourage goal setting that allows companies and investors to track progress on the topic more effectively.

III. NATURAL CAPITAL

Companies that deploy natural resources efficiently and consider the effects of the environment on their assets (including physical assets) are better positioned to deliver value now and in the future.

Climate.

To better assess a company's climate-related risks and opportunities we expect companies to:

• Management: Describe specific strategic initiatives and capital allocation priorities supporting any reduction goals adopted as well as the company's climate governance, oversight, and risk-management processes. Additionally, we expect companies to describe the potential risks and opportunities of various possible transition pathways (i.e., orderly, disorderly, status quo), including incorporating carbon pricing considerations and impact on business decisions.

• Transparency: Disclose Scope 1, 2 and, where appropriate and available, material Scope 3 greenhouse gas (GHG) emissions using commonly accepted and consistent methodologies (e.g., the GHG Protocol); and, where material and feasible to the company, disclose direct measurement and industry equivalent calculation of intensity data, avoided emissions, and financed emissions information.

Where appropriate, we encourage companies to:

• Goals : Set near-, medium-, and long-term reduction goals that are aligned with the business's objectives. We prefer goals that are rigorous, science-based if available for the company's sector, and which demonstrate alignment to global goals.

Natural Resources.

To better assess a company's natural resources-related risks and opportunities, we expect companies to:

• Management : Publish a description of the governance and oversight of financially material issues related to natural resource management and implement initiatives to limit or mitigate natural resource impacts.

• Transparency: Provide quantitative disclosure of material impacts to natural resources (i.e., water usage, deforestation, biodiversity) effected through normal business operations, and mitigation plans to reduce those impacts.

  Where appropriate, we encourage companies to:

• Goals : Establish quantitative, timebound goals (e.g., water intensity, biodiversity loss) to enable investors to assess the company's risk management and mitigation efforts.

Raw Materials & Waste .

To better assess a company's exposure to risks and opportunities related to raw materials and waste, we expect companies to:

• Management: Adopt supply chain management policies and governance structures that account for raw materials, describing relevant risks and oversight of those risks. Where feasible, we encourage companies to design processes and products that minimize waste to landfill.

• Transparency: Provide quantitative disclosure on the use of raw materials, as well as waste generated by the company (i.e., volume of plastic waste, waste to landfill, percentage of raw materials certified to a sustainability standard).

Where appropriate, we encourage companies to:

• Goals : Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

IV. HUMAN CAPITAL

No business can succeed over the long term without the support of employees, customers, suppliers, and the communities in which it operates. We find issuers that carefully manage and invest in these key relationships build lasting resilience and competitive advantage.

Workforce & Talent Management.

To better assess a company's workforce related risks and opportunities we expect companies to (where, and to the extent, permitted by law):

• Management:   Publish a description of the oversight and/or governance processes for workforce related policies and procedures, including whistleblower, ethics, discrimination, and harassment policies.

• Transparency: Publish: a) an adjusted pay gap analysis that includes all components of compensation (base, bonus and equity); b) an unadjusted pay gap analysis (which includes all components of compensation);

c) data showing the total number of employees and demographics, the number of employees in each job category and demographics, and the number of employees in each company location or major region of operation and demographics; d) total compensation and benefits costs by employee category; e) the total number of employees who have voluntarily left the company in a given period of time and their demographics.

Where appropriate, we encourage companies to:

• Goals: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

Human Rights.

To better assess a company's human-rights related risks and opportunities we expect companies to:

• Management: Adopt a Supply Chain Code of Conduct (the "Code") that is aligned with the United Nations Universal Declaration of Human Rights 3 and United Nations Guiding Principles on Business and Human Rights (UNGP) and describe the governance or accountability mechanism for enforcement of the Code or explaining why that may not be appropriate for their business.

• Transparency: Consider whether, and how frequently, suppliers are audited for compliance with the company's Code and the proportion of the supply chain - Tier 1, 2, and 3 where relevant - that is annually audited, along with summary findings and corrective actions taken by the company.

Where appropriate, we encourage companies to:

• Goals: Set goals or objectives for improvement of the reported metrics and strategies to achieve those goals.

1 See Fidelity Proxy Voting Guidelines: https://www.fidelity.com/bin- public/060_www_fidelity_com/documents/Full-Proxy-Voting-Guidelines-for-Fidelity-Funds-Advised-by-FMRCo-or- FDS.pdf

2 See Fidelity Investments Stewardship Principles: https://www.fidelity.com/bin- public/060_www_fidelity_com/documents/about-fidelity/fidelity-stewardship-and-proxy-principles.pdf

3 Universal Declaration of Human Rights, United Nations, 10 December 1948, https://www.un.org/sites/un2.un.org/files/2021/03/udhr.pdf.

Exhibit 1

Sustainable Funds
Fidelity ® Sustainability Bond Index Fund
Fidelity ® Sustainable US Equity Fund
Fidelity ® Sustainable US Equity ETF
Fidelity ® Sustainable Emerging Markets Equity Fund
Fidelity ® Sustainable International Equity Fund
Fidelity ® Sustainable High Yield ETF
Fidelity ® Sustainable Core Plus Bond Fund
Fidelity ® Sustainable Core Plus Bond ETF
Fidelity ® Sustainable Intermediate Municipal Income Fund
Fidelity ® Sustainable Low Duration Bond Fund
Fidelity ® Sustainable Low Duration Bond ETF
Fidelity ® Environment & Alternative Energy Fund
Fidelity ® Women's Leadership Fund
Fidelity ® Women's Leadership ETF
Fidelity ® Water Sustainability Fund
Fidelity ® Climate Action Fund
Fidelity ® Environmental Bond Fund
Fidelity ® Healthy Future Fund
Fidelity ® SAI Sustainable US Equity Fund
Fidelity ® SAI Sustainable Sector Fund
Fidelity ® SAI Sustainable Emerging Markets Equity Fund
Fidelity ® SAI Sustainable International Equity Fund
Fidelity ® SAI Sustainable Low Duration Bond Fund
Fidelity ® SAI Sustainable Core Plus Bond Fund
Fidelity ® SAI Sustainable Municipal Income Fund
Fidelity ® SAI Sustainable Conservative Income Municipal Bond Fund
Fidelity ® Series Sustainable US Market Fund
Fidelity ® Series Sustainable Non-US Developed Markets Fund
Fidelity ® Series Sustainable Emerging Markets Fund
Fidelity ® Series Sustainable Investment-Grade Bond Fund

To view a fund's proxy voting record for the most recent 12-month period ended June 30, if applicable, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov. To request a free copy of a fund's proxy voting record, please call Fidelity at the telephone number listed on the front cover page of this SAI.

DISTRIBUTION SERVICES

Each fund has entered into a distribution agreement with Fidelity Distributors Company LLC (FDC), an affiliate of FMR. The principal business address of FDC is 900 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc.

A fund's distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered.

Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule).

The Rule provides in substance that a fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule.

The Plans, as approved by the Trustees, allow shares of the funds and/or FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

The Plan adopted for each fund or class, as applicable, is described in the prospectus.

Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan.

Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of the fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services.

Currently, the Board of Trustees has authorized such payments for shares of each fund.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders.

In particular, the Trustees noted that each Plan does not authorize payments by shares of a fund other than those made to FMR under its management contract with the fund.

To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares, additional sales of shares or stabilization of cash flows may result.

Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. Certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Services" in this SAI for more information.

FDC or an affiliate may also make payments to banks, broker-dealers and other service-providers (who may be affiliated with FDC) for distribution-related activities and/or shareholder services. If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT SERVICES

Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210(or an agent, including an affiliate), performs transfer agency servicesunder the terms of each fund's management contract.

Prior to March 1, 2024, each fund or class, as applicable, bore the cost of transfer agency services under a separate agreement covering such services.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, checkwriting, wire transactions, and providing historical account research, as applicable.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity® funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

Fidelity Service Company, Inc. (FSC), an affiliate of FMR (or an agent, including an affiliate), calculates the NAV and dividends for shares, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program, if applicable,under the terms of each fund's management contract.

Prior to March 1, 2024, each fund bore the cost of pricing and bookkeeping services under a separate agreement covering such services. For providing pricing and bookkeeping services, FSC received a monthly fee based on each fund's average daily net assets throughout the month. Pricing and bookkeeping fees paid by a fund to FSC for the fiscal year(s) ended February 28, 2025, February 29, 2024, and February 28, 2023 are shown in the following table.

Fund	2025	2024	2023
Fidelity® Environment and Alternative Energy Fund	$0	$172,100	$209,780
Fidelity® Natural Resources Fund	$0	$214,958	$243,740

SECURITIES LENDING

During the fiscal year, the securities lending agent, or the investment adviser (where the fund does not use a securities lending agent) monitors loan opportunities for each fund, negotiates the terms of the loans with borrowers, monitors the value of securities on loan and the value of the corresponding collateral, communicates with borrowers and the fund's custodian regarding marking to market the collateral, selects securities to be loaned and allocates those loan opportunities among lenders, and arranges for the return of the loaned securities upon the termination of the loan. Income and fees from securities lending activities for the fiscal year ended February 28, 2025, are shown in the following table:

Security Lending Activities	Fund(s)
	Fidelity® Environment and Alternative Energy Fund	Fidelity® Natural Resources Fund
Gross income from securities lending activities	$666,199	$1,166,751
Fees paid to securities lending agent from a revenue split	$0	$0
Administrative fees	$0	$0
Rebate (paid to borrower)	$469,384	$1,095,690
Other fees not included in the revenue split (lending agent fees to NFS)	$18,675	$6,881
Aggregate fees/compensation for securities lending activities	$488,059	$1,102,571
Net income from securities lending activities	$178,140	$64,180

A fund does not pay cash collateral management fees, separate indemnification fees, or other fees not reflected above.

DESCRIPTION OF THE TRUST

Trust Organization.

Fidelity® Environment and Alternative Energy Fund is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

Fidelity® Natural Resources Fund is a fund of Fidelity Select Portfolios, an open-end management investment company created under an initial declaration of trust dated November 20, 1980.

On May 1, 2021, Fidelity ®  Environment and Alternative Energy Fund changed its name from Environment and Alternative Energy Portfolio to Fidelity ®  Environment and Alternative Energy Fund. On May 1, 2021, Fidelity ®  Natural Resources Fund changed its name from Natural Resources Portfolio to Fidelity ®  Natural Resources Fund.

The Trustees are permitted to create additional funds in the trust and to create additional classes of a fund.

The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund. Any general expenses of the trust shall be allocated between or among any one or more of the funds.

Shareholder Liability. The trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust.

The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust or fund. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Declaration of Trust provides for indemnification out of a fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Declaration of Trust also provides that a fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. Fidelity Management & Research Company LLC believes that, in view of the above, the risk of personal liability to shareholders is remote.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of a trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian(s).

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts, is custodian of the assets of the funds.

The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

The Bank of New York Mellon, headquartered in New York, also may serve as special purpose custodian of certain assets of taxable funds in connection with repurchase agreement transactions.

From time to time, subject to approval by a fund's Treasurer, a Fidelity® fund may enter into escrow arrangements with other banks if necessary to participate in certain investment offerings.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board (if any), and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR or an affiliate. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit, tax, and related services.

FUND HOLDINGS INFORMATION

Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Executive Holdings Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented collectively monthly and included in a list of full holdings 60 days after month-end).

Each fund will provide its top ten holdings (excluding cash and futures) on Fidelity's web site monthly, 15 days after month-end.

Each fund may disclose a list of full or partial holdings on www.fidelity.com earlier than indicated above when FMR's Executive Holdings Policy Committee determines that there is a legitimate business purpose and the additional disclosure is not harmful to the fund.

Unless otherwise indicated, this information will be available on the web site until updated for the next applicable period.

A fund may also from time to time provide or make available to the Board or third parties upon request specific fund level performance attribution information and statistics. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of a fund's portfolio holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of a fund's portfolio holdings and other investment positions, (iii) the attribution of fund returns by asset class, sector, industry, and country and (iv) the volatility characteristics of a fund.

FMR's Executive Holdings Policy Committee may approve a request for fund level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any Fidelity ® fund prior to such fund's public disclosure of its portfolio holdings and (ii) Fidelity has made a good faith determination that the requested information is not material given the particular facts and circumstances. Fidelity may deny any request for performance attribution information and other statistical information about a fund made by any person, and may do so for any reason or for no reason.

Disclosure of non-public portfolio holdings information for a Fidelity ® fund's portfolio may only be provided pursuant to the guidelines below.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity ® funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR, a sub-adviser, or their affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Executive Holdings Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Bloomberg, L.P. (full holdings daily, on the next business day).

FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

Each fund's financial statements and financial highlights for the fiscal year ended February 28, 2025, and report of the independent registered public accounting firm, are included in each fund's Form N-CSR and are incorporated herein by reference.

Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as Central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so.

Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.
Fidelity Select Portfolios
Post-Effective Amendment No. 176

PART C. OTHER INFORMATION

Item 28.

Exhibits

(a)

(1)

Amended and Restated Declaration of Trust, dated March 14, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 73.

(2)

Certificate of Amendment of the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 79.

(3)

Certificate of Amendment of the Declaration of Trust, dated March 19, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 90.

(b)

Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(c)

Not applicable.

(d)

(1)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Automotive Portfolio, is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 170.

(2)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Banking Portfolio, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 170.

(3)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Biotechnology Portfolio, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 170.

(4)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Brokerage and Investment Management Portfolio, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 170.

(5)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Chemicals Portfolio, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 170.

(6)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Communication Services Portfolio, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 170.

(7)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Construction and Housing Portfolio, is incorporated herein by reference to Exhibit (d)(8) of Post-Effective Amendment No. 170.

(8)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 170.

(9)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 170.

(10)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Defense and Aerospace Portfolio, is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 170.

(11)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Energy Portfolio, is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 170.

(12)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Enterprise Technology Services Portfolio, is incorporated herein by reference to Exhibit (d)(24) of Post-Effective Amendment No. 170.

(13)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Environment and Alternative Energy Fund, is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 170.

(14)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity International Real Estate Fund, is incorporated herein by reference to Exhibit (d)(15) of Post-Effective Amendment No. 170.

(15)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Natural Resources Fund, is incorporated herein by reference to Exhibit (d)(28) of Post-Effective Amendment No. 170.

(16)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 170.

(17)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 170.

(18)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Financials Portfolio, is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 170.

(19)

Amended and Restated Management Contract, dated March 1, 2024, between, Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: FinTech Portfolio, is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 170.

(20)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Gold Portfolio, is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 170.

(21)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Health Care Portfolio, is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 170.

(22)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Health Care Services Portfolio, is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 170.

(23)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Industrials Portfolio, is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 170.

(24)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Insurance Portfolio, is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 170.

(25)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Leisure Portfolio, is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 170.

(26)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Materials Portfolio, is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 170.

(27)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Medical Technology and Devices Portfolio, is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 170.

(28)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 170.

(29)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Retailing Portfolio, is incorporated herein by reference to Exhibit (d)(30) of Post-Effective Amendment No. 170.

(30)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Semiconductors Portfolio, is incorporated herein by reference to Exhibit (d)(31) of Post-Effective Amendment No. 170.

(31)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Software and IT Services Portfolio, is incorporated herein by reference to Exhibit (d)(32) of Post-Effective Amendment No. 170.

(32)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Tech Hardware Portfolio, is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 170.

(33)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Technology Portfolio, is incorporated herein by reference to Exhibit (d)(33) of Post-Effective Amendment No. 170.

(34)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Telecommunications Portfolio, is incorporated herein by reference to Exhibit (d)(34) of Post-Effective Amendment No. 170.

(35)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Transportation Portfolio, is incorporated herein by reference to Exhibit (d)(35) of Post-Effective Amendment No. 170.

(36)

Amended and Restated Management Contract, dated March 1, 2024, between, Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Utilities Portfolio is incorporated herein by reference to Exhibit (d)(36) of Post-Effective Amendment No. 170.

(37)

Amended and Restated Management Contract, dated March 1, 2024, between Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, and Fidelity Service Company, Inc., on behalf of Fidelity Select Portfolios: Wireless Portfolio, is incorporated herein by reference to Exhibit (d)(37) of Post-Effective Amendment No. 170.

(38)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between FIL Investment Advisors, Fidelity Management & Research Company LLC, and Fidelity Select Portfolios on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(38) of Post-Effective Amendment No. 170.

(39)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between FIL Investment Advisors (UK) Limited and FIL Investment Advisors on behalf of Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (d)(45) of Post-Effective Amendment No. 155.

(40)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(25) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(41)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

(42)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(31) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(43)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

(44)

Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(37) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(45)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated March 1, 2024, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of the Registrant, is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 270.

(e)

(1)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Automotive Portfolio, is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 155.

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Banking Portfolio, is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 155.

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Biotechnology Portfolio, is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 155.

(4)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Brokerage and Investment Management Portfolio, is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 155.

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Chemicals Portfolio, is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 155.

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Communication Services Portfolio, is incorporated herein by reference to Exhibit (e)(7) of Post-Effective Amendment No. 155.

(7)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Computers Portfolio (currently known as Tech Hardware Portfolio), is incorporated herein by reference to Exhibit (e)(9) of Post-Effective Amendment No. 155.

(8)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Construction and Housing Portfolio, is incorporated herein by reference to Exhibit (e)(10) of Post-Effective Amendment No. 155.

(9)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Discretionary Portfolio, is incorporated herein by reference to Exhibit (e)(11) of Post-Effective Amendment No. 155.

(10)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Finance Portfolio (currently known as FinTech Portfolio), is incorporated herein by reference to Exhibit (e)(12) of Post-Effective Amendment No. 155.

(11)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Consumer Staples Portfolio, is incorporated herein by reference to Exhibit (e)(13) of Post-Effective Amendment No. 155.

(12)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Defense and Aerospace Portfolio, is incorporated herein by reference to Exhibit (e)(14) of Post-Effective Amendment No. 155.

(13)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Energy Portfolio, is incorporated herein by reference to Exhibit (e)(15) of Post-Effective Amendment No. 155.

(14)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Environment and Alternative Energy Portfolio (currently named Fidelity Environment and Alternative Energy Fund), is incorporated herein by reference to Exhibit (e)(17) of Post-Effective Amendment No. 155.

(15)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity International Real Estate Fund, is incorporated herein by reference to Exhibit (e)(19) of Post-Effective Amendment No. 155.

(16)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Real Estate Investment Portfolio, is incorporated herein by reference to Exhibit (e)(20) of Post-Effective Amendment No. 155.

(17)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Fidelity Telecom and Utilities Fund, is incorporated herein by reference to Exhibit (e)(21) of Post-Effective Amendment No. 155.

(18)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Financial Services Portfolio (currently known as Financials Portfolio), is incorporated herein by reference to Exhibit (e)(22) of Post-Effective Amendment No. 155.

(19)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Gold Portfolio, is incorporated herein by reference to Exhibit (e)(23) of Post-Effective Amendment No. 155.

(20)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Portfolio, is incorporated herein by reference to Exhibit (e)(24) of Post-Effective Amendment No. 155.

(21)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Health Care Services Portfolio, is incorporated herein by reference to Exhibit (e)(25) of Post-Effective Amendment No. 155.

(22)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Industrials Portfolio, is incorporated herein by reference to Exhibit (e)(26) of Post-Effective Amendment No. 155.

(23)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Insurance Portfolio, is incorporated herein by reference to Exhibit (e)(27) of Post-Effective Amendment No. 155.

(24)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of IT Services Portfolio (currently known as Enterprise Technology Services Portfolio), is incorporated herein by reference to Exhibit (e)(28) of Post-Effective Amendment No. 155.

(25)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Leisure Portfolio, is incorporated herein by reference to Exhibit (e)(29) of Post-Effective Amendment No. 155.

(26)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Materials Portfolio, is incorporated herein by reference to Exhibit (e)(30) of Post-Effective Amendment No. 155.

(27)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Medical Technology and Devices Portfolio, is incorporated herein by reference to Exhibit (e)(31) of Post-Effective Amendment No. 155.

(28)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Natural Resources Portfolio (currently named Fidelity Natural Resources Fund), is incorporated herein by reference to Exhibit (e)(33) of Post-Effective Amendment No. 155.

(29)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Pharmaceuticals Portfolio, is incorporated herein by reference to Exhibit (e)(34) of Post-Effective Amendment No. 155.

(30)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Retailing Portfolio, is incorporated herein by reference to Exhibit (e)(35) of Post-Effective Amendment No. 155.

(31)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Semiconductors Portfolio, is incorporated herein by reference to Exhibit (e)(36) of Post-Effective Amendment No. 155.

(32)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Software and IT Services Portfolio, is incorporated herein by reference to Exhibit (e)(37) of Post-Effective Amendment No. 155.

(33)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Technology Portfolio, is incorporated herein by reference to Exhibit (e)(38) of Post-Effective Amendment No. 155.

(34)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Telecommunications Portfolio, is incorporated herein by reference to Exhibit (e)(39) of Post-Effective Amendment No. 155.

(35)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Transportation Portfolio, is incorporated herein by reference to Exhibit (e)(40) of Post-Effective Amendment No. 155.

(36)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Utilities Portfolio, is incorporated herein by reference to Exhibit (e)(41) of Post-Effective Amendment No. 155.

(37)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Select Portfolios and Fidelity Distributors Company LLC, on behalf of Wireless Portfolio, is incorporated herein by reference to Exhibit (e)(42) of Post-Effective Amendment No. 155.

(38)

Form of Selling Dealer Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(27) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(39)

Form of Bank Agency Agreement (most recently revised March 2024), is incorporated herein by reference to Exhibit (e)(28) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 171.

(f)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(g)

(1)

Custodian Agreement, dated January 1, 2007, between Brown Brothers Harriman & Company and Automotive Portfolio, Banking Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Communication Services Portfolio, Computers Portfolio (currently known as Tech Hardware Portfolio), Construction and Housing Portfolio, Consumer Discretionary Portfolio, Consumer Finance Portfolio (currently known as FinTech Portfolio), Consumer Staples Portfolio, Defense and Aerospace Portfolio, Energy Portfolio, Fidelity Environment and Alternative Energy Fund, Fidelity Natural Resources Fund, Fidelity Real Estate Investment Portfolio, Fidelity Telecom and Utilities Fund, Financial Services Portfolio (currently known as Financials Portfolio), Gold Portfolio, Health Care Portfolio, Health Care Services Portfolio, Industrials Portfolio, Insurance Portfolio,  IT Services Portfolio (currently known as Enterprise Technology Services Portfolio), Leisure Portfolio, Materials Portfolio, Medical Equipment and Systems Portfolio (currently known as Medical Technology and Devices Portfolio), Pharmaceuticals Portfolio, Retailing Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio , Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Portfolio, and Wireless Portfolio is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(2)

Custodian Agreement, dated January 1, 2007, between The Northern Trust Company and Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

 (h)

(1)

Appointment of Agent for Service of Process, dated July 20, 2011, between Fidelity Select Gold Cayman, Ltd. and Fidelity Management & Research Company (currently Fidelity Management & Research Company LLC), is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 97.

(2)

Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and the Registrant is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

(3)

Form of Fund of Funds Investment Agreement (Acquiring Fund) is incorporated herein by reference to Exhibit (h)(5) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(4)

Form of Fund of Funds Investment Agreement (Acquired Fund) is incorporated herein by reference to Exhibit (h)(6) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 534.

(i)

Legal Opinion of Dechert LLP, dated April 21, 2025, is filed herein as Exhibit (i).

(j)

Consent of PricewaterhouseCoopers LLP, dated April 21, 2025, is filed herein as Exhibit (j).

(k)

Not applicable.

(l)

Not applicable.

(m)

(1)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Automotive Portfolio is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 155.

(2)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Banking Portfolio is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 155.

(3)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Biotechnology Portfolio is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 155.

(4)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Brokerage and Investment Management Portfolio is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 155.

(5)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Chemicals Portfolio is incorporated herein by reference to Exhibit (m)(6) of Post-Effective Amendment No. 155.

(6)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 155.

(7)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class A is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 155.

(8)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class C is incorporated herein by reference to Exhibit (m)(9) of Post-Effective Amendment No. 155.

(9)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class I is incorporated herein by reference to Exhibit (m)(10) of Post-Effective Amendment No. 155.

(10)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class M is incorporated herein by reference to Exhibit (m)(11) of Post-Effective Amendment No. 155.

(11)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Communication Services Portfolio: Fidelity Advisor Communication Services Fund: Class Z is incorporated herein by reference to Exhibit (m)(12) of Post-Effective Amendment No. 155.

(12)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Computers Portfolio (currently known as Tech Hardware Portfolio) is incorporated herein by reference to Exhibit (m)(14) of Post-Effective Amendment No. 155.

(13)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Construction and Housing Portfolio is incorporated herein by reference to Exhibit (m)(15) of Post-Effective Amendment No. 155.

(14)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Discretionary Portfolio is incorporated herein by reference to Exhibit (m)(16) of Post-Effective Amendment No. 155.

(15)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Finance Portfolio (currently known as FinTech Portfolio) is incorporated herein by reference to Exhibit (m)(17) of Post-Effective Amendment No. 155.

(16)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio is incorporated herein by reference to Exhibit (m)(18) of Post-Effective Amendment No. 155.

(17)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class A is incorporated herein by reference to Exhibit (m)(19) of Post-Effective Amendment No. 155.

(18)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class C is incorporated herein by reference to Exhibit (m)(20) of Post-Effective Amendment No. 155.

(19)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class I is incorporated herein by reference to Exhibit (m)(21) of Post-Effective Amendment No. 155.

(20)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class M is incorporated herein by reference to Exhibit (m)(22) of Post-Effective Amendment No. 155.

(21)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Staples Portfolio: Fidelity Advisor Consumer Staples Fund: Class Z is incorporated herein by reference to Exhibit (m)(23) of Post-Effective Amendment No. 155.

(22)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Defense and Aerospace Portfolio is incorporated herein by reference to Exhibit (m)(24) of Post-Effective Amendment No. 155.

(23)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Energy Portfolio is incorporated herein by reference to Exhibit (m)(25) of Post-Effective Amendment No. 155.

(24)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Environment and Alternative Energy Portfolio (currently named Fidelity Environment and Alternative Energy Fund) is incorporated herein by reference to Exhibit (m)(27) of Post-Effective Amendment No. 155.

(25)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund is incorporated herein by reference to Exhibit (m)(29) of Post-Effective Amendment No. 155.

(26)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class A is incorporated herein by reference to Exhibit (m)(30) of Post-Effective Amendment No. 155.

(27)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class C is incorporated herein by reference to Exhibit (m)(31) of Post-Effective Amendment No. 155.

(28)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class I is incorporated herein by reference to Exhibit (m)(32) of Post-Effective Amendment No. 155.

(29)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class M is incorporated herein by reference to Exhibit (m)(33) of Post-Effective Amendment No. 155.

(30)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity International Real Estate Fund: Fidelity Advisor International Real Estate Fund: Class Z is incorporated herein by reference to Exhibit (m)(34) of Post-Effective Amendment No. 155.

(31)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Real Estate Investment Portfolio is incorporated herein by reference to Exhibit (m)(35) of Post-Effective Amendment No. 155.

(32)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Telecom and Utilities Fund is incorporated herein by reference to Exhibit (m)(36) of Post-Effective Amendment No. 155.

(33)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services Portfolio (currently known as Financials Portfolio) is incorporated herein by reference to Exhibit (m)(37) of Post-Effective Amendment No. 155.

(34)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio is incorporated herein by reference to Exhibit (m)(38) of Post-Effective Amendment No. 155.

(35)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class A is incorporated herein by reference to Exhibit (m)(39) of Post-Effective Amendment No. 155.

(36)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class C is incorporated herein by reference to Exhibit (m)(40) of Post-Effective Amendment No. 155.

(37)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class I is incorporated herein by reference to Exhibit (m)(41) of Post-Effective Amendment No. 155.

(38)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class M is incorporated herein by reference to Exhibit (m)(42) of Post-Effective Amendment No. 155.

(39)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Gold Portfolio: Fidelity Advisor Gold Fund: Class Z is incorporated herein by reference to Exhibit (m)(43) of Post-Effective Amendment No. 155.

(40)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Portfolio is incorporated herein by reference to Exhibit (m)(44) of Post-Effective Amendment No. 155.

(41)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Health Care Services Portfolio is incorporated herein by reference to Exhibit (m)(45) of Post-Effective Amendment No. 155.

(42)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Industrials Portfolio is incorporated herein by reference to Exhibit (m)(46) of Post-Effective Amendment No. 155.

(43)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Insurance Portfolio is incorporated herein by reference to Exhibit (m)(47) of Post-Effective Amendment No. 155.

(44)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for IT Services Portfolio (currently known as Enterprise Technology Services Portfolio) is incorporated herein by reference to Exhibit (m)(48) of Post-Effective Amendment No. 155.

(45)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Leisure Portfolio is incorporated herein by reference to Exhibit (m)(49) of Post-Effective Amendment No. 155.

(46)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio is incorporated herein by reference to Exhibit (m)(50) of Post-Effective Amendment No. 155.

(47)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class A is incorporated herein by reference to Exhibit (m)(51) of Post-Effective Amendment No. 155.

(48)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class C is incorporated herein by reference to Exhibit (m)(52) of Post-Effective Amendment No. 155.

(49)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class I is incorporated herein by reference to Exhibit (m)(53) of Post-Effective Amendment No. 155.

(50)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class M is incorporated herein by reference to Exhibit (m)(54) of Post-Effective Amendment No. 155.

(51)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Materials Portfolio: Fidelity Advisor Materials Fund: Class Z is incorporated herein by reference to Exhibit (m)(55) of Post-Effective Amendment No. 155.

(52)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Medical Technology and Devices Portfolio is incorporated herein by reference to Exhibit (m)(56) of Post-Effective Amendment No. 155.

(53)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources Portfolio (currently named Fidelity Natural Resources Fund) is incorporated herein by reference to Exhibit (m)(58) of Post-Effective Amendment No. 155.

(54)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Pharmaceuticals Portfolio is incorporated herein by reference to Exhibit (m)(59) of Post-Effective Amendment No. 155.

(55)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Retailing Portfolio is incorporated herein by reference to Exhibit (m)(60) of Post-Effective Amendment No. 155.

(56)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Semiconductors Portfolio is incorporated herein by reference to Exhibit (m)(61) of Post-Effective Amendment No. 155.

(57)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Software and IT Services Portfolio is incorporated herein by reference to Exhibit (m)(62) of Post-Effective Amendment No. 155.

(58)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Technology Portfolio is incorporated herein by reference to Exhibit (m)(63) of Post-Effective Amendment No. 155.

(59)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio is incorporated herein by reference to Exhibit (m)(64) of Post-Effective Amendment No. 155.

(60)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class A is incorporated herein by reference to Exhibit (m)(65) of Post-Effective Amendment No. 155.

(61)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class C is incorporated herein by reference to Exhibit (m)(66) of Post-Effective Amendment No. 155.

(62)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class I is incorporated herein by reference to Exhibit (m)(67) of Post-Effective Amendment No. 155.

(63)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class M is incorporated herein by reference to Exhibit (m)(68) of Post-Effective Amendment No. 155.

(64)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Telecommunications Portfolio: Fidelity Advisor Telecommunications Fund: Class Z is incorporated herein by reference to Exhibit (m)(69) of Post-Effective Amendment No. 155.

(65)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Transportation Portfolio is incorporated herein by reference to Exhibit (m)(70) of Post-Effective Amendment No. 155.

(66)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Portfolio is incorporated herein by reference to Exhibit (m)(71) of Post-Effective Amendment No. 155.

(67)

Amended and Restated Distribution and Service Plan pursuant to Rule 12b-1 for Wireless Portfolio is incorporated herein by reference to Exhibit (m)(72) of Post-Effective Amendment No. 155.

 (n)

(1)

Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Fidelity Select Portfolios on behalf of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Fidelity International Real Estate Fund, Materials Portfolio, and Telecommunications Portfolio is incorporated herein by reference to Exhibit (n)(1) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 221.

(2)

Schedule I (Equity), dated February 20, 2025, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated March 1, 2024, on behalf of Communication Services Portfolio, Consumer Staples Portfolio, Gold Portfolio, Fidelity International Real Estate Fund, Materials Portfolio, and Telecommunications Portfolio is incorporated herein by reference to Exhibit (n)(2) of  Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 184.

(p)

(1)

The 2025 Code of Ethics, adopted by each fund and Fidelity Management & Research Company LLC, Fidelity Investments Institutional Operations Company LLC, Fidelity Service Company, Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (UK) Limited, and Fidelity Distributors Company LLC pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Salem Street Trust’s (File No. 002-41839) Post-Effective Amendment No. 594.

(2)

The 2024 Code of Ethics, adopted by FIL Limited, FIL Investment Advisors, and FIL Investment Advisors (UK) Limited pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(2) of Fidelity Advisor Series II (File No. 033-06516) Post-Effective Amendment Nos. 170 & 172.

Item 29.

Persons Controlled by or under Common Control with the Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company LLC, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

The Trust through Select Gold Portfolio, a separate series of the Trust, wholly owns and controls the Fidelity Select Gold Cayman, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included, on a consolidated basis, in the Select Gold Portfolio’s annual and semi-annual reports to shareholders.

Item 30.

Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company LLC (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)

any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)

any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

 Item 31.

Business and Other Connections of Investment Adviser(s)

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY LLC (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson

Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR LLC; Chief Executive Officer, Chairman and Director of Fidelity Management & Research Company LLC.  Previously served as Chairman of the Board and Director FMRC.

Peter S. Lynch	Vice Chairman and Director of Fidelity Management & Research Company LLC and a member of the Advisory Board of funds advised by FMR. Previously served as Vice Chairman and Director of FMRC.
Cynthia Lo Bessette

Senior Vice President of Fidelity Management & Research Company LLC; Secretary Fidelity Diversifying Solutions LLC; Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC; Secretary SelectCo, LLC and FIMM; Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC; and Chief Legal Officer of FMR H.K, FMR Japan and FMR Investment Management (UK) Limited.

Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Lisa D. Krieser	Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC; Secretary FMR Capital, Inc, Strategic Advisers LLC, FIIOC, and Fidelity Service Company Inc..
Bart Grenier	President of Fidelity Management & Research Company LLC and Director of Strategic Advisers LLC (2024).
Michael Shulman

Assistant Treasurer Fidelity Distributors Company LLC (FDC), Fidelity Diversifying Solutions LLC, FIMM, Fidelity Management & Research Company LLC (2023), FMR LLC (2023), FMR Capital, Inc. (2023), Strategic Advisers LLC (2023), FIIOC, and Fidelity Service Company, Inc.; Executive Vice President, Tax of FMR LLC (2023).

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Jason Pogorelec	Compliance Officer of Fidelity Management & Research Company LLC (2023).
Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(2) FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY LLC (FIIOC)

FIIOC serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Brovelli	President - Retirement Division and Director.
Stephanie Caron	President Fidelity Service Company, Inc. (2024); Executive Vice President - Shareholder Division FIIOC (2024); Director FIIOC and Fidelity Service Company, Inc. (2024).
Ronald DePoalo	Director FIIOC and Fidelity Service Company, Inc..
Robert Adams	President - Shareholder Division of FIIOC; Chief Operating Officer of FDC.
Amy Hansel	Senior Vice President - Shareholder Division.
Crystal Morrison	Senior Vice President - Shareholder Division.
Brian Field	Vice President - Shareholder Division.
Dennis Sullivan	Vice President - Shareholder Division.
Matthew DePiero	Treasurer - Retirement Division and Shareholder Division.
Michael Shulman

Assistant Treasurer Fidelity Distributors Company LLC (FDC), Fidelity Diversifying Solutions LLC, FIMM, Fidelity Management & Research Company LLC (2023), FMR LLC (2023), FMR Capital, Inc. (2023), Strategic Advisers LLC (2023), FIIOC, and Fidelity Service Company, Inc.; Executive Vice President, Tax of FMR LLC (2023).

John Slyconish

Assistant Treasurer of FDS (2023) and FIIOC; Treasurer Fidelity Distributors Company LLC (FDC) (2023), FMR LLC (2023), FIMM (2024), FMR Capital, Inc. (2023), and Fidelity Service Company, Inc; Director FMR Capital, Inc. (2023).

Lisa D. Krieser	Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC; Secretary FMR Capital, Inc, Strategic Advisers LLC, FIIOC, and Fidelity Service Company Inc..
Krista Ryan	Chief Legal Officer - Shareholder Division (2025).
Brian C. McLain	Assistant Secretary Strategic Advisers LLC, FIIOC, and Fidelity Service Company, Inc. Previously served as Assistant Secretary of Fidelity Distributors Corporation (FDC).
Amy DeVasto	Chief Compliance Officer
Eric Bocan	Chief Risk Officer - Shareholder Division FIIOC; Senior Vice President Fidelity Service Company, Inc.

(3) FIDELITY SERVICE COMPANY, INC.

Fidelity Service Company, Inc. serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Stephanie Caron	President Fidelity Service Company, Inc. (2024); Executive Vice President - Shareholder Division FIIOC (2024); Director FIIOC and Fidelity Service Company, Inc. (2024).
Ronald DePoalo	Director FIIOC and Fidelity Service Company, Inc..
Robert Adams	President - Shareholder Division of FIIOC; Chief Operating Officer of FDC.
Eric Bocan	Chief Risk Officer - Shareholder Division FIIOC; Senior Vice President Fidelity Service Company, Inc.
Kenneth B. Robins	Senior Vice President.
John Slyconish

Assistant Treasurer of FDS (2023) and FIIOC; Treasurer Fidelity Distributors Company LLC (FDC) (2023), FMR LLC (2023), FIMM (2024), FMR Capital, Inc. (2023), and Fidelity Service Company, Inc; Director FMR Capital, Inc. (2023).

Michael Shulman

Assistant Treasurer Fidelity Distributors Company LLC (FDC), Fidelity Diversifying Solutions LLC, FIMM, Fidelity Management & Research Company LLC (2023), FMR LLC (2023), FMR Capital, Inc. (2023), Strategic Advisers LLC (2023), FIIOC, and Fidelity Service Company, Inc.; Executive Vice President, Tax of FMR LLC (2023).

Lisa D. Krieser	Assistant Secretary Fidelity Management & Research Company LLC and Fidelity Distributors Company LLC; Secretary FMR Capital, Inc, Strategic Advisers LLC, FIIOC, and Fidelity Service Company Inc..
Brian C. McLain	Assistant Secretary Strategic Advisers LLC, FIIOC, and Fidelity Service Company, Inc. Previously served as Assistant Secretary of Fidelity Distributors Corporation (FDC).
Maharaj Thankam	Chief Information Officer

(4) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Yau Lecornu	Chief Executive Officer of FMR H.K., Executive Director of FMR H.K., Director of Investment Services – Asia, and Director of FMR H.K.
James Christian Hancock	Director of FMR Japan (2025) and FMR H.K (2025).
James Lenton	Director of FMR H.K. (2023).
Adrian James Tyerman	Compliance Officer FMR H.K. and FMR UK, Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.
Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(5) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

FMR Japan provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Nathaniel Norr Salter	Director of FMR Japan (2023).
Rieko Hirai	Director of FMR Japan.
Kirk Roland Neureiter	Director of FMR Japan.
James Christian Hancock	Director of FMR Japan (2025) and FMR H.K (2025).
Kan Man Wong	Director of FMR Japan (2025)
Koichi Iwabuchi	Statutory Auditor of FMR Japan; Previously served as Compliance Officer of FMR Japan.
Kenji Kanemasu	Compliance Officer of FMR Japan (2023).
Christopher Rimmer

Treasurer of Fidelity Management & Research Company LLC, FMR H.K., FMR Japan, and Strategic Advisers LLC; President and Director FMR Capital Inc.; Director of FMR Investment Management (UK) Limited. Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC.

Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Nicole Macarchuk	Secretary and Chief Legal Officer Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).

(6) FMR INVESTMENT MANAGEMENT (UK) LIMITED (FMR UK)

FMR UK provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	Director FMR Investment Management (UK) Limited.
Kyle Johnson	Director of FMR Investment Management (UK) Limited (2024).
Karoline Rosenberg	Director of FMR Investment Management (UK) Limited (2024).
Adrian James Tyerman	Compliance Officer FMR H.K. Anti-Money Laundering Compliance Officer of FMR Investment Management (UK) Limited.
Stephanie J. Brown

Chief Compliance Officer of Fidelity Management & Research Company LLC (2023), FDS (2023), FIAM (2023), FMR H.K. (2023), Fidelity Management & Research (Japan) Limited (2023), FMR Investment Management (UK) Limited (2023), and Strategic Advisers LLC (2023); Assistant Treasurer FMR Capital, Inc..

Jean-Philippe Provost	Director FMR Investment Management (UK) Limited (2023).
Nicole Macarchuk	Chief Legal Officer and Secretary of Fidelity Management & Research Company LLC (2024), Chief Legal Officer of FMR H.K. (2024), FMR Japan (2024), and FMR Investment Management (UK) Limited (2024).
Victoria Redgrave	Director FMR Investment Management (UK) Limited (2024).

(7) FIL INVESTMENT ADVISORS (FIA)

The directors and officers of FIA have held the following positions of a substantial nature during the past two fiscal years.

Rohit Mangla	Chief Compliance Officer of FIA.
May Huimei Li	Authorized Representative of FIA.
Adrian Lam	SFC Emergency Contact and Compliant Officer of FIA.
Angel Law	HK Emergency Contact and Complaints Officer of FIA.
Rosalie Powell	Company Secretary of FIA.
Matthew Quaife	Director of FIA.
Katrina Nusum	Director of FIA.
Deborah Speight	Director of FIA.
Richard McBrearty	Director of FIA.
Adam Outerbridge	Director of FIA.
Stacey Ramsay	Director of FIA.
Keira Petty	AML/ATF Compliance Officer (2023) and AML/ATF Reporting Officer (2023).
Jacky Chan	Hong Kong Money Laundering Reporting Officer.
Roy Chan	Deputy Hong Kong Money Laundering Reporting Officer.
Adam Haylock	Chief Information Security Officer (CISO) (2023).

(8) FIL INVESTMENT ADVISORS (UK) LIMITED (FIA(UK))

The directors and officers of FIA(UK) have held the following positions of a substantial nature during the past two fiscal years.

Victoria Kelly	Director of FIA(UK).
Maria Abbonizio	Director of FIA(UK).
Romain Boscher	Director of FIA(UK).
Niamh Brodie-Machura	Director of FIA(UK) (2024) and Chief Executive Officer of FIA (UK) (2024)
FIL Investment Management Limited	Company Secretary of FIA(UK).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company LLC (FMR)
245 Summer Street
Boston, MA 02210

Fidelity Investments Institutional Operations Company LLC
245 Summer Street
Boston, MA 02210

Fidelity Service Company, Inc
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)
Kamiyacho Prime Place, 1-17
Toranomon-4-Chome, Minato-ku

Tokyo, Japan

FMR Investment Management (UK) Limited (FMR UK)
1 St. Martin's Le Grand

London, EC1A 4AS, United Kingdom

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))

Beech Gate Millfield Lane

Lower Kingswood, Tadworth, Surrey

KT20 6RP, United Kingdom

Strategic Advisers LLC
155 Seaport Boulevard
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Company LLC (FDC)
900 Salem Street
Smithfield, RI 02917

Item 32.

Principal Underwriters

(a)

Fidelity Distributors Company LLC (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Robert Adams	Chief Operating Officer	None
Robert F. Bachman	Executive Vice President and Director (2023)	None
Timothy Dunne	Director (2024)	None
Dalton Gustafson	President and Director (2023)	None
Natalie Kavanaugh	Chief Legal Officer	None
John McGinty	Chief Compliance Officer	None
Natelli Abramov	Chief Financial Officer (2025)	None
John Slyconish	Treasurer	None
Natalie Kavanaugh	Secretary	None
Lisa D. Krieser	Assistant Secretary	None
Michael Shulman	Assistant Treasurer	None

*  900 Salem Street, Smithfield, RI

(c)

Not applicable.

Item 33.

Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company LLC or Fidelity Investments Institutional Operations Company LLC, 245 Summer Street, Boston, MA 02210, or the funds’ respective custodians, or special purpose custodian, as applicable, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA and The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 176 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 24th day of April 2025.

Fidelity Select Portfolios
By	/s/Stacie M. Smith
Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	April 24, 2025
Stacie M. Smith		(Principal Executive Officer)

/s/Stephanie Caron		Chief Financial Officer	April 24, 2025
Stephanie Caron		(Principal Financial Officer)

/s/Vijay C. Advani	*	Trustee	April 24, 2025
Vijay C. Advani

/s/Thomas P. Bostick	*	Trustee	April 24, 2025
Thomas P. Bostick

/s/Donald F. Donahue	*	Trustee	April 24, 2025
Donald F. Donahue

/s/Bettina Doulton	*	Trustee	April 24, 2025
Bettina Doulton

/s/Vicki L. Fuller	*	Trustee	April 24, 2025
Vicki L. Fuller

/s/Patricia L. Kampling	*	Trustee	April 24, 2025
Patricia L. Kampling

/s/Thomas Kennedy	*	Trustee	April 24, 2025
Thomas Kennedy

/s/Robert A. Lawrence	*	Trustee	April 24, 2025
Robert A. Lawrence

/s/Oscar Munoz	*	Trustee	April 24, 2025
Oscar Munoz

/s/Karen B. Peetz	*	Trustee	April 24, 2025
Karen B. Peetz

/s/David M. Thomas	*	Trustee	April 24, 2025
David M. Thomas

/s/Susan Tomasky	*	Trustee	April 24, 2025
Susan Tomasky

/s/Michael E. Wiley	*	Trustee	April 24, 2025
Michael E. Wiley

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated July 16, 2024, and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Capital Trust

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after July 16, 2024.

WITNESS our hands on this sixteenth day of July 2024.

/s/Vijay C. Advani	/s/Robert A. Lawrence
Vijay C. Advani	Robert A. Lawrence

/s/Thomas P. Bostick	/s/Oscar Munoz
Thomas P. Bostick	Oscar Munoz

/s/Donald F. Donahue	/s/Karen B. Peetz
Donald F. Donahue	Karen B. Peetz

/s/Bettina Doulton	/s/David M. Thomas
Bettina Doulton	David M. Thomas

/s/Vicki L. Fuller	/s/Susan Tomasky
Vicki L. Fuller	Susan Tomasky

/s/Patricia L. Kampling	/s/Michael E. Wiley
Patricia L. Kampling	Michael E. Wiley

/s/Thomas Kennedy
Thomas Kennedy